Variable Deferred Annuity Contracts funded through Horace Mann Life Insurance Company Separate Account of Horace Mann Life Insurance Company
May 1, 2020
This prospectus describes an individual flexible premium deferred variable annuity contract issued by Horace Mann Life Insurance Company (“HMLIC”). Certain of these Contracts were issued in connection with retirement plans or arrangements which may qualify for special tax treatment under the Internal Revenue Code of 1986, as amended (“IRC”). These Contracts (other than certificates issued under the group contracts) are no longer sold by HMLIC. The investment choices under the Contracts are a Fixed Account that credits a specified guaranteed interest rate, and the HMLIC Separate Account. Amounts allocated or transferred to the HMLIC Separate Account as directed by a participant or Contract Owner are invested in one or more of the Subaccounts (sometimes referred to as variable investment options or variable accounts). Each Subaccount purchases shares in a corresponding Underlying Fund. The Underlying Funds are:
Lifecycle/Target Date Funds
Fidelity® VIP Freedom 2015 Portfolio℠ SC2
Fidelity® VIP Freedom 2025 Portfolio℠ SC2
Fidelity® VIP Freedom 2035 Portfolio℠ SC2
Fidelity® VIP Freedom 2045 Portfolio℠ SC2
Fidelity® VIP Freedom 2055 Portfolio℠ SC2
Fidelity® VIP Freedom 2065 Portfolio℠ SC2
Asset Allocation Funds
Fidelity® VIP FundsManager® 20% SC2
Fidelity® VIP FundsManager® 50% SC2
Fidelity® VIP FundsManager® 60% SC2
Fidelity® VIP FundsManager® 70% SC2
Fidelity® VIP FundsManager® 85% SC2
Large Company Stock Funds
Large Value
American Funds IS Blue Chip Income and Growth Fund Class 4
Large Blend
Fidelity® VIP Index 500 Portfolio SC 2
JPMorgan Insurance Trust U.S. Equity Portfolio
Large Growth
American Funds IS Growth Fund Class 4
Mid-Size Company Stock Funds
Mid Value
MFS VIT III Mid Cap Value Portfolio, Service Class
Mid Blend
Calvert VP S&P Mid Cap 400 Index
Mid Growth
Wells Fargo VT Discovery FundSM
Small Company Stock Funds
Small Value
JPMorgan Small Cap Value Fund(1)
Small Blend
BNY Mellon Investment Portfolios: Small Cap Stock Index Portfolio—Service Shares
Small Growth
Lord Abbett Series Fund - Developing Growth Portfolio(2)
ClearBridge Variable Small Cap Growth
International Stock Funds
Developed Markets
Fidelity® VIP Overseas Portfolio SC 2(2)
MFS VIT II International Growth Portfolio, Service Class
Emerging Markets
American Funds IS New World Fund Class 4
Real Estate
Fidelity® VIP Real Estate SC2
Bond Funds
Corporate Bond
Fidelity® VIP Investment Grade Bond Portfolio SC 2
Global Bond
Templeton Global Bond VIP Fund—Class 4(2)
Vanguard® VIF Global Bond Index
High Yield Bond
BlackRock High Yield V.I. III
Balanced Funds
American Funds IS Managed Risk Asset Allocation Fund P2
Wilshire VIT Global Allocation Fund
Money Market
T. Rowe Price Government Money Portfolio

(1)	This Subaccount is not available as an investment option in Non-Qualified Contracts.
(2)	On and after May 1, 2019, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts:
Fidelity ® VIP Overseas Portfolio SC 2 Lord Abbett Series Fund - Developing Growth Portfolio Templeton Global Bond VIP Fund – Class 4

Trademarks used in this document are owned by and used with the permission of the appropriate company.
This prospectus sets forth the information an investor should know before purchasing or making additional purchase payments to a Contract and should be kept for future reference. Additional information about the HMLIC Separate Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated May 1, 2020. The Statement of Additional Information is incorporated by reference and is available upon request, without charge. You may obtain the Statement of Additional Information by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile ("FAX") transmission to (877) 832-3785 or by telephoning (800) 999-1030 (toll-free). The table of contents of the Statement of Additional Information appears at the end of this prospectus.
The Securities and Exchange Commission maintains a website (www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information that the HMLIC Separate Account files electronically with the Securities and Exchange Commission.
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
THE ANNUITIES OFFERED BY HMLIC ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. THEY ARE NOT DEPOSITS OF, OBLIGATIONS OF, OR GUARANTEED BY ANY BANK. THEY INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
The date of this prospectus is May 1, 2020.

Definitions

Accumulation Unit: A unit of measurement used to determine the value of a Contract Owner’s interest in a Subaccount before Annuity Payments begin.
Accumulation Unit Value: The value of an Accumulation Unit on any Valuation Date.
Annuitant: The natural person whose life determines the Annuity Payments made under the Contract.
Annuitized Value: The amount applied to purchase Annuity Payments. It is equal to the Total Accumulation Value on the Maturity Date, less any applicable premium tax, outstanding loan and applicable Surrender Charge.
Annuity Payments: A series of payments beginning on the Maturity Date.
Annuity Period: The period during which Annuity Payments are made.
Annuity Unit: A unit of measurement used in determining the amount of a Variable Annuity Payment during the Annuity Period.
Annuity Unit Value: The value of an Annuity Unit on any Valuation Date.
Contract: The individual deferred variable annuity contracts (and in the case of the group contracts, those group contracts and the certificates thereunder) this prospectus offers.
Contract Owner (You, Your): The individual to whom the Contract is issued.
Contract Year: A year measured from the date a Contract was issued to an individual Contract Owner and each anniversary of that date.
FINRA: The Financial Industry Regulatory Authority was created in July 2007 through the consolidation of National Association of Securities Dealers (“NASD”) and the member regulation, enforcement and arbitration functions of the New York Stock Exchange. (“NYSE”).
Fixed Annuity Payments: Annuity Payments that do not participate in the investment experience of any Subaccount.
Fixed Cash Value: The dollar value of the fixed account under the Contract prior to the time Annuity Payments begin.
HMLIC, We, Us, Our: Horace Mann Life Insurance Company.
Home Office: The mailing address and telephone number of Our Home Office are: P.O. Box 4657, Springfield, Illinois 62708-4657; (800) 999-1030. Our street address is 1 Horace Mann Plaza, Springfield, Illinois 62715-0001.
Maturity Date: The date Annuity Payments begin. The individual Contracts offered by this prospectus describe the criteria for determining Maturity Dates.
In addition, Qualified Contracts often have certain limitations upon election of a Maturity Date. Generally, distributions under Qualified Contracts (except Roth IRAs) must begin by April 1 following the calendar year in which the Contract Owner reaches, age 72. See “Tax Consequences— Required Minimum Distributions.”
Mutual Fund(s): Open-end management investment companies in which the assets of the Subaccount(s) will be invested. These companies are generally registered under the Investment Company Act of 1940, as amended (the “Act”).
Net Purchase Payment: The balance of each purchase payment received by HMLIC after deducting any applicable premium taxes. Purchase payments are also referred to as premium payments in this prospectus.
Non-Qualified Contract: A Contract that is not issued under an employer-sponsored retirement plan or individual retirement account.
Qualified Contract: The term “Qualified Contract” in this prospectus will be used to describe the following Contracts: IRC Section 403(b) tax sheltered annuity (“403(b) Contract”); IRC Section 408 individual retirement annuity (“traditional IRA Contract”); IRC Section 408A Roth individual retirement annuity (“Roth IRA Contract”); IRC Section 408(p) savings incentive match plan for employees of small employers individual retirement annuity (“SIMPLE Contract”); IRC Section 408(k) simplified employee pension (“SEP Contract”); IRC Section 457(b) eligible governmental deferred compensation plan annuity (“457(b) Contract”); and IRC 401 qualified annuity (“401 Contract”).

Qualified Retirement Plan: Employer retirement plans established under IRC Sections 401(a) or 403(b) or 457(b) and individual retirement arrangements under IRC Sections 408 and 408A.
Required Minimum Distribution: The amount required to be withdrawn from Your Contract after You reach age 72. or upon Your death. See “Tax Consequences – Required Minimum Distributions”.
Scheduled Update: The date the Contract investment period and current interest rate of the fixed account are updated, if applicable.
Separate Account: The Horace Mann Life Insurance Company Separate Account, a segregated variable investment account consisting of Subaccounts each of which invests in a corresponding Underlying Fund. The Separate Account was established by HMLIC under Illinois law and is registered as a unit investment trust under the Act.
Subaccount: A division of the Separate Account that invests in shares of the corresponding Underlying Fund. Certain Subaccounts are not available for investment under Non-Qualified Contracts.
Surrender Charge: Also called a “contingent deferred sales charge.” An amount kept by HMLIC if a withdrawal is made or if the Contract is surrendered. The charge is intended to compensate HMLIC for the cost of selling the Contract.
Total Accumulation Value: The sum of the Fixed Cash Value and the Variable Cash Value before Annuity Payments begin.
Underlying Funds: All Mutual Funds listed in this document that are available for investment by the Separate Account.
Valuation Date: Any day on which the NYSE is open for trading and on which the net asset value of each share of the Underlying Funds is determined. The Valuation Date ends at 3:00 p.m. Central Time, or the close of the NYSE, if earlier. We deem receipt of any Net Purchase Payment or transaction request to occur on a particular Valuation Date if We receive the Net Purchase Payment or request (in either case, with all required information and documentation) at Our Home Office before 3:00 p.m. Central Time, or the close of the NYSE, if earlier, on that day. If received at or after 3:00 p.m. Central Time, or the close of the NYSE, if earlier, We deem receipt to occur on the following Valuation Date.
Valuation Period: The period from the end of a Valuation Date to the end of the next Valuation Date, excluding the day the period begins and including the day it ends.
Variable Annuity Payments: Annuity Payments that participate in the investment experience of one or more Subaccounts.
Variable Cash Value: The dollar value of the Separate Account investment options under the Contract before the time Annuity Payments begin.
Summary

This summary is intended to provide a brief overview of the more significant aspects of the Contract(s). More detailed information about the material rights and features under the Contract can be found elsewhere in this prospectus and in the Separate Account Statement of Additional Information. This prospectus discloses all material features and benefits of the Contract. This prospectus is intended to serve as a disclosure document that focuses on the variable portion of the Contracts only. For information regarding the fixed portion, refer to the Contract(s).
For a brief overview of product-specific information for the Contract You own, see the “Individual Product Information” section of this prospectus.
Detailed information about the Underlying Funds is contained in each Underlying Fund’s prospectus and in each Underlying Fund’s Statement of Additional Information.
The expenses for the Underlying Funds, including advisory and management fees, are found in each Underlying Fund’s prospectus.
To determine the Contract You own, look in the bottom left-hand corner of Your Contract for the form number. This prospectus applies to all HMLIC Contracts with a form number of IC-408, IC-409, IC-410, IC-437, IC438, IC-423 or IC-424 immediately followed by any combination of 3 letters and/or numbers.
What is the “Separate Account?”
The Separate Account segregates assets dedicated to the variable portion of the Contracts offered herein. The Separate Account is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 (“1940 Act”) as a unit investment trust. The Separate Account consists of Subaccounts, each investing in shares of a corresponding Underlying Fund.

Who may purchase the Contracts offered by this prospectus?
The Contracts are designed for individuals seeking long-term, tax-deferred accumulation of funds and are no longer sold (other than certificates issued under the group contracts). Purchasing the Contract as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the Qualified Retirement Plan. Therefore, the individual should have reasons other than tax deferral to purchase this product.
The Contracts were offered and sold by HMLIC through its licensed life insurance sales personnel. These insurance sales personnel are registered representatives of Horace Mann Investors, Inc. (“HM Investors”). In addition, the Contracts were offered and sold through independent agents and other broker/dealers. HM Investors is a broker/dealer registered under the Securities and Exchange Act of 1934. HMLIC has entered into a distribution agreement with HM Investors. HM Investors is a member of FINRA.
What are my investment choices?
You may have money allocated to or invested in no more than 24 investment options (including the fixed account) at any one time. Certain Subaccounts are not available for investment under Non-Qualified Contracts.
(a) The Separate Account
Includes Subaccounts each of which invests in one of the following Underlying Funds:
Lifecycle/Target Date Funds
Fidelity ® VIP Freedom 2015 SC2
Fidelity® VIP Freedom 2025 SC2
Fidelity® VIP Freedom 2035 SC2
Fidelity® VIP Freedom 2045 SC2
Fidelity® VIP Freedom 2055 SC2
Fidelity® VIP Freedom 2065 SC2
Asset Allocation Funds
Fidelity ® VIP FundsManager® 20% SC2
Fidelity® VIP FundsManager® 50% SC2
Fidelity® VIP FundsManager® 60% SC2
Fidelity® VIP FundsManager® 70% SC2
Fidelity® VIP FundsManager® 85% SC2
Large Company Stock Funds
Large Value
American Funds IS Blue Chip Income and
Growth Fund Class 4
Large Blend
Fidelity ® VIP Index 500 Portfolio SC 2
JPMorgan Insurance Trust U.S. Equity Portfolio
Large Growth
American Funds IS Growth Fund Class 4

Mid-Size Company Stock Funds
Mid Value
MFS VIT III Mid Cap Value Portfolio, Service Class
Mid Blend
Calvert VP S&P Mid Cap 400 Index
Mid Growth
Wells Fargo VT Discovery FundSM
Small Company Stock Funds
Small Value
JPMorgan Small Value Fund(1)
Small Blend
BNY Mellon Investment Portfolios: Small Cap Stock
Index Portfolio—Service Shares
Small Growth
Lord Abbett Series Fund -
Developing Growth Portfolio(2)
ClearBridge Variable Small Cap Growth
International Stock Funds
Developed Markets
Fidelity ® VIP Overseas Portfolio SC 2(2)
MFS VIT II International Growth Portfolio,
Service Class
Emerging Markets
American Funds IS New World Fund Class 4
Real Estate
Fidelity® VIP Real Estate SC 2
Bond Funds
Corporate Bond
Fidelity® VIP Investment Grade Bond Portfolio SC 2
Global Bond
Templeton Global Bond VIP Fund—Class 4(2)
Vanguard VIF Global Bond Index
High Yield Bond
BlackRock High Yield V.I. III
Balanced Funds
American Funds IS Managed Risk Asset Allocation Fund P2
Wilshire VIT Global Allocation Fund
Money Market
T. Rowe Price Government Money Portfolio
(1)	This Subaccount is not available as an investment option in Non-Qualified Contracts.
(2)	On and after May 1, 2019, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts:
Fidelity® VIP Overseas Portfolio SC 2
Lord Abbett Series Fund - Developing Growth Portfolio
Templeton Global Bond VIP Fund – Class 4
(b) The Fixed Account—You also may direct Your Net Purchase Payments (or transfer any of Your Total Accumulation Value) to the fixed account and receive a guaranteed minimum interest rate. (See Your Contract or Horace Mann Life Insurance Company, The Fixed Account, The Separate Account and The Underlying Funds—The Fixed Account). The fixed account is part of HMLIC’s general account and is subject to HMLIC’s financial strength and claims paying ability. The Fixed Account has a guaranteed minimum interest rate that is shown in “Individual Product Information”.
When can I transfer between accounts?
At any time before the Contract’s Maturity Date, You may transfer from one Subaccount to another, and to and from the fixed account of the Contract, subject to certain restrictions. The dollar cost averaging program allows You to preschedule a series of transfers between investment options to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar cost averaging program. The dollar cost averaging program is only available before the
Maturity Date. Transfers from the fixed account of the Contract into a Subaccount could be subject to certain charges if the transferred amount is withdrawn or surrendered. For complete details see “The Contracts—Transactions—Transfers.”
May I withdraw all or part of the Contract value before the Maturity Date?
Unless restricted by the IRC, or the terms of any employer plan under which Qualified Contracts are issued (if applicable), a Contract Owner may at any time before the Maturity Date surrender his or her Contract in whole or withdraw in part for cash. In any Contract year, You may withdraw a portion of Your Total Accumulation Value without a Surrender Charge. You may have to pay federal income taxes and an additional tax (penalty tax) if You surrender or make a withdrawal from Your Contract. Each surrender or partial withdrawal is processed on the basis of the value of an Accumulation Unit of the Subaccount(s) from which the Variable Cash Value is being surrendered or withdrawn. Surrenders and withdrawals may be subject to Surrender Charges as described in “Deductions and Expenses—Surrender Charges.”

The IRC provides an additional tax (penalty tax) for early distributions under annuity contracts and Qualified Retirement Plans. Values may not be withdrawn from Qualified Contracts (other than traditional IRAs and Roth IRAs), except under certain circumstances. See “Tax Consequences.”
What are the charges or deductions?
Contracts may be subject to deductions for applicable state or local government premium taxes. Premium taxes presently range from 0% to 3.5%.
We deduct a mortality and expense risk fee (M&E Fee) from the Separate Account. The M&E Fee is computed on a daily basis. See the “Individual Product Information” section for the mortality and expense risk fee of Your product.
A fixed annual maintenance charge that may not exceed $25 is assessed against the Contract on each anniversary, unless the Contract value equals or exceeds $10,000, in which case such charge is waived. See the “Individual Product Information” section for the annual maintenance fee of Your product. If You have multiple deferred annuity contracts or certificates with us, We will combine the values of all such contracts/certificates to determine whether the $10,000 value has been met. We sometimes use multiple Contract numbers, with the same first nine digits in the numbers, to segregate multiple sources of funds for a Contract Owner, such as employee versus employer. In these situations, We will deduct only one annual maintenance charge per year for those multiple Contract numbers.
We do not assess a sales expense charge on purchase payments, but do assess a decreasing Surrender Charge against certain withdrawals and surrenders. The charge is deducted from the Contract Owner’s value in the Subaccount(s) from which the withdrawal is made. See “The Contracts—Transactions—Surrender or Withdrawal Before Commencement of Annuity Period.”
What are the federal income tax consequences of investing in this Contract?
Purchase payments made on a pre-tax basis through salary reduction (other than amounts designated as Roth contributions), employer amounts, or deductible amounts in the case of traditional IRAs are not subject to current income taxes at the time they are made. Earnings are also not subject to income taxes as they accumulate within the annuity Contract. Except for qualified distributions from Roth-type accounts or after-tax purchase payments, Distributions will be subject to ordinary income taxes when received in accordance with Section 72 of the IRC.
Distributions from Qualified Contracts (other than traditional IRAs or Roth IRAs) may be restricted by the employer’s plan and the IRC. Early distributions from Qualified Contracts may be subject to a penalty tax and the IRC also generally requires that distributions from Qualified Contracts (other than Roth IRAs) begin by April 1, following the calendar year in which the Contract Owner reaches age 72. See “Tax Consequences.” These Contracts might not be appropriate for short-term investment. See “The Contract—Transactions—Surrender or Withdrawal Before Commencement of Annuity Period.”
If I receive my Contract and am dissatisfied, may I return it?
Generally the Contract Owner may return the Contract to HMLIC within 30 days of receipt of the Contract. HMLIC will refund the greater of the Net Purchase Payments made for the Contract, less any withdrawals and any outstanding loan balance, or the Total Accumulation Value.
When can I begin receiving Annuity Payments, and what options are available?
Payments will begin on the Maturity Date set by the terms of Your Contract. Variable Annuity Payments are made in monthly installments. An optional Maturity Date and various income payment options are available under the Contract.
Annuity Payments may be fixed or variable or a combination of fixed and variable payments. See “The Contracts—Annuity Payment Options.”
Distributions from Qualified Contracts (other than traditional IRAs or Roth IRAs) may be restricted by the employer’s plan and the IRC. Early distributions may incur a penalty tax and the IRC also generally requires that distributions from Qualified Contracts (other than Roth IRAs) begin by April 1, following the calendar year in which the Contract Owner reaches age 72. See “Tax Consequences.”

Fee Tables and Example

The following tables describe the highest fees and expenses that You may pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender the Contract or transfer cash value between investment options. State premium taxes may also be deducted. To determine the Contract You own, look in the bottom left hand corner of Your Contract for the form number. This is the number referenced below the product name in the following tables.
Contract Owner Transaction Expenses(1)
Surrender Fees (as a percentage of amount surrendered, if applicable)(2)
	Annuity Alternatives (IC-408000, IC-409000 (group contract), & IC-410000 (certificate))	Annuity Alternatives 2 (IC-437000 and IC-438000)	Tennessee Matching Funds (IC-4230TN (group contract) and IC-4240TN (certificate))
Maximum Surrender Charge	8%	8%	0%

Periodic Fees and Expenses
The next table describes the fees and expenses that You will pay periodically during the time that You own the Contract, not including Underlying Fund fees and expenses.
	Annuity Alternatives (IC-408000, IC-409000 (group contract), & IC-410000 (certificate))	Annuity Alternatives 2 (IC-437000)	Annuity Alternatives 2 (IC-438000)	Tennessee Matching Funds (IC-4230TN (group contract) and IC-4240TN (certificate))
Annual Contract Fee(3)	$ 25	$ 25	$ 25	$0.00
Separate Account Annual Expenses (as a percentage of average Variable Cash Value) Mortality and Expense Risk Fees	1.25%	1.25%	1.25%	0.95%
Total Separate Account Annual Expenses	1.25%	1.25%	1.25%	0.95%

(1)	Any premium taxes relating to the Contract may be deducted from the premium or deducted from the Annuitized Value, when applicable. Such premium taxes and the time of deduction of those taxes will be determined by the Contract Owner’s current place of residence. Premium taxes currently range between 0% and 3.5%.
(2)	If you purchased the Annuity Alternatives Contract your surrender charges would be; year 1, 8%, year 2, 8%, year 3, 6%, year 4, 4% year 5, 2% and thereafter 0%. If you purchased the Annuity Alternatives 2 Contract your surrender charges would be; year 1, 8, year 2, 7%, year 3, 6, year 4, 4%, year 5, 2% and thereafter 0%.
(3)	The annual Contract fee is waived if the Contract value equals or exceeds $10,000. If the Contract Owner has multiple deferred annuity contracts or certificates with Us. We will combine the values of all such contracts/certificates to determine whether the $10,000 value has been met. We sometimes use multiple Contract numbers, with the same first nine digits in the number, to segregate multiple sources of funds for a Contract Owner, such as employee versus employer. In these situations, We will deduct only one annual Contract fee (maintenance charge) per year for those multiple Contract numbers.
The next item shows the lowest and highest total operating expenses charged by the Underlying Funds for the fiscal year ended December 31, 2019. More detail concerning each Underlying Fund’s fees and expenses is contained in the prospectus for each Underlying Fund.
Total Annual Underlying Fund Operating Expenses(1)

	Lowest	Highest
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.13%	1.39%
The table showing the range of expenses for the Underlying Funds takes into account the expenses of any funds in which the Underlying Funds may invest. For example, each of the Lifecycle/Target Date Funds, American Funds IS Managed Risk Asset Allocation Fund, and the Wilshire VIT Global Allocation Fund, is a “fund of funds” that purchases shares of other funds (each an “Acquired Fund”). Each Underlying Fund that is a “fund of funds” has its own set of operating expenses, as does each of the Acquired Funds in which it invests. In determining the range of Underlying Fund expenses, We have taken into account the information received from each Lifecycle/Target Date Fund, American Funds IS Managed Risk Asset Allocation Fund, and the Wilshire VIT Global Allocation Fund on the combined actual expenses for each such “fund of funds,” which include the pro rata portion of the fees and expenses incurred indirectly by a Lifecycle/Target Date Fund, American Funds IS Managed Risk Asset Allocation Fund, and the Wilshire VIT Global Allocation Fund as a result of its investment in shares of one or more Acquired Funds. See the prospectus for the Lifecycle/Target Date Funds, American Funds IS Managed Risk Asset Allocation Fund, and the Wilshire VIT Global Allocation Fund for a presentation of the applicable Acquired Fund fees and expenses.
(1)	The portfolio expenses used to prepare this table were provided to HMLIC by the Underlying Funds. The expenses shown are those incurred for the year ended December 31, 2019. Current or future expenses may be greater or less than those shown. These numbers do not include any Underlying Fund fee or expense waivers. The Underlying Funds may impose a redemption fee on certain transactions and these are not reflected above. Please see “Transactions—Market Timing” for a discussion of these redemption fees.

Example
This Example is intended to help You compare the cost of investing in the Contract with the cost of investing in other Variable annuity contracts. These costs include Contract Owner transaction expenses, any annual Contract fees, Separate Account annual expenses and Underlying Fund fees and expenses.
The Example assumes that You invest $10,000 in the Separate Account of the Contract for the time periods indicated. The Example also assumes any applicable Surrender Charges, that Your investment has a 5% return each year and assumes the highest fees and expenses of any of the Underlying Funds as of December 31, 2019, without reflecting the impact of any Underlying Fund fee or expense waivers. Although Your actual costs may be higher or lower, based on these assumptions Your costs would be:
Annuity Alternatives (IC-408000 & IC-409000 (group contract) IC-410000 (certificate)) and
Annuity Alternatives 2 (IC-437000 and IC-438000)
If You surrender or annuitize Your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,106	$1,524	$1,728	$3,160
If You do NOT surrender annuitize Your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$290	$887	$1,506	$3,160
Tennessee Matching Funds Group Annuity
IC-4230TN (group contract) and IC-4240TN (certificate)
If You surrender or annuitize Your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$236	$725	$1,240	$2,650
If You do NOT surrender annuitize Your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$236	$725	$1,240	$2,650
Please remember that the Example is simply an illustration and does not represent past or future expenses. Your actual expenses may be higher or lower than those shown. Similarly, Your rate of return may be more or less than the 5% assumed in the Example.
Condensed Financial Information

Tables showing the Accumulation Unit Value information for each Subaccount of the Separate Account available under th Contracts are presented in “Appendix A—Condensed Financial Information.”
Financial statements of the Separate Account and of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and of the financial statements may be obtained without charge by mailing a written request to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785 or by telephoning (800) 999-1030 (toll-free).
Horace Mann Life Insurance Company, The Fixed Account, The Separate Account and The Underlying Funds
Horace Mann Life Insurance Company
HMLIC, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001 (“HMLIC’s Home Office”), is an Illinois stock life insurance company organized in 1949. HMLIC is licensed to do business in 48 states and in the District of Columbia. HMLIC writes individual and group life insurance and annuity contracts on a nonparticipating basis.

HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation (“HMEC”), a publicly-held insurance holding company traded on the NYSE.
The Fixed Account
The fixed account is part of HMLIC’s general account. We use general account assets to support Our insurance and annuity obligations other than those funded by separate accounts. Unlike the Separate Account, the general account isn’t segregated or insulated from claims of HMLIC’s creditors. You must depend on the financial strength and claims paying ability of HMLIC for satisfaction of HMLIC’s obligations under the Contract. Subject to applicable law, HMLIC has sole discretion over the investment of the assets of the fixed account. HMLIC bears the full investment risk for all amounts contributed to the fixed account. HMLIC guarantees that the amounts allocated to the fixed account under the Contracts will be credited interest daily at an annual effective interest rate as specified in the Contracts. We will determine any interest rate credited in excess of the guaranteed rate at Our sole discretion. For additional information about the fixed account, see Your Contract.
The fixed account has not been registered with the U.S. Securities and Exchange Commission.
The Separate Account
On October 9, 1965, HMLIC established the Separate Account under Illinois law. The Separate Account is registered with the SEC as a unit investment trust under the 1940 Act. The Separate Account and each Subaccount are administered and accounted for as a part of the business of HMLIC. However, the income, gains and losses, whether or not realized, of each Subaccount are credited to or charged against the amounts allocated to that Subaccount in accordance with the terms of the Contracts without regard to other income, gains or losses of the remaining Subaccounts or of HMLIC. The assets of the Separate Account may not be charged with liabilities arising out of any other business of HMLIC. All obligations arising under the Contracts, including the promise to make Annuity Payments, are general corporate obligations of HMLIC. Accordingly, all of HMLIC’s assets are available to meet its obligations and expenses under the Contracts. HMLIC is solely responsible for its obligations under the Contract. While HMLIC is obligated to make payments under the Contracts, the amounts of variable Annuity Payments are not guaranteed because the payment amounts fluctuate in accordance with the performance of the Subaccounts.
The Separate Account is divided into Subaccounts. HMLIC uses the assets of each Subaccount to buy shares of the Underlying Funds based on Contract Owner instructions.
The Underlying Funds
Each of the Underlying Funds is registered with the SEC as a diversified open-end management investment company under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Underlying Funds by the SEC.
The Underlying Funds are listed below along with their primary investment objectives and adviser for each Underlying Fund. THERE IS NO ASSURANCE THAT ANY OF THE UNDERLYING FUNDS WILL ACHIEVE ITS OBJECTIVE. Detailed information on the Underlying Funds can be found in the current prospectus for each Underlying Fund. Prospectuses for the Underlying Funds should be read carefully in conjunction with this prospectus before investing. A copy of each prospectus may be obtained without charge from HMLIC by writing to HMLIC, P.O. Box 4657, Springfield, IL 62708-4657, calling (800) 999-1030 (toll-free) or sending a telefacsimile (FAX) transmission to (877) 832-3785. You may also access the prospectuses on HMLIC’s website at horacemann.com. Once in the site, click on the “Savings & Retirement” tab, then “Annuities” and then “Prospectuses Online”.
Name	Objective	Investment Type	Adviser
Fidelity ® VIP Freedom 2015 Portfolio℠ (2) SC2	High total return	Lifecycle/Target date	The Fidelity® VIP Freedom 2015 Portfolio℠ is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.
Fidelity ® VIP Freedom 2025 Portfolio℠ (2) SC2	High total return	Lifecycle/Target date	The Fidelity® VIP Freedom 2025 Portfolio℠ is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.
Fidelity ® VIP Freedom 2035 Portfolio℠ (2) SC2	High total return	Lifecycle/Target date	The Fidelity® VIP Freedom 2035 Portfolio℠ is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.

Name	Objective	Investment Type	Adviser
Fidelity ® VIP Freedom 2045 Portfolio℠ (2) SC2	High total return	Lifecycle/Target date	The Fidelity® VIP Freedom 2045 Portfolio℠ is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.
Fidelity ® VIP Freedom 2055 Portfolio℠ (2) SC2	High total return	Lifecycle/Target date	The Fidelity® VIP Freedom 2055 Portfolio℠ is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.
Fidelity ® VIP Freedom 2065 Portfolio℠ (2) SC2	High total return	Lifecycle/Target date	The Fidelity® VIP Freedom 2065 Portfolio℠ is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.
Fidelity ® VIP FundsManager® 20% SC2(2)	High current income	Asset allocation	The Fidelity® VIP FundsManager 20%® is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.
Fidelity ® VIP FundsManager® 50% SC2(2)	High total return	Asset allocation	The Fidelity® VIP FundsManager 50%® is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.
Fidelity ® VIP FundsManager® 60% SC2(2)	High total return	Asset allocation	The Fidelity® VIP FundsManager 60%® is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.
Fidelity ® VIP FundsManager® 70% SC2(2)	High total return	Asset allocation	The Fidelity ®VIP FundsManager 70%® is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.
Fidelity ® VIP FundsManager® 85% SC2(2)	High total return	Asset allocation	The Fidelity® VIP FundsManager 85%® is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.
American Funds IS Blue Chip Income and Growth Fund	Current income and long-term capital appreciation	Large value	The American Funds IS Blue Chip Income and Growth Fund is advised by Capital Research and Management CompanySM.
Fidelity ® VIP Index 500 Portfolio SC 2	Long-term capital growth	Large blend	The Fidelity® VIP Index 500 Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co. The Fidelity VIP Index 500 is managed by Geode, a subadvisor to the fund.
JPMorgan Insurance Trust U.S. Equity Portfolio	High total return	Large blend	The JPMorgan Insurance Trust U.S. Equity Portfolio is a series of the J.P. Morgan Insurance Trust and is advised by J.P. Morgan Investment Management Inc.
American Funds IS Growth Fund	Long-term capital growth	Large growth	The American Funds IS Growth Fund is advised by Capital Research and Management CompanySM.
MFS VIT III Mid Cap Value Portfolio, Service Class	Capital appreciation	Medium value	The MFS VIT III Mid Cap Value Portfolio is advised by MFS.
Calvert VP S&P MidCap 400 Index	Long-term capital growth	Medium blend	The Calvert VP S&P MidCap 400 Index is advised by Calvert Research and Management, Inc.
Wells Fargo VT Discovery FundSM	Long-term capital appreciation	Medium growth	The Wells Fargo Discovery Fund is subadvised by Wells Capital Management.
JPMorgan Small Cap Value Fund(1)	Long-term capital growth	Small value	The JPMorgan Small Cap Value Fund is advised by J. P. Morgan Investment Management Inc.

Name	Objective	Investment Type	Adviser
BNY Mellon Investment Portfolios: Small Cap Stock Index Portfolio—Service Shares	Long-term capital growth	Small blend	BNY Mellon Investment Portfolios: Small Cap Stock Index Portfolio is advised by BNY Mellon Investment Adviser, Inc.
Lord Abbett Series Fund - Developing Growth Portfolio(3)	Long-term capital growth	Small growth	The Lord Abbett Series Fund - Developing Growth Portfolio is advised by Lord Abbett & Co. LLC.
ClearBridge Variable Small Cap Growth l	Long-term capital growth	Small growth	The ClearBridge Variable Small Cap Growth I is advised by Legg Mason Partners Fund Advisor, LLC.
American Funds IS New World Fund	Long-term capital appreciation	Emerging Markets	The American Funds IS New World Fund is advised by Capital Research and ManagementSM.
Fidelity ® VIP Overseas Portfolio SC 2(3)	Long-term capital growth	Developed Markets	The Fidelity® VIP Overseas Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.
MFS VIT II International Growth Portfolio, Service Class	Capital appreciation	Developed Markets	The MFS VIT II International Growth Portfolio is advised by MFS.
Fidelity ® VIP Real Estate SC2	Above average income and long term capital growth	Real estate	The Fidelity® VIP Real Estate Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.
BlackRock High Yield V.I. III	Maximize total return, consistent with income generation and prudent investment management	High Yield Bond	The BlackRock High Yield V.I. III is advised by BlackRock Advisers, LLC.
Fidelity ®VIP Investment Grade Bond Portfolio SC 2	High current income/ Preservation of capital	Corporate Bond	The Fidelity® VIP Investment Grade Bond Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.
Templeton Global Bond VIP Fund—Class 4(3)	Current income	Global Bond	The Templeton Global Bond VIP Fund is advised by Franklin Advisers, Inc.
Vanguard VIF Global Bond Index	Current income	Global Bond	The Vanguard VIF Global Bond Index is advised by the Vanguard Group.
American Funds IS Managed Risk Asset Allocation Fund(2)	High total return; Long-term capital appreciation Preservation of capital while seeking to manage volatility ad provide downside protection.	Balanced	The American Funds IS Managed Risk Asset Allocation Fund is advised by Capital Research and Management CompanySM. Milliman Financial Risk Management LLC is the subadvisor with respect to the management of the fund’s managed risk strategies.
Wilshire VIT Global Allocation Fund(2)	Long-term total rate of return; Capital appreciation	Balanced	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Name	Objective	Investment Type	Adviser
T. Rowe Price Government Money Portfolio	Current income/ Preservation of capital	Money Market	The T. Rowe Price Government Money Portfolio is advised by T. Rowe Price Associates, Inc.
(1)	This Subaccount is not available as an investment option in Non-Qualified Contracts.
(2)	Each of these Underlying Funds is considered a “fund of funds.” This means that the Underlying Fund purchases shares of other funds. A fund of funds may have higher expenses than funds investing directly in debt and equity securities.
(3)	On and after May 1, 2019, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccount.
Fidelity VIP Overseas Portfolio SC2
Lord Abbett Series Fund - Developing Growth Portfolio
Templeton Global Bond VIP Fund – Class 4
The investment objectives and policies of certain Underlying Funds are similar to the investment objectives and policies of other mutual funds that may be managed by the same investment adviser or manager. The investment results of the Underlying Funds may differ from the results of these other mutual funds. There can be no guarantee, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other mutual fund, even if the other mutual fund has the same investment adviser or manager.
Limit on Number of Subaccounts Selected—HMLIC reserves the right to limit the number of Subaccounts selected at one time during the accumulation phase or the annuitization phase of Your Contract.
Selection of Underlying Funds—We select the Underlying Funds offered through the Separate Account based on several criteria, including asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualifications of each investment firm. Another factor We consider during the selection process is whether the Underlying Fund, its adviser or sub-adviser or an affiliate will make payments to Us or Our affiliates. (For additional information on these arrangements, see “Payments We Receive.”) We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability for new Net Purchase Payments and/or transfers of account value if We determine, that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Participants. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund. You bear the risk of any decline in Your variable account value resulting from the performance of the Underlying Funds You have chosen.
Separate Account Pricing Agreement—Effective April 15, 2005 HMLIC entered into an agreement with State Street Bank and Trust Company (“State Street”), a national banking association located at 801 Pennsylvania Avenue, Kansas City, MO 64105, to calculate the daily Accumulation Unit Value for each Subaccount and to maintain certain required accounting records.
Payments We Receive—As described above, an Underlying Fund or an investment adviser or sub-adviser of an Underlying Fund (or its affiliates) may make payments to Us and/or certain of Our affiliates. For certain Underlying Funds, some or all such payments may be made from 12b-1 fees or service fees that are deducted from the Underlying Fund assets. In a “fund of funds” situation, We and/or certain of Our affiliates may receive 12b-1 fees on assets in the funds within the fund of funds. In such cases, We (and Our affiliates) do not also receive 12b-1 fees from the fund of funds for those same assets. Other payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Participants, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the prospectuses for the Underlying Funds for more information). The amount of payments We (or Our affiliates) receive generally is based on a percentage of assets of the Underlying Fund attributable to the Contracts and certain other variable insurance products that We issue. These percentages differ and some Underlying Funds or their advisers or sub-advisers (or their affiliates) may pay Us more than others. These percentages currently range up to 0.50%.
In addition, We receive payments from Wilshire Associates Incorporated, as a result of Our involvement in developing and launching the Wilshire Variable Insurance Trust Lifecycle Funds (“Lifecycle Funds”). These payments are derived from the advisory fees deducted from Lifecycle Fund assets, which are paid by all investors in the Lifecycle Funds, including Contract Owners who elect to allocate Net Purchase Payments or account value to one or more Lifecycle Funds.
Proceeds from certain of these payments may be used for any corporate purpose, including payment of expenses that We and/or Our affiliates incur in promoting, marketing and administering the Contracts, and that We, in the role as an intermediary, incur in promoting, marketing and administering the Underlying Funds. We and Our affiliates may profit from these payments.

Addition, Deletion, or Substitution of Underlying Funds—We do not guarantee that each Underlying Fund will always be available for investment through the Contract. We reserve the right, subject to compliance with applicable law, to add new underlying funds or classes of underlying funds, close existing Underlying Funds or classes of Underlying Funds, or substitute shares of a different underlying fund for Underlying Fund shares that are held by a Subaccount. New or substitute underlying funds may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will not add, delete or substitute any shares attributable to Your interest in a Subaccount without notice to You and prior approval of the SEC and any state governmental agency, to the extent required by the 1940 Act or other applicable law.
We also may establish or add new Subaccounts, remove existing Subaccounts, or combine Subaccounts. We also reserve the right to deregister the Separate Account, or to operate the Separate Account in another form permitted by law.
Voting Rights—We are the legal owner of the Underlying Fund shares held in the Separate Account and have the right to vote on all matters submitted to the Underlying Fund shareholders. Nevertheless, unless otherwise restricted by the retirement plan under which the Contract is issued, each Contract Owner has the right to instruct HMLIC with respect to voting his or her interest in the shares of the Underlying Funds held by the Separate Account at all shareholder meetings.
Before a vote of Underlying Fund shareholders, Contract Owners will receive various materials, such as proxy materials and voting instruction forms, that relate to voting Underlying Fund shares from the Underlying Funds. The number of votes that may be cast by a Contract Owner is based on the number of units owned as of the record date of the shareholder meeting.
We will vote all of the shares We own, including those for which We have received no instructions and those attributable to investment by HMLIC, in proportion to the vote by Contract Owners who allocate or transfer amounts to the Subaccounts, as long as such action is required by law. Therefore, the outcome of the vote could be decided by a few Contract Owners who provide timely voting instructions. Should federal securities laws, regulations, or interpretations change, We may elect to vote Underlying Fund shares in Our own right. If required by state insurance officials, or if permitted under federal regulation, We may disregard certain Contract Owner voting instructions under certain circumstances.
The Contracts
Contract Owners’ Rights
A Contract may be issued as a Qualified Contract under a Qualified Retirement Plan or as a Non-Qualified Contract. Both types of Contracts are subject to certain tax restrictions. See “Tax Consequences.”
For Qualified Contracts, the Contract Owner may be required to forego certain rights granted by the Contract and should refer to the provisions of his or her Contract, the provisions of the plan or trust instrument and/or applicable provisions of the IRC.
Unless otherwise provided by law, and subject to the terms of any governing plan or trust, or to the rights of an irrevocable beneficiary, the Contract Owner may exercise all privileges of ownership, as defined in the Contract, without the consent of any other person. These privileges include the right during the period specified in the Contract to change the beneficiary designated in the Contract, subject to the rights of any irrevocable beneficiary and to agree to a modification of the Contract terms. When multiple Contract numbers, with the same first nine digits in the Contract numbers, are used to segregate multiple sources of funds for a Contract Owner, such as employee versus employer, beneficiaries must be consistent for all such Contract numbers, and the death benefit will be determined as the aggregate death benefit for all such Contract numbers. No designation or change in designation of a beneficiary will take effect unless We receive written request therefor at Our Home Office or the Contract Owner completes the beneficiary change request on Our secure website. The request will take effect as of the date We receive it in good form, subject to payment or other action taken by Us before Your request was received. An assignment of ownership of a Qualified Contract is generally prohibited. A Non-Qualified Contract may be assigned by giving Us written notice. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of a State Insurance Commissioner, to require that the assignment will be effective only upon acceptance by Us, and to refuse assignments at any time on a non-discriminatory basis.
This prospectus describes only the variable portions of the Contract. On the Maturity Date, the Contract Owner has the right to select fixed annuity payout options. See the Contract for details regarding fixed Annuity Payments.
Purchasing the Contract
The Contracts, which are not being sold to new Contract Owners (other than certificates issued under the group contracts), were offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of HM Investors. In addition, the Contracts were offered and sold through independent agents and other broker/dealers. HMLIC entered into a distribution agreement with HM Investors, principal underwriter of the Separate Account. HM Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker/dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of FINRA and is a wholly-owned subsidiary of Horace Mann Educators Corporation. Sales commissions are paid by HMLIC to HM Investors and other broker/ dealers. Sales commissions range from 1.00% to 8.00% of purchase payments received.
To purchase a Contract offered by this prospectus, an applicant must have completed an application bearing all requested signatures and a client profile form, in those instances when the purchase of this product was the result of a recommendation. For 403(b), 457(b) and 401 Contracts where the employer will purchase the Contract on behalf of the employee the employee is still required to complete an application and client profile form in those instances, when the purchase of this product was the result of a recommendation.
Applications for Contracts must have been sent to HMLIC’s Home Office. If a registered representative recommended and completed the application and associated forms, the appropriate broker-dealer approved the suitability of the sale, the application was complete and the initial purchase payment was received at Our Home Office, We issued the Contract within 2 business days of receipt and credited the initial purchase payment to the Contract. We deemed receipt to occur on a Valuation Date if We received a properly completed application and initial purchase payment at Our Home Office before 3:00 p.m. Central Time. If received after 3:00 p.m. Central Time, We deemed receipt to occur on the following Valuation Date. If an incomplete application was received, HMLIC promptly requested additional information needed to process the application. Any initial purchase payment received by HMLIC was held in a suspense account, without interest, for a period not exceeding five business days unless otherwise directed by the applicant. If the necessary information was not received within these five business days HMLIC returned any initial purchase payment received by HMLIC, unless otherwise directed by the applicant.
Although We do not anticipate delays in Our receipt and processing of applications or purchase payments, We may experience such delays to the extent agents fail to forward applications and purchase payments to Our Home Office on a timely basis.
Canceling the Contract
You have the right to cancel a Contract for any reason within 30 days after You receive the Contract. To cancel a Contract, You must provide written notice of cancellation and return the Contract to Us at Our Home Office, or to the agent who sold it, within this “free look period.” HMLIC will refund the greater of (1) the Net Purchase Payments made for this Contract, less any withdrawals and any outstanding loan balance or (2) the Total Accumulation Value within 7 days after We receive the returned Contract. Upon return of the Contract, it will be deemed void.
Purchase Payments
Amount and Frequency of Purchase Payments—Net Purchase Payments allocated to the Separate Account will be applied at the applicable Accumulation Unit Value next determined following receipt in good form (sufficiently clear so that We do not need to exercise any discretion to follow such instructions). See the “Individual Product Information” section for the minimum purchase payment of Your product. HMLIC limits the maximum cumulative premium to $500,000 without Our prior approval.
The IRC limits the amounts that may be contributed to Qualified Retirement Plans. See “Tax Consequences—Contribution Limitations and General Requirements Applicable to Qualified Retirement Plans.”
Allocation of Net Purchase Payments—All or part of Your Net Purchase Payments made may be allocated to one or more available Subaccounts. A request to change the allocation of Net Purchase Payments will be effective on the Valuation Date of receipt of the request in good form at HMLIC’s Home Office unless a future date is requested. The minimum percentage that can be allocated to any one Subaccount is 5%.
On and after May 1, 2019, no new premium allocations are allowed to the following Subaccounts:
Lord Abbett Series Developing Growth Portfolio
Fidelity VIP Overseas Portfolio SC2
Templeton Global Bond VIP Fund Class 4
Accumulation Units and Accumulation Unit Value—Net Purchase Payments allocated to the Separate Account are credited on the basis of Accumulation Unit Value. The number of Accumulation Units purchased by Net Purchase Payments is determined by dividing the dollar amount credited to each Subaccount by the applicable Accumulation Unit Value next determined following receipt of the payment at Our Home Office. The value of an Accumulation Unit is affected by the investment experience of the Underlying Fund, expenses and the deduction of certain charges under the Contract.

Accumulation Units are valued on each Valuation Date. If We receive Your Net Purchase Payment before 3:00 p.m. Central Time (or before the close of the NYSE, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of that Valuation Date. If We receive Your Net Purchase Payment at or after 3:00 p.m. Central Time (at or after the close of the NYSE, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of the next Valuation Date.
The Accumulation Unit Value of a Subaccount for any Valuation Period is equal to:
•	the net asset value of the corresponding Underlying Fund attributable to the Accumulation Units at the end of the Valuation Period;
•	plus the amount of any income or capital gain distributions made by the Underlying Fund during the Valuation Period;
•	minus the dollar amount of the M&E Fee We deduct for each day in the Valuation Period;
•	divided by the total number of Accumulation Units outstanding at the end of the Valuation Period.
Significant events—We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, floods, earthquakes, epidemics, pandemics, malicious acts, and terrorist acts, which could adversely affect Our ability to conduct business. A natural or man-made disaster or catastrophe, including a pandemic (such as COVID-19), could affect the ability, or willingness, of Our workforce and employees of service providers and third party administrators to perform their job responsibilities. Even if Our workforce and employees of Our service providers and third party administrators were able to work remotely, those remote work arrangements could result in Our business operations being less efficient than under normal circumstances and lead to delays in Our issuing Contracts and processing of other Contract-related transactions, including orders from Contract Owners. Catastrophic events may negatively affect the computer and other systems on which We rely and may interfere with Our ability to receive, pickup and process mail, Our processing of Contract-related transactions, impact Our ability to calculate Contract value, or have other possible negative impacts. These events may also impact the issuers of securities in which the Mutual Funds invest, which may cause the Mutual Funds underlying Your Contract to lose value. There can be no assurance that We, the Mutual Funds or Our service providers will avoid losses affecting Your Contract due to a natural disaster or catastrophe.
Transactions
Good Form—The information in this prospectus sets forth specific information and documentation that must be received by Us at Our Home Office in order to process requests for certain types of transactions. In addition to the specific requirements set forth below, Your instructions must be sufficiently clear so that We do not need to exercise any discretion to follow such instructions; and We must receive all of the information and supporting legal documentation We require in order to effect the transaction. Transaction requests made with such instructions, and including such information and supporting documentation, are referred to in this prospectus as being “in good form”.
Transfers—Amounts may be transferred from one Subaccount to another, and to and from the fixed account of the Contract, before the Maturity Date. You may transfer value from one existing investment option into as many as 10 other investment options. The minimum amount that can be transferred is $100 or the entire dollar value of the Subaccount(s), whichever is less. We may not accept or We may defer transfers at any time that We are unable to purchase or redeem shares of an Underlying Fund. We reserve the right to terminate the transfer privilege at any time for all Contract Owners. We also reserve the right to restrict or terminate the transfer privilege for any specific Contract Owner if, in Our judgment, the Contract Owner is using the Contract for the purposes of market timing or for any other purpose that We in Our sole discretion, determine to be potentially detrimental to other shareholders of an Underlying Fund. See the “Market Timing” section below.
A Contract Owner may elect to transfer funds between Subaccounts and the fixed account by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing HMLIC’s website at horacemann.com and looking in the “My Account” section.
Caution: Telephone and computer systems may not always be available. Any telephone or computer systems, whether Yours, Your service provider’s, Your agent’s, or Our’s, can experience outages or slowdowns for a variety of reasons. These outages may delay or prevent Our processing of Your transaction request. If You experience technical difficulties or problems, You should make Your transaction request in writing to Our Home Office. You also should protect Your validating information, because self-service options will be available to anyone who provides Your validating information. We will not be able to verify that the person providing electronic transfer instructions via automated telephone or online systems and providing validating information is You or is authorized by You.

Depending on the means used to request a transfer, the request must: (1) be signed by the Contract Owner, or for telephone and website transactions, accompanied by validating information, (2) include the name of the Contract Owner and the Contract number and (3) specifically state the dollar amount, a whole percentage or the number of Accumulation Units to be transferred. The request also must specify the investment options from which and to which the transfer is to be made. Transfers are effective on the Valuation Date of receipt of the request in good form at HMLIC’s Home Office unless a future date is requested. See “Other Information—Forms Availability.”
On and after May 1, 2019, no new transfers are allowed to the following Subaccounts:

Fidelity VIP Overseas Portfolio SC2
Lord Abbett Series Developing Growth Portfolio
Templeton Global Bond VIP Fund -- Class 4
Dollar Cost Averaging—Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market cycles. Dollar cost averaging transfers are completed by periodically transferring equal amounts of money. You may preschedule a series of transfers between investment options to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar cost averaging program. The minimum amount to be transferred to any one investment option is 5%. HMLIC reserves the right to limit the number of Subaccounts and which Subaccounts are available for the dollar cost averaging program. You may request dollar cost averaging by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing HMLIC’s website at horacemann.com and looking in the “My Account” section. This option is only available prior to the Maturity Date.
The transfers will begin on the Valuation Date of receipt of the request in good form in HMLIC’s Home Office and will continue on this day each period until the program is completed. If the original request is received on the 29th, 30th or 31st of the month, all subsequent transfers will be processed as of the 28th of the month. If You should decide to cancel an existing dollar cost averaging program, You must notify HMLIC’s Home Office either by writing to P.O. Box 4657, Springfield, Illinois 62708¬4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing HMLIC’s website at horacemann.com and looking in the “My Account” section.
Because the values of the Subaccounts from which the transfers occur may decrease over time, the dollar cost averaging program may conclude earlier than scheduled. In addition, the last dollar cost averaging transfer may be for less than all prior transfers. Finally, the value of a Subaccount may increase and result in a balance remaining at the end of the period selected.
All requests must identify the Contract Owner’s name and Contract number, specify the amounts and the investment options to be utilized and include proper authorization such as a signature on a form or validating information if using the telephone or Our website.
On and after May 1, 2019, no new dollar cost averaging programs to the following Subaccounts can start, and allocations to the following Subaccounts cannot increase under any existing dollar cost averaging programs:

Fidelity VIP Overseas Portfolio SC2
Lord Abbett Series Developing Growth Portfolio
Templeton Global Bond VIP Fund Class 4
Rebalancing—Rebalancing is the periodic adjusting of investment option balances to maintain a pre-established asset allocation strategy. Rebalancing can occur quarterly, semiannually or annually. Rebalancing is continuous for the period(s) selected unless changed or discontinued by the Contract Owner. You may request a rebalancing of Your portfolio either once or on a periodic basis. This option is only available before the Maturity Date.
For periodic rebalancing requests, You may select from a quarterly, semiannual or annual period. HMLIC reserves the right to limit the number of Subaccount and which Subaccounts are available for the rebalancing program. HMLIC also reserves the right to require a minimum account value of no greater than $5,000 before a request for rebalancing is accepted. The minimum percentage that may be transferred to any one investment option is 5%. You may request rebalancing by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785, or by accessing HMLIC’s website at horacemann.com and looking in the “My Account” section. This option is only available before the Maturity Date.

Rebalancing will begin on the Valuation Date of receipt of the request in good form in HMLIC’s Home Office. For periodic rebalancing requests, subsequent rebalancing of Your portfolio will continue to occur on the same calendar day of each scheduled month. If the original request is received on the 29th, 30th or 31st of the month, all subsequent rebalancing of Your portfolio will be processed as of the 28th of the month.
If You should decide to cancel an existing rebalancing program, You must notify HMLIC’s Home Office either by writing to P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785, or by accessing HMLIC’s website at horacemann.com and looking in the “My Account” section.
All requests must identify the Contract Owner’s name and Contract number, specify the investment options to be utilized and the percentage to be maintained in each option and include proper authorization such as a signature on a form or validating information if using the telephone or Our website. Your rebalancing request must match Your premium allocation. If We receive a request to rebalance to allocations different from the current premium allocation, We will change the premium allocations to those on the rebalancing request.
On and after May 1, 2019, no new rebalancing programs to the following Subaccounts can start, and allocations to the following Subaccounts cannot increase under existing rebalancing programs:

Fidelity VIP Overseas Portfolio SC2
Lord Abbett Series Developing Growth Portfolio
Templeton Global Bond VIP Fund Class 4
Changes to Purchase Payment Allocations—A Contract Owner may elect to change the allocation of future Net Purchase Payments at any time by mailing a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing HMLIC’s website at horacemann.com and looking in the “My Account” section. Depending on the means used to request a change, the request must: (1) be signed by the Contract Owner, or for telephone and website transactions, be made by the Contract Owner, (2) include the Contract Owner’s name and Contract number and (3) specify the new allocation percentage for each Subaccount (in whole percentages). Allocations made to the fixed portion of the Contract or to one or more Subaccounts must total 100%. Changes in allocation instructions are effective on the Valuation Date of receipt of the request in good form by HMLIC’s Home Office unless a future date is requested. See “Other Information—Forms Availability.”
On and after May 1, 2019, Contract Owners are not allowed to begin or increase allocations to the following Subaccounts:

Fidelity VIP Overseas Portfolio SC2
Lord Abbett Series Developing Growth Portfolio
Templeton Global Bond VIP Fund Class 4
Market Timing—The Contracts and the Subaccounts are not designed for ‘market timing’ through frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. HMLIC discourages and does not accommodate frequent transfers among the Subaccounts or between the Subaccounts and the fixed account. Trading strategies that seek to benefit from short-term price fluctuations or price irregularities cause disruption to the Underlying Funds’ investment strategies, with the potential resulting harm to performance and increased trading costs or Underlying Fund expenses, and are thereby potentially harmful to investors and their Contract performance.
If We determine, in Our sole discretion, that Your transfer patterns among the Subaccounts reflect a market timing strategy, We will take action to protect the other investors and/or terminate the Contract. In making these determinations, We may consider the combined transfer activity of Contracts that We believe are under common ownership, control or direction. HMLIC does not include transfers made pursuant to the dollar cost averaging method when considering whether to take action. HMLIC applies its market timing policies and procedures uniformly to all owners of a particular Contract. We reserve the right to restrict or terminate the transfer privilege for any specific Contract Owner if, in Our judgment, the Contract Owner is using the Contract for the purposes of market timing or for any other purpose that We, in Our sole discretion determine to be potentially detrimental to other shareholders of an Underlying Fund. We may require future transfer requests under the Contract to be submitted with an original signature via U.S. Mail for a period of time or for the duration of the Contract. If this restriction is imposed, We will reverse within one business day any transaction inadvertently processed that is not in compliance with the restriction. You will receive written confirmation of any such reversal. If HMLIC determines that You are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Contract Owners, it will notify You in writing of any restrictions.

The detection and deterrence of market timing involves judgments that are inherently subjective. Our ability to detect such activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by others to avoid detection. Our ability to restrict transfers may also be limited by the provisions of the Contract. Accordingly, there is no assurance that We will deter all market timing activity. Therefore, Contract owners may be subject to the risks described above.
The Underlying Funds may have their own policies and procedures with respect to frequent purchases and redemptions of their shares, which are described in the Underlying Fund prospectuses. For example, Underlying Funds may assess a redemption fee (which We reserve the right to collect) on shares held for a relatively short period of time. Such policies and procedures may be more or less restrictive than HMLIC’s policies and procedures. As a result, We may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, We reserve the right to defer or restrict transfers at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions as a result of the frequent trading policies and procedures of the Underlying Funds. HMLIC also reserves the right to implement and administer redemption fees imposed by one or more of the Underlying Funds. The prospectuses of the Underlying Funds include more details on the ability of the Underlying Funds to refuse or restrict purchases or redemptions of their shares.
Contract Owners should be aware, however, that We are required to provide to an Underlying Fund, promptly upon request, certain information about the trading activity of individual Contract Owners, and to restrict or prohibit further purchases or transfers by specific Contract Owners identified by the Underlying Fund as violating the frequent trading policies established for that Underlying Fund.
Loans — Loans may be available in certain Qualified Contracts, except for IRA contracts issued under IRC Sections 408 and 408A, if allowed by the plan. The terms of such loans are subject to the provisions of the plan, Our loan agreement and loan endorsement, and the IRC. See “Tax Consequences.”
The initial interest rate for the loan will be the rate for the calendar quarter in which the loan becomes effective. The loan interest rate may change annually on the anniversary date of the loan. We will send You a notice 30 days prior to any interest rate change on Your Contract.
Surrender or Withdrawal Before Commencement of Annuity Period —Withdrawal of values from Qualified Contracts (other than traditional IRAs and Roth IRAs) are subject to any restrictions imposed by the IRC or under the employer retirement plan. See “Tax Consequences.” However, if not restricted by the IRC or employer plan under which the Contract is issued, a Contract Owner may surrender the Contract in whole or withdraw in part for cash before Annuity Payments begin. Any partial withdrawal is subject to a $100 minimum.
The surrender or partial withdrawal of Variable Cash Value (including a rollover, exchange, etc.) is determined on the basis of the Accumulation Unit Value next computed following the receipt of a request for surrender or partial withdrawal in good form in HMLIC’s Home Office. A surrender or partial withdrawal may result in adverse federal income tax consequences to the Contract Owner. These consequences include current taxation of payments received, and may include a penalty tax resulting from early distribution. See “Tax Consequences.” The surrender charges are paid to HMLIC to help offset costs incurred in issuing the Contract.
A Contract Owner eligible to surrender or request a partial withdrawal may elect to do so by submitting a signed HMLIC form to HMLIC at Our Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. The kind of HMLIC form to be used will depend on whether any proceeds from the withdrawal/surrender are to be sent to any party other than the Contract Owner. A Contract Owner may request a HMLIC withdrawal/surrender form by writing to P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling 800-999-1030 or may download the form on Our secure website. Depending on the volume of transaction requests received at Our Home Office, We may take up to 5 business days following Our receipt of a request for a withdrawal/ surrender form to mail the form. Telefacsimile (FAX) transmissions and photocopies of the withdrawal/surrender request will be accepted only if all withdrawal/surrender proceeds are to be sent to the Contract Owner and the request, if sent by FAX, is sent to (877) 832-3785. When a request is received by FAX and the withdrawal/surrender proceeds exceed $75,000, We will confirm receipt of the request with the Contract Owner. Telefacsimile (FAX) transmissions and photocopies of the withdrawal/surrender request will not be accepted if any proceeds of the withdrawal/surrender are NOT to be sent to the Contract Owner. See “Other Information— Forms Availability.”
Partial withdrawals and surrenders will be processed either on a Valuation Date specified by You in a request, provided the Valuation Date specified occurs on or after receipt of the request in good form at HMLIC’s Home Office, or on the Valuation Date of such receipt of a request in good form at HMLIC’s Home Office.

For Your protection, We will send a confirmation letter on all address changes. If You have requested an address change within 15 days prior to Your surrender or withdrawal request, We will process the surrender or withdrawal but We will not release Your distribution until the full 15 days following the address change has passed. In addition, if We suspect financial fraud We may ask for additional authentication (including but not limited to a Medallion signature guarantee).
Surrenders and partial withdrawals from any Subaccount are subject to the Surrender Charges shown in the “Individual Product Information” section.
Surrender Charges are applied to the surrenders and partial withdrawals based on the effective date of the Contract and not on the date the purchase payment is made.
The applicable Surrender Charge will be deducted from the amount withdrawn and the balance paid to You. For example, a request to withdraw $3,000 at a 4% Surrender Charge will result in a Surrender Charge of $3,000 × 4% = $120, which will be deducted from the withdrawal and the balance of $2,880, would be paid to You. Any taxes withheld will reduce the dollar amount of the distribution received. When You wish to receive a certain amount after the deduction of any Surrender Charges or applicable taxes, this is called a net withdrawal. We will determine what the total withdrawal and applicable charges would be to result in a desired net withdrawal when possible. In order for You to receive a net withdrawal of $3,000 in this example, We would need to withdraw $3,125 from Your account, raising the Surrender Charge to $3,125 × 4% = $125 with the balance of $3,000 paid to You.
The Surrender Charge is assessed on the basis of the amount surrendered or withdrawn from the Subaccount(s), but will never exceed 9% of Net Purchase Payment(s) to a Subaccount during the lifetime of the Contract. For example, if a Contract Owner’s Subaccount value is $12,000 and Net Purchase Payments to date equal $10,000 and the Contract Owner surrenders the Contract, then the Surrender Charge may not exceed 9% of $10,000 ($900).
If premium taxes are deducted before surrender or partial withdrawal, any reduction of HMLIC’s premium tax liability due to the surrender or partial withdrawal will be to HMLIC’s benefit.
Systematic Withdrawals—Before Commencement of an Annuity Period, You may select systematic withdrawals, and You may choose monthly, quarterly, semi-annual or annual withdrawals with the exception of required minimum distributions which are paid annually. The 29th, 30th and 31st days of the month are not allowed as start dates. Each withdrawal must be for at least $100 and the minimum duration is 12 months. Requests for systematic withdrawals and the Investment Options from which those withdrawals will be taken, must be submitted to Us in writing, be in good form and must be approved by Us. Any applicable Surrender Charges will apply. As with any withdrawal, systematic withdrawals will reduce the Account Value of the Contract.
Only one systematic withdrawal option can be effective at one time. The systematic withdrawal option is not available on Contracts with an active dollar cost averaging program. HMLIC provides the following systematic withdrawal options:
•	Required minimum distribution—Allows You to receive Your IRC Required Minimum Distribution annually.
•	Interest only—Allows You to receive the interest earned in the fixed account under Your Contract in periodic payments through the year. The initial payment is made at the end of the initial frequency to allow for the interest to accrue.
•	Fixed amount—Allows You to receive a specified amount in periodic payments.
•	Percent of account value—Allows You to withdraw a percentage of Your account value in periodic payments.
•	Substantially equal periodic payments—Allows You to receive periodic payments throughout a year as required by the IRC and related rules to receive withdrawals without penalty tax prior to age 59½.
A Contract Owner eligible for systematic withdrawals may elect this option by submitting a signed, HMLIC form to HMLIC at Our Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. A Contract Owner may request a HMLIC systematic withdrawal form by writing to P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling 800-999-1030 or by accessing Our secure website at horacemann.com and looking in the “My Account” section.
Payments We Make—HMLIC ordinarily completes a transaction within seven calendar days after receipt of a request in good form to transfer, surrender, partially withdraw or commence Annuity Payments. The value of the Contract is determined as of the Valuation Date on which a request in good form is received. However, determination of Contract value and processing the transaction may be deferred for: (1) any period during which the NYSE is closed for other than customary weekend or holiday closings or during which trading is restricted by the SEC; (2) any period when the SEC determines that an emergency exists that makes it not reasonably practicable to sell securities or to fairly determine Accumulation Unit Values or Annuity Unit values; or (3) any other period designated by the SEC to protect persons with interests in the Separate Account.

We reserve the right to defer payment of amounts from the fixed account for up to six months after receipt of Your written request in good form, but only after We have made a written request and received written approval of the insurance department of the state in which this Contract was delivered. We will pay interest from the date of receipt of Your written request in good form on any payment deferred for 30 days or more at the applicable interest rate.
If You have submitted a check or draft to Our Home Office, We may defer payment of the amount of such check or draft from the payment of surrenders, withdrawals, death benefit proceeds, or payments under a settlement option until the check or draft has been honored.
If mandated under applicable law, We may be required to reject a premium payment and/or block a Contract Owner’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans (if applicable), or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.
Confirmations—HMLIC mails written confirmations of purchase payments and systematic withdrawals to Contract Owners on a quarterly basis within five business days following the end of each calendar quarter. Written confirmations of transfers, changes in allocations, partial withdrawals (other than systematic withdrawals) and surrenders are mailed to Contract Owners within seven calendar days of the date the transaction occurred.
If a Contract Owner believes that the confirmation statement contains an error, the Contract Owner should notify HMLIC as soon as possible after receipt of the confirmation statement. Notice may be provided by writing to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785 or by telephoning (800) 999-1030 (toll-free).
Deductions and Expenses
We make certain charges and deductions under the Contract. These charges and deductions compensate Us for services and benefits We provide, costs and expenses We incur, and risks We assume. The fees and charges deducted under the Contract may result in a profit to Us.
Services and Benefits We Provide:
•	the death benefit, and cash benefits under the Contracts
•	access to investment options, including Net Purchase Payment allocations
•	administration of elective options
•	the distribution of reports to Contract Owners
•	Annuity Payment options
Costs and Expenses We Incur:
•	costs associated with processing applications and with issuing and administering the Contracts
•	overhead and other expenses for providing services and benefits, sales and marketing expenses, including compensation paid in connection with the sale of the Contracts
•	other costs of doing business, such as collecting purchase payments, maintaining records, effecting transactions, and paying taxes (federal income tax, state and local premium tax and other taxes) and fees
•	costs associated with acting as an approved investment provider in an employer’s plan, such as recordkeeping or administration fees (for example, third party administrator fees)
Risks We Assume:
•	that the costs of providing the services and benefits under the Contracts exceed the charges We deduct
Annual Maintenance Charge—See the “Individual Product Information” section for the annual maintenance charge applicable to Your Contract. The annual maintenance charge will not exceed $25 and is deducted from the Contract Account Value on the Contract anniversary date unless the Contract value equals or exceeds $10,000. The annual maintenance charge is deducted from the Subaccount containing the greatest dollar amount or from the fixed portion of the Contract when none of the Subaccount(s) have any value. If the Contract Owner has multiple deferred annuity contracts or certificates with Us, We will combine the values of all such contracts/certificates to determine whether the $10,000 value has been met. We sometimes use multiple Contract numbers, with the same first nine digits in the numbers, to segregate multiple sources of funds for a Contract Owner, such as employee versus employer. In these situations, We will deduct only one annual maintenance charge per year for those multiple Contract numbers.

We reserve the right to deduct, in whole or in part, the annual maintenance charge in the event of a complete surrender. The annual maintenance fee ceases when You apply the Annuitized Value to an Annuity Payment option.
The annual maintenance charge is intended to reimburse HMLIC for actual expenses incurred in administering the Contract. HMLIC does not expect to profit from such annual maintenance charge and assumes the risk that this annual maintenance charge may be insufficient to cover the actual costs of administering the Contract. See the “Individual Product Information” section for the maintenance charge on Your Contract.
Mortality and Expense Risk Fee (“M&E Fee”)—For assuming mortality and expense risk, We apply an asset charge to the Subaccounts. This fee may not exceed the annual rate of 1.25% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.80% for expense risk); these may vary from time to time); however, We reserve the right to change the fee (subject to the 1.25% ceiling) in the future. The fee is computed on a daily basis and deducted from the Accumulation Unit Value. The mortality risk is a risk that Our Annuitants will live longer than predicted in the actuarial tables. The expense risk is a risk that Our contract fees will not be sufficient to cover our costs of issuing and administering the Contracts.
Surrender Charges—See the “Individual Product Information” section for the Surrender Charge on Your Contract. If You make a withdrawal under or surrender the Contract, HMLIC will assess this charge to compensate it for the cost of selling the Contract. Withdrawals may not be made from Qualified Contracts (other than traditional IRAs and Roth IRAs) except under certain circumstances. (See “Tax Consequences.”) However, if not restricted by the IRC or employer plan under which the Contract is issued, a Contract Owner may surrender the Contract in whole or withdraw in part for cash before Annuity Payments begin. Surrender Charges are specific to Your Contract. HMLIC reserves the right to waive either a portion or the whole Surrender Charge in some situations.
For further information regarding surrender or partial withdrawals see “Surrender or Withdrawal Before Commencement of Annuity Period.”
Operating Expenses of the Underlying Funds—There are deductions from and expenses paid out of the assets of the Underlying Funds that are described in each Underlying Fund’s prospectus.
Premium Taxes—Certain state and local governments levy a premium tax, presently ranging from 0% to 3.5%. Any premium taxes relating to the Contract may be deducted from the purchase payments or the Annuitized Value, when applicable. Such premium taxes and the time of deduction of those taxes will be determined by the Contract Owner’s current place of residence.
Death Benefit Proceeds
If an Annuitant dies before the Maturity Date, a death benefit will be paid to the beneficiary designated by the Contract Owner. For certain nonqualified contracts the death benefit will be paid upon the death of the Contract Owner. See “Tax Consequences – Taxation of Nonqualified Contracts - Required Distributions Upon Death of the Contract Owner.” The death benefit ends at the Maturity Date. When multiple Contract numbers, with the same first nine digits in the number, are used to segregate multiple sources of funds for a Contract Owner, such as employee versus employer, beneficiaries must be consistent for all such Contract numbers and the death benefit will be determined as the aggregate death benefit for all such Contract numbers. Additional information about the death benefit of a specific Contract is located in the “Individual Product Information” section. The death benefit is determined for each beneficiary as of the date proof of death is received by HMLIC from such beneficiary. Proof of death includes a certified death certificate, a completed claimant’s statement and any additional forms, documentation, and written payment instructions necessary to process a death benefit claim, in a form satisfactory to Us. Where there are multiple beneficiaries, only one certified death certificate will be required.
All or part of the death benefit proceeds may be paid to the beneficiary under one of the Annuity Payment options described under “The Contract—Annuity Payments—Annuity Payment Options.” If the form of Annuity Payment selected requires that payment be made by HMLIC after the death of the beneficiary, payments will be made to his/her designated beneficiary. Any part of a Contract Owner’s interest payable to a minor child will be paid to the child’s legal guardian for the benefit of the child.
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the contract’s maturity date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but after a thorough search We are not able to locate the beneficiary, or the beneficiary does not claim the death benefit in a timely manner, the death benefit will be paid to the unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on our books and records, or to Our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit or contract proceeds if the beneficiary or owner of the property presents a timely claim with the proper documentation. To help prevent such escheatment, it is important that You keep Your desired beneficiary designations up to date, including full names and complete addresses, if and as they change.

Annuity Payments
The Annuity Date may be any date that is 10 years after the Contract effective date and prior to the Annuitant’s 100th birthday. Qualified Contracts often have certain limitations upon election of an Annuity Date. Generally, distributions under Qualified Contracts (except Roth IRAs) must begin by April 1 following the calendar year in which the Contract owner reaches 72 or, except IRAs, retires (See “Tax Consequences”). The Contract provides for Fixed or Variable Annuity Payment options or a combination of both. The Contract Owner may elect to have Annuity Payments made under any one or more of the options described below or may elect a lump sum payment. To begin receiving Annuity Payments a request in good form must be received by HMLIC’s Home Office. The request will be processed so that the Annuity Payments begin as of the date requested except the 29th, 30th and 31st of the month. If a Fixed Annuity Payment option is elected, the Separate Account value will be transferred to the fixed account on the Valuation Date the request in good form is received at HMLIC’s Home Office. In addition, if a Variable Annuity Payment option is elected, any money in the fixed account will be transferred to the Separate Account on the Valuation Date We receive the request in good form in HMLIC’s Home Office. Your Net Purchase Payment allocation(s) will be changed to the fixed account or Separate Account, depending on the Annuity Payment option elected. Not all Subaccount(s) may be available for Annuity Payments. Generally, at the time an Annuity Payment option is selected, a Contract Owner must elect whether to have federal and state income taxes withheld. See “Other Information—Forms Availability” and “Tax Consequences.”
The Contract Owner may elect to have a portion of the account value applied to purchase Annuity Payments, leaving the remainder of the account value in the Contract. The portion of the account value applied to purchase Annuity Payments will be treated as a withdrawal for purposes of determining any death benefit. If the selected Annuity Payment option allows withdrawals, any withdrawal made may have tax consequences, may affect any subsequent Annuity Payments, and may be subject to Surrender Charges.
In general, the longer Annuity Payments are guaranteed, the lower the amount of each payment. Fixed Annuity Payments remain level throughout the payout period, except in the case of certain joint and survivor Annuity Payment options and Annuity Payment options with an Increase option (as described below), and are paid in monthly, quarterly, semiannual and annual installments. Variable Annuity Payments will vary in amount, and are paid only on a monthly basis. Payments are made at the beginning of the selected time period, and less frequent payments will result in a lower total amount of payments during an annual period than the total amount of payments that would be made during the same year for more frequent payments. An annual installment payment will result in the lowest total amount of payments during the year because it is paid entirely at the beginning of the year. If the Annuitized Value to be applied under any one Fixed or Variable Annuity Payment option is less than $2,000 or if the option chosen would provide Annuity Payments of less than $20 per month at the Maturity Date, then the Annuitized Value may be paid in a lump sum.
Certain of the Annuity Payment options available under a Contract can be selected with an Increase option or a Refund at Death option. These optional features must be selected at the time You elect an Annuity Payment option and are available only when Annuity Payments are made on a fixed basis.
•	If an Increase option is selected, Annuity Payments will increase on each anniversary of the Maturity Date based on the increase percentage selected (1%, 2%, 3%, 4% or 5%). If You select an Increase option, then Your initial Annuity Payment (to which the increase percentage selected will apply) will be lower than the Annuity Payment You would receive under the Annuity Payment option without the Increase option.
•	The Cash Refund at Death option pays You, upon the Annuitant’s death, the difference between the Annuitized Value and the Annuity Payments made to date. The Installment Refund at Death option will, upon the death of the Annuitant(s), continue Annuity Payments until total Annuity Payments made equal the Annuitized Value.
The death benefit ends upon full annuitization of the Contract.
Annuity Payment Options
The following Annuity Payment options are available on a Variable basis unless otherwise stated.
Before Your Annuity Date, You may select one of the following Annuity Payment options that We currently make available, and will continue to make available for the duration of Your Contract. We reserve the right to make other Annuity Payment options available under the Contract.
Life Annuity with or without Period Certain—This option guarantees Annuity Payments for the lifetime of the Annuitant. If a certain period is selected (5, 10, 15 or 20 years), Annuity Payments are guaranteed until the end of the period selected.

Under the Life without Period Certain option, it is possible that only one Annuity Payment will be made if the Annuitant’s death occurs before the due date of the second Annuity Payment. This option usually provides the largest Annuity Payments. After the first Annuity Payment has been made, this Annuity Payment option cannot be changed and withdrawals cannot be made. Guaranteed Annuity Payments cannot extend beyond the life expectancy of the Annuitant, as defined by the IRC.
With the Life Annuity without Period Certain option on a fixed payment basis, You may elect a Cash or Installment Refund at Death option or an Increase option. With a life annuity with a 5, 10, 15 or 20 year period certain option on a fixed payment basis, You may elect an Increase option.
Joint and Survivor Life Annuity—This option provides lifetime Annuity Payments during the lifetimes of two Annuitants. After one Annuitant dies, the Annuity Payments will continue during the lifetime of the survivor based on the survivor percentage elected (i.e., 100%, 50%, 66 [ctag:frac_2-3]%). The Annuity Payments cease after the last payment paid prior to the survivor’s death. It could be possible for only one payment to be made under this option if both Annuitants die before the due date of the second payment. After the first Annuity Payment has been made, this Annuity Payment option cannot be changed and withdrawals cannot be made. With the Joint and Survivor Annuity on a fixed payment basis, You may elect an Increase option. With the Joint and 100% Survivor Annuity on a fixed payment basis, You may elect an Increase option or the Installment Refund at Death option or the Cash Refund at Death option.
Income for Fixed Period—This option provides Annuity Payments for a fixed period not less than one year nor exceeding 30 years; however, payments may not extend beyond the life expectancy of the Contract Owner, as defined by the IRC. This option is available on a fixed payment basis only.
You may elect whether to have the right to make withdrawals. If You elect not to have the right to make withdrawals, (1) You may elect an Increase option and (2) after the Maturity Date, this Annuity Payment option cannot be changed.
If You elect to have the right to make withdrawals, You may change this Annuity Payment option after the Maturity Date. Any change or withdrawal of Annuitized Value You make may affect any subsequent Annuity Payments and may have tax consequences. Surrender Charges may apply. To determine the Surrender Charge rate, Contract Years are counted from the original effective date of the accumulation Contract. Refer to “Individual Product Information” for the appropriate rate. If You surrender the Annuitized Value applied to this Annuity Payment option, Annuity Payments will cease and the Contract will terminate. Thereafter, HMLIC will be free of any liability for the terminated Contract.
Income for Fixed Amount—This option provides payments of a fixed amount until the Annuitized Value, with interest, has been paid; however, payments may not extend beyond the life expectancy of the Contract Owner. The Contract Owner has the right to change to another income option or make withdrawals. Any change or withdrawal of Annuitized Value You make may affect any subsequent Annuity Payments and may have tax consequences. Surrender Charges may apply. To determine the Surrender Charge rate, Contract Years are counted from the original effective date of the accumulation Contract. Refer to the “Individual Product Information” section for the appropriate rate. This option is available on a fixed payment basis only.
Interest Income Payments—This option provides Annuity Payments based on interest earned from the Annuitized Value, at a rate determined by HMLIC, but never less than the annual guaranteed annuity income option interest rate. Interest will be credited at the end of each payment period. Once the Contract Owner reaches age 72, interest Annuity Payments may continue, however, the total annual distribution must meet the minimum required distribution requirements of the IRC, if applicable. See “Required Minimum Distributions.” The Contract Owner may elect another income option at the end of any payment period, or subject to IRC requirements, may withdraw the Contract value in whole or in part upon written request, subject to Surrender Charges if applicable. The request must be made prior to the end of the period that the Contract Owner agreed to receive Annuity Payments. To determine the Surrender Charge rate, Contract Years are counted from the original effective date of the accumulation Contract. Refer to the “Individual Product Information” section for the appropriate rate. This option is available on a fixed payment basis only.
Other Income Options—If the Contract Owner does not wish to elect one or more Annuity Payment options, the Contract Owner may:
a.	receive the proceeds in a lump sum less any applicable Surrender Charges, or
b.	leave the Contract with HMLIC and receive the value under any applicable required minimum distribution requirements of IRC Section 401(a)(9), (See “Taxation of Qualified Contracts—Required Minimum Distributions,”)or
c.	elect any other option that HMLIC makes available.

Amount of Fixed and Variable Annuity Payments
In general, the dollar amount of Annuity Payments under the Contract depends on Annuitized Value. The value of each Subaccount is determined by multiplying the number of Accumulation Units credited to each Subaccount within the Contract by its respective Accumulation Unit Value.
Your Annuitized Value may be more or less than the amount of Net Purchase Payments allocated to the Contract.
Fixed Annuity Payments—The amount of each payment under a Fixed Annuity Payment option is determined from the guaranteed income option tables in the Contract. These tables show the monthly payment for each $1,000 of Contract value allocated to provide a guaranteed Fixed Annuity Payment. Except in the case of certain joint and survivor Annuity Payment options and Annuity Payment options with an Increase option, these payments will not change. Higher Annuity Payments may be made at the sole discretion of HMLIC.
Variable Annuity Payments—If You choose to receive Variable Annuity Payments, the dollar amount of Your payments will depend on: (i) Your Annuitized Value that is used to purchase Variable Annuity Payments on the Maturity Date; (ii) the assumed interest rate for the Contract (See the “Individual Product Information” section); and (iii) the performance of the Subaccounts You have selected. The amount of the first monthly Variable Annuity Payment is determined from the guaranteed income option tables in the Contract. The tables show the amount of the Annuity Payment for each $1,000 of value allocated to provide Annuity Payments. The income option tables vary with the form of income option payment selected and adjusted age and sex of the Annuitant(s).
The first monthly Variable Annuity Payment is used to calculate the number of Annuity Units for each subsequent monthly Annuity Payment. The number of Annuity Units remains constant over the payment period except when a joint and survivor option is chosen. The number of Annuity Units will be reduced upon the death of either Annuitant to the survivor percentage elected.
The amount of monthly Annuity Payments following the first Variable Annuity Payment varies from month to month to reflect the investment experience of each Subaccount funding those payments. Annuity Payments are determined each month by multiplying the Annuity Units by the applicable Annuity Unit Value at the date of payment. The Annuity Unit Value will change between Valuation Dates to reflect the investment experience of each Subaccount. Not all Subaccounts may be available for Annuity Payments.
Assumed Interest Rate—The assumed interest rate for these Contracts is shown in the “Individual Product Information” section. The investment multiplier is one divided by the sum of one plus the assumed interest rate and the mortality and expense risk fee, adjusted to a monthly rate.
Annuity Unit Value—The Annuity Unit Value for each Subaccount was initially established at $10.00.
•	The current Annuity Unit Value is equal to the prior Annuity Unit Value on the Valuation Date when payments were last determined, multiplied by the applicable net investment factor. The net investment factor reflects the investment performance of the Subaccount during the current month, including the value of any dividends and distributions during the current month. This factor is computed by dividing the net asset value of a share of the underlying fund on the current Valuation Date, plus any dividends or other distributions, by the net asset value of a share on the Valuation Date of the preceding Valuation Period, and multiplying this result by the investment multiplier.
•	If the net investment factor is equal to one, then monthly payments from that Subaccount will remain level. If the net investment factor is greater than one, the monthly payments from that Subaccount will increase. Conversely, if the net investment factor is less than one, the payments from that Subaccount will decrease.
Not all Subaccounts may be available for Annuity Payments.
Misstatement of Age
If the age of the Annuitant has been misstated, any income payment amount shall be adjusted to reflect the correct age. If the income payments were too large because of a misstatement of age, HMLIC will deduct the difference with interest, at an effective annual interest rate of 6%, from future payments until totally repaid. If the Annuity Payments were too small, HMLIC will add the difference with interest, at an effective annual interest rate of 6%, to the next payment.
Modification of the Contract
The Contract provides that it may be modified by HMLIC to maintain continued compliance with applicable state and federal laws. Contract Owners will be notified of any modification. Only officers designated by HMLIC may modify the terms of the Contract.

HMLIC reserves the right to offer Contract Owners, at some future date and in accordance with the requirements of the 1940 Act, the option to direct their Net Purchase Payments to a Subaccount within the Separate Account other than one or more of those currently offered. If shares of the Underlying Funds are not available for purchase by the Separate Account, or if in the judgment of HMLIC further investment in these shares is no longer appropriate in view of the purposes of the Separate Account or Subaccount, then (i) shares of another portfolio may be substituted for the Underlying Fund shares held in the affected Subaccount and/or (ii) payments received after a date specified by HMLIC may be applied to the purchase of shares of another portfolio. No substitution will be made without prior approval of the SEC and any required Contract Owner approvals. Any substitution would be for shares of a portfolio with investment objectives similar to those of the Underlying Fund it replaces.
Individual Product Information
Annuity Alternatives (IC-408000 or IC-409000 (group contract), IC-410000 (certificate))
Issue ages	These Contracts may be issued to anyone between the ages of 0-85.
Minimum contribution	$25 per month.
Minimum Guaranteed Interest Rate	4.5%
Annual maintenance fee	$25 per year. This fee will not be charged if the Total Accumulation Value equals or exceeds $10,000.
M&E fee	1.25%
Death benefit	The beneficiary will receive the greater of:
	1.	the Total Accumulation Value of the Contract, less any applicable premium tax and any outstanding loan balance; or
	2.	the sum of all purchase payments paid under the Contract, less any applicable premium tax, any outstanding loan balance and withdrawals.
Fixed account guaranteed annuity income option rate	4.00%
Separate Account assumed interest rate	4.00%
Purchase payment allocation changes	Unlimited
Maximum # of transfers per year	Unlimited
Fee for each transfer (Only applies to transfers from the fixed account to Subaccount(s))	$5.00. However, HMLIC is currently waiving this fee.
Early withdrawal penalty fixed account only	5% at any time other than renewal through age 65.
The early withdrawal penalty is currently being waived on transfers within a Contract from the fixed account to a Subaccount. If money is transferred from the fixed account to the Separate Account and withdrawn within 365 days of the transfer, the early withdrawal penalty will be charged.
The early withdrawal penalty will not be charged if:
	1.	the transfer occurred on a Scheduled Update; or
	2.	the Scheduled Update occurred between the transfer and withdrawal or surrender date(s).

Surrender Charge	Surrender Charges During Contract Year	Percent Charged
	1	8%
	2	8%
	3	6%
	4	4%
	5	2%
	Thereafter	0%

Waiver of Surrender Charge/Early withdrawal penalty (Free out provision)	No Surrender Charge or early withdrawal penalty will be imposed:
	1.	on a withdrawal if all the following occur:
		a.	it is made after the Contract has been in force two years;
		b.	it is more than 12 months since the last withdrawal was made;
		c.	the amount is not more than 15 percent of the then current Fixed Cash Value; and
		d.	the amount is not more than 15 percent of the then current Variable Cash Value; or
	2.	on any portion of the Contract’s Total Accumulation Value applied to the payment of one of the following income options: fixed life income with or without period certain, joint life and survivor annuity, Variable life income with or without period certain or Variable income for joint life and survivor annuity; or
	3.	on or after the Maturity Date if the Contract has been in force for at least 10 years; or
	4.	if Annuity Payments are selected to be made in equal installments over a period of at least 5 years (during such period the elected annuity benefit cannot be surrendered); or
	5.	if an Annuitant is disabled continuously for three months as defined by IRC Section 72(m)(7) and satisfactory proof of such disability is sent to HMLIC’s Home Office.
Annuity Alternatives 2 (IC-437000)
Issue ages	This Contract may be issued to anyone between the ages of 0-54.
Minimum contribution	$25 per month.
Minimum Guaranteed Interest rate	3%
Annual maintenance fee	$25 per year. This fee will not be charged if the Total Accumulation Value equals or exceeds $10,000.
M&E fee	1.25%
Death benefit	The beneficiary will receive the greater of:
	1.	the Total Accumulation Value of the Contract less any applicable premium tax and any outstanding loan balance, or
	2.	the sum of all purchase payments paid under the Contract, less any applicable premium tax, any outstanding loan balance and withdrawals.
Fixed account guaranteed annuity income option rate	3.00%
Separate Account assumed interest rate	3.00%
Purchase payment allocation changes	Unlimited
Maximum # of transfers per year	Unlimited
Fee for each transfer	$0
Early withdrawal penalty fixed account only	5% starting in year 1. The penalty will be 5% until the Contract anniversary prior to the Annuitant’s attainment of age 65. At that time the fee will decrease by 1% per year.
	The early withdrawal penalty is waived on each Scheduled Update. If money is transferred from the fixed account to the Separate Account and withdrawn within 365 days of the transfer, the early withdrawal penalty will be charged.

The early withdrawal penalty will not be charged if:
1.	the transfer occurred on a Scheduled Update; or
2.	the Scheduled Update occurred between the transfer and withdrawal or surrender date(s).

Surrender Charge	Surrender Charges During Contract Year	Percent Charged
	1	8%
	2	7%
	3	6%
	4	4%
	5	2%
	Thereafter	0%

Waiver of Surrender Charge/Early withdrawal penalty (Free out provision)	No Surrender Charge or early withdrawal penalty will be imposed:
	1.	on a withdrawal if all of the following occur:
		a.	a withdrawal is made after the Contract has been in force two years;
		b.	it is more than 12 months since the last withdrawal was made; and
		c.	the amount withdrawn is not more than 15 percent of the Total Accumulation Value; or
	2.	on any portion of this Contract’s Total Accumulation Value applied to the payment of one of the following income options: fixed life income with or without period certain, joint life and survivor annuity, Variable life income with or without period certain and Variable income for joint life and survivor annuity; or
	3.	if Annuity Payments are selected to be made in equal installments over a period of at least five years (during such period the elected annuity benefit cannot be surrendered); or
	4.	if an Annuitant is disabled continuously for three months as defined by IRC Section 72(m)(7) and satisfactory proof of such disability is sent to HMLIC’s Home Office.
Annuity Alternatives 2 (IC-438000)
Issue ages	This Contract may be issued to anyone between the ages of 55-85.
Minimum contribution	$25 per month.
Minimum Guaranteed Interest rate	3%
Annual maintenance fee	$25 per year. This fee will not be charged if the Total Accumulation Value equals or exceeds $10,000.
M&E fee	1.25%
Death benefit	The beneficiary will receive the greater of:
	1.	the Total Accumulation Value of the Contract less any applicable premium tax and any outstanding loan balance, or
	2.	the sum of all purchase payments paid under the Contract, less any applicable premium tax, any outstanding loan balance and withdrawals.
Fixed account guaranteed annuity income option rate	3.00%
Separate Account assumed interest rate	3.00%
Purchase payment allocation changes	Unlimited
Maximum # of transfers per year	Unlimited
Fee for each transfer	$0
Early withdrawal penalty fixed account only	None

Surrender Charge	Surrender Charges During Contract Year	Percent Charged
	1	8%
	2	7%
	3	6%
	4	4%
	5	2%
	Thereafter	0%

Waiver of Surrender Charge/Early withdrawal penalty (Free out provision)	No Surrender Charge or early withdrawal penalty will be imposed:
	1.	on a withdrawal if all of the following occur:
		a.	a withdrawal is made after the Contract has been in force two years;
		b.	it is more than 12 months since the last withdrawal was made; and
		c.	the amount withdrawn is not more than 15 percent of the Total Accumulation Value; or
	2.	on any portion of this Contract’s Total Accumulation Value applied to the payment of one of the following income options: fixed life income with or without period certain, joint life and survivor annuity, Variable life income with or without period certain and Variable income for joint life and survivor annuity; or
	3.	if Annuity Payments are selected to be made in equal installments over a period of at least five years (during such period the elected annuity benefit cannot be surrendered); or
	4.	if an Annuitant is disabled continuously for three months as defined by IRC Section 72(m)(7) and satisfactory proof of such disability is sent to HMLIC’s Home Office.
Tennessee Matching Funds Group Annuity
IC-4230TN (group contract) and IC-4240TN (certificate)
Issue ages	This Contract may be issued to anyone between the ages of 0-85.
Minimum contribution	None
Minimum Guaranteed Interest Rate	3%
Annual maintenance fee	None
M&E fee	0.95%
Death benefit	The beneficiary will receive the greater of:
	1.	the Total Accumulation Value of the certificate less any applicable premium tax and any outstanding loan balance, or
	2.	the sum of all purchase payments paid under the certificate, less any applicable premium tax, any outstanding loan balance and withdrawals, or
	3.	If the participant dies prior to the Maturity Date or attainment of age 70, whichever is earlier, the beneficiary will receive the purchase payments paid under the certificate, less any applicable premium tax, any outstanding loan balance and withdrawals, increased by 5 percent compounded certificate annually to the date of death.
Fixed account guaranteed annuity income option rate	3.00%
Separate Account assumed interest rate	3.00%
Purchase payment allocation changes	Unlimited
Maximum # of transfers per year	Unlimited
Fee for each transfer	$0
Early withdrawal penalty fixed account only	None

Surrender Charge	Surrender Charges During Contract Year	Percent Charged
	1	0%
	Thereafter	0%
Tax Consequences
The following discussion of federal income tax consequences is only a brief summary and is not intended as tax advice. The tax rules governing the taxation and provisions of annuity contracts are extremely complex, often difficult to comprehend and may be changed at any time. This discussion does not address special rules, prior tax laws, gift, estate/transfer taxes, or state tax laws. A Contract Owner should consult a qualified and competent tax advisor before taking any action that could have tax consequences.
On March 27, 2020 the “Coronavirus Aid, Relief, and Economic Security Act” (CARES Act) was signed into law and includes provisions affecting retirement plans. Significant changes affecting the tax consequences of purchasing an annuity contract are included in the discussion below as applicable and are subject to further clarification and change as guidance is issued.
Purchasing a Contract as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the qualified plan.
Tax Treatment of the Company and the Separate Account
Separate Account—The operations of the Separate Account form part of the operations of HMLIC and do not constitute a type of taxable entity distinct from Our other operations. Under present law, no federal income tax will be payable by HMLIC on the investment income and capital gains of the Separate Account if certain conditions are met.
Diversification Requirements—The IRC requires that the investments of the Separate Account be “adequately diversified” under Section 817(h) in order for the Contracts to be treated as annuity contracts for federal income tax purposes. Provided the investments of the Underlying Funds continue to meet the diversification requirements of IRC Section 817(h), the Contract Owner will not pay federal income tax on the investment earnings under a Contract until Annuity Payments begin or a surrender or withdrawal is made. The Separate Account intends to comply with these diversification requirements.
Contract Owner Control —In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts because of their ability to direct their investments to particular subaccounts of a separate account. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is limited guidance in this area, and some features of Our Contracts, such as the flexibility of a contract owner to allocate premium payments and transfer amounts among the subaccounts of the Separate Account, have not been explicitly addressed in published guidance. While We believe the Contracts do not give the Contract Owners investment control over Separate Account assets, We reserve the right to modify the Contracts as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.
Foreign Tax Credits—We may benefit from any foreign tax credits attributable to taxes paid by certain Underlying Funds to foreign jurisdictions to the extent permitted under federal law.
General Federal Income Tax Provisions
Deductibility of Purchase Payments—Purchase payments made to Non-Qualified Contracts are not deductible from current taxable income. Under certain circumstances purchase payments made to Qualified Contracts may be excludible or deductible from current taxable income.
Pre-Distribution Taxation of Contracts—Investment earnings credited to the Contract Owner’s account are generally not subject to current income tax until such amounts are distributed as defined by the IRC. However, certain assignments or pledges of a Contract or loans under a Contract may be treated as distributions and accelerate the taxability of investment earnings.
Early/Premature Distribution Tax—In the case of a distribution from a Contract, there may be imposed an additional tax (penalty tax) equal to 10% (25% for SIMPLE IRAs during the first two years) of the amount treated as income. In general, however, there is no penalty tax on distributions:
•	made on or after the Contract Owner reaches age 59½;
•	made on or after the death of a Contract Owner;
•	attributable to the Contract Owner becoming disabled; or

•	made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the Contract Owner or the joint lives or joint life expectancy of the Contract Owner and a beneficiary.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax advisor with regard to exceptions from the penalty tax.
Annuity Payments—Although tax consequences may vary depending on the payout option elected under a Contract, some or all of each Annuity Payment is generally taxed as ordinary income, while a portion may not be taxed. The determination of the amount of each Annuity Payment that is subject to current tax depends upon the type of Contract and Your particular circumstances.
Death Benefits—Amounts may be distributed from a Contract because of the death of the Annuitant or Contract Owner. Such death benefits are not life insurance benefits. Generally, such amounts are includible in the income of the beneficiary as follows: (i) if distributed in a lump sum, they are taxed in the same manner as withdrawals from the Contract, or (ii) if distributed under an annuity payment, they are taxed in the same manner as Annuity Payments.
Contract Transactions—A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain Maturity Dates, or the exchange of a Contract may result in certain tax consequences to You that are not discussed herein. In addition, a transfer or assignment of a Contract that is a Qualified Contract is generally prohibited. A Contract Owner contemplating any such transaction should consult a tax advisor as to the tax consequences.
Withholding—Mandatory federal income tax is required to be withheld at the rate of 20% on eligible rollover distributions from Qualified Contracts. Exceptions to this rule include: distributions from traditional IRAs or Roth IRAs, non-taxable distributions, a direct rollover or direct transfer to an eligible retirement plan, periodic payments over the Contract Owner’s life expectancy or the joint life expectancy of the Contract Owner and the beneficiary, periodic payments over a period of ten years or more, required minimum distributions, and hardship distributions.
For all amounts not subject to the mandatory 20% withholding, federal income tax is generally required to be withheld unless the Contract Owner elects not to have federal income tax withheld. For periodic payments (Annuity Payments), the withholding is calculated similar to wage withholding. For all other payments withholding is at the rate of 10%. For periodic payments, HMLIC will notify the Contract Owner at least annually of his or her right to revoke the election not to have federal income tax withheld. State and/or local tax withholding may also apply.
Definition of Spouse under Federal Law—The right of a spouse to continue the Contract and all Contract provisions relating to spouses and spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Internal Revenue Service (“IRS”) guidance provides that civil unions and similar relationships recognized under state law are not marriages unless denominated as such.
Taxation of Non-Qualified Contracts
Generally all or a portion of any distribution from a Non-Qualified Contract will be taxable as ordinary income. The taxable amount will be dependent upon the type of distribution and the “investment in the contract”. The investment in the contract is generally the total of all purchase payments and represents the portion of the Contract already taxed. The investment in the Contract is reduced by the portion of a withdrawal or other distribution not taxed. The remaining portion of the Contract is investment earnings, which have not yet been taxed.
Withdrawals—If a withdrawal of less than the entire value of a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to current income tax up to the amount of the investment earnings in the Contract. For Contracts issued before August 14, 1982, the rules for determining the portion of any withdrawal that is treated as ordinary income subject to current income tax are different and You should consult with a tax advisor.
In the case of a withdrawal of the entire value of the Contract (a surrender), the amount received generally will be subject to current income tax only to the extent it exceeds the Contract Owner’s “investment in the contract”.
Annuity Payments—For Annuity Payments received under a Non-Qualified Contract a portion of each Annuity Payment will consist of both a return of the investment in the contract and investment earnings. The portion considered excludible from taxable income, or a return of the investment in the contract, is determined by the ratio of the total amount of the investment in the contract to the “expected return” under the Contract (exclusion ratio). Generally, the expected return is the total amount that can be expected to be received under the Contract. The calculation of the expected return will vary depending upon the payout options selected and ages of the Annuitants. When the investment in the contract has been recovered all future Annuity Payments will be fully taxable. For Annuity Payments that began before January 1, 1987, the exclusion ratio will apply to all payments received.
Partial Annuitization—If a portion of the account value of a Non-Qualified Contract is applied to purchase Annuity Payments and the Contract meets certain rules, that portion will be treated as a separate Contract with a pro-rata allocation of the investment in the contract and a separate Maturity Date for purposes of determining the income taxation of the Annuity Payments. The Annuity Payments must be made over a period of 10 years or more, or over the life expectancy of one or more Annuitants. Annuity payments under a partial annuitization will be subject to income tax as discussed in the previous paragraph.
Early/Premature Distribution Tax—An additional tax (penalty tax) may also apply to premature distributions from a Non- Qualified Contract. A premature distribution is generally any distribution made before the Contract Owner reaches age 59 1/2. The penalty tax is 10% of the amount of the payment that is includable in income.
Certain payments may be exempt from the penalty tax, such as payments made:
1)	after age 59 ½,
2)	as the result of death or disability,
3)	under an immediate annuity contract, and
4)	that are part of a series of substantially equal periodic payments over the life or life expectancy of the Contract Owner or the joint lives or joint life expectancy of the Contract Owner and a beneficiary.
Required Distributions Upon Death of the Contract Owner—The beneficiary of a Non-Qualified Contract is generally required to take distributions upon the death of the Contract Owner. Specifically, if the Contract Owner dies on or after the Annuity Date the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner’s death. If the Contract Owner dies prior to the Annuity Date, the entire interest in the Contract will be distributed within five years after the date of the Contract Owner’s death. There are two exceptions to the five-year rule: payments over the life expectancy, or a period not exceeding the life expectancy, of the designated beneficiary provided the payments begin within one year of the Contract Owner’s death, or, if the beneficiary is the surviving spouse, the spouse may treat the Contract as his or her own and continue the Contract. If the beneficiary is not a natural person, such as a trust or estate, the exception will not apply and the entire interest in the contract must be distributed within five years after the date of the Contract Owner’s Death.
Multiple Contracts—All non-qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Contract Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Contract Owner’s income when a taxable distribution occurs.
Exchanges—Exchanges of Non-Qualified Contracts are an assignment of the accumulation in the Contract to another issuer and if completed in accordance with federal tax rules would not be includable in income until they are ultimately paid out to the Contract Owner.
Net Investment Income Tax—A net investment income tax of 3.8% applies to all or part of a taxpayer’s net investment income when certain thresholds are met. Net investment income includes interest, dividend, and annuity income. However, distributions from Qualified Contracts are excluded from net investment income. The tax is assessed against the lesser of net investment income or the amount of modified adjusted gross income that exceeds $200,000 for single taxpayers and those filing as Head of Household, $250,000 for married filing jointly and $125,000 for married taxpayers filing separately.
Taxation of Qualified Contracts
Qualified Retirement Plans receive tax-favored treatment under provisions of the IRC. Purchasing a Contract as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the qualified plan. In addition, Qualified Contracts issued under IRC Sections 403(b), 457(b), and 401 are subject to the terms of the employer’s plan, which may limit rights and options otherwise available under the Contract.
Contributions—Contributions, also referred to as Net Purchase Payments, made to Qualified Contracts are generally not subject to current income tax at the time they are made. This includes salary reduction amounts made under a salary reduction agreement and non-elective contributions made by the employer. The exceptions to this are contributions to Roth IRAs, the amount of salary reduction designated as a Roth contribution (discussed below), and traditional IRA contributions determined to not be deductible. These contributions are all subject to income tax in the year they were made. Investment earnings credited to the

Contract Owner’s account are generally not subject to current income tax until such amounts are distributed as defined by the IRC and the employer’s plan, if applicable. Distributions of investment earnings attributable to amounts from a Roth IRA or a designated Roth account may not be subject to income tax if certain conditions are met.
Section 403(b), 457(b), and 401(k) Qualified Retirement Plans are allowed to establish Designated Roth accounts within their plans. If this feature is included in the plan, the Contract Owner can designate some or all of his/her salary reduction contributions as Designated Roth contributions resulting in those designated amounts being includable in the Contract Owner’s income in the year they were made and subject to all wage withholding requirements.
Designated Roth contributions, combined with other salary reduction contributions, are subject to the annual limits discussed under the “Section 403(b) Tax-Deferred Annuity”, “457(b) Eligible Governmental Plan”, and “Section 401” sections, below. Designated Roth contributions are also subject to the same distribution restrictions and required minimum distributions as all other contributions in the plan.
A 403(b), 457(b), or 401(k) Qualified Retirement Plan may allow amounts in non-Roth accounts to be converted to Designated Roth accounts. In addition, plans may also allow conversion of amounts that are not eligible for distribution. Amounts converted to a Designated Roth account are taxable as ordinary income in the year of conversion, but are not subject to the 10% penalty tax. However, if there is a distribution of these amounts within the next 5 years they may be subject to a recapture of the 10% penalty tax. Amounts converted to a Designated Roth account cannot be reversed.
Withdrawals—If a withdrawal of a portion or all (surrender) of the value of a Qualified Contract occurs, the entire amount received will be treated as ordinary income subject to current income tax unless the Contract Owner has an “investment in the contract.” The investment in the contract is the total of all contributions, with the exception of those that were excludible or deductible from income at the time made and represents the portion of the Contract already taxed. When there is an investment in the contract, the amount of the withdrawal not subject to income tax is based upon the ratio of the investment in the contract to the total value immediately before the distribution.
For withdrawals from Roth IRAs or Designated Roth accounts in a 403(b), 457(b), or 401(k) Contract, if the distribution is a qualified distribution, earnings are not subject to income tax. A distribution from a Designated Roth account in a 403(b), 457(b), or 401(k) Contract is considered qualified if it is made more than five years after establishment of the account and made on or after the Contract Owner attains age 59½, dies or becomes disabled. A distribution from a Roth IRA is considered qualified if it is made at least five years after issuance of the Contract Owner’s first Roth IRA and after the Contract Owner attains age 59½, dies or becomes disabled, or is eligible for a qualified first-time homebuyer distribution. In addition, a Roth IRA Contract Owner may receive a distribution of after-tax contributions at any time.
Coronavirus Related Distributions—Under the CARES Act, between January 1, 2020 and December 31, 2020, an eligible individual may withdraw up to $100,000 from a Qualified Retirement Plan, including IRAs. The total aggregate of such distributions is limited to $100,000. The distribution is not eligible for rollover and is exempt from the early/premature distribution tax. While the distribution is subject to plan administrator approval it is not subject to other distribution restrictions. The distribution is includable in income ratably over a three-year period excluding any portion attributable to Roth type contributions or after-tax investment in the contract. Some or all of a distribution under this provision may be repaid to a Qualified Retirement Plan that accepts rollover contributions or to an IRA as a timely made direct rollover of an eligible rollover distribution.
An eligible individual is an individual, their spouse or dependent that has been diagnosed with the virus SARS-CoV-2 or with coronavirus disease 2019 (COVID-19) by a test approved by the Centers for Disease Control and Prevention or an individual who has experienced adverse financial consequences as a result of such disease (e.g. quarantine, furlough or laid off, reduction of work hours, unable to work due to lack of child care, loss of business, or other factors determined by the Secretary of Treasury).
Loans, if not made within certain terms of the IRC, will be treated as distributions. Loans from Sections 403(b), 457(b), and 401(k) plans will generally not be treated as distributions if the terms of the loan require repayment within five years (except loans to acquire a home), substantially level payments over the term of the loan, and the loan amount to be limited to the lesser of $50,000 or 50% of the value of the Contract, and the loan is evidenced by a legally enforceable agreement. The IRC does not permit loans from IRAs, Roth IRAs, SIMPLEs, or SEPs.
Coronavirus Loans—Under the CARES Act for loans made to eligible individuals, as defined above, during the 180-day period beginning with the date of enactment the loan amount limit is increased to the lesser of $100,000 or 100% of the value of the Contract. Loan payments due between March 27, 2020 and December 31, 2020 may be suspended for up to one year.

Annuity Payments—Annuity Payments received under a Qualified Contract will be treated as ordinary income subject to current income tax unless the Contract Owner has an investment in the contract. If the Contract Owner has an investment in the contract some portion of each Annuity Payment will be treated as ordinary income subject to current income tax based upon IRC Section 72 rules, the payment options selected, and age(s) of the Annuitant(s).
Annuity Payments from Roth IRAs or Designated Roth accounts in a 403(b), 457(b), or 401(k) Contract will not be subject to income tax if they are qualified distributions as defined above.
Rollovers—A rollover, including a direct rollover, is a distribution (cash or other assets) from an eligible retirement plan followed by a contribution to another eligible retirement plan and is not subject to current income tax. Distributions that include amounts already included in income (after-tax) can be rolled over but must occur via a direct rollover with separate accounting in the new retirement plan. A direct rollover is a transaction in which no payment or distribution of funds is made to the Contract Owner or other payee. Distributions that are properly rolled over are not includable in income until they are ultimately paid out of the new contract. For Section 403(b), 457(b) and 401 Contracts only amounts eligible for distribution can be rolled over.
Only one indirect rollover from an IRA to another, or the same, IRA can be made in any 12-month period. The limit will be applied by aggregating all individual IRAs, including Traditional, Roth, SEP and SIMPLE. Trustee-to-trustee or issuer-to-issuer transfers are not limited, and conversions of Traditional IRAs to Roth IRAs are not limited.
Amounts under a Section 403(b) plan can be rolled over to another 403(b) plan, a traditional IRA, a SEP IRA, an eligible Section 457(b) governmental plan (provided it agrees to separate accounting), or a Section 401 plan. Amount in a Designated Roth account of a Section 403(b) plan can only be rolled over to another Designated Roth account of a Section 403(b) plan, a 457(b) governmental plan Section 401(k) plan, or to a Roth IRA.
Amounts under a traditional IRA can be rolled over to a Section 403(b) plan, another traditional IRA, a SEP IRA, an eligible Section 457(b) governmental plan (provided it agrees to separate accounting), or a Section 401 plan. After-tax contributions in a traditional IRA can only be rolled over into another IRA.
Amounts under a SIMPLE IRA can only be rolled over to another SIMPLE IRA during the first two years of participation. Thereafter, a SIMPLE IRA can be rolled over to a Section 403(b) plan, a traditional IRA, a SEP IRA, a Section 457(b) plan (provided it agrees to separate accounting), or a Section 401 plan.
Amounts under a SEP IRA can be rolled over to a Section 403(b) plan, a traditional IRA, another SEP IRA, an eligible 457(b) governmental plan (provided it agrees to separate accounting), or a Section 401 plan.
Amounts under a Roth IRA can be rolled over to another Roth IRA.
Amounts under an eligible Section 457(b) governmental plan can be rolled over to a Section 403(b) plan, a traditional IRA, a SEP IRA, another eligible Section 457(b) governmental plan, or a Section 401 plan. Amounts in a Designated Roth account of a 457(b) governmental plan can only be rolled over to another Designated Roth account of a Section 403(b) plan, another Section 457(b) governmental plan, or a Section 401(k) plan, or to a Roth IRA.
Amounts under a Section 401 plan can be rolled over to a 403(b) plan, a traditional IRA, a SEP IRA, a Section 457(b) governmental plan (provided it agrees to separate accounting) or another Section 401 plan.
SIMPLE IRAs may accept rollovers from a 403(b) plan, 457(b) plan, 401 plan, traditional IRA, or SEP IRA after the first two years of participation in the SIMPLE IRA.
Beneficiaries may also make rollovers. If the beneficiary is the surviving spouse, the amount may be rolled over to his or her own eligible retirement plan, provided the plan accepts rollover contributions, to his or her own IRA or to an inherited IRA. If the beneficiary is not the spouse, the beneficiary may make a direct rollover to an IRA or Roth IRA if from a decedent’s Roth 403(b), Roth 457(b), or Roth 401(k), which is subject to the inherited IRA minimum distribution rules.
Transfers and Exchanges—For Qualified Contracts, with the exception of Section 403(b) Contracts, a trustee-to-trustee or issuer-to-issuer transfer is a tax-free transfer from one Qualified Contract to a similar Qualified Contract that does not involve a distribution. Amounts that are properly transferred are not includable in income until they are ultimately paid out of the Contract.
For a Section 403(b) Contract, a transfer is the movement of all or some portion of the balance in the 403(b) Contract from one employer’s 403(b) plan to another employer’s 403(b) plan, and an exchange is the movement of all or some portion of the balance in a 403(b) Contract between investment providers in the same employer’s 403(b) plan. You should consult a Your tax advisor for additional guidance on transfers and exchanges.

Early/Premature Distribution Tax—An additional tax (penalty tax) may also apply to premature distributions from a Qualified Contract. A premature distribution is generally any distribution made before the Contract Owner reaches age 59½. The penalty tax is 10% of the amount of the payment that is includable in income. The penalty tax increases to 25% for distributions from a SIMPLE IRA if made within the first two years of participation. The penalty tax does not apply to conversions of traditional IRAs or other eligible retirement plans to Roth IRAs and most distributions from Section 457(b) plans. However, it may apply if converted amounts are distributed during the five-year period beginning with the year of conversion.
Certain payments may be exempt from the penalty tax depending on the type of Qualified Contract such as payments made:
1)	after attainment of age 59½,
2)	as the result of death or disability,
3)	that are part of a series of substantially equal periodic payments over the life or life expectancy of the Contract Owner or the joint lives or joint life expectancy of the Contract Owner and beneficiary,
4)	after separation from service and attainment of age 55,
5)	for medical care,
6)	under a qualified domestic relations order (QDRO),
7)	to correct excess contributions and/or deferrals,
8)	in limited circumstances, to a reservist called to active duty after September 11, 2001,
9)	for a qualified birth or adoption, and
10)	Coronavirus Related Distribution made between January 1, 2020 and December 31, 2020.
If the Contract is a traditional IRA or Roth IRA, the exceptions above related to separation from service and QDRO do not apply and there are additional exceptions, which include a payment made:
1)	for reimbursement of health insurance while the Contract Owner is unemployed,
2)	for qualified education expenses, and
3)	for a qualified first-time home purchase.
Required Minimum Distributions—The Contract Owner of a Qualified Contract (other than a Roth IRA) is generally required to take certain required minimum distributions during the Contract Owner’s life, and the beneficiary designated by the Contract Owner is required to take the balance of the Contract value within certain specified periods following the Contract Owner’s death. Roth IRAs are not subject to the lifetime required minimum distribution requirements but are subject to the after-death distributions requirements described below.
The Contract Owner must take the first required minimum distribution by the required beginning date and subsequent required minimum distributions by December 31 of each year thereafter. Payments must be made over the life or life expectancy of the Contract Owner or the joint lives or joint life expectancy of the Contract Owner and the beneficiary. The amount of the required minimum distribution depends upon the Contract value and the applicable life expectancy. The required beginning date for traditional IRAs, SEPs, and SIMPLE IRAs is no later than April 1 of the calendar year following the calendar year in which the Contract Owner attains age 72 or attained age 70½. in 2019 or prior years. The required beginning date for Section 403(b) plans, Section 457(b) plans, and Section 401 plans is the later of April 1 of the calendar year following the calendar year in which the Contract Owner attains age 72 or attained age 70½. in 2019 or prior years or retires.
Upon the death of the Contract Owner, the individual designated as the beneficiary must take a distribution of the entire account by December 31 of the calendar year containing the 10th anniversary of the Contract Owner’s death unless the beneficiary is considered an Eligible Designated Beneficiary. An Eligible Designated Beneficiary can take distributions annually over the beneficiary’s life expectancy as discussed below. An Eligible Designated Beneficiary is 1) a spouse, 2) a disabled individual, 3) a chronically ill individual, 4) an individual who is not more than 10 years younger than the Contract Owner, and 5) a minor child of the Contract Owner. For a minor child of the Contract Owner, distributions based on life expectancy can only be made until he/she reaches the age of majority. At that time the remaining balance will be required to be distributed within 10 years.

For Eligible Designated Beneficiaries, the beneficiary must take distributions under one of the following two rules:
1.	If the Contract Owner dies on or after the required beginning date, any remaining balance must be distributed over the greater of the Contract Owner’s remaining life expectancy, or the beneficiary’s life expectancy.
2.	If the Contract Owner dies before the required beginning date, the balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the Contract Owner’s death or paid over the life expectancy of the beneficiary provided distributions begin by December 31 of the calendar year following the year of the Contract Owner’s death. If the beneficiary is the spouse, the spouse may defer payments until the end of the calendar year in which the Contract Owner would have reached age 72 or in the case of an IRA, treat the IRA as his or her own and roll over the Contract to a traditional IRA or any other eligible retirement plan. If the beneficiary is not the spouse, the beneficiary may make a direct rollover to an IRA that meets the IRC requirements of an ‘inherited IRA’.
If a beneficiary is not designated or is not an individual and the Contract Owner dies after the required beginning date distributions are required to be made over the Contract Owner’s remaining life expectancy, or if the Contract Owner dies before the required beginning date the entire balance must be distributed by December 31, of the fifth year following the Contract Owner’s death.
CARES Act waiver of required minimum distributions—For calendar year 2020 The CARES Act waives required minimum distributions from Qualified Retirement Plans and IRAs, including for individuals with a required beginning date of April 1, 2020. For instances where the beneficiary is required to complete a distribution within five years of the death of the owner, calendar year 2020 disregarded. Required minimum distributions already received may be treated as a direct rollover to a Qualified Retirement Plan or IRA.
Required Minimum Distribution Excise Tax—If the amount distributed from a Qualified Contract is less than the required minimum distribution for the year (discussed above), the Contract Owner is generally subject to a nondeductible excise tax of 50% on the difference between the required minimum distribution and the amount actually distributed.
Contribution Limitations and General Requirements Applicable to Qualified Retirement Plans
All contributions to Qualified Retirement Plans are subject to annual limitations imposed by the IRC and discussed below for each type of Qualified Retirement Plan. Employer contributions are subject to additional limitations and are not discussed here. In addition, employer sponsored retirement plans, such as Section 403(b), Section 457(b) Eligible Governmental, and Section 401, may impose restrictions on distributions other than those provided by the IRC.
403(b) Tax-Sheltered Plan—A 403(b) tax-sheltered plan is available for employees of public schools and certain organizations tax-exempt under Section 501(c)(3). Employee salary reduction contributions are limited to the lesser of $19,500 for 2020 or 100% of income. Employer contributions are subject to an additional annual limitation. A special catch-up contribution is available to certain Contract Owners who have 15 years of service with his or her current employer. Additional catch-up amounts, $6,500 for 2020, may be contributed if the Contract Owner is age 50 or older. Both the maximum salary reduction contribution and additional amount if You are age 50 or older are indexed for inflation in future years. If permitted by Your retirement plan, some or all of Your salary reduction contributions may be treated as Designated Roth Contributions (Roth 403(b)). Roth 403(b) contributions are salary reduction contributions that are irrevocably designated by You as not being excludable from income. Roth 403(b) contributions and related earnings will be accounted for separately. Contributions and earnings are not included in the Contract Owner’s income until distributed with the exception of Roth 403(b) contributions which are included in income in the year contributed.
Distributions from 403(b) Contracts generally cannot be made until the Contract Owner attains age 59 ½. However, exceptions to this rule include severance from employment, death, disability and hardship and, generally, the balance in the Contract as of December 31, 1988. 403(b) Contract accumulations may be eligible for a tax-free rollover to an eligible retirement plan. Section 403(b) Contracts are subject to the required minimum distribution rules.
408 Traditional IRA—Annual contributions to a traditional IRA are limited to $6,000 for 2020. Additional catch-up contributions, up to $1,000 for 2020, may be made if the Contract Owner is age 50 or older. Both the annual and catch-up contribution limits are indexed for inflation in future years. Contribution limits to a traditional IRA are coordinated with Roth IRA contributions and combined cannot exceed the annual limit. The amount of any annual contribution that will be deductible from gross income is based upon the individual’s compensation, coverage under a retirement plan, and filing status. For 2020, if the Contract Owner of the traditional IRA Contract is an active participant in another eligible retirement plan, the deduction phases out when modified adjusted gross income (“MAGI”) is between $65,000 and $75,000 for single filers and between $104,000 and $124,000 for married individuals filing jointly and between $0 and $10,000 for married filing separately. If the Contract Owner is not an active participant in an employer’s retirement plan but the Contract Owner’s spouse is, the deduction phases out when AGI is between $196,000 and $206,000. Traditional IRA accumulations may be eligible for a tax-free rollover to another eligible retirement plan or transfer to another traditional IRA (subject to the one rollover per year limitation discussed earlier under “Rollovers”). Traditional IRAs are subject to required minimum distribution rules.
Roth IRA—Annual contributions to a Roth IRA are limited to $6,000 for 2020. Additional catch-up contributions, up to $1,000 for 2020, may be made if the Contract Owner is age 50 or older. Both the annual and catch-up contribution limits are indexed for inflation in future years. Contributions to a traditional IRA are coordinated with Roth IRA contributions and combined cannot exceed the annual limit. The annual contribution has additional limitations based upon the Contract Owner’s income and filing status. The annual contribution maximum is phased out when AGI is between $124,000 and $139,000 for single taxpayers and those taxpayers filing asHead of Household, between $196,000 and $206,000 for married taxpayers filing jointly and between $0 and $10,000 for married taxpayers filing separately. Contributions to a Roth IRA are not deductible and if the Contract Owner has held any Roth IRA for more than five years, certain qualified distributions are not includable in income (e.g., distributions made to a Contract Owner reaching age 59½ or becoming disabled). Traditional IRAs, SEP IRAs and SIMPLE IRAs (after 2 years of participation in a SIMPLE IRA) and other retirement plans can generally be converted to a Roth IRA. The converted amount is includable in income in the year of conversion. Beginning in 2018 a conversion from a traditional IRA, SEP or SIMPLE to a Roth IRA can no longer be recharacterized as a traditional contribution. Roth IRAs can only be rolled over to other Roth IRAs (subject to the one rollover per year limitation discussed earlier under “Rollovers”). Roth IRAs are not subject to the required minimum distribution rules.
Savings Incentive Match Plan for Employees (SIMPLE IRA)—If the Contract is used for a SIMPLE IRA, the salary reduction limitation is $13,500 for 2020 and is indexed for inflation in future years. Additional catch-up contributions up to $3,000 for 2020 may be made if the Contract Owner is age 50 or older. Employer contributions are required and are coordinated with other Qualified Retirement Plan contribution limitations. SIMPLE IRAs can accept rollovers during the first two years of participation in the SIMPLE IRA only from other SIMPLE IRAs. After the first two years of participation SIMPLE IRAs may accept rollovers from a 403(b) plan, 457(b) plan, 401 plan, traditional IRA, or SEP IRA. Rollovers from SIMPLE IRAs are similar to traditional IRAs except that rollovers during the first two years of participation are limited to other SIMPLE IRAs. Required minimum distribution rules apply the same as for traditional IRAs.
Simplified Employee Pension (SEP)—If the Contract is used for a SEP IRA plan and the Contract Owner has elected to make traditional IRA contributions, the same limitations regarding maximum contributions and deductibility apply as those described above under traditional IRAs. If the SEP is offered under a salary reduction basis (SARSEP), the limitation for salary reduction contributions is $19,500 for 2020 or 25% of compensation, whichever is less. The additional catch-up amount, up to $6,500 for 2020, may be contributed if the individual is age 50 or older. Both the annual and catch-up contributions are indexed for inflation in future years. New SARSEPs are not permitted after 1996, however, those in effect before 1997 may continue. Employer contributions are allowed subject to additional limitations and must be coordinated with other eligible retirement plan limitations. SEP IRA plans are subject to certain minimum participation and nondiscrimination requirements. Contributions and earnings are not includable in income until distributed. Rollover and required minimum distribution rules apply the same as for traditional IRAs.
457(b) Eligible Governmental Plan—A 457(b) deferred compensation plan is available for employees of eligible state or local governments. Employee salary reduction amounts are limited to the lesser of $19,500 for 2020 or 100% of includable compensation. Employer contributions are included in this annual limit and when combined with employee salary reduction amounts cannot exceed the annual limit. Additional catch-up amounts, up to $6,500 for 2020, may be contributed if the Contract Owner is age 50 or older. Both the maximum salary reduction amount and additional amount if You are age 50 or older are indexed for inflation in future years. An additional special catch-up contribution is allowed in the three years of employment before attaining normal retirement age as stated in the employer’s plan. If permitted by Your retirement plan, some or all of Your salary reduction contributions may be treated as Designated Roth contributions (Roth 457(b)). Roth 457(b) contributions are salary reduction contributions that are irrevocably designated by You as not being excludable from income. Roth 457(b) contributions and related earnings will be accounted for separately. Contributions and earnings are not included in the Contract Owner’s income until distributed with the exception of Roth 457(b) contributions which are included in income in the year contributed.
Distributions from 457(b) Contracts generally cannot be made until the Contract Owner attains age 59½ except for severance from employment or an unforeseeable emergency. Contract accumulations may be eligible for a tax free rollover to another eligible retirement plan. 457(b) Contracts are subject to the required minimum distribution rules.
401 plans—A 401 plan permits employers to establish various types of retirement plans (e.g., pension, money purchase, profit sharing, 401(k) plans) for their employees. Retirement plans established in accordance with IRC Section 401 may permit the purchase of annuity contracts to provide benefits under the plan. A retirement plan qualified under Section 401 may be funded with employer contributions, employee contributions, or a combination of both. Contributions and earnings are not included in the Contract Owner’s income until distributed with the exception of designated Roth contributions and after-tax contributions. Distributions are generally not allowed prior to retirement and You should consult Your employer’s plan for additional information. 401 Contract accumulations may be eligible for a tax-free rollover to an eligible retirement plan. 401 Contracts are subject to the required minimum distribution rules.
Federal Estate Taxes
While no attempt is being made to discuss the federal estate tax implications of the Contract, purchasers of annuity contracts should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent may be included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor and/or a tax advisor for more information.
Gift and Generation-skipping Transfer Tax
The Gift and Generation-skipping Transfer Tax may apply when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. In addition, regulations issued under the IRC may require Us to deduct the tax from Your Contract, or from any applicable payment, and pay it directly to the Internal Revenue Service. Consult a tax advisor for more information.
Annuity Purchases by Nonresident Aliens and Foreign Corporations
The discussion above provides general information regarding U.S. federal income tax consequences to annuity contract purchasers who/that are U.S. citizens or residents. Annuity contract purchasers who/that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the annuity contract purchaser’s country of citizenship or residence. Prospective annuity contract purchasers are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.
Possible Tax Law Changes
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation, regulation, or otherwise. Consult a tax advisor with respect to legislative or regulatory developments and their effect on the Contract.
We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.
Other Information
Distribution of the Contract—The Contracts were offered and sold by HMLIC through its licensed life insurance sales personnel who were also registered representatives of HM Investors. In addition, the Contracts may have been offered and sold through independent agents and other broker-dealers. HMLIC has entered into a distribution agreement with its affiliate, HM Investors, principal underwriter of the Separate Account. HM Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker-dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of FINRA and is a wholly-owned subsidiary of Horace Mann Educators Corporation. Sales commissions are paid by HMLIC to HM Investors and other broker-dealers and range from 1.00% to 11.00% of purchase payments received. No specific charge is assessed directly to Contract Owners or to the Separate Account to cover the commissions and endorsement-related payments. We do intend to recover the amount of these commissions and other sales expenses and incentives We pay, however, through the fees and charges collected under the Contract and other corporate revenue.
Association Relationships—HMLIC or an affiliate has relationships with various education associations and school administrator associations. Under these relationships, HMLIC or an affiliate may pay the association for certain special functions, advertising, and similar services, including but not limited to the following:
•	Providing HMLIC or an affiliate with access to and opportunities to market its products to association members;
•	Allowing HMLIC or an affiliate to sponsor and promote scholarship and awards programs;

•	Allowing HMLIC or an affiliate to sponsor and/or attend (and market its products at) association meetings, conferences, or conventions; and
•	Allowing HMLIC or an affiliate to conduct workshops for association members.
Certain education associations endorse various insurance products of HMLIC or an affiliate. Neither HMLIC nor any of its affiliates pays any consideration solely in exchange for product endorsements.
Legal Proceedings — HMLIC, like other life insurance companies, is involved on occasion in lawsuits. Although the outcome of any litigation cannot be predicted with certainty, HMLIC believes that no pending or threatened lawsuits are likely to have a material adverse effect on the Separate Account, on the ability of HM Investors to perform under its principal underwriting agreement, or on HMLIC’s ability to meet its obligations under the Contract.
Registration Statement—A registration statement has been filed with the SEC under the Securities Act of 1933 with respect to the Contract. This prospectus summarizes the material rights granted under and features of the Contract. For a complete statement of the terms thereof, reference is made to these instruments as filed. This prospectus does not contain all information set forth in the registration statement, its amendments and exhibits.
Communications to Contract Owners—To ensure receipt of communications, Contract Owners must notify HMLIC of address changes. Notice of a change in address may be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657. Contract Owners may also provide notice of an address change by sending a telefacsimile (FAX) transmission to (877) 832-3785, or by calling (800) 999-1030 (toll-free) or by accessing HMLIC’s website at horacemann.com and sending a message through the “Message Center” in the “My Account” section.
HMLIC will attempt to locate Contract Owners for whom no current address is on file. In the event HMLIC is unable to locate a Contract Owner, HMLIC may be forced to surrender the value of the Contract to the Contract Owner’s last known state of residence in accordance with the state’s abandoned property laws.
Contract Owner Inquiries —A toll-free number, (800) 999-1030, is available to telephone HMLIC’s Annuity Customer Service Department. Written questions should be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657 or by accessing HMLIC’s website at horacemann.com and sending a message through the “Message Center” in the “My Account” section.
Forms Availability—Specific forms are available from HMLIC to aid the Contract Owner in effecting many transactions allowed under the Contract. These forms may be obtained by calling the Annuity Customer Service Department toll-free at (800) 999-1030 or may be downloaded from Our secure website at horacemann.com.
Investor Information from FINRA—Information about HM Investors and Your agent is available from FINRA at www.finra.org or by calling (800) 289-9999 (toll-free).

Table of Contents for the Statement of Additional Information
A copy of the Statement of Additional Information providing more detailed information about the Separate Account is available, without charge, upon request. The Table of Contents of this Statement of Additional Information follows:
Topic	Page
General Information and History	3
Underwriter	4
Independent Registered Public Accounting Firm	4
Financial Statements	4
To receive, without charge, a copy of the Statement of Additional Information for the Separate Account, please complete the following request form and mail it to the address indicated below, send it by telefacsimile (FAX) transmission to (877) 832-3785 or telephone (800) 999-1030 (toll-free).
Horace Mann Life Insurance Company
P.O. Box 4657
Springfield, Illinois 62708-4657
Please provide free of charge the following information:
______ Statement of Additional Information dated May 1, 2020 for the Separate Account
Please mail the above document to:

(Name)

(Address)

(City/State/Zip)
To receive prospectuses and other annuity-related documents electronically, sign-up for eDelivery. Visit www.horacemann.com to register or log into your account. Your eDelivery preferences can be found on the eCommunications tab in My Profile.
This prospectus and the underlying fund prospectuses are also available online at www.horacemann.com. To access this information click on “Retirement”, the tax type of your annuity and then “Prospectuses Online” in the “Annuity Resources” box.

Appendix A: Condensed Financial Information

The following schedule includes Accumulation Unit Values for the periods indicated. This data has been taken from the Separate Account financial statements. The information should be read in conjunction with the financial statements of the Separate Account and the related notes that are included in the Statement of Additional Information. Check the “Individual Product Information” section for the “M&E Fee” that applies to Your Contract, and then refer to the appropriate table below.
The Separate Account was established in 1965. The following information is taken from the Separate Account financial statements. The financial statements and reports are contained in the Annual Report for the Separate Account and are incorporated herein by reference and may be obtained by calling or writing HMLIC. The Wilshire VIT Global Allocation Fund commenced operations on January 1, 1983. T. Rowe Price Government Money Market Portfolio, Wilshire Variable Insurance Trust 2015 ETF Fund, Wilshire Variable Insurance Trust 2025 ETF Fund, and Wilshire Variable Insurance Trust 2035 ETF Fund, were added to the Separate Account on May 1, 2006. BNY Mellon Investment Portfolios: Small Cap Stock Index Portfolio was added on May 1, 2008. The Calvert VP S&P MidCap 400 Index and Templeton Global Bond VIP Fund were added to the Separate Account on May 1, 2010. The Lord Abbett Series Developing Growth Portfolio was added to the Separate Account on May 1, 2013. The American Funds IS New World Fund, American Funds IS Managed Risk Asset Allocation Fund, American Funds IS Growth Fund and American Funds IS Blue Chip Income and Growth Fund were added to the Separate Account on May 1, 2014. The JPMorgan Small Cap Value, MFS Mid Cap Value Portfolio, Franklin High Income VIP Fund Class 2, Fidelity® VIP Real Estate SC2, Fidelity® VIP Freedom 2015 PortfolioSM SC2, Fidelity® VIP Freedom 2025 PortfolioSM SC2, Fidelity® VIP Freedom 2035 PortfolioSM SC2, Fidelity® VIP Freedom 2045 PortfolioSM SC2, Fidelity® VIP Freedom 2055 PortfolioSM SC2, Fidelity® VIP Freedom 2065 PortfolioSM SC2, Fidelity® VIP FundsManager® 20% SC2, Fidelity® VIP FundsManager® 50% SC2, Fidelity® VIP FundsManager® 60% SC2, Fidelity® VIP FundsManager® 70% SC2, and Fidelity® VIP FundsManager® 85% SC2 were added to the Separate Account on May 1, 2015. The BlackRock High Yield V.I. III Portfolio was added to the Separate Account on May 1,2017. The ClearBridge Variable Small Cap Growth I, MFS VIT II International Growth Service, and Vanguard VIF Global Bond Index were added to the Separate Account on May 1, 2019. The Fidelity VIP Freedom 2055 SC2 and Fidelity VIP Freedom 2065 SC2 were added to the Separate Account on May 1, 2020, therefore no information for these is shown in the table below. All other Underlying Funds not specified above were added to the Separate Account on August 9, 2000.
1.25 M&E
Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
American Funds IS Blue Chip Growth and Income Fund Class 4	12/31/2019	$ 17.38	$ 20.78	866,781
	12/31/2018	19.32	17.38	829,571
	12/31/2017	16.76	19.32	761,944
	12/31/2016	14.32	16.76	574,430
	12/31/2015	14.98	14.32	319,890
	12/31/2014	13.62*	14.98	84,547
American Funds IS Growth Fund	12/31/2019	$118.55	$152.74	174,725
	12/31/2018	120.65	118.55	160,994
	12/31/2017	95.44	120.65	138,646
	12/31/2016	88.47	95.44	107,125
	12/31/2015	84.04	88.47	60,626
	12/31/2014	78.04*	84.04	16,334
American Funds IS Managed Risk Asset Allocation Fund	12/31/2019	$ 13.43	$ 15.65	422,437
	12/31/2018	14.30	13.43	383,142
	12/31/2017	12.61	14.30	349,102
	12/31/2016	11.90	12.61	246,112
	12/31/2015	12.18	11.90	181,084
	12/31/2014	11.93*	12.18	94,681

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
American Funds IS New World Fund	12/31/2019	$ 24.33	$ 30.96	418,837
	12/31/2018	28.74	24.33	400,023
	12/31/2017	22.54	28.74	362,836
	12/31/2016	21.73	22.54	329,067
	12/31/2015	22.77	21.73	82,419
	12/31/2014	24.81*	22.77	22,324
BlackRock High Yield V.I. III	12/31/2019	$ 7.25	$ 8.22	110,639
	12/31/2018	7.56	7.25	58,728
	12/31/2017	7.38*	7.56	35,777
BNY Mellon Small Cap Stock Index Portfolio – Service Shares (formerly Dreyfus)	12/31/2019	$ 30.98	$ 37.39	3,722,870
	12/31/2018	24.46	30.98	3,864,269
	12/31/2017	31.04	24.46	4,076,987
	12/31/2016	24.99	31.04	4,198,715
	12/31/2015	25.91	24.99	238,601
	12/31/2014	24.95	25.91	152,744
	12/31/2013	17.95	24.95	111,060
	12/31/2012	15.70	17.95	60,619
	12/31/2011	15.80	15.70	47,441
	12/31/2010	12.71	15.80	39,366
Calvert VP S&P Mid Cap 400 Index Portfolio	12/31/2019	$122.06	$151.38	1,622,088
	12/31/2018	139.78	122.06	1,711,073
	12/31/2017	122.40	139.78	1,812,265
	12/31/2016	103.29	122.40	1,884,833
	12/31/2015	107.70	103.29	67,674
	12/31/2014	100.05	107.70	38,809
	12/31/2013	76.45	100.05	29,534
	12/31/2012	66.15	76.45	13,690
	12/31/2011	68.65	66.15	7,629
	12/31/2010	63.50*	68.65	1,871
ClearBridge Variable Small Cap Growth I	12/31/2019	$ 28.49*	$ 30.05	12,110
Fidelity ® VIP Freedom 2015 PortfolioSM SC2	12/31/2019	$ 13.64	$ 15.89	92,293
	12/31/2018	14.58	13.64	76,179
	12/31/2017	12.86	14.58	73,662
	12/31/2016	12.34	12.86	40,357
	12/31/2015	12.95*	12.34	15,585
Fidelity ® VP Freedom 2025 PortfolioSM SC2	12/31/2019	$ 14.44	$ 17.33	541,824
	12/31/2018	15.68	14.44	487,403
	12/31/2017	13.51	15.68	444,405
	12/31/2016	12.90	13.51	268,364
	12/31/2015	21.90	12.90	82,107
Fidelity ® VIP Freedom 2035 PortfolioSM SC2	12/31/2019	$ 21.90	$ 27.52	618,148
	12/31/2018	24.51	21.90	529,286
	12/31/2017	20.16	24.51	431,819
	12/31/2016	19.16	20.16	292,134
	12/31/2015	20.44*	19.16	135,920

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Fidelity ® VIP Freedom 2045 PortfolioSM SC2	12/31/2019	$ 20.68	$ 26.19	475,037
	12/31/2018	23.30	20.68	396,113
	12/31/2017	19.13	23.30	310,416
	12/31/2016	18.18	19.13	179,513
	12/31/2015	11.50	18.18	60,078
Fidelity ® VIP FundsManager 20% SC2	12/31/2019	$ 11.50	$ 12.51	274,467
	12/31/2018	11.86	11.50	306,663
	12/31/2017	11.21	11.86	355,913
	12/31/2016	11.05	11.21	339,839
	12/31/2015	11.36*	11.05	20,500
Fidelity ® VIP FundsManager 50% SC2	12/31/2019	$ 12.88	$ 14.97	615,847
	12/31/2018	13.78	12.88	588,429
	12/31/2017	12.22	13.78	599,722
	12/31/2016	11.88	12.22	542,606
	12/31/2015	12.38*	11.88	20,276
Fidelity ® VIP FundsManager 60% SC2	12/31/2019	$ 12.22	$ 14.51	2,609,271
	12/31/2018	13.24	12.22	2,610,588
	12/31/2017	11.48	13.24	2,539,597
	12/31/2016	11.10	11.48	2,327,991
	12/31/2015	11.61*	11.10	224,626
Fidelity ® VIP FundsManager 70% SC2	12/31/2019	$ 13.40	$ 16.21	2,017,621
	12/31/2018	14.70	13.40	1,940,336
	12/31/2017	12.51	14.70	1,806,160
	12/31/2016	12.08	12.51	1,651,114
	12/31/2015	12.68*	12.08	148,561
Fidelity ® VIP FundsManager 85% SC2	12/31/2019	$ 13.52	$ 16.84	1,240,753
	12/31/2018	15.06	13.52	1,164,789
	12/31/2017	12.40	15.06	1,069,933
	12/31/2016	11.90	12.40	904,565
	12/31/2015	12.57*	11.90	90,415
Fidelity ® VIP Index 500 Portfolio SC2	12/31/2019	$304.33	$393.84	1,334,220
	12/31/2018	323.48	304.33	1,404,988
	12/31/2017	269.76	323.48	1,479,703
	12/31/2016	244.76	269.76	1,530,551
	12/31/2015	245.18	244.76	420,315
	12/31/2014	219.12	245.18	408,920
	12/31/2013	168.15	219.12	406,436
	12/31/2012	147.21	168.15	401,405
	12/31/2011	146.39	147.21	411,762
	12/31/2010	129.13	146.39	418,636

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Fidelity ® VIP Investment Grade Bond Portfolio SC2	12/31/2019	$ 21.63	$ 23.37	1,402,303
	12/31/2018	22.08	21.63	1,420,337
	12/31/2017	21.50	22.08	1,434,217
	12/31/2016	20.83	21.50	1,343,431
	12/31/2015	21.28	20.83	1,321,951
	12/31/2014	20.40	21.28	1,262,579
	12/31/2013	21.08	20.40	1,265,188
	12/31/2012	20.21	21.08	1,240,859
	12/31/2011	19.11	20.21	1,202,724
	12/31/2010	17.99	19.11	1,205,363
Fidelity ® VIP Overseas Portfolio SC2	12/31/2019	$ 27.20	$ 34.25	1,849,366
	12/31/2018	32.43	27.20	1,908,726
	12/31/2017	25.26	32.43	1,917,665
	12/31/2016	27.00	25.26	1,939,864
	12/31/2015	26.46	27.00	1,899,799
	12/31/2014	29.22	26.46	1,873,166
	12/31/2013	22.72	29.22	1,789,436
	12/31/2012	19.11	22.72	1,757,816
	12/31/2011	23.40	19.11	1,734,674
	12/31/2010	20.99	23.40	1,660,609
Fidelity ® VIP Real Estate SC2	12/31/2019	$ 19.61	$ 23.81	766,410
	12/31/2018	21.23	19.61	779,254
	12/31/2017	20.71	21.23	767,550
	12/31/2016	19.88	20.71	723,340
	12/31/2015	19.45*	19.88	42,993
JPMorgan Insurance Trust U.S. Equity Portfolio	12/31/2019	$ 32.32	$ 42.06	891,206
	12/31/2018	34.88	32.32	921,779
	12/31/2017	28.87	34.88	955,114
	12/31/2016	26.35	28.87	966,155
	12/31/2015	26.45	26.35	974,651
	12/31/2014	23.51	26.45	936,395
	12/31/2013	17.47	23.51	985,859
	12/31/2012	15.03	17.47	1,049,270
	12/31/2011	15.51	15.03	1,127,274
	12/31/2010	13.82	15.51	1,178,422
JPMorgan Small Cap Value Fund(1)	12/31/2019	$ 26.76	$ 31.41	73,977
	12/31/2018	31.62	26.76	71,753
	12/31/2017	31.11	31.62	58,284
	12/31/2016	24.25	31.11	35,038
	12/31/2015	26.64*	24.25	15,233

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Lord Abbett Series Fund Developing Growth Portfolio	12/31/2019	$ 30.32	$ 39.46	174,322
	12/31/2018	29.27	30.32	175,270
	12/31/2017	22.81	29.27	145,357
	12/31/2016	23.71	22.81	115,297
	12/31/2015	26.16	23.71	88,954
	12/31/2014	25.54	26.16	37,906
	12/31/2013	18.17*	25.54	18,394
MFS VIT II International Growth Service	12/31/2019	$ 14.68*	$ 15.95	29,777
MFS VIT III Mid Cap Value Portfolio, Service Class	12/31/2019	$ 10.52	$ 13.58	278,561
	12/31/2018	12.05	10.52	260,566
	12/31/2017	10.76	12.05	246,389
	12/31/2016	9.41	10.76	171,370
	12/31/2015	10.14*	9.41	53,993
T. Rowe Price Government Money Portfolio	12/31/2019	$ 0.97	$ 0.98	15,454,300
	12/31/2018	0.97	0.97	15,853,757
	12/31/2017	0.98	0.97	16,101,642
	12/31/2016	0.99	0.98	5,919,496
	12/31/2015	1.01	0.99	5,933,694
	12/31/2014	1.02	1.01	5,839,342
	12/31/2013	1.03	1.02	6,140,883
	12/31/2012	1.04	1.03	7,076,553
	12/31/2011	1.06	1.04	6,854,771
	12/31/2010	1.07	1.06	4,783,922
Templeton Global Bond VIP Funds - Class 4	12/31/2019	$ 21.67	$ 21.80	195,786
	12/31/2018	21.54	21.67	195,130
	12/31/2017	21.43	21.54	195,098
	12/31/2016	21.09	21.43	184,128
	12/31/2015	22.34	21.09	170,846
	12/31/2014	22.24	22.34	145,278
	12/31/2013	22.18	22.24	125,335
	12/31/2012	19.53	22.18	85,082
	12/31/2011	19.96	19.53	57,628
	12/31/2010	19.18*	19.96	28,377
Wells Fargo VT Discovery FundSM	12/31/2019	$ 39.09	$ 53.68	673,639
	12/31/2018	42.60	39.09	681,752
	12/31/2017	33.40	42.60	702,867
	12/31/2016	31.41	33.40	709,795
	12/31/2015	32.28	31.41	715,253
	12/31/2014	32.57	32.28	683,248
	12/31/2013	22.92	32.57	681,544
	12/31/2012	19.71	22.92	674,385
	12/31/2011	19.86	19.71	699,217
	12/31/2010	14.83	19.86	686,581
Vanguard VIF Global Bond Index	12/31/2019	$ 20.35*	$ 21.24	27,827

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Wilshire VIT Global Allocation Fund	12/31/2019	$ 29.26	$ 34.23	13,956,378
	12/31/2018	31.97	29.26	15,145,242
	12/31/2017	28.10	31.97	12,168,847
	12/31/2016	26.94	28.10	13,197,643
	12/31/2015	27.28	26.94	14,568,048
	12/31/2014	27.02	27.28	15,901,396
	12/31/2013	23.12	27.02	5,503,321
	12/31/2012	20.88	23.12	6,051,844
	12/31/2011	21.27	20.88	6,829,381
	12/31/2010	19.41	21.27	7,536,507
.95 M&E
Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
American Funds IS Blue Chip Growth and Income Fund Class 4	12/31/2019	$ 17.63	$ 21.14	303,563
	12/31/2018	19.54	17.63	299,140
	12/31/2017	16.91	19.54	301,939
	12/31/2016	14.40	16.91	243,725
	12/31/2015	15.02	14.40	134,399
	12/31/2014	13.62*	15.02	23,785
American Funds IS Growth Fund	12/31/2019	$120.31	$155.46	45,683
	12/31/2018	122.07	120.31	44,867
	12/31/2017	96.28	122.07	45,852
	12/31/2016	88.99	96.28	37,930
	12/31/2015	84.28	88.99	25,116
	12/31/2014	78.04*	84.28	5,795
American Funds IS Managed Risk Asset Allocation Fund	12/31/2019	$ 13.62	$ 15.91	136,672
	12/31/2018	14.45	13.62	139,936
	12/31/2017	12.71	14.45	136,804
	12/31/2016	11.96	12.71	91,767
	12/31/2015	12.20	11.96	57,786
	12/31/2014	11.93*	12.20	11,700
American Funds IS New World Fund	12/31/2019	$ 24.69	$ 31.51	82,185
	12/31/2018	29.07	24.69	89,820
	12/31/2017	22.74	29.07	89,172
	12/31/2016	21.85	22.74	83,038
	12/31/2015	22.83	21.85	27,582
	12/31/2014	24.81*	22.83	7,306
BlackRock High Yield V.I. III	12/31/2019	$ 7.28	$ 8.29	18,925
	12/31/2018	7.57	7.28	7,699
	12/31/2017	7.38*	7.57	3,817

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
BNY Mellon: Small Cap Stock Index Portfolio – Service Shares (formerly Dreyfus)	12/31/2019	$ 31.89	$ 38.61	260,025
	12/31/2018	35.37	31.89	279,873
	12/31/2017	31.77	35.37	301,373
	12/31/2016	25.50	31.77	302,462
	12/31/2015	26.36	25.50	60,429
	12/31/2014	25.31	26.36	36,753
	12/31/2013	18.15	25.31	31,277
	12/31/2012	15.83	18.15	17,361
	12/31/2011	15.89	15.83	11,670
	12/31/2010	12.74	15.89	7,528
Calvert VP S&P Mid Cap 400 Index Portfolio	12/31/2019	$125.66	$156.31	93,331
	12/31/2018	143.47	125.66	98,243
	12/31/2017	125.26	143.47	106,725
	12/31/2016	105.39	125.26	111,494
	12/31/2015	109.57	105.39	14,750
	12/31/2014	101.48	109.57	8,144
	12/31/2013	77.32	101.48	5,361
	12/31/2012	66.70	77.32	2,305
	12/31/2011	69.03	66.70	671
	12/31/2010	63.50*	69.03	427
ClearBridge Variable Small Cap Growth I	12/31/2019	$ 28.49*	$ 30.14	506
Fidelity ® VIP Freedom 2015 PortfolioSM SC2	12/31/2019	$ 13.81	$ 16.14	28,996
	12/31/2018	14.72	13.81	20,693
	12/31/2017	12.95	14.72	21,709
	12/31/2016	12.38	12.95	16,907
	12/31/2015	12.95*	12.38	3,296
Fidelity ® VP Freedom 2025 PortfolioSM SC2	12/31/2019	$ 14.60	$ 17.58	104,279
	12/31/2018	15.82	14.60	116,933
	12/31/2017	13.58	15.82	136,315
	12/31/2016	12.93	13.58	121,037
	12/31/2015	13.63*	12.93	77,652
Fidelity ® VIP Freedom 2035 PortfolioSM SC2	12/31/2019	$ 22.14	$ 27.89	93,060
	12/31/2018	24.70	22.14	92,636
	12/31/2017	20.26	24.70	97,431
	12/31/2016	19.20	20.26	100,245
	12/31/2015	20.44*	19.20	44,394
Fidelity ® VIP Freedom 2045 PortfolioSM SC2	12/31/2019	$ 20.92	$ 26.58	47,578
	12/31/2018	23.50	20.92	50,736
	12/31/2017	19.24	23.50	49,745
	12/31/2016	18.23	19.24	37,148
	12/31/2015	19.39*	18.23	15,888
Fidelity ® VIP FundsManager 20% SC2	12/31/2019	$ 11.62	$ 12.68	125,906
	12/31/2018	11.95	11.62	117,549
	12/31/2017	11.25	11.95	115,211
	12/31/2016	11.06	11.25	106,343
	12/31/2015	11.36*	11.06	3,333

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Fidelity ® VIP FundsManager 50% SC2	12/31/2019	$ 13.03	$ 15.20	142,298
	12/31/2018	13.90	13.03	208,221
	12/31/2017	12.28	13.90	229,527
	12/31/2016	11.91	12.28	215,446
	12/31/2015	12.38*	11.91	55,081
Fidelity ® VIP FundsManager 60% SC2	12/31/2019	$ 12.36	$ 14.72	446,493
	12/31/2018	13.35	12.36	467,700
	12/31/2017	11.54	13.35	482,679
	12/31/2016	11.13	11.54	431,455
	12/31/2015	11.61*	11.13	32,756
Fidelity ® VIP FundsManager 70% SC2	12/31/2019	$ 13.55	$ 16.44	366,758
	12/31/2018	14.82	13.55	436,145
	12/31/2017	12.58	14.82	453,251
	12/31/2016	12.11	12.58	414,118
	12/31/2015	12.68*	12.11	48,866
Fidelity ® VIP FundsManager 85% SC2	12/31/2019	$ 13.66	$ 17.07	165,809
	12/31/2018	15.17	13.66	166,393
	12/31/2017	12.46	15.17	197,699
	12/31/2016	11.93	12.46	179,547
	12/31/2015	12.57*	11.93	44,725
Fidelity ® VIP Index 500 Portfolio SC2	12/31/2019	$311.34	$404.10	91,426
	12/31/2018	329.93	311.34	97,442
	12/31/2017	274.33	329.93	107,601
	12/31/2016	248.17	274.33	108,778
	12/31/2015	247.85	248.17	35,969
	12/31/2014	220.85	247.85	31,199
	12/31/2013	168.98	220.85	29,792
	12/31/2012	147.50	168.98	28,985
	12/31/2011	146.26	147.50	27,959
	12/31/2010	128.64	146.26	30,258
Fidelity ® VIP Investment Grade Bond Portfolio SC2	12/31/2019	$ 22.76	$ 24.66	208,968
	12/31/2018	23.16	22.76	208,134
	12/31/2017	22.48	23.16	229,400
	12/31/2016	21.72	22.48	209,156
	12/31/2015	22.12	21.72	189,591
	12/31/2014	21.14	22.12	163,652
	12/31/2013	21.79	21.14	148,629
	12/31/2012	20.83	21.79	160,590
	12/31/2011	19.64	20.83	137,995
	12/31/2010	18.43	19.64	149,626

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Fidelity ® VIP Overseas Portfolio SC2	12/31/2019	$ 28.72	$ 36.27	150,231
	12/31/2018	34.14	28.72	164,475
	12/31/2017	26.51	34.14	177,616
	12/31/2016	28.25	26.51	185,886
	12/31/2015	27.61	28.25	172,289
	12/31/2014	30.39	27.61	160,183
	12/31/2013	23.57	30.39	151,596
	12/31/2012	19.76	23.57	153,710
	12/31/2011	24.13	19.76	158,239
	12/31/2010	21.58	24.13	153,363
Fidelity ® VIP Real Estate SC2	12/31/2019	$ 19.82	$ 24.14	119,364
	12/31/2018	21.39	19.82	131,910
	12/31/2017	20.81	21.39	145,245
	12/31/2016	19.92	20.81	141,361
	12/31/2015	19.45*	19.92	23,111
JPMorgan Insurance Trust U.S. Equity Portfolio	12/31/2019	$ 33.25	$ 43.40	76,170
	12/31/2018	35.78	33.25	79,090
	12/31/2017	29.52	35.78	77,721
	12/31/2016	26.86	29.52	69,422
	12/31/2015	26.89	26.86	51,150
	12/31/2014	23.83	26.89	23,056
	12/31/2013	17.66	23.83	20,024
	12/31/2012	15.15	17.66	34,925
	12/31/2011	15.58	15.15	42,724
	12/31/2010	13.84	15.58	55,017
JPMorgan Small Cap Value Fund(1)	12/31/2019	$ 27.07	$ 31.87	16,718
	12/31/2018	31.89	27.07	18,047
	12/31/2017	31.28	31.89	20,204
	12/31/2016	24.31	31.28	14,458
	12/31/2015	26.64*	24.31	5,111
Lord Abbett Series Fund Developing Growth Portfolio	12/31/2019	$ 30.86	$ 40.28	38,716
	12/31/2018	29.70	30.86	41,849
	12/31/2017	23.08	29.70	42,120
	12/31/2016	23.92	23.08	34,311
	12/31/2015	26.31	23.92	27,148
	12/31/2014	25.61	26.31	11,708
	12/31/2013	18.17*	25.61	4,932
MFS VIT II International Growth Service	12/31/2019	$ 14.68*	$ 16.00	632
MFS VIT III Mid Cap Value Portfolio, Service Class	12/31/2019	$ 10.63	$ 13.77	76,063
	12/31/2018	12.15	10.63	80,134
	12/31/2017	10.81	12.15	89,702
	12/31/2016	9.43	10.81	54,125
	12/31/2015	10.14*	9.43	19,735

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
T. Rowe Price Government Money Portfolio	12/31/2019	$ 1.01	$ 1.02	1,561,020
	12/31/2018	1.00	1.01	1,992,940
	12/31/2017	1.01	1.00	2,536,956
	12/31/2016	1.02	1.01	1,245,009
	12/31/2015	1.03	1.02	579,003
	12/31/2014	1.04	1.03	625,470
	12/31/2013	1.05	1.04	535,174
	12/31/2012	1.06	1.05	608,424
	12/31/2011	1.07	1.06	720,996
	12/31/2010	1.08	1.07	672,661
Templeton Global VIP Bond Fund - Class 4	12/31/2019	$ 22.28	$ 22.47	48,137
	12/31/2018	22.07	22.28	52,615
	12/31/2017	21.89	22.07	58,276
	12/31/2016	21.49	21.89	46,854
	12/31/2015	22.69	21.49	54,527
	12/31/2014	22.52	22.69	38,502
	12/31/2013	22.39	22.52	22,602
	12/31/2012	19.66	22.39	12,275
	12/31/2011	20.02	19.66	3,875
	12/31/2010	19.18*	20.03	3,293
Wells Fargo VT Discovery FundSM	12/31/2019	$ 40.70	$ 56.06	74,943
	12/31/2018	44.22	40.70	79,946
	12/31/2017	34.56	44.22	80,694
	12/31/2016	32.41	34.56	75,785
	12/31/2015	33.21	32.41	81,834
	12/31/2014	33.40	33.21	64,099
	12/31/2013	23.44	33.40	61,034
	12/31/2012	20.10	23.44	45,880
	12/31/2011	20.20	20.10	39,736
	12/31/2010	15.04	20.20	36,921
Vanguard VIF Global Bond Index	12/31/2019	$ 20.35*	$ 21.29	2,016
Wilshire VIT Global Allocation Fund	12/31/2019	$ 30.90	$ 36.25	350,341
	12/31/2018	33.65	30.90	395,428
	12/31/2017	29.50	33.65	164,855
	12/31/2016	28.19	29.50	182,637
	12/31/2015	28.46	28.19	212,473
	12/31/2014	28.11	28.46	246,737
	12/31/2013	23.98	28.11	64,490
	12/31/2012	21.59	23.98	69,423
	12/31/2011	21.93	21.59	82,747
	12/31/2010	17.05	21.93	77,853
*	Inception price on date Underlying Fund was added to the Separate Account.
(1)	This Subaccount is not available as an investment option in Non-Qualified Contracts.
(2)	On and after May 1, 2019, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccounts.
However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts:
Fidelity VIP Overseas Portfolio SC2
Lord Abbett Developing Growth Portfolio
Templeton Global Bond Securities Fund Class 4

Variable Solutions Individual Flexible Premium Deferred Variable Annuity Contract funded through Horace Mann Life Insurance Company Separate Account of Horace Mann Life Insurance Company
May 1, 2020
This prospectus describes an individual flexible premium deferred variable annuity contract issued by Horace Mann Life Insurance Company (“HMLIC”). Certain of these Contracts may have been issued in connection with retirement plans or arrangements which may qualify for special tax treatment under the Internal Revenue Code of 1986 as amended (“IRC”). These Contracts are no longer sold by HMLIC. The investment choices under the Contracts are a fixed account that credits a specified guaranteed interest rate, and the HMLIC Separate Account. Amounts allocated or transferred to the HMLIC Separate Account as directed by a Contract Owner are invested in one or more of the Subaccounts (sometimes referred to as variable investment options). Each Subaccount purchases shares in a corresponding Underlying Fund. The Underlying Funds are:
Lifecycle/Target Date Funds
Fidelity® VIP Freedom 2015 Portfolio℠ SC2
Fidelity® VIP Freedom 2025 Portfolio℠ SC2
Fidelity® VIP Freedom 2035 Portfolio℠ SC2
Fidelity® VIP Freedom 2045 Portfolio℠ SC2
Fidelity® VIP Freedom 2055 Portfolio℠ SC2
Fidelity® VIP Freedom 2065 Portfolio℠ SC2
Asset Allocation Funds
Fidelity® VIP FundsManager® 20% SC2
Fidelity® VIP FundsManager® 50% SC2
Fidelity® VIP FundsManager® 60% SC2
Fidelity® VIP FundsManager® 70% SC2
Fidelity® VIP FundsManager® 85% SC2
Large Company Stock Funds
Large Value
American Funds IS Blue Chip Income and Growth Fund Class 4
Large Blend
Fidelity® VIP Index 500 Portfolio SC 2
JPMorgan Insurance Trust U.S. Equity Portfolio
Large Growth
American Funds IS Growth Fund Class 4
Mid-Size Company Stock Funds
Mid Value
MFS VIT III Mid Cap Value Portfolio, Service Class
Mid Blend
Calvert VP S&P Mid Cap 400 Index
Mid Growth
Wells Fargo VT Discovery FundSM
Small Company Stock Funds
Small Value
JPMorgan Small Cap Value Fund(1)
Small Blend
BNY Mellon Investment Portfolios: Small Cap Stock Index Portfolio—Service Shares
Small Growth
Lord Abbett Series Fund - Developing Growth Portfolio(2)
Clearbridge Varible Small Cap Growth I
International Stock Funds
Developed Markets
Fidelity® VIP Overseas Portfolio SC 2(2)
MFS VIT II International Growth Portfolio, Service Class
Emerging Markets
American Funds IS New World Fund Class 4
Real Estate
Fidelity® VIP Real Estate SC 2
Bond Funds
Corporate Bond
Fidelity® VIP Investment Grade Bond Portfolio SC 2
Global Bond
Templeton Global Bond VIP Fund—Class 4(2)
Vanguard® VIF Global bond Index
High Yield Bond
BlackRock High Yield V.I. III
Balanced Funds
American Funds IS Managed Risk Asset Allocation Fund P2
Wilshire VIT Global Allocation Fund
Money Market
T. Rowe Price Government Money Portfolio

(1)	This Subaccount is not available as an investment option in Non-Qualified Contracts.
(2)	On and after May 1, 2019, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts:
Fidelity ® VIP Overseas Portfolio SC2 Lord Abbett Series Fund - Developing Growth Portfolio Templeton Global Bond VIP Fund Class 4
Trademarks used in this document are owned by and used with the permission of the appropriate company.
This prospectus sets forth the information an investor should know before purchasing or making additional premium payments to a Contract and should be kept for future reference. Additional information about the HMLIC Separate Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated May 1, 2020. The Statement of Additional Information is incorporated by reference and is available upon request, without charge. You may obtain the Statement of Additional Information by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785 or by telephoning (800) 999-1030 (toll free). The table of contents of the Statement of Additional Information appears at the end of this prospectus.

The Securities and Exchange Commission maintains a website (www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information that the HMLIC Separate Account files electronically with the Securities and Exchange Commission.
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
THE ANNUITIES OFFERED BY HMLIC ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. THEY ARE NOT DEPOSITS OF, OBLIGATIONS OF, OR GUARANTEED BY ANY BANK. THEY INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
The date of this prospectus is May 1, 2020.
2

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Definitions

Accumulation Unit: A unit of measurement used to determine the value of a Contract Owner’s interest in a Subaccount before Annuity Payments begin.
Accumulation Unit Value: The value of an Accumulation Unit on any Valuation Date.
Annuitant: The natural person whose life determines the Annuity Payments made under the Contract.
Annuitized Value: The amount applied to purchase Annuity Payments. It is equal to the Total Accumulation Value on the Annuity Date, less any applicable premium tax and applicable Withdrawal Charge.
Annuity Date: The date Annuity Payments begin. The individual Contract offered by this prospectus describes the criteria for determining Annuity Dates.
In addition, Qualified Contracts often have certain limitations upon election of an Annuity Date. Generally, distributions under Qualified Contracts (except Roth IRAs) must begin by April 1 following the calendar year in which the Contract Owner reaches age 72. See “Tax Consequences— Required Minimum Distributions.”
Annuity Payments: A series of payments beginning on the Annuity Date.
Annuity Period: The period during which Annuity Payments are made.
Annuity Unit: A unit of measurement used in determining the amount of a Variable Annuity Payment during the Annuity Period.
Annuity Unit Value: The value of an Annuity Unit on any Valuation Date.
Contract: The individual flexible premium deferred variable annuity contract this prospectus offers.
Contract Owner (You, Your): The individual or entity to whom the Contract is issued.
Contract Year: A year measured from the date a Contract was issued to an individual Contract Owner and each anniversary of that date.
FINRA: The Financial Industry Regulatory Authority was created in July 2007 through the consolidation of National Association of Securities Dealers (NASD) and the member regulation, enforcement and arbitration functions of the New York Stock Exchange (NYSE).
Fixed Annuity Payments: Annuity Payments that do not participate in the investment experience of any Subaccount.
Fixed Cash Value: The dollar value of the fixed account under the Contract prior to the time Annuity Payments begin.
HMLIC, We, Us, Our: Horace Mann Life Insurance Company.
Home Office: The mailing address and telephone number of Our Home Office are: P.O. Box 4657, Springfield, Illinois 62708-4657; (800) 999-1030. Our street address is 1 Horace Mann Plaza, Springfield, Illinois 62715-0001.
Mutual Fund(s): Open-end management investment companies. These companies are generally registered under the Investment Company Act of 1940.
Net Premium: The balance of each premium payment received by HMLIC after deducting any applicable premium taxes.
Non-Qualified Contract: A Contract that is not issued under an employer sponsored retirement plan or individual retirement account.
Qualified Contract: The term “Qualified Contract” in this prospectus will be used to describe the following Contracts: Internal Revenue Code (“IRC”) Section 403(b) tax sheltered annuity (“403(b) Contract”); IRC Section 408 individual retirement annuity (“traditional IRA Contract”); IRC Section 408A Roth individual retirement annuity (“Roth IRA Contract”); IRC Section 408(p) Savings Incentive Match Plan for Employees of small employers individual retirement annuity (“SIMPLE Contract”); IRC Section 408(k) simplified employee pension (“SEP Contract”); IRC Section 457(b) eligible governmental deferred compensation plan annuity (“457(b) Contract”); and IRC 401 qualified annuity (“401 Contract”).
Qualified Retirement Plan: Employer retirement plans established under IRC Sections 401(a) or 403(b) or 457(b) and individual retirement arrangements under IRC section 408 or 408A.
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Required Minimum Distribution: The amount required to be withdrawn from Your Contract after You reach age 72 or upon Your death. “See Tax Consequences – Required Minimum Distributions”.
Separate Account: The Horace Mann Life Insurance Company Separate Account, a segregated variable investment account consisting of Subaccounts each of which invests in a corresponding Underlying Fund. The Separate Account was established by HMLIC under Illinois law and is registered as a unit investment trust under the Investment Company Act of 1940.
Subaccount: A division of the Separate Account that invests in shares of the corresponding Underlying Fund. Certain Subaccounts are not available for investment under Non-Qualified Contracts.
Total Accumulation Value: The sum of the Fixed Cash Value and the Variable Cash Value before Annuity Payments begin.
Underlying Funds: All Mutual Funds listed in this document that are available for investment by the Separate Account.
Valuation Date: Any day on which the NYSE is open for trading and on which the net asset value of each share of the Underlying Funds is determined. The Valuation Date ends at 3:00 p.m. Central Time, or the close of the NYSE, if earlier. We deem receipt of any Net Premium or transaction request to occur on a particular Valuation Date if We receive the Net Premium or request (in either case, with all required information and documentation) at Our Home Office before 3:00 p.m. Central Time, or the close of the NYSE, if earlier, on that day. If received at or after 3:00 p.m. Central Time, or the close of the NYSE, if earlier, We deem receipt to occur on the following Valuation Date.
Valuation Period: The period from the end of a Valuation Date to the end of the next Valuation Date, excluding the day the period begins and including the day it ends.
Variable Annuity Payments: Annuity Payments that participate in the investment experience of one or more Subaccounts.
Variable Cash Value: The dollar value of the Separate Account investment options under the Contract before Annuity Payments begin.
Withdrawal Charge: (a contingent deferred sales charge) An amount kept by HMLIC if a withdrawal is made, if the Contract is surrendered or upon certain annuitizations. The charge is intended to compensate HMLIC for the cost of selling the Contract.
Summary

This summary is intended to provide a brief overview of the more significant aspects of the Contract. More detailed information about the material rights and features under the Contract can be found elsewhere in this prospectus and in the Separate Account Statement of Additional Information. This prospectus discloses all material features and benefits of the Contract. This prospectus is intended to serve as a disclosure document that focuses on the variable portion of the Contract only. For information regarding the fixed portion, refer to the Contract.
Detailed information about the Underlying Funds is contained in each Underlying Fund’s prospectus and in each Underlying Fund Statement of Additional Information.
The expenses for the Underlying Funds, including advisory and management fees, are found in each Underlying Fund’s prospectus.
To determine the Contract You own, look in the bottom left-hand corner of Your Contract for the form number. This prospectus applies to all HMLIC Contracts with a form number of IC-447 immediately followed by any combination of 3 letters and/or numbers.
What is the “Separate Account?”
The Separate Account segregates assets dedicated to the variable portion of the Contract offered herein. The Separate Account is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 (“1940 Act”) as a unit investment trust. The Separate Account consists of Subaccounts, each investing in shares of a corresponding Underlying Fund.
Who may Purchase the Contract offered by this prospectus?
This product is no longer offered for sale. The Contract is designed for individuals seeking long-term, tax-deferred accumulation of funds. Purchasing the Contract as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the Qualified Retirement Plan. Therefore, the individual should have reasons other than tax deferral to purchase this product.
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The Contract was offered and sold by HMLIC through its licensed life insurance sales personnel. These insurance sales personnel are registered representatives of Horace Mann Investors, Inc. (“HM Investors”). In addition, the Contract was offered and sold through independent agents and other broker-dealers. HM Investors is a broker-dealer registered under the Securities and Exchange Act of 1934. HMLIC has entered into a distribution agreement with HM Investors. HM Investors is a member of FINRA.
What are my investment choices?
You may have money allocated to or invested in up to 24 investment options (including the fixed account) at any one time. Certain Subaccounts are not available for investment under Non-Qualified Contracts.
(a) The Separate Account
Includes Subaccounts each of which invests in one of the following Underlying Funds:
Lifecycle/Target Date Funds
Fidelity® VIP Freedom 2015 Portfolio℠ SC2
Fidelity® VIP Freedom 2025 Portfolio℠ SC2
Fidelity® VIP Freedom 2035 Portfolio℠ SC2
Fidelity® VIP Freedom 2045 Portfolio℠ SC2
Fidelity® VIP Freedom 2055 Portfolio℠ SC2
Fidelity® VIP Freedom 2065 Portfolio℠ SC2
Asset Allocation Funds
Fidelity® VIP FundsManager 20%® SC2
Fidelity® VIP FundsManager 50%® SC2
Fidelity® VIP FundsManager 60%® SC2
Fidelity® VIP FundsManager 70%® SC2
Fidelity® VIP FundsManager 85%® SC2
Large Company Stock Funds
Large Value
American Funds IS Blue Chip Income and Growth Fund Class 4
Large Blend
Fidelity® VIP Index 500 Portfolio SC 2
JPMorgan Insurance Trust U.S. Equity Portfolio
Large Growth
American Funds IS Growth Fund Class 4
Mid-Size Company Stock Funds
Mid Value
MFS VIT III Mid Cap Value Portfolio, Service Class
Mid Blend
Calvert VP S&P Mid Cap 400 Index
Mid Growth
Wells Fargo VT Discovery FundSM
Small Company Stock Funds
Small Value
JPMorgan Small Cap Value Fund(1)
Small Blend
BNY Mellon Investment Portfolios: Small Cap Stock Index Portfolio—Service Shares
Small Growth
Lord Abbett Series Fund - Developing Growth Portfolio(2)
Clearbridge Variable Small Cap Grwoth I
International Stock Funds
Developed Markets
Fidelity® VIP Overseas Portfolio SC 2(2)
MFS VIT II International Growth Portfolio, Service Class
Emerging Markets
American Funds IS New World Fund Class 4
Real Estate
Fidelity® VIP Real Estate SC2
Bond Funds
Corporate Bond
Fidelity® VIP Investment Grade Bond Portfolio SC 2
Global Bond
Templeton Global Bond VIP Fund—Class 4(2)
Vanguard VIF Global Bond Index
High Yield Bond
BlackRock High Yield V.I. III
Balanced Funds
American Funds IS Managed Risk Asset Allocation Fund P2
Wilshire VIT Global Allocation Fund
Money Market
T. Rowe Price Government Money Portfolio

(1)	This Subaccount is not available as an investment option in Non-Qualified Contracts.
(2)	On or after May 1, 2019, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts:
Fidelity® VIP Overseas Portfolio SC2
Lord Abbett Series Fund - Developing Growth Portfolio
Templeton Global Bond VIP Fund – Class 4
(b) The Fixed Account — You also may direct Your premium payments (or transfer any of Your Total Accumulation Value) to the Fixed Account and receive a guaranteed minimum interest rate of no less than 1.5%. (See the Contract.) The fixed account is part of HMLIC’s general account and is subject to HMLIC’s financial strength and claims paying ability.
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When can I transfer between accounts?
At any time before the Contract’s Annuity Date, You may transfer amounts from one Subaccount to another, and to and from the fixed account of the Contract, subject to certain restrictions. The dollar cost averaging program allows You to preschedule a series of transfers between investment options to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar cost averaging program. The dollar cost averaging program is only available before the Annuity Date. For complete details see “The Contract—Transactions—Transfers.”
May I withdraw all or part of the Contract value before the Annuity Date?
Unless restricted by the IRC, or the terms of any employer plan under which Qualified Contracts are issued (if applicable), a Contract Owner may at any time before the Annuity Date surrender his or her Contract in whole or withdraw in part for cash. In any Contract Year, You may withdraw a portion of Your Total Accumulation Value without a surrender charge. Each surrender or partial withdrawal from the Variable Cash Value is processed on the basis of the value of an Accumulation Unit of the Subaccount(s) from which the value is being surrendered or withdrawn. Surrenders and withdrawals may be subject to Withdrawal Charges as described in “Deductions and Expenses—Withdrawal Charges.” You may have to pay federal income taxes and an additional tax (penalty tax) if You surrender or make a withdrawal from Your Contract. For information specific to a withdrawal of the Fixed Cash Value, see Your Contract.
The IRC provides an additional tax (penalty tax) for early distributions under annuity contracts and various retirement plans. Values may not be withdrawn from Qualified Contracts (other than traditional IRAs and Roth IRAs), except under certain circumstances. See “Tax Consequences.”
What are the charges or deductions?
The Contract may be subject to deductions for applicable state or local government premium taxes. Premium taxes presently range from 0% to 3.5%.
We deduct a M&E Fee from the Separate Account. The M&E Fee is computed on a daily basis and will not exceed an annual rate of 1.25% of the daily net assets of the Separate Account.
A fixed annual maintenance fee that may not exceed $25 is assessed against the Contract on each anniversary, unless the Contract value equals or exceeds $10,000, in which case such charge is waived. If the Contract Owner has multiple deferred annuity contracts or certificates with Us, We will combine the values of all such contracts/certificates to determine whether the $10,000 value has been met. We sometimes use multiple Contract numbers, with the same first nine digits in the numbers, to segregate multiple sources of funds for a Contract Owner, such as employee versus employer. In these situations, We will deduct only one annual maintenance fee per year for those multiple Contract numbers.
We do not assess a sales expense charge on premium payments, but do assess a decreasing Withdrawal Charge against surrenders, withdrawals and certain annuitizations. The charge is deducted from the Contract Owner’s value in the Subaccount(s) from which the withdrawal is made. See “The Contract—Transactions—Surrender or Withdrawal Before Commencement of Annuity Period.”
What are the federal income tax consequences of investing in this Contract?
Premium payments made on a pre-tax basis through salary reduction (other than amounts designated as Roth contributions), employer amounts, or deductible amounts in the case of traditional IRAs are not subject to current income taxes at the time they are made. Earnings are also not subject to income taxes as they accumulate within the annuity Contract. Except for qualified distributions from Roth type of accounts or after-tax premium payments, Distributions will be subject to ordinary income taxes when received in accordance with Section 72 of the IRC.
Distributions from Qualified Contracts (other than traditional IRAs or Roth IRAs) may be restricted by the employer’s plan and the IRC. Early distributions from Qualified Contracts may be subject to a penalty tax and the IRC also generally requires that distributions from Qualified Contracts (other than Roth IRAs) begin by April 1, following the calendar year in which the Contract Owner reaches age 72. See “Tax Consequences.” These Contracts might not be appropriate for short-term investment. See “The Contract—Transactions—Surrender or Withdrawal Before Commencement of Annuity Period.”
If I receive my Contract and am dissatisfied, may I return it?
The Contract Owner may return the Contract to HMLIC within 30 days of receipt of the Contract. HMLIC will refund the greater of the premium payments made for the Contract, less any withdrawals and any outstanding loan balance, or the Total Accumulation Value.
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When can I begin receiving Annuity Payments, and what options are available?
Payments will begin on the Annuity Date set by the terms of Your Contract. Variable Annuity Payments are only made in monthly installments. Various Annuity Payment options are available under the Contract.
Annuity Payments may be fixed or variable or a combination of fixed and variable payments. See “The Contract—Annuity Payment Options.”
Distributions from Qualified Contracts (other than traditional IRAs or Roth IRAs) may be restricted by the employer’s plan and the IRC. Early distributions may incur a penalty tax, and the IRC also generally requires that distributions from Qualified Contracts (other than Roth IRAs) begin by April 1, following the calendar year in which the Contract Owner reaches age 72. See “Tax Consequences.”
Fee Tables and Example

The following tables describe the highest fees and expenses that You may pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender the Contract or transfer cash value between investment options. State premium taxes may also be deducted.
Contract Owner Transaction Expenses(1)
Surrender Fees (“Withdrawal Charge”) (as a percentage of amount surrendered, if applicable) (2).
Contract Year	Percentage of Amount Withdrawn
1	9%
2	8%
3	7%
4	6%
5	5%
6	4%
7	3%
8	2%
9	1%
Thereafter	0%
Periodic Fees and Expenses
The next table describes the fees and expenses that You will pay periodically during the time that You own the Contract, not including Underlying Fund fees and expenses.
Annual Contract Fee(3)	$ 25
Separate Account Annual Expenses (as a percentage of average Variable Cash Value) Mortality and Expense Risk Fees	1.25%
Total Separate Account Annual Expenses	1.25%
(1)	Any premium taxes relating to the Contract may be deducted from the premium or deducted from the Annuitized Value, when applicable. Such premium taxes and the time of deduction of those taxes will be determined by the Contract Owner’s current place of residence. Premium taxes currently range between 0% to 3.5%.
(3)	The annual contract fee is waived if the Contract value equals or exceeds $10,000. If the Contract Owner has multiple deferred annuity contracts or certificates with Us, We will combine the values of all such contracts/certificates to determine whether the $10,000 value has been met. We sometimes use multiple Contract numbers, with the same first nine digits in the numbers, to segregate multiple sources of funds for a Contract Owner, such as employee versus employer. In these situations, We will deduct only one annual contract fee per year for those multiple Contract numbers.
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The next item shows the lowest and highest total operating expenses charged by the Underlying Funds for the fiscal year endedDecember 31, 2019. More detail concerning each Underlying Fund’s fees and expenses is contained in the prospectus for each Underlying Fund.
Total Annual Underlying Fund Operating Expenses(1)	Lowest	Highest
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.13%	1.39%
The table showing the range of expenses for the Underlying Funds takes into account the expenses of any funds in which the Underlying Funds may invest. For example, each of the Lifecycle/Target Date Funds, American Funds IS Managed Risk Asset Allocation Fund, and the Wilshire VIT Global Allocation Fund, is a “fund of funds” that purchases shares of other funds (each an “Acquired Fund”). Each Underlying Fund that is a “fund of funds” has its own set of operating expenses, as does each of the Acquired Funds in which it invests. In determining the range of Underlying Fund expenses, We have taken into account the information received from each Lifecycle/Target Date Fund, American Funds IS Managed Risk Asset Allocation Fund, and the Wilshire VIT Global Allocation Fund on the combined actual expenses for each such “fund of funds,” which include the pro rata portion of the fees and expenses incurred indirectly by a Lifecycle/Target Date Fund, American Funds IS Managed Risk Asset Allocation Fund, and the Wilshire VIT Global Allocation Fund as a result of its investment in shares of one or more Acquired Funds. See the prospectus for the Lifecycle/Target Date Funds, American Funds IS Managed Risk Asset Allocation Fund, or the Wilshire VIT Global Allocation Fund for a presentation of the applicable Acquired Fund fees and expenses.
Example
This Example is intended to help You compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, any annual Contract fees, Separate Account annual expenses and Underlying Fund fees and expenses.
The Example assumes that You invest $10,000 in the Separate Account of the Contract for the time periods indicated. The Example also assumes any applicable Withdrawal Charge, that Your investment has a 5% return each year and assumes the highest fees and expenses of any of the Underlying Funds as of December 31, 2019, without reflecting the impact of any Underlying Fund fee or expense waivers. Although Your actual costs may be higher or lower, based on these assumptions Your costs would be:
If You surrender or annuitize Your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,208	$1,631	$2,060	$3,160
If You do NOT surrender or annuitize Your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$290	$887	$1,506	$3,160
Please remember that the Example is simply an illustration and does not represent past or future expenses. Your actual expenses may be higher or lower than those shown. Similarly, Your rate of return may be more or less than the 5% assumed in the Example.
Condensed Financial Information

Tables showing the Accumulation Unit Value information for each Subaccount of the Separate Account available under the Contracts are presented in “Appendix A—Condensed Financial Information.”
Financial statements of the Separate Account and of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and of the financial statements may be obtained without charge by mailing a written request to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785 or by telephoning (800) 999-1030 (toll-free).
(1)	The portfolio expenses used to prepare this table were provided to HMLIC by the Underlying Funds. The expenses shown are those incurred for the year ended December 31, 2019. Current or future expenses may be greater or less than those shown. These numbers do not reflect any Underlying Fund fee or expense waivers. The Underlying Funds may impose a redemption fee on certain transactions and these are not reflected above. Please see “Transactions—Market Timing” for a discussion of these redemption fees.
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Horace Mann Life Insurance Company, The Fixed Account, The Separate Account and The Underlying Funds
Horace Mann Life Insurance Company
HMLIC, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001 (“HMLIC’s Home Office”), is an Illinois stock life insurance company organized in 1949. HMLIC is licensed to do business in 48 states and in the District of Columbia. HMLIC writes individual and group life insurance and annuity contracts on a nonparticipating basis.
HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation (“HMEC”), a publicly-held insurance holding company traded on the NYSE.
The Fixed Account
The fixed account is part of HMLIC’s general account. We use general account assets to support Our insurance and annuity obligations other than those funded by separate accounts. Unlike the Separate Account, the general account isn’t segregated or insulated from claims of HMLIC’s creditors. You must depend on the financial strength and claims paying ability of HMLIC for satisfaction of HMLIC’s obligations under the Contract. Subject to applicable law, HMLIC has sole discretion over the investment of the assets of the fixed account. HMLIC bears the full investment risk for all amounts contributed to the fixed account. HMLIC guarantees that the amounts allocated to the fixed account under the Contracts will be credited interest daily at an annual effective interest rate as specified in the Contracts. We will determine any interest rate credited in excess of the guaranteed rate at Our sole discretion. For additional information about the fixed account, see Your Contract.
The fixed account has not been registered with the U.S. Securities and Exchange Commission.
The Separate Account
On October 9, 1965, HMLIC established the Separate Account under Illinois law. The Separate Account is registered with the SEC as a unit investment trust under the 1940 Act. The Separate Account and each Subaccount are administered and accounted for as a part of the business of HMLIC. However, the income, gains and losses, whether or not realized, of each Subaccount are credited to or charged against the amounts allocated to that Subaccount in accordance with the terms of the Contract without regard to other income, gains or losses of the remaining Subaccounts or of HMLIC. The assets of the Separate Account may not be charged with liabilities arising out of any other business of HMLIC. All obligations arising under the Contract, including the promise to make Annuity Payments, are general corporate obligations of HMLIC. Accordingly, all of HMLIC’s assets are available to meet its obligations and expenses under the Contract. HMLIC is solely responsible for its obligations under the Contract. While HMLIC is obligated to make payments under the Contract, the amounts of variable Annuity Payments are not guaranteed.
The Separate Account is divided into Subaccounts. HMLIC uses the assets of each Subaccount to buy shares of the Underlying Funds based on Contract Owner instructions.
The Underlying Funds
Each of the Underlying Funds is registered with the SEC as a diversified open-end management investment company under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Underlying Funds by the SEC.
The Underlying Funds are listed below along with their primary investment objectives and adviser for each Underlying Fund. There is no assurance that any of the Underlying Funds will achieve its stated objective. Detailed information on the Underlying Funds can be found in the current prospectus for each Underlying Fund. Prospectuses for the Underlying Funds should be read carefully in conjunction with this prospectus before investing. A copy of each prospectus may be obtained without charge from HMLIC by writing to HMLIC, P.O. Box 4657, Springfield, IL 62708-4657, calling (800) 999-1030 (toll-free) or sending a telefacsimile (FAX) transmission to (877) 832-3785. You may also access the prospectuses on HMLIC’s website at horacemann.com. Once in the site, click on the “Retirement” tab, then “Annuities” and then “Prospectuses Online.”
Name	Objective	Investment Type	Adviser
Fidelity ® VIP Freedom 2015 Portfolio℠ SC2(2)	High total return	Lifecycle/Target date	The Fidelity® Freedom 2015 Portfolio℠ is advised by Fidelity Management and Research.
Fidelity ® VIP Freedom 2025 Portfolio℠ SC2(2)	High total return	Lifecycle/Target date	The Fidelity® Freedom 20215 Portfolio℠ is advised by Fidelity Management and Research.
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Name	Objective	Investment Type	Adviser
Fidelity ® VIP Freedom 2035 Portfolio℠ SC2(2)	High total return	Lifecycle/Target date	The Fidelity® Freedom 2035 Portfolio℠ is advised by Fidelity Management and Research.
Fidelity ® VIP Freedom 2045 Portfolio℠ SC2(2)	High total return	Lifecycle/Target date	The Fidelity® Freedom 2045 Portfolio℠ is advised by Fidelity Management and Research.
Fidelity ® VIP Freedom 2055 Portfolio℠ SC2(2)	High total return	Lifecycle/Target date	The Fidelity® Freedom 2055 Portfolio℠ is advised by Fidelity Management and Research.
Fidelity ® VIP Freedom 2065 Portfolio℠ SC2(2)	High total return	Lifecycle/Target date	The Fidelity® Freedom 2065 Portfolio℠ is advised by Fidelity Management and Research.
Fidelity ® VIP FundsManager® 20% SC2(2)	High current income	Asset allocation	The Fidelity® VIP FundsManager® 20% is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.
Fidelity ® VIP FundsManager® 50% SC2(2)	High total return	Asset allocation	The Fidelity® VIP FundsManager® 50% is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.
Fidelity ® VIP FundsManager® 60% SC2(2)	High total return	Asset allocation	The Fidelity® VIP FundsManager® 60% is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.
Fidelity ® VIP FundsManager® 70% SC2(2)	High total return	Asset allocation	The Fidelity® VIP FundsManager® 70% is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.
Fidelity ® VIP FundsManager® 85% SC2(2)	High total return	Asset allocation	The Fidelity® VIP FundsManager® 85% is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.
American Funds IS Blue Chip Income and Growth Fund	Current income and long-term capital appreciation	Large value	The American Funds IS Blue Chip Income and Growth Fund is advised by Capital Research and Management Company℠.
Fidelity ® VIP Index 500 Portfolio SC 2	Long-term capital growth	Large blend	The Fidelity® VIP Index 500 Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co. The Fidelity VIP Index 500 is managed by Geode, a subadvisor to the fund.
JPMorgan Insurance Trust U.S. Equity Portfolio	High total return	Large blend	The JPMorgan Insurance U.S. Equity Portfolio is a series of the JPMorgan Insurance Trust and is advised by J.P. Morgan Investment Management Inc.
American Funds IS Growth Fund	Long-term capital growth	Large growth	The American Funds IS Growth Fund is advised by Capital Research and Management Company℠.
MFS VIT III Mid Cap Value Portfolio, Service Class	Capital appreciation	Medium value	The MFS VIT III Mid Cap Value Portfolio is advised by MFS.
Calvert VP S&P MidCap 400 Index	Long-term capital growth	Medium blend	The Calvert VP S&P MidCap 400 Index is advised by Calvert Research and Management.
Wells Fargo VT Discovery FundSM	Long-term capital appreciation	Medium growth	The Wells Fargo Discovery Fund is subadvised by Wells Capital Management.
JPMorgan Small Cap Value Fund(1)	Long-term capital growth	Small value	The JPMorgan Small Cap Value Fund is advised by J. P. Morgan Investment Management Inc.
BNY Mellon Investment Portfolios: Small Cap Stock Index Portfolio—Service Shares	Long-term capital growth	Small blend	BNY Mellon Investment Portfolios: Small Cap Stock Index Portfolio is advised by BNY Mellon Investment Adviser, Inc.
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Name	Objective	Investment Type	Adviser
ClearBridge Variable Small Cap Growth I	Long-term capital growth	Small growth	The ClearBridge Variable Small Cap Growth I is advised by Legg Mason Partners Fund Advisor, LLC.
Lord Abbett Series Fund -Developing Growth Portfolio	Long-term capital growth	Small growth	The Lord Abbett Series Fund — Developing Growth Portfolio is advised by Lord Abbett & Co. LLC
American Funds IS New World Fund	Long-term capital appreciation	Emerging Markets	The American Funds IS New World Fund is advised by Capital Research and Management℠.
Fidelity ® VIP Overseas Portfolio SC 2	Long-term capital growth	Developed Markets	The Fidelity® VIP Overseas Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.
MFS VIT II International Growth Portfolio, Service Class	Capital appreciation	Developed Markets	The MFS VIT II International Growth Portfolio is advised by MFS.
Fidelity ® VIP Real Estate SC2	Above average income and long term capital growth	Real estate	The Fidelity® VIP Real Estate Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.
BlackRock High Yield V.I. III	Maximize total return, consistent with income generation and prudent investment management	High Yield Bond	The BlackRock High Yield V.I. III Portfolio is advised by BlackRock Advisers, LLC.
Fidelity ® VIP Investment Grade Bond Portfolio SC 2	High current income/ Preservation of capital	Corporate Bond	The Fidelity® VIP Investment Grade Bond Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.
Templeton Global Bond VIP Fund—Class 4	Current income	Global Bond	The Templeton Global Bond VIP Fund is advised by Franklin Advisers, Inc.
Vanguard VIF Global bond Index	High current income/ Preservation of capital	Global Bond	The Vanguard VIF Global Bond Index is advised by The Vanguard Group, Inc.
American Funds IS Managed Risk Asset Allocation Fund(2)	High total return; Long-term capital appreciation Preservation of capital while seeking to manage volatility ad provide downside protection.	Balanced	The American Funds IS Managed Risk Asset Allocation Fund Asset is advised by Capital Research and Management Company℠. Milliman Financial Risk Management LLC is the subadvisor with respect to the management of the fund’s managed risk strategies.
Wilshire VIT Global Allocation Fund(2)	Long-term total rate of return; Capital appreciation	Balanced	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.
T. Rowe Price Government Money Portfolio	Current income/ Preservation of capital	Money Market	The T. Rowe Price Government Money Portfolio is advised by T. Rowe Price Associates, Inc.
(1)	This Subaccount is not available as an investment option in Non-Qualified Contracts.
(2)	Each of these Underlying Funds is considered a “fund of funds.” This means that the Underlying Fund purchases shares of other funds. A fund of funds may have higher expenses than funds investing directly in debt and equity securities.
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(3)	On and after May 1, 2019, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts:
Fidelity® VIP Overseas Portfolio SC2
Lord Abbett Series Fund - Developing Growth Portfolio
Templeton Global Bond VIP Fund Class 4
The investment objectives and policies of certain Underlying Funds are similar to the investment objectives and policies of other mutual funds that may be managed by the same investment adviser or manager. The investment results of the Underlying Funds may differ from the results of these other mutual funds. There can be no guarantee, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other mutual fund, even if the other mutual fund has the same investment adviser or manager.
Limit on Number of Subaccounts Selected—HMLIC reserves the right to limit the number of Subaccounts selected at one time during the accumulation phase or the annuitization phase of Your Contract.
Selection of Underlying Funds—We select the Underlying Funds offered through the Separate Account based on several criteria, including asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualifications of each investment firm. Another factor We consider during the selection process is whether the Underlying Fund, its adviser or sub-adviser or an affiliate will make payments to Us or Our affiliates. (For additional information on these arrangements, see “Payments We Receive.”) We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability for new Net Premium and/or transfers of account value if We determine, that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund. You bear the risk of any decline in Your variable account value resulting from the performance of the Underlying Funds You have chosen.
Separate Account Pricing Agreement—Effective April 15, 2005, HMLIC entered into an agreement with State Street Bank and Trust Company (“State Street”), a national banking association located at 801 Pennsylvania Avenue, Kansas City, MO 64105, to calculate the daily Accumulation Unit Value for each Subaccount and to maintain certain required accounting records.
Payments We Receive—As described above, an Underlying Fund or an investment adviser or sub-adviser of an Underlying Fund (or its affiliates) may make payments to Us and/or certain of Our affiliates. For certain Underlying Funds, some or all such payments may be made from 12b-1 fees or service fees that are deducted from the Underlying Fund assets. In a “fund of funds” situation, We and/or certain of Our affiliates may receive 12b-1 fees on assets in the funds within the fund of funds. In such cases, We (and Our affiliates) do not also receive 12b-1 fees from the fund of funds for those same assets. Other payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the prospectuses for the Underlying Funds for more information). The amount of payments We (or Our affiliates) receive generally is based on a percentage of assets of the Underlying Fund attributable to the Contract and certain other variable insurance products that We issue. These percentages differ and some Underlying Funds or their advisers or sub-advisers (or their affiliates) may pay Us more than others. These percentages currently range up to 0.50%.
In addition, We receive payments from Wilshire Associates Incorporated as a result of Our involvement in developing and launching the Wilshire Variable Insurance Trust Lifecycle Funds (“Lifecycle Funds”). These payments are derived from the advisory fees deducted from Lifecycle Fund assets, which are paid by all investors in the Lifecycle Funds, including Contract Owners who elect to allocate Net Premium or account value to one or more Lifecycle Funds.
Proceeds from certain of these payments may be used for any corporate purpose, including payment of expenses that We and/or Our affiliates incur in promoting, marketing and administering the Contracts, and that We, in the role as an intermediary, incur in promoting, marketing and administering the Underlying Funds. We and Our affiliates may profit from these payments.
Addition, Deletion, or Substitution of Underlying Funds—We do not guarantee that each Underlying Fund will always be available for investment through the Contract. We reserve the right, subject to compliance with applicable law, to add new underlying funds or classes of underlying funds, close existing Underlying Funds or classes of Underlying Funds, or substitute shares of a different underlying fund for Underlying Fund shares that are held by a Subaccount. New or substitute underlying funds may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will not add, delete or substitute any shares attributable to Your interest in a Subaccount without notice to You and prior approval of the SEC and any state governmental agency, to the extent required by the 1940 Act or other applicable law.
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We also may establish or add new Subaccounts, remove existing Subaccounts, or combine Subaccounts. We also reserve the right to deregister the Separate Account, or to operate the Separate Account in another form permitted by law.
Voting Rights—We are the legal owner of the Underlying Fund shares held in the Separate Account and have the right to vote on all matters submitted to the Underlying Fund shareholders. Nevertheless, unless otherwise restricted by the retirement plan under which the Contract is issued, each Contract Owner has the right to instruct HMLIC with respect to voting his or her interest in the shares of the Underlying Funds held by the Separate Account at all shareholder meetings.
Before a vote of Underlying Fund shareholders, Contract Owners will receive various materials, such as proxy materials and voting instruction forms, that relate to voting Underlying Fund shares from the Underlying Funds. The number of votes that may be cast by a Contract Owner is based on the number of units owned as of the record date of the shareholder meeting.
We will vote all of the shares We own, including those for which We have received no instructions and those attributable to investment by HMLIC, in proportion to the vote by Contract Owners who allocate or transfer amounts to the Subaccounts, as long as such action is required by law. Therefore, the outcome of the vote could be decided by a few Contract Owners who provide timely voting instructions. Should federal securities laws, regulations, or interpretations change, We may elect to vote Underlying Fund shares in Our own right. If required by state insurance officials, or if permitted under federal regulation, We may disregard certain Contract Owner voting instructions under certain circumstances.
The Contract
Contract Owners’ Rights
A Contract may be issued as a Qualified Contract under a Qualified Retirement Plan or as a Non-Qualified Contract. Both types of Contracts are subject to certain tax restrictions. See “Tax Consequences.”
For Qualified Contracts, the Contract Owner may be required to forego certain rights granted by the Contract and should refer to the provisions of his or her Contract, the provisions of the plan or trust instrument and/or applicable provisions of the IRC.
Unless otherwise provided by law, and subject to the terms of any governing plan or trust, or to the rights of an irrevocable beneficiary, the Contract Owner may exercise all privileges of ownership, as defined in the Contract, without the consent of any other person. These privileges include the right during the period specified in the Contract to change the beneficiary designated in the Contract, subject to the rights of any irrevocable beneficiary and to agree to a modification of the Contract terms. When multiple Contract numbers, with the same first nine digits in the Contract numbers, are used to segregate multiple sources of funds for a Contract Owner, such as employee versus employer, beneficiaries must be consistent for all such Contract numbers, and the death benefit will be determined as the aggregate death benefit for all such Contract numbers. No designation or change in designation of a beneficiary will take effect unless We receive a written request therefor at Our Home Office or the Contract Owner completes the beneficiary change request on Our secure website. The request will take effect as of the Valuation Date We receive it in good form, subject to payment or other action taken by Us before Your request was received. An assignment of ownership of a Qualified Contract is generally prohibited. A Non-Qualified Contract may be assigned by giving Us written notice. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of a State Insurance Commissioner, to require that the assignment will be effective only upon acceptance by Us, and to refuse assignments at any time on a non-discriminatory basis.
This prospectus describes only the variable portions of the Contract. On the Annuity Date, the Contract Owner has the right to select fixed annuity options. See the Contract for details regarding fixed Annuity Payments.
Purchasing the Contract
The Contract, which is not being sold to new Contract Owners, was offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of HM Investors. In addition, the Contract may have been offered and sold through independent agents and other broker-dealers. HMLIC entered into a distribution agreement with HM Investors, principal underwriter of the Separate Account. HM Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker-dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of FINRA and is a wholly-owned subsidiary of HMEC. Sales commissions are paid by HMLIC to HM Investors and other broker-dealers. Sales commissions range from 1.00% to 8.00% of premium payments received.
To purchase the Contract offered by this prospectus, an applicant must have completed an application bearing all requested signatures and a suitability form. For 403(b), 457(b) and 401 Contracts where the employer purchased the Contract on behalf of the employee the employee was still required to complete an application and suitability form.
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Applications must have been sent to HMLIC’s Home Office. If a registered representative recommended and completed the application and associated forms, the appropriate broker-dealer approved the suitability of the sale, the application was complete and the initial purchase payment was received at Our Home Office, We issued the Contract within 2 business days of receipt and credited the initial purchase payment to the Contract. We deemed receipt to occur on a Valuation Date if We received a properly completed application and initial premium payment at Our Home Office before 3:00 p.m. Central Time. If received after 3:00 p.m. Central Time, We deemed receipt to occur on the following Valuation Date. If an incomplete application was received, HMLIC promptly requested additional information needed to process the application. Any initial premium payment received by HMLIC was held in a suspense account, without interest, for a period not exceeding five business days unless otherwise directed by the applicant. If the necessary information was not received within these five business days HMLIC returned any initial premium payment received by HMLIC, unless otherwise directed by the applicant.
Although We do not anticipate delays in Our receipt and processing of applications or premium payments, We may experience such delays to the extent agents fail to forward applications and premium payments to Our Home Office on a timely basis.
Canceling the Contract
You have the right to cancel a Contract for any reason within 30 days after You receive the Contract. To cancel a Contract, You must provide written notice of cancellation and return the Contract to Us at Our Home Office, or to the agent who sold it, within this “free look period.” HMLIC will refund the greater of (1) the premium payments made for this Contract, less any withdrawals and any outstanding loan balance or (2) the Total Accumulation Value within 7 days after We receive the returned Contract. Upon return of the Contract, it will be deemed void.
Premium Payments
Amount and Frequency of Premium Payments—Net Premium payments will be applied at the applicable Accumulation Unit Value next determined following receipt in good form (sufficiently clear so that We do not need to exercise any discretion to follow such instructions). The minimum premium payment for Your Contract is $300 annually. The minimum premium increase is $120 annually. HMLIC limits the maximum cumulative premium to $1 million without Our prior approval.
The IRC limits the amounts which may be contributed to Qualified Retirement Plans. See “Tax Consequences —Contribution Limitations and General Requirements Applicable to Qualified Retirement Plans.”
Allocation of Net Premium Payments—All or part of the Net Premium payments made may be allocated to one or more Subaccounts. A request to change the allocation of premium payments will be effective on the Valuation Date of receipt of the request in good form by HMLIC’s Home Office unless a future date is requested. The minimum amount that may be allocated to any one Subaccount is 5%.
On and after May 1, 2019, no new premium allocations are allowed to the following Subaccounts:
Lord Abbett Series Developing Growth Portfolio
Fidelity VIP Overseas Portfolio SC2
Templeton Global Bond VIP Fund Class 4
Accumulation Units and Accumulation Unit Value—Net Premium payments allocated to the Separate Account are credited on the basis of Accumulation Unit Value. The number of Accumulation Units purchased by Net Premium payments is determined by dividing the dollar amount credited to each Subaccount by the applicable Accumulation Unit Value next determined following receipt of the payment at Our Home Office. The value of an Accumulation Unit is affected by the investment experience of the Underlying Fund, expenses and the deduction of certain charges under the Contract.
Accumulation Units are valued on each Valuation Date. If We receive Your Net Premium payment before 3:00 p.m. Central Time (or before the close of the NYSE, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of that Valuation Date. If We receive Your Net Premium payment at or after 3:00 p.m. Central Time (at or after the close of the NYSE, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of the next Valuation Date.
The Accumulation Unit Value of a Subaccount for any Valuation Period is equal to:
•	the net asset value of the corresponding Underlying Fund attributable to the Accumulation Units at the end of the Valuation Period;
•	plus the amount of any income or capital gain distributions made by the Underlying Fund during the Valuation Period;
•	minus the dollar amount of the M&E Fee We deduct for each day in the Valuation Period;
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•	divided by the total number of Accumulation Units outstanding at the end of the Valuation Period.
Significant events—We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, floods, earthquakes, epidemics, pandemics, malicious acts, and terrorist acts, which could adversely affect Our ability to conduct business. A natural or man-made disaster or catastrophe, including a pandemic (such as COVID-19), could affect the ability, or willingness, of Our workforce and employees of service providers and third party administrators to perform their job responsibilities. Even if Our workforce and employees of Our service providers and third party administrators were able to work remotely, those remote work arrangements could result in Our business operations being less efficient than under normal circumstances and lead to delays in Our issuing Contracts and processing of other Contract-related transactions, including orders from Contract Owners. Catastrophic events may negatively affect the computer and other systems on which We rely and may interfere with Our ability to receive, pickup and process mail, Our processing of Contract-related transactions, impact Our ability to calculate Contract value, or have other possible negative impacts. These events may also impact the issuers of securities in which the Mutual Funds invest, which may cause the Mutual Funds underlying Your Contract to lose value. There can be no assurance that We, the Mutual Funds or Our service providers will avoid losses affecting Your Contract due to a natural disaster or catastrophe.
Transactions
Good Form—The information in this prospectus sets forth specific information and documentation that must be received by Us at Our Home Office in order to process requests for certain types of transactions. In addition to the specific requirements set forth below, Your instructions must be sufficiently clear so that We do not need to exercise any discretion to follow such instructions; and We must receive all of the information and supporting legal documentation We require in order to effect the transaction. Transaction requests made with such instructions, and including such information and supporting documentation, are referred to in this prospectus as being “in good form”.
Transfers—Amounts may be transferred from one Subaccount to another, and to and from the fixed account of the Contract, subject to Contract limitations, prior to the Annuity Date. HMLIC reserves the right to limit transfers from the fixed account to the Subaccounts as follows:
•	No more than 25% of the fixed account can be transferred to the Subaccounts during a 365 day period.
•	Any request for a total transfer from the fixed account to the Subaccounts will be transferred over a four-year period. No more than 25% of the amount will be transferred in any year prior to the final transfer.
You may transfer value from one existing investment option into as many as 10 other investment options. The minimum amount that can be transferred is $100 or the entire dollar value of the Subaccount(s), whichever is less. A transfer may not leave a Subaccount balance or fixed account balance of less than $100.
We may not accept or We may defer transfers at any time that We are unable to purchase or redeem shares of an Underlying Fund for example, when an Underlying Fund is not able to provide Us with its net asset value per share on a daily basis. We reserve the right to terminate the transfer privilege at any time for all Contract Owners. We also reserve the right to restrict or terminate the transfer privilege for any specific Contract Owner if, in Our judgment, the Contract Owner is using the Contract for the purposes of market timing or for any other purpose that We in Our sole discretion, determine to be potentially detrimental to other shareholders of an Underlying Fund. See the “Market Timing” section below.
A Contract Owner may elect to transfer funds between Subaccounts and the fixed account by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, by telephoning (800) 999-1030 (toll-free) or by accessing HMLIC’s website at horacemann.com and looking in the “My Account” section.
Caution: Telephone and computer systems may not always be available. Any telephone or computer systems, whether Yours, Your service provider’s, Your agent’s, or Our’s, can experience outages or slowdowns for a variety of reasons. These outages may delay or prevent Our processing of Your transaction request. If You experience technical difficulties or problems, You should make Your transaction request in writing to Our Home Office. You also should protect Your validating information, because self-service options will be available to anyone who provides Your validating information. We will not be able to verify that the person providing electronic transfer instructions via automated telephone or online systems and providing validating information is You or is authorized by You.
Depending on the means used to request a transfer, the request must: (1) be signed by the Contract Owner, or for telephone and website transactions, accompanied by validating information, (2) include the name of the Contract Owner and the Contract number, and (3) specifically state the dollar amount, a whole percentage or the number of Accumulation Units to be transferred. The
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request also must specify the investment options from which and to which the transfer is to be made. Transfers are effective on the Valuation Date of receipt of the request in good form at HMLIC’s Home Office unless a future date is requested. See “Other Information—Forms Availability.”
On and after May 1, 2019, no new transfers are allowed to the following Subaccounts:

Fidelity VIP Overseas Portfolio SC2
Lord Abbett Series Developing Growth Portfolio
Templeton Global Bond VIP Fund -- Class 4
Dollar Cost Averaging—Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market cycles. Dollar cost averaging transfers are completed by periodically transferring equal amounts of money. You may preschedule a series of transfers between investment options to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar cost averaging program. The minimum amount to be transferred to any one investment option is 5%. HMLIC reserves the right to limit the number of Subaccounts and which Subaccounts are available for the dollar cost averaging program. You may request dollar cost averaging by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing HMLIC’s website at horacemann.com and looking in the “My Account” section. This option is only available prior to the Annuity Date.
The transfers will begin on the Valuation Date of receipt of the request in good form in HMLIC’s Home Office and will continue on this day each period until the program is completed. If the original request is received on the 29th, 30th or 31st of the month, all subsequent transfers will be processed as of the 28th of the month. If You should decide to cancel an existing dollar cost averaging program, You must notify HMLIC’s Home Office either in writing to P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing HMLIC’s website at horacemann.com and looking in the “My Account” section.
Because the values of the Subaccounts from which the transfers occur may decrease over time, the dollar cost averaging program may conclude earlier than scheduled. In addition, the last dollar cost averaging transfer may be for less than all prior transfers. Finally, the value of a Subaccount may increase and result in a balance remaining at the end of the period selected.
All requests must identify the Contract Owner’s name and Contract number, specify the amounts and the investment options to be utilized and include proper authorization such as a signature on a form or validating information if using the telephone or Our website.
On and after May 1, 2019, no new dollar cost averaging programs to the following Subaccounts can start, and allocations to the following Subaccounts cannot increase under any existing dollar cost averaging programs:

Fidelity VIP Overseas Portfolio SC2
Lord Abbett Series Developing Growth Portfolio
Templeton Global Bond VIP Fund Class 4
Rebalancing—Rebalancing is the periodic adjusting of investment option balances to maintain a pre-established asset allocation strategy. You may request a rebalancing of Your portfolio either once or on a periodic basis. This option is only available before the Annuity Date.
For periodic rebalancing requests, You may select from a quarterly, semiannual or annual period. Rebalancing is continuous for the period(s) selected unless changed or discontinued by the Contract Owner. The minimum percentage that may be transferred to any one investment option is 5%. HMLIC reserves the right to limit the number of Subaccounts and which Subaccounts are available for the rebalancing program. HMLIC also reserves the right to require a minimum account value of no greater than $5,000 before a request for rebalancing is approved. You may request rebalancing by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing HMLIC’s website at horacemann.com and looking in the “My Account” section. This option is only available before the Annuity Date.
Rebalancing will begin on the Valuation Date of receipt of the request in good form in HMLIC’s Home Office. For periodic rebalancing requests, subsequent rebalancing of Your portfolio will continue to occur on the same calendar day of each scheduled month. If the original request is received on the 29th, 30th or 31st of the month, all subsequent rebalancing of Your portfolio will be
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processed as of the 28th of the month. If You should decide to cancel an existing rebalancing program, You must notify HMLIC’s Home Office either in writing to P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing HMLIC’s website at horacemann.com and looking in the “My Account” section.
All requests must identify the Contract Owner’s name and Contract number, specify the investment options to be utilized and the percentage to be maintained in each option and include proper authorization such as a signature on a form or validating information if using the telephone or Our website. Your rebalancing request must match Your premium allocation. If We receive a request to rebalance to allocations different from the current premium allocation, We will change the premium allocations to those on the rebalancing request.
On and after May 1, 2019, no new rebalancing programs to the following Subaccounts can start, and allocations to the following Subaccounts cannot increase under existing rebalancing programs:

Fidelity VIP Overseas Portfolio SC2
Lord Abbett Series Developing Growth Portfolio
Templeton Global Bond VIP Fund Class 4
Changes to Premium Allocations—A Contract Owner may elect to change the allocation of future Net Premium payments at any time by mailing a written request to HMLIC at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing Our website at horacemann.com and looking in the “My Account” section. Depending on the means used to request a change, the request must: (1) be signed by the Contract Owner, or for telephone and website transactions, be made by the Contract Owner, (2) include the Contract Owner’s name and Contract number and (3) specify the new allocation percentage for each Subaccount (in whole percentages). Allocations made to the fixed portion of the Contract or to one or more Subaccounts must total 100%. HMLIC reserves the right to restrict the minimum premium amount allocated to any Subaccount in any given Contract Year to $100. Changes in allocation instructions are effective on the first Valuation Date following receipt of the request in good form by HMLIC’s Home Office. See “Other Information— Forms Availability.”
On and after May 1, 2019, Contract Owners are not allowed to begin or increase allocations to the following Subaccounts:

Fidelity VIP Overseas Portfolio SC2
Lord Abbett Series Developing Growth Portfolio
Templeton Global Bond VIP Fund Class 4
Market Timing—The Contracts and the Subaccounts are not designed for ‘market timing’ through frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. HMLIC discourages and does not accommodate frequent transfers among the Subaccounts or between the Subaccounts and the Fixed Account. Trading strategies that seek to benefit from short-term price fluctuations or price irregularities cause disruption to the Underlying Funds’ investment strategies, with the potential resulting harm to performance and increased trading costs or Underlying Fund expenses, and are thereby potentially harmful to investors and their Contract performance.
If We determine, in Our sole discretion, that Your transfer patterns among the Subaccounts reflect a market timing strategy, We will take action to protect the other investors and/or terminate the Contract. In making these determinations, We may consider the combined transfer activity of Contracts that We believe are under common ownership, control or direction. HMLIC does not include transfers made pursuant to the dollar cost averaging method when considering whether to take action. HMLIC applies its market timing policies and procedures uniformly to all owners of a particular Contract. We reserve the right to restrict or terminate the transfer privilege for any specific Contract Owner if, in Our judgment, the Contract Owner is using the Contract for the purposes of market timing or for any other purpose that We, in Our sole discretion determine to be potentially detrimental to other shareholders of an Underlying Fund. We may require future transfer requests under the Contract to be submitted with an original signature via U.S. Mail for a period of time or for the duration of the Contract. If this restriction is imposed, We will reverse within one business day any transaction inadvertently processed that is not in compliance with the restriction. You will receive written confirmation of any such reversal. If HMLIC determines that You are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Contract Owners, it will notify You in writing of any restrictions.
The detection and deterrence of market timing involves judgments that are inherently subjective. Our ability to detect such activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by others to avoid detection. Our ability to restrict transfers may also be limited by the provisions of the Contract. Accordingly, there is no assurance that We will deter all market timing activity. Therefore, Contract owners may be subject to the risks described above.
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The Underlying Funds may have their own policies and procedures with respect to frequent purchases and redemptions of their shares, which are described in the Underlying Fund prospectuses. For example, Underlying Funds may assess a redemption fee (which We reserve the right to collect) on shares held for a relatively short period of time. Such policies and procedures may be more or less restrictive than HMLIC’s policies and procedures. As a result, We may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, We reserve the right to defer or restrict transfers at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions as a result of the frequent trading policies and procedures of the Underlying Funds. HMLIC also reserves the right to implement and administer redemption fees imposed by one or more of the Underlying Funds. The prospectuses of the Underlying Funds include more details on the ability of the Underlying Funds to refuse or restrict purchases or redemptions of their shares.
Contract Owners should be aware, however, that We are required to provide to an Underlying Fund, promptly upon request, certain information about the trading activity of individual Contract Owners, and to restrict or prohibit further purchases or transfers by specific Contract Owners identified by the Underlying Fund as violating the frequent trading policies established for that Underlying Fund.
Loans—Loans may be available in certain Qualified Contracts, except for IRA contracts issued under IRC Sections 408 and 408A, if allowed by the plan. The terms of such loans are subject to the provisions of the plan, Our loan agreement and loan endorsement, and the IRC. See “Tax Consequences.”
The initial interest rate for the loan will be the rate for the calendar quarter in which the loan becomes effective. The loan interest rate may change annually on the anniversary date of the loan. We will send You a notice 30 days prior to any interest rate change on Your Contract.
Surrender or Withdrawal Before Commencement of Annuity Period—Withdrawal of Values from Qualified Contracts (other than traditional IRAs and Roth IRAs) are subject to any restrictions imposed by the IRC or under the employer retirement plan. See “Tax Consequences.” However, if not restricted by the IRC or employer plan under which the Contract is issued, a Contract Owner may surrender the Contract in whole or withdraw in part for cash before Annuity Payments begin. Any partial withdrawal is subject to a $100 minimum.
The surrender or partial withdrawal of Variable Cash Value (including a rollover, exchange, etc.) is determined on the basis of the Accumulation Unit Value next computed following the receipt of a request for surrender or partial withdrawal in good form in HMLIC’s Home Office. A surrender or partial withdrawal may result in adverse federal income tax consequences to the Contract Owner. These consequences include current taxation of payments received, and may include a penalty tax resulting from premature distribution. See “Tax Consequences.”
A Contract Owner eligible to surrender or request a partial withdrawal may elect to do so by submitting a signed, HMLIC form to HMLIC at Our Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. The kind of HMLIC form to be used will depend on whether any proceeds from the withdrawal/surrender are to be sent to any party other than the Contract Owner. A Contract Owner may request a HMLIC withdrawal/surrender form by writing to P.O. Box 4657, Springfield, Illinois 62708-4657, or by calling 800-999-1030 or may download the form on Our secure website. Depending on the volume of transaction requests received at Our Home Office, We may take up to 5 business days following Our receipt of a request for a withdrawal/ surrender form to mail the form. Telefacsimile (FAX) transmissions and photocopies of the withdrawal/surrender request will be accepted only if all withdrawal/surrender proceeds are to be sent to the Contract Owner and the request, if sent by FAX, is sent to (877) 832- 3785. When a request is received by FAX and the withdrawal/surrender proceeds exceed $75,000, We will confirm receipt of the request with the Contract Owner. Telefacsimile (FAX) transmissions and photocopies of the withdrawal/surrender request will not be accepted if any proceeds of the withdrawal/surrender are not being sent to the Contract Owner. See “Tax Consequences” and “Other Information—Forms Availability.”
Partial withdrawals and surrenders will be processed either on a Valuation Date specified by You in a request, provided the Valuation Date specified occurs on or after receipt of the request in good form at HMLIC’s Home Office, or on the Valuation Date of such receipt of a request in good form at HMLIC’s Home Office.
For Your protection, We will send a confirmation letter on all address changes. If You have requested an address change within 15 days prior to Your surrender or withdrawal request, We will process the surrender or withdrawal but We will not release Your distribution until the full 15 days following the address change has passed. In addition, if We suspect financial fraud We may ask for additional authentication (including but not limited to a Medallion signature guarantee).
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Surrenders and partial withdrawals from any Subaccount are subject to the Withdrawal Charges shown in the “Deductions and Expenses—Withdrawal Charges” section.
Withdrawal Charges are applied to the surrenders and partial withdrawals based on the effective date of the Contract and not on the date the premium payment is made.
The applicable Withdrawal Charge will be deducted from the amount withdrawn and the balance paid to You. For example, a request to withdraw $3,000 at a 4% Withdrawal Charge will result in a surrender charge of $3,000 x 4% = $120, which will be deducted from the withdrawal and the balance of $2,880 would be paid to You. Any taxes withheld will reduce the dollar amount of the distribution received. When You wish to receive a certain amount after the deduction of any Withdrawal Charges or applicable taxes, this is called a net withdrawal. We will determine what the total withdrawal and applicable charges would be to result in a desired net withdrawal when possible. In order for You to receive a net withdrawal of $3,000 in this example, We would need to withdraw $3,125 from Your account, raising the Withdrawal Charge to $3,125 X 4% = $125 with the balance of $3,000 paid to You.
The Withdrawal Charge is assessed on the basis of the amount surrendered or withdrawn from the Subaccount(s), but will never exceed 9% of Net Premium(s) to a Subaccount during the lifetime of the Contract. For example, if a Contract Owner’s Subaccount value is $12,000 and Net Premium payments to date equal $10,000 and the Contract Owner surrenders the Contract, then the Withdrawal Charge may not exceed 9% of $10,000 ($900).
If premium taxes are deducted before surrender or partial withdrawal, any reduction of HMLIC’s premium tax liability due to the surrender or partial withdrawal will be to HMLIC’s benefit.
Systematic Withdrawals—Before Commencement of Annuity Period, You may select systematic withdrawals, and You may choose monthly, quarterly, semi-annual or annual withdrawals, with the exception of required minimum distributions which are paid annually. The 29th, 30th and 31st days of the month are not allowed as start dates. Each withdrawal must be for at least $100 and the minimum duration is 12 months. Requests for systematic withdrawals and the Investment Options from which those withdrawals will be taken, must be submitted to Us in writing, be in good form and must be approved by Us. Any applicable Withdrawal Charges will apply. As with any withdrawal, systematic withdrawals will reduce the Account Value of the Contract.
Only one systematic withdrawal option can be effective at one time. The systematic withdrawal option is not available on Contracts with an active dollar cost averaging program. HMLIC provides the following systematic withdrawal options:
•	Required minimum distribution—Allows You to receive Your Required Minimum Distribution annually.
•	Interest only—Allows You to receive the interest earned in the fixed account under Your Contract in periodic payments through the year. The initial payment is made at the end of the initial frequency to allow for the interest to accrue.
•	Fixed amount—Allows You to receive a specified amount in periodic payments.
•	Percent of account value—Allows You to withdraw a percentage of Your account value in periodic payments.
•	Substantially equal periodic payments—Allows You to receive periodic payments throughout a year as required by the IRC and related rules to receive withdrawals without penalty tax prior to age 59½.
A Contract Owner eligible for systematic withdrawals may elect this option by submitting a signed, HMLIC form to HMLIC at Our Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. A Contract Owner may request a HMLIC systematic withdrawal form by writing to P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling 800-999-1030 or by accessing Our secure website at horacemann.com and looking in the “My Account” section.
Payments We Make—HMLIC ordinarily completes a transaction within seven calendar days after receipt of a request in good form to transfer, surrender, partially withdraw or commence Annuity Payments. The value of the Contract is determined as of the Valuation Date on which a request in good form is received. However, determination of Contract value and processing the transaction may be deferred for: (1) any period during which the NYSE is closed for other than customary weekend or holiday closings or during which trading is restricted by the SEC; (2) any period when the SEC determines that an emergency exists that makes it not reasonably practicable to sell securities or to fairly determine Accumulation Unit Values or Annuity Unit Values; or (3) any other period designated by the SEC to protect persons with interests in the Separate Account.
We reserve the right to defer payment of amounts from the fixed account for up to six months after receipt of Your written request in good form, but only after We have made a written request and received written approval of the insurance department of the state in which this Contract was delivered. We will pay interest from the date of receipt of Your written request in good form on any payment deferred for 30 days or more at the applicable interest rate.
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If You have submitted a check or draft to Our Home Office, We may defer payment of the amount of such check or draft from the payment of surrenders, withdrawals, death benefit proceeds, or payments under a settlement option until the check or draft has been honored.
If mandated under applicable law, We may be required to reject a premium payment and/or block a Contract Owner’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans (if applicable), or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.
Confirmations—HMLIC mails written confirmations of premium payments and systematic withdrawals to Contract Owners on a quarterly basis within five business days following the end of each calendar quarter. Written confirmations of transfers, changes in allocations, partial withdrawals (other than systematic withdrawals) and surrenders are mailed to Contract Owners within seven calendar days of the date the transaction occurred.
If a Contract Owner believes that the confirmation statement contains an error, the Contract Owner should notify HMLIC as soon as possible after receipt of the confirmation statement. Notice may be provided by writing to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785 or by telephoning (800) 999-1030 (toll free).
Deductions and Expenses
We make certain charges and deductions under the Contract. These charges and deductions compensate Us for services and benefits We provide, costs and expenses We incur, and risks We assume. The fees and charges deducted under the Contract may result in a profit to Us.
Services and benefits We provide:
•	the death benefit, and cash benefits under the Contracts
•	access to investment options, including Net Premium allocations
•	administration of elective options
•	the distribution of reports to Contract Owners
•	Annuity Payment options
Costs and expenses We incur:
•	costs associated with processing applications and with issuing and administering the Contracts
•	overhead and other expenses for providing services and benefits, sales and marketing expenses, including compensation paid in connection with the sale of the Contracts
•	other costs of doing business, such as collecting premium payments, maintaining records, effecting transactions, and paying taxes (federal income tax, state and local premium tax, and other taxes) and fees
•	costs associated with acting as an approved investment provider in an employer’s plan, such as recordkeeping or administration fees (for example, third party administrator fees)
Risks We assume:
•	that the costs of providing the services and benefits under the Contracts exceed the charges We deduct
Annual Maintenance Fee—An annual maintenance fee of no more than $25 is deducted from the Account Value of each Contract on the Contract anniversary date. This fee will be waived if the Contract value equals or exceeds $10,000 at the time the fee is assessed. The annual maintenance fee is deducted from the Subaccount containing the greatest dollar amount or from the fixed portion of the Contract when none of the Subaccount(s) have any value. If the Contract Owner has multiple deferred annuity contracts or certificates with Us, We will combine the values of all such contracts/certificates to determine whether the $10,000 value has been met. We sometimes use multiple Contract numbers, with the same first nine digits in the numbers, to segregate multiple sources of funds for a Contract Owner, such as employee versus employer. In these situations, We will deduct only one annual maintenance fee per year for those multiple Contract numbers.
We reserve the right to deduct, in whole or in part, the annual maintenance fee in the event of a complete surrender. The annual maintenance fee ceases when You apply the Annuitized Value to an Annuity Payment option.
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The annual maintenance fee is intended to reimburse HMLIC for actual expenses incurred in administering the Contract. HMLIC does not expect to profit from such fee and assumes the risk that this annual maintenance fee may be insufficient to cover the actual costs of administering the Contract.
Mortality and Expense Risk Fee (“M&E Fee”)—For assuming mortality and expense risk, We apply an asset charge to the Subaccounts. This fee may not exceed the annual rate of 1.25% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.80% for expense risk); these may vary from time to time); however, We reserve the right to change the fee (subject to the 1.25% ceiling) in the future. The fee is computed on a daily basis and deducted from the Accumulation Unit Value. The mortality risk is a risk that Our Annuitants will live longer than predicted in the actuarial tables. The expense risk is a risk that Our contract fees will not be sufficient to cover our costs of issuing and administering the Contracts.
Withdrawal Charges—If You make a withdrawal under or surrender the Contract, HMLIC will assess a charge to compensate it for the cost of selling the Contract. Withdrawals may not be made from Qualified Contracts (other than traditional IRAs and Roth IRAs) except under certain circumstances. (See “Tax Consequences.”) However, if not restricted by the IRC or employer plan under which the Contract is issued, a Contract Owner may surrender the Contract in whole or withdraw in part for cash before Annuity Payments begin. The Withdrawal Charge is paid to HMLIC to help offset costs incurred in issuing the Contract. Withdrawal Charges for Your Contract are:
During Contract Year	Percentage of Amount Withdrawn
1	9%
2	8%
3	7%
4	6%
5	5%
6	4%
7	3%
8	2%
9	1%
Thereafter	0%
For further information regarding surrender or partial withdrawals see “Surrender or Withdrawal Before Commencement of Annuity Period.” HMLIC reserves the right to waive either a portion or the whole Withdrawal Charge in some situations. In some situations, You may make a withdrawal with no Withdrawal Charge. Please see Your Contract for further details.
Operating Expenses of the Underlying Funds—There are deductions from and expenses paid out of the assets of the Underlying Funds that are described in each Underlying Fund’s prospectus.
Premium Taxes—Certain state and local governments levy a premium tax, currently between 0% to 3.5%. Any premium taxes relating to the Contract may be deducted from the premium payments or the Annuitized Value, when applicable. Such premium taxes and the time of deduction of those taxes will be determined by the Contract Owner’s current place of residence.
Death Benefit Proceeds
If a Contract Owner dies before the Annuity Date, a death benefit will be paid to the beneficiary designated by the Contract Owner. The death benefit ends at the Annuity Date. When multiple Contract numbers, with the same first nine digits in the numbers, are used to segregate multiple sources of funds for a Contract Owner, such as employee versus employer, beneficiaries must be consistent for all such Contract numbers, and the death benefit will be determined as the aggregate death benefit for all such Contract numbers. The death benefit is determined for each beneficiary as of the date proof of death is received by HMLIC from such beneficiary. Proof of death includes a certified death certificate or other satisfactory evidence of death, a completed claimant’s statement, and any additional forms, documentation, and written payment instructions necessary to process a death benefit claim, in a form satisfactory to Us. Where there are multiple beneficiaries, only one certified death certificate will be required.
If there have been no previous withdrawals or loans the death benefit is the greater of:
1.	the Total Accumulation Value; or
2.	the Net Premium paid to HMLIC.
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If withdrawals or loans have been taken the death benefit is the greater of:
1.	the Total Accumulation Value remaining after the withdrawal(s) and/or loan(s); or
2.	the Net Premium paid to HMLIC, less the Net Premium attributable to both withdrawals and any outstanding loan balance.
For example, if a Contract Owner’s Total Accumulation Value is $8,000 and the Net Premium paid to date equals $10,000 and the Contract Owner withdraws $4,000 (50% of the Total Accumulation Value), then the death benefit would be the greater of the remaining Total Accumulation Value ($4,000) or 50% of the Net Premium ($5,000).
All or part of the death benefit proceeds may be paid to the beneficiary under one of the Annuity Payment options described under “The Contract—Annuity Payments—Annuity Payment Options.” If the form of Annuity Payment selected requires that payment be made by HMLIC after the death of the beneficiary, payments will be made to his/her designated beneficiary. Any part of a Contract Owner’s interest payable to a minor child will be paid to the child’s legal guardian for the benefit of the child.
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the contract’s maturity date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but after a thorough search We are not able to locate the beneficiary, or the beneficiary does not claim the death benefit in a timely manner, the death benefit will be paid to the unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on our books and records, or to Our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit or contract proceeds if the beneficiary or owner of the property presents a timely claim with the proper documentation. To help prevent such escheatment, it is important that You keep Your desired beneficiary designations up to date, including full names and complete addresses, if and as they change.
Annuity Payments
The Annuity Date may be any date that is 10 years after the Contract effective date and prior to the Annuitant’s 100th birthday. Qualified Contracts often have certain limitations upon election of an Annuity Date. Generally distributions under Qualified Contracts (except Roth IRAs) must begin by April 1 following the calendar year in which the Contract Owner reaches age 72 or, except IRAs, or retires (see “Tax Consequences”.)The Contract provides for Fixed or Variable Annuity Payment options or a combination of both. The Contract Owner may elect to have Annuity Payments made under any one or more of the options described below or may elect a lump sum payment. To begin receiving Annuity Payments a request in good form must be received by HMLIC’s Home Office. The request will be processed so that the Annuity Payments begin as of the date requested except the 29th, 30th and 31st of the month. If a Fixed Annuity Payment option is elected, the Separate Account value will be transferred to the fixed account on the Valuation Date the request in good form is received in HMLIC’s Home Office. In addition, if a Variable Annuity Payment option is elected, any money in the fixed account will be transferred to the Separate Account on the Valuation Date We receive the request in good form at HMLIC’s Home Office. Your Net Premium allocation(s) will be changed to the fixed account or Separate Account, depending on the Annuity Payment option elected. Not all Subaccount(s) may be available for Annuity Payments. Generally, at the time an Annuity Payment option is selected, a Contract Owner must elect whether to have federal and state income taxes withheld. See “Other Information—Forms Availability” and “Tax Consequences.”
The Contract Owner may elect to have a portion of the account value applied to purchase Annuity Payments, leaving the remainder of the account value in the Contract. The portion of the account value applied to purchase Annuity Payments will be treated as a withdrawal for purposes of determining any death benefit. If the selected Annuity Payment option allows withdrawals, any withdrawal made may have tax consequences, may affect any subsequent Annuity Payments, and may be subject to Withdrawal Charges.
In general, the longer Annuity Payments are guaranteed, the lower the amount of each payment. Fixed Annuity Payments remain level throughout the payout period, except in the case of certain joint and survivor Annuity Payment options and Annuity Payment options with an Increase option (as described below), and are paid in monthly, quarterly, semiannual and annual installments. Payments are made at the beginning of the selected time period, and less frequent payments will result in a lower total amount of payments during an annual period than the total amount of payments that would be made during the same year for more frequent payments. An annual installment payment will result in the lowest total amount of payments during the year because it is paid entirely at the beginning of the year. Variable Annuity Payments will vary in amount, and are paid only on a monthly basis. If the Annuitized Value to be applied under any one Fixed or Variable Annuity Payment option is less than $2,000 or if the option chosen would provide Annuity Payments of less than $20 per month at the Annuity Date, then the Annuitized Value may be paid in a lump sum.
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Certain of the Annuity Payment options available under a Contract can be selected with an Increase option or a Refund at Death option. These optional features must be selected at the time You elect an Annuity Payment option and are available only when Annuity Payments are made on a fixed basis.
•	If an Increase option is selected, Annuity Payments will increase on each anniversary of the Annuity Date based on the increase percentage selected (1%, 2%, 3%, 4% or 5%). If You select an Increase option, then Your initial Annuity Payment (to which the increase percentage selected will apply) will be lower than the Annuity Payment You would receive under the Annuity Payment option without the Increase option.
•	The Cash Refund at Death option pays You, upon the Annuitant’s death, the difference between the Annuitized Value and the Annuity Payments made to date. The Installment Refund at Death option will, upon the death of the Annuitant(s), continue Annuity Payments until total Annuity Payments made equal the Annuitized Value.
The death benefit ends upon full annuitization of the Contract.
Annuity Payment Options
The following Annuity Payment options are available on a variable basis unless otherwise stated.
Before Your Annuity Date, You may select one of the following Annuity Payment options that We currently make available, and will continue to make available for the duration of Your Contract. We reserve the right to make other Annuity Payment options available under the Contract.
Life Annuity with or without Period Certain—This option guarantees Annuity Payments for the lifetime of the Annuitant. If a certain period is selected (10, 15 or 20 years), Annuity Payments are guaranteed until the end of the period selected.
Under the Life without Period Certain option, it is possible that only one Annuity Payment will be made if the Annuitant’s death occurs before the due date of the second Annuity Payment. This option usually provides the largest Annuity Payments. After the first Annuity Payment has been made, this Annuity Payment option cannot be changed and withdrawals cannot be made. Guaranteed Annuity Payments cannot extend beyond the life expectancy of the Annuitant, as defined by the IRC.
If HMLIC does not receive written election of an annuity option from the Contract Owner at least 30 days prior to the Annuity Date, the annuity option will be Life Annuity with Payments Guaranteed for 10 years.
With the Life Annuity without Period Certain option on a fixed payment basis, You may elect a Cash or Installment Refund at Death option or an Increase option. With a life annuity with a 10, 15 or 20 year period certain option on a fixed payment basis, You may elect an Increase option.
Joint and Survivor Life Annuity—This option provides lifetime Annuity Payments during the lifetimes of two Annuitants. After one Annuitant dies, the Annuity Payments will continue during the lifetime of the survivor based on the survivor percentage elected (i.e., 100%, 50%, 66  2⁄3%). The Annuity Payments cease after the last payment paid prior to the survivor’s death. It could be possible for only one payment to be made under this option if both Annuitants die before the due date of the second payment. After the first Annuity Payment has been made, this Annuity Payment option cannot be changed and withdrawals cannot be made. With the Joint and Survivor Annuity on a fixed payment basis, You may elect an Increase option. With the Joint and 100% Survivor Annuity on a fixed payment basis, You may elect an Increase option or the Installment Refund at Death option or the Cash Refund at Death option.
Income for Specified Period—This option provides Annuity Payments for a specified period not less than one year nor exceeding 30 years; however, payments may not extend beyond the life expectancy of the Contract Owner, as defined by the IRC. This option is available on a fixed payment basis only.
You may elect whether to have the right to make withdrawals. If You elect not to have the right to make withdrawals, (1) You may elect an Increase option and (2) after the Annuity Date, this Annuity Payment option cannot be changed.
If You elect to have the right to make withdrawals, You may change this Annuity Payment option after the Annuity Date. Any change or withdrawal of Annuitized Value You make may affect any subsequent Annuity Payments and may have tax consequences. Withdrawal Charges may apply. To determine the Withdrawal Charge rate, Contract Years are counted from the original effective date of the accumulation Contract. If You surrender the Annuitized Value applied to this Annuity Payment option, Annuity Payments will cease and the Contract will terminate. Thereafter, HMLIC will be free of any liability for the terminated Contract.
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Other Income Options—If the Contract Owner does not wish to elect one or more Annuity Payment options, the Contract Owner may:
a.	receive the proceeds in a lump sum less any applicable Withdrawal Charges, or
b.	leave the Contract with HMLIC and receive the value under any required minimum distribution requirements of IRC Section 401(a) (9), (See “Taxation of Qualified Contracts—Required Minimum Distributions,”) or
c.	elect any other option that HMLIC makes available.
Amount of Fixed and Variable Annuity Payments
In general, the dollar amount of Annuity Payments under the Contract depends on Annuitized Value. The value of each Subaccount is determined by multiplying the number of Accumulation Units credited to each Subaccount within the Contract by its respective Accumulation Unit Value.
Annuitized Value may be more or less than the amount of Net Premium payments allocated to Your Contract.
Fixed Annuity Payments—The amount of each payment under a Fixed Annuity Payment option is determined as described in the Contract. Except in the case of certain joint and survivor Annuity Payment options and Annuity Payment options with an Increase option, these guaranteed payments will not change. Higher Annuity Payments may be made at the sole discretion of HMLIC.
Variable Annuity Payments—If You choose to receive Variable Annuity Payments, the dollar amount of Your payments will depend on: (i) Your Annuitized Value that is used to purchase Variable Annuity Payments on the Annuity Date; (ii) the assumed interest rate for the Contract (here 2%); and (iii) the performance of the Subaccounts You have selected. The amount of the first monthly Variable Annuity Payment is determined as described in the Contract. The amount of the first monthly Variable Annuity Payment varies with the form of Annuity Payment option payment selected and adjusted age of the Annuitant(s). Not all Subaccounts are available for Variable Annuity Payments.
The first monthly Variable Annuity Payment is used to calculate the number of Annuity Units for each subsequent monthly Annuity Payment. The number of Annuity Units remains constant over the payment period except when a joint and survivor option is chosen. In those cases, the number of Annuity Units will be reduced upon the death of either Annuitant to the survivor percentage elected.
The amount of monthly Annuity Payments following the first Variable Annuity Payment varies from month to month. Annuity Payments are determined each month by multiplying the Annuity Units by the applicable Annuity Unit Value at the date of payment.
Assumed Interest Rate—The assumed interest rate for this Contract is 2%. The investment multiplier is one divided by the sum of one plus the assumed interest rate and the mortality and expense risk fee, adjusted to a monthly rate.
Annuity Unit Value—The Annuity Unit Value for each Subaccount was initially established at $10.00.
•	The current Annuity Unit Value is equal to the prior Annuity Unit Value on the Valuation Date when payments were last determined, multiplied by the applicable net investment factor. This factor is computed by dividing the net asset value of a share of the Underlying Fund on the current Valuation Date, plus any dividends or other distributions, by the net asset value of a share on the Valuation Date of the preceding Valuation Period, and multiplying this result by the investment multiplier.
•	If the net investment factor is equal to one, then monthly payments from that Subaccount will remain level. If the net investment factor is greater than one, the monthly payments from that Subaccount will increase. Conversely, if the net investment factor is less than one, the payments from that Subaccount will decrease.
Not all Subaccounts may be available for Annuity Payments.
Misstatement of Age or Sex
If the age or sex of the Annuitant has been misstated, any Annuity Payment amount shall be adjusted to reflect the correct information. Any overpayments that have been made will be deducted from future payments, including interest of 2% per year. Any underpayments including 2% interest will be paid in one sum to the Contract Owner if living, otherwise to the beneficiary.
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Modification of the Contract
The Contract provides that it may be modified by HMLIC to maintain continued compliance with applicable state and federal laws. Contract Owners will be notified of any modification. Only officers designated by HMLIC may modify the terms of the Contract.
HMLIC reserves the right to offer Contract Owners, at some future date and in accordance with the requirements of the Investment Company Act of 1940, the option to direct their Net Premium payments to a Subaccount within the Separate Account other than one or more of those currently offered. If shares of the Underlying Funds are not available for purchase by the Separate Account, or if in the judgment of HMLIC further investment in these shares is no longer appropriate in view of the purposes of the Separate Account or Subaccount, then (i) shares of another portfolio may be substituted for the Underlying Fund shares held in the affected Subaccount and/or (ii) payments received after a date specified by HMLIC may be applied to the purchase of shares of another portfolio. No substitution will be made without prior approval of the SEC and any required Contract Owner approvals. Any substitution would be for shares of a portfolio with investment objectives similar to those of the Underlying Fund it replaces.
Tax Consequences
The following discussion of federal income tax consequences is only a brief summary and is not intended as tax advice. The tax rules governing the taxation and provisions of annuity contracts are extremely complex, often difficult to comprehend and may be changed at any time. This discussion does not address special rules, prior tax laws, gift, estate/transfer taxes, or state tax laws. A Contract Owner or a prospective Contract Owner should consult a qualified and competent tax advisor before taking any action that could have tax consequences.
On March 27, 2020 the “Coronavirus Aid, Relief, and Economic Security Act” (CARES Act) was signed into law and includes provisions affecting retirement plans. Significant changes affecting the tax consequences of purchasing an annuity contract are included in the discussion below as applicable and are subject to further clarification and change as guidance is issued.
Purchasing a Contract as an investment vehicle for a Qualified Plan does not provide any additional tax advantage beyond that already available through the qualified plan.
Tax Treatment of the Company and the Separate Account
Separate Account—The operations of the Separate Account form part of the operations of HMLIC and do not constitute a type of taxable entity distinct from Our other operations. Under present law, no federal income tax will be payable by HMLIC on the investment income and capital gains of the Separate Account if certain conditions are met.
Diversification Requirements—The IRC requires that the investments of the Separate Account be “adequately diversified” under Section 817(h) in order for the Contracts to be treated as annuity contracts for federal income tax purposes. Provided the investments of the Underlying Funds continue to meet the diversification requirements of IRC Section 817(h), the Contract Owner will not pay federal income tax on the investment earnings under a Contract until Annuity Payments begin or a surrender or withdrawal is made. The Separate Account intends to comply with these diversification requirements.
Contract Owner Control —In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts because of their ability to direct their investments to particular subaccounts of a separate account. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is limited guidance in this area, and some features of Our Contracts, such as the flexibility of a contract owner to allocate premium payments and transfer amounts among the subaccounts of the Separate Account, have not been explicitly addressed in published guidance. While We believe the Contracts do not give the Contract Owners investment control over Separate Account assets, We reserve the right to modify the Contracts as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.
Foreign Tax Credits—We may benefit from any foreign tax credits attributable to taxes paid by certain Underlying Funds to foreign jurisdictions to the extent permitted under federal law.
General Federal Income Tax Provisions
Deductibility of Premium Payments—Premium payments made to Non-Qualified Contracts are not deductible from current taxable income. Under certain circumstances premium payments made to Qualified Contracts may be excludible or deductible from current taxable income.
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Pre-Distribution Taxation of Contracts—Investment earnings credited to the Contract Owner’s account are generally not subject to current income tax until such amounts are distributed as defined by the IRC. However, certain assignments or pledges of a Contract or loans under a Contract may be treated as distributions and accelerate the taxability of investment earnings.
Early/Premature Distribution Tax—In the case of a distribution from a Contract, there may be imposed an additional tax (penalty tax) equal to 10% (25% for SIMPLE IRAs during the first two years) of the amount treated as income. In general, however, there is no penalty tax on distributions:
•	made on or after the Contract Owner reaches age 59½;
•	made on or after the death of a Contract Owner;
•	attributable to the Contract Owner becoming disabled; or
•	made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the Contract Owner or the joint lives or joint life expectancy of the Contract Owner and a beneficiary.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax advisor with regard to exceptions from the penalty tax.
Annuity Payments—Although tax consequences may vary depending on the payout option elected under a Contract, some or all of each Annuity Payment is generally taxed as ordinary income, while a portion may not be taxed. The determination of the amount of each Annuity Payment that is subject to current income tax depends upon the type of Contract and Your particular circumstances.
Death Benefits—Amounts may be distributed from a Contract because of the death of the Annuitant or Contract Owner. Such death benefits are not life insurance benefits. Generally, such amounts are includible in the income of the beneficiary as follows: (i) if distributed in a lump sum, they are taxed in the same manner as withdrawals from the Contract, or (ii) if distributed under an annuity payment, they are taxed in the same manner as Annuity Payments.
Contract Transactions—A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain Annuity Dates, or the exchange of a Contract may result in certain tax consequences to You that are not discussed herein. In addition, a transfer or assignment of a Contract that is a Qualified Contract is generally prohibited. A Contract Owner contemplating any such transaction should consult a tax advisor as to the tax consequences.
Withholding—Mandatory federal income tax is required to be withheld at the rate of 20% on eligible rollover distributions from Qualified Contracts. Exceptions to this rule include: distributions from traditional IRAs or Roth IRAs, non-taxable distributions, a direct rollover or direct transfer to an eligible retirement plan, periodic payments over the Contract Owner’s life expectancy or the joint life expectancy of the Contract Owner and the beneficiary, periodic payments over a period of ten years or more, required minimum distributions, and hardship distributions.
For all amounts not subject to the mandatory 20% withholding, federal income tax is generally required to be withheld unless the Contract Owner elects not to have federal income tax withheld. For periodic payments (Annuity Payments), the withholding is calculated similar to wage withholding. For all other payments withholding is at the rate of 10%. For periodic payments, HMLIC will notify the Contract Owner at least annually of his or her right to revoke the election not to have federal income tax withheld. State and/or local tax withholding may also apply.
Definition of Spouse under Federal Law—The right of a spouse to continue the Contract and all Contract provisions relating to spouses and spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Internal Revenue Service (“IRS”) guidance provides that civil unions and similar relationships recognized under state law are not marriages unless denominated as such.
Taxation of Non-Qualified Contracts
Generally all or a portion of any distribution from a Non-Qualified Contract will be taxable as ordinary income. The taxable amount will be dependent upon the type of distribution and the “investment in the contract”. The investment in the contract is generally the total of all premium payments and represents the portion of the Contract already taxed. The investment in the Contract is reduced by the portion of a withdrawal or other distribution not taxed. The remaining portion of the Contract is investment earnings, which have not yet been taxed.
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Withdrawals—If a withdrawal of less than the entire value of a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to current income tax up to the amount of the investment earnings in the Contract. For Contracts issued before August 14, 1982, the rules for determining the portion of any withdrawal that is treated as ordinary income subject to current income tax are different and You should consult with a tax advisor.
In the case of a withdrawal of the entire value of the Contract (a surrender), the amount received generally will be subject to current income tax only to the extent it exceeds the Contract Owner’s “investment in the contract”.
Annuity Payments—For Annuity Payments received under a Non-Qualified Contract a portion of each Annuity Payment will consist of both a return of the investment in the contract and investment earnings. The portion considered excludible from taxable income, or a return of the investment in the contract, is determined by the ratio of the total amount of the investment in the contract to the “expected return” under the Contract (exclusion ratio). Generally, the expected return is the total amount that can be expected to be received under the Contract. The calculation of the expected return will vary depending upon the payout options selected and ages of the Annuitants. When the investment in the contract has been recovered all future Annuity Payments will be fully taxable. For Annuity Payments that began before January 1, 1987, the exclusion ratio will apply to all payments received.
Partial Annuitization—If a portion of the account value of a Non-Qualified Contract is applied to purchase Annuity Payments and the Contract meets certain rules, that portion will be treated as a separate Contract with a pro-rata allocation of the investment in the contract and a separate Annuity Date for purposes of determining the income taxation of the Annuity Payments. The Annuity Payments must be made over a period of 10 years or more, or over the life expectancy of one or more Annuitants. Annuity Payments under a partial annuitization will be subject to income tax as discussed in the previous paragraph.
Early/Premature Distribution Tax—An additional tax (penalty tax) may also apply to premature distributions from a Non-Qualified Contract. A premature distribution is generally any distribution made before the Contract Owner reaches age 59½. The penalty tax is 10% of the amount of the payment that is includable in income.
Certain payments may be exempt from the penalty tax, such as payments made:
1)	after age 59½,
2)	as the result of death or disability,
3)	under an immediate annuity contract, and
4)	that are part of a series of substantially equal periodic payments over the life or life expectancy of the Contract Owner or the joint lives or joint life expectancy of the Contract Owner and a beneficiary.
Required Distributions Upon Death of the Contract Owner—The beneficiary of a Non-Qualified Contract is generally required to take distributions upon the death of the Contract Owner. Specifically, if the Contract Owner dies on or after the Annuity Date the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner’s death. If the Contract Owner dies prior to the Annuity Date, the entire interest in the Contract will be distributed within five years after the date of the Contract Owner’s death. There are two exceptions to the five-year rule: payments over the life expectancy, or a period not exceeding the life expectancy, of the designated beneficiary provided the payments begin within one year of the Contract Owner’s death, or, if the beneficiary is the surviving spouse, the spouse may treat the Contract as his or her own and continue the Contract. If the beneficiary is not a natural person, such as a trust or estate, the exceptions will not apply and the entire interest in the contract must be distributed within five years after the date of the Contract Owner’s death.
Multiple Contracts—All non-qualified deferred annuity contracts that are issued by Us (or Our affiliates) after October 21, 1988 to the same Contract Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Contract Owner’s income when a taxable distribution occurs.
Exchanges—Exchanges of Non-Qualified Contracts are an assignment of the accumulation in the Contract to another issuer and if completed in accordance with federal tax rules would not be includable in income until they are ultimately paid out to the Contract Owner.
Net Investment Income Tax—A net investment income tax of 3.8% applies to all or part of a taxpayer’s net investment income when certain thresholds are met. Net investment includes interest, dividend, and annuity income. However, distributions from Qualified Contracts are excluded from unearned investment income. The tax is assessed against the lesser of net investment income or the amount of modified adjusted gross income that exceeds $200,000 for single taxpayers and those filing as Head of Household, $250,000 for married filing jointly and $125,000 for married taxpayers filing separately.
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Taxation of Qualified Contracts
Qualified Retirement Plans receive tax-favored treatment under provisions of the IRC. Purchasing a Contract as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the qualified plan. In addition, Qualified Contracts issued under IRC Sections 403(b), 457(b) and 401 are subject to the terms of the employer’s plan, which may limit rights and options otherwise available under the Contract.
Contributions—Premium payments made to Qualified Contracts are generally not subject to current income tax at the time they are made. This includes salary reduction amounts made under a salary reduction agreement and non-elective contributions made by the employer. The exceptions to this are contributions to Roth IRAs, the amount of salary reductions designated as a Roth contribution (discussed below), and traditional IRA contributions determined to not be deductible. These contributions are all subject to income tax in the year they were made. Investment earnings credited to the Contract Owner’s account are generally not subject to current income tax until such amounts are distributed as defined by the IRC and the employer’s plan, if applicable. Distributions of investment earnings attributable to amounts from a Roth IRA or a designated Roth account may not be subject to income tax if certain conditions are met.
Section 403(b), 457(b) and 401(k) Qualified Retirement Plans are allowed to establish Designated Roth accounts within their plans. If this feature is included in the plan, the Contract Owner can designate some or all of his/her salary reduction contributions as Designated Roth contributions resulting in those designated amounts being includable in the Contract Owner’s income in the year they were made and subject to all wage withholding requirements.
Designated Roth contributions, combined with other salary reduction contributions, are subject to the annual limits discussed under the “Section 403(b) Tax-Deferred Annuity”, “457(b) Eligible Governmental Plan”, and “Section 401” sections, below. Designated Roth contributions are also subject to the same distribution restrictions and required minimum distributions as all other contributions in the plan.
A 403(b), 457(b)), or 401(k) Qualified Retirement Plan may allow amounts in non-Roth accounts to be converted to Designated Roth accounts. Amounts converted to a Designated Roth account are taxable as ordinary income in the year of conversion, but are not subject to the 10% penalty tax. However, if there is a distribution of these amounts within the next 5 years they may be subject to a recapture of the 10% penalty tax. Amounts converted to a Designated Roth account cannot be reversed.
Withdrawals—If a withdrawal of a portion or all (surrender) of the value of a Qualified Contract occurs, the entire amount received will be treated as ordinary income subject to current income tax unless the Contract Owner has an “investment in the contract”..” The investment in the contract is the total of all contributions with the exception of those that were excludible or deductible from income at the time made, and represents the portion of the Contract already taxed. When there is an investment in the contract, the amount of the withdrawal not subject to income tax is based upon the ratio of the investment in the contract to the total value immediately before the distribution.
For withdrawals from Roth IRAs or Designated Roth accounts in a 403(b), 457(b) or 401(k) Contract, if the distribution is a qualified distribution, earnings are not subject to income tax. A distribution from a Designated Roth account in a 403(b), 457(b) or 401(k) Contract is considered qualified if it is made more than five years after establishment of the account and made on or after the Contract Owner attains age 59 ½, dies or becomes disabled. A distribution from a Roth IRA is considered qualified if it is made at least five years after issuance of the Contract Owner’s first Roth IRA and after the Contract Owner attains age 59 ½, dies or becomes disabled, or is eligible for a qualified first-time homebuyer distribution. In addition, a Roth IRA Contract Owner may receive a distribution of after-tax contributions at any time.
Coronavirus Related Distributions—Under the CARES Act, between January 1, 2020 and December 31, 2020, an eligible individual may withdraw up to $100,000 from a Qualified Retirement Plan, including IRAs. The total aggregate of such distributions is limited to $100,000. The distribution is not eligible for rollover and is exempt from the early/premature distribution tax. While the distribution is subject to plan administrator approval it is not subject to other distribution restrictions. The distribution is includable in income ratably over a three-year period excluding any portion attributable to Roth type contributions or after-tax investment in the contract. Some or all of a distribution under this provision may be repaid to a Qualified Retirement Plan that accepts rollover contributions or to an IRA as a timely made direct rollover of an eligible rollover distribution.
An eligible individual is an individual, their spouse or dependent that has been diagnosed with the virus SARS-CoV-2 or with coronavirus disease 2019 (COVID-19) by a test approved by the Centers for Disease Control and Prevention or an individual who has experienced adverse financial consequences as a result of such disease (e.g. quarantine, furlough or laid off, reduction of work hours, unable to work due to lack of child care, loss of business, or other factors determined by the Secretary of Treasury).
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Loans, if not made within certain terms of the IRC, will be treated as distributions. Loans from Sections 403(b), 457(b) and 401(k) plans will generally not be treated as distributions if the terms of the loan require repayment within five years (except loans to acquire a home), substantially level payments over the term of the loan, and the loan amount to be limited to the lesser of $50,000 or 50% of the value of the Contract, and the loan is evidenced by a legally enforceable agreement. The IRC does not permit loans from IRAs, Roth IRAs, SIMPLEs or SEPs.
Coronavirus Loans—Under the CARES Act for loans made to eligible individuals, as defined above, during the 180-day period beginning with the date of enactment the loan amount limit is increased to the lesser of $100,000 or 100% of the value of the Contract. Loan payments due between March 27, 2020 and December 31, 2020 may be suspended for up to one year.
Annuity Payments—Annuity Payments received under a Qualified Contract will be treated as ordinary income subject to current income tax unless the Contract Owner has an investment in the contract. If the Contract Owner has an investment in the contract some portion of each Annuity Payment will be treated as ordinary income subject to current income tax based upon IRC Section 72 rules, the payment options selected, and age(s) of the Annuitant(s).
Annuity Payments from Roth IRAs or Designated Roth accounts in a 403(b), 457(b), or 401(k) Contract will not be subject to income tax if they are qualified distributions as defined above.
Rollovers—A rollover, including a direct rollover, is a distribution (cash or other assets) from an eligible retirement plan followed by a contribution to another eligible retirement plan and is not subject to current income tax. Distributions that include amounts already included in income (after-tax) can be rolled over but must occur via a direct rollover with separate accounting in the new retirement plan. A direct rollover is a transaction in which no payment or distribution of funds is made to the Contract Owner or other payee. Distributions that are properly rolled over are not includable in income until they are ultimately paid out of the new contract. For Section 403(b), 457(b) and 401 Contracts only amounts eligible for distribution can be rolled over.
Only one indirect rollover from an IRA to another, or the same, IRA can be made in any 12-month period. The limit will be applied by aggregating all individual IRAs, including Traditional, Roth SEP and SIMPLE. Trustee-to-trustee or issuer-to-issuer transfers are not limited, and conversions of Traditional IRAs to Roth IRAs are not limited.
Amounts under a Section 403(b) plan can be rolled over to another 403(b) plan, a traditional IRA, a SEP IRA, an eligible Section 457(b) governmental plan (provided it agrees to separate accounting), or a Section 401 plan. Amounts in a Designated Roth account of a Section 403(b) plan can only be rolled over to another Designated Roth account of a Section 403(b) plan, a 457(b) governmental plan, Section 401(k) plan, or to a Roth IRA.
Amounts under a traditional IRA can be rolled over to a Section 403(b) plan, another traditional IRA, a SEP IRA, an eligible Section 457(b) governmental plan (provided it agrees to separate accounting), or a Section 401 plan. After-tax contributions in a traditional IRA can only be rolled over into another IRA.
Amounts under a SIMPLE IRA can only be rolled over to another SIMPLE IRA during the first two years of participation. Thereafter, a SIMPLE IRA can be rolled over to a Section 403(b) plan, a traditional IRA, a SEP IRA, a Section 457 (b) plan (provided it agrees to separate accounting), or a Section 401 plan.
Amounts under a SEP IRA can be rolled over to a Section 403(b) plan, a traditional IRA, another SEP IRA, an eligible 457(b) governmental plan (provided it agrees to separate accounting), or a Section 401 plan.
Amounts under a Roth IRA can be rolled over to another Roth IRA.
Amounts under an eligible Section 457(b) governmental plan can be rolled over to a Section 403(b) plan, a traditional IRA, a SEP IRA, another eligible Section 457(b) governmental plan, or a Section 401 plan. Amounts in a Designated Roth account of a 457(b) governmental plan can only be rolled over to another Designated Roth account of a Section 403(b) plan, another Section 457(b) governmental plan, or a Section 401(k) plan, or to a Roth IRA.
Amounts under a Section 401 plan can be rolled over to a 403(b) plan, a traditional IRA, a SEP IRA, a Section 457(b) governmental plan (provided it agrees to separate accounting) or another Section 401 plan.
SIMPLE IRAs may accept rollovers from a 403(b) plan, 457(b) plan, 401 plan, traditional IRA, or SEP IRA after the first two years of participation in the SIMPLE IRA.
Beneficiaries may also make rollovers. If the beneficiary is the surviving spouse, the amount may be rolled over to his or her own eligible retirement plan, provided the plan accepts rollover contributions, to his or her own IRA or to an inherited IRA. If the beneficiary is not the spouse, the beneficiary may make a direct rollover to an inherited IRA or Roth IRA if from a decedent’s Roth 403(b), Roth 457(b), or Roth 401(k), which is subject to the inherited IRA minimum distribution rules.
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Transfers and Exchanges—For Qualified Contracts with the exception of Section 403(b) Contracts, a trustee-to-trustee or issuer-to-issuer transfer is a tax-free transfer from one Qualified Contract to a similar Qualified Contract that does not involve a distribution. Amounts that are properly transferred are not includable in income until they are ultimately paid out of the Contract.
For a Section 403(b) Contract, a transfer is the movement of all or some portion of the balance in the 403(b) Contract from one employer’s 403(b) plan to another employer’s 403(b) plan, and an exchange is the movement of all or some portion of the balance in a 403(b) Contract between investment providers in the same employer’s 403(b) plan. You should consult with a Your tax advisor for additional guidance on transfers and exchanges.
Early/Premature Distribution Tax—An additional tax (penalty tax) may also apply to premature distributions from a Qualified Contract. A premature distribution is generally any distribution made before the Contract Owner reaches age 59½. The penalty tax is 10% of the amount of the payment that is includable in income. The penalty tax increases to 25% for distributions from a SIMPLE IRA if made within the first two years of participation. The penalty tax does not apply to conversions of traditional IRAs or other eligible retirement plans to Roth IRAs and most distributions from Section 457(b) plans. However, it may apply if converted amounts are distributed during the five-year period beginning with the year of conversion.
Certain payments may be exempt from the penalty tax depending on the type of Qualified Contract such as payments made:
1)	after attainment of age 59½,
2)	as the result of death or disability,
3)	that are part of a series of substantially equal periodic payments over the life or life expectancy of the Contract Owner or the joint lives or joint life expectancy of the Contract Owner and another person,
4)	after separation from service and attainment of age 55,
5)	for medical care,
6)	under a qualified domestic relations order (QDRO),
7)	to correct excess contributions, and/or deferrals,
8)	in limited circumstances, to a reservist called to active duty after September 11, 2001,
9)	for a qualified birth or adoption, and
10)	Coronavirus Related Distribution made between January 1, 2020 and December 31, 2020.
If the Contract is a traditional IRA or Roth IRA, the exceptions above related to separation from service and QDRO do not apply and there are additional exceptions, which include a payment made:
for reimbursement of health insurance while the Contract Owner is unemployed, for qualified education expenses, and
for a qualified first-time home purchase.
Required Minimum Distributions—The Contract Owner of a Qualified Contract (other than a Roth IRA) is generally required to take certain required minimum distributions during the Contract Owner’s life, and the beneficiary designated by the Contract Owner is required to take the balance of the Contract value within certain specified periods following the Contract Owner’s death. Roth IRAs are not subject to the lifetime required minimum distribution requirements but are subject to the after-death distributions requirements described below.
The Contract Owner must take the first required minimum distribution by the required beginning date and subsequent required minimum distributions by December 31 of each year thereafter. Payments must be made over the life or life expectancy of the Contract Owner or the joint lives or joint life expectancy of the Contract Owner and the beneficiary. The amount of the required minimum distribution depends upon the Contract value and the applicable life expectancy. The required beginning date for traditional IRAs, SEPs, and SIMPLE IRAs is no later than April 1 of the calendar year following the calendar year in which the Contract Owner attains age 72 or attained age 70½. in 2019 and prior years. The required beginning date for Section 403(b) plans, Section 457(b) plans, and 401 plans is the later of April 1 of the calendar year following the calendar year in which the Contract Owner attains age 72 or attained age 70½. in 2019 and prior years or retires.
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Upon the death of the Contract Owner, the individual designated as the beneficiary must take a distribution of the entire account by December 31 of the calendar year containing the 10th anniversary of the Contract Owner’s death unless the beneficiary is considered an Eligible Designated Beneficiary. An Eligible Designated Beneficiary can take distributions annually over the beneficiary’s life expectancy as discussed below. An Eligible Designated Beneficiary is 1) a spouse, 2) a disabled individual, 3) a chronically ill individual, 4) an individual who is not more than 10 years younger than the Contract Owner, and 5) a minor child of the Contract Owner. For a minor child of the Contract Owner, distributions based on life expectancy can only be made until he/she reaches the age of majority. At that time the remaining balance will be required to be distributed within 10 years.
For Eligible Designated Beneficiaries, the beneficiary must take distributions under one of the following two rules:
1.	If the Contract Owner dies on or after the required beginning date any remaining balance must be distributed over the greater of the Contract Owner’s remaining life expectancy, or the beneficiary’s life expectancy.
2.	If the Contract Owner dies before the required beginning date, the balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the Contract Owner’s death or paid over the life expectancy of the beneficiary provided distributions begin by December 31 of the calendar year following the year of the Contract Owner’s death. If the beneficiary is the spouse, the spouse may defer payments until the end of the calendar year in which the Contract Owner would have reached age 72 or in the case of an IRA, treat the IRA as his or her own and roll over the Contract to a traditional IRA or any other eligible retirement plan. If the beneficiary is not the spouse, the beneficiary may make a direct rollover to an IRA that meets the IRC requirements of an “inherited IRA”.
If a beneficiary is not designated or is not an individual and the Contract Owner dies after the required beginning date distributions are required to be made over the Contract Owner’s remaining life expectancy, or if the Contract Owner dies before the required beginning date the entire balance must be distributed by December 31, of the fifth year following the Contract Owner’s death.
CARES Act waiver of required minimum distributions—For calendar year 2020 The CARES Act waives required minimum distributions from Qualified Retirement Plans and IRAs, including for individuals with a required beginning date of April 1, 2020. For instances where the beneficiary is required to complete a distribution within five years of the death of the owner, calendar year 2020 disregarded. Required minimum distributions already received may be treated as a direct rollover to a Qualified Retirement Plan or IRA.
Required Minimum Distribution Excise Tax—If the amount distributed from a Qualified Contract is less than the required minimum distribution for the year (discussed above), the Contract Owner is generally subject to a nondeductible excise tax of 50% on the difference between the required minimum distribution and the amount actually distributed.
Contribution Limitations and General Requirements Applicable to Qualified Retirement Plans
All contributions to Qualified Retirement Plans are subject to annual limitations imposed by the IRC and discussed below for each type of Qualified Retirement Plan. Employer contributions are subject to additional limitations and are not discussed here. In addition, employer sponsored retirement plans, such as Section 403(b), Section 457(b) Eligible Governmental, and Section 401, may impose restrictions on distributions other than those provided by the IRC.
403(b) Tax-Sheltered Plan—A 403(b) tax-sheltered plan is available for employees of public schools and certain organizations tax-exempt under Section 501(c)(3). Employee salary reduction contributions are limited to the lesser of $19,500 for 2020 or 100% of income. Employer contributions are subject to an additional annual limitation. A special catch-up contribution is available to certain Contract Owners who have 15 years of service with his or her current employer. Additional catch-up amounts, $6,500for 2020, may be contributed if the Contract Owner is age 50 or older. Both the maximum salary reduction contribution and additional amount if You are age 50 or older are indexed for inflation in future years. If permitted by Your retirement plan, some or all of Your salary reduction contributions may be treated as Designated Roth contributions (Roth 403(b)). Roth 403(b) contributions are salary reduction contributions that are irrevocably designated by You as not being excludable from income. Roth 403(b) Contributions and related earnings will be accounted for separately. Contributions and earnings are not included in the Contract Owner’s income until distributed with the exception of Roth 403(b) contributions which are included in income in the year contributed.
Distributions from Section 403(b) Contracts generally cannot be made until the Contract Owner attains age 59½. However, exceptions to this rule include severance from employment, death, disability and hardship and, generally, the balance in the Contract as of December 31, 1988. 403(b) Contract accumulations may be eligible for a tax-free rollover to an eligible retirement plan. Section 403(b) Contracts are subject to the required minimum distribution rules.
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408 Traditional IRA—Annual contributions to a traditional IRA are limited to $6,000for 2020. Additional catch-up contributions, up to $1,000 for 2020, may be made if the Contract Owner is age 50 or older. Both the annual and catch-up contribution limits are indexed for inflation in future years. Contribution limits to a traditional IRA are coordinated with Roth IRA contributions and combined cannot exceed the annual limit. The amount of any annual contribution that will be deductible from gross income is based upon the individual’s compensation, coverage under a retirement plan and filing status. For 2020, if the Contract Owner of the traditional IRA Contract is an active participant in another eligible retirement plan, the deduction phases out when modified adjusted gross income (“McAGI”) is between $65,000 and $75,000 for single filers and between $104,000 and $124,000for married individuals filing jointly and between $0 and $10,000 for married filing separately. If the Contract Owner is not an active participant in an employer’s retirement plan but the Contract Owner’s spouse is, the deduction phases out when AGI is between $196,000 and $206,000. Traditional IRA accumulations may be eligible for a tax-free rollover to another eligible retirement planor transfer to another traditional IRA (subject to the one rollover per year limitation discussed earlier under “Rollovers”). Traditional IRAs are subject to required minimum distribution rules.
Roth IRA—Annual contributions to a Roth IRA are limited to $6,000for 2020. Additional catch-up contributions, up to $1,000 for 2020, may be made if the Contract Owner is age 50 or older. Both the annual and catchup contribution limits are indexed for inflation in future years and combined cannot exceed the annual limit. Contributions to a traditional IRA are coordinated with Roth IRA contributions. The annual contribution has additional limitations based upon the Contract Owner’s income and filing status. The annual contribution maximum is phased out when AGI is between $124,000 and $139,000 for single taxpayers and those taxpayers filing as Head of Household, between $196,000 and $206,000for married taxpayers filing jointly and between $0 and $10,000 for married taxpayers filing separately. Contributions to a Roth IRA are not deductible and if the Contract Owner has held any Roth IRA for more than five years, certain qualified distributions are not includable in income (e.g., distributions made to a Contract Owner reaching age 59½ or becoming disabled). Traditional IRAs, SEP IRAs and SIMPLE IRAs (after 2 years of participation in a SIMPLE IRA) and other retirement plans can generally be converted to a Roth IRA. The converted amount is includable in income in the year of conversion. Beginning in 2018 a conversion from a traditional IRA, SEP, or SIMPLE to a Roth IRA can no longer be recharacterized as a traditional contribution. Roth IRAs can only be rolled over to other Roth IRAs (subject to the one rollover per year limitation discussed earlier under “Rollovers”). Roth IRAs are not subject to the required minimum distribution rules.
Savings Incentive Match Plan for Employees (SIMPLE IRA)—If the Contract is used for a SIMPLE IRA, the salary reduction limitation is $13,500 for 2020 and is indexed for inflation in future years. Additional catch-up contributions up to $3,000 for 2020may be made if the Contract Owner is age 50 or older. Employer contributions are required and are coordinated with other Qualified Retirement Plan contribution limitations. SIMPLE IRAs can accept rollovers during the first two years of participation in the SIMPLE IRA only from other SIMPLE IRAs. After the first two years of participation SIMPLE IRAs may accept rollovers from a 403(b) plan, 457(b) plan, 401 plan, traditional IRA, or SEP IRA. Rollovers from SIMPLE IRAs are similar to traditional IRAs except that rollovers during the first two years of participation are limited to other SIMPLE IRAs. Required minimum distribution rules apply the same as for traditional IRAs.
Simplified Employee Pension (SEP)—If the Contract is used for a SEP IRA plan and the Contract Owner has elected to make traditional IRA contributions, the same limitations regarding maximum contributions and deductibility apply as those described above under traditional IRAs. If the SEP is offered under a salary reduction basis (SARSEP), the limitation for salary reduction contributions is $19,500 for 2020 or 25% of compensation, whichever is less. The additional catch-up amount, up to $6,500 for 2020, may be contributed if the individual is age 50 or older. Both the annual and catch-up contributions are indexed for inflation in future years. New SARSEPs are not permitted after 1996, however, those in effect before 1997 may continue. Employer contributions are allowed subject to additional limitations and must be coordinated with other eligible retirement plan limitations. SEP IRA plans are subject to certain minimum participation and nondiscrimination requirements. Contributions and earnings are not includable in income until distributed. Rollover and required minimum distribution rules apply the same as for traditional IRAs.
457(b) Eligible Governmental Plan—A 457(b) deferred compensation plan is available for employees of eligible state or local governments. Employee salary reduction amounts are limited to the lesser of $19,500 for 2020 or 100% of includable compensation. Employer contributions are included in this annual limit and when combined with employee salary reduction amounts cannot exceed the annual limit. Additional catch-up amounts, up to $6,500 for 2020, may be contributed if the Contract Owner is age 50 or older. Both the maximum salary reduction amount and additional amount if You are age 50 or older are indexed for inflation in future years. An additional special catch-up contribution is allowed in the three years of employment before attaining normal retirement age as stated in the employer’s plan. If permitted by Your retirement plan, some or all of Your salary reduction contributions may be treated as Designated Roth contributions (Roth 457(b)). Roth 457(b) contributions are salary reduction
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contributions that are irrevocably designated by You as not being excludable from income. Roth 457(b) contributions and related earnings will be accounted for separately. Contributions and earnings are not included in the Contract Owner’s income until distributed with the exception of Roth 457(b) contributions which are included in income in the year contributed.
Distributions from 457(b) Contracts generally cannot be made until the Contract Owner attains age 59 ½ except for severance from employment or an unforeseeable emergency. Contract accumulations may be eligible for a tax free rollover to another eligible retirement plan. 457(b) Contracts are subject to the required minimum distribution rules.
401 plans—A 401 plan permits employers to establish various types of retirement plans (e.g., pension, money purchase, profit sharing, 401(k) plans) for their employees. Retirement plans established in accordance with IRC Section 401 may permit the purchase of annuity contracts to provide benefits under the plan. A retirement plan qualified under IRC Section 401 may be funded with employer contributions, employee contributions, or a combination of both. Contributions and earnings are not included in the Contract Owner’s income until distributed with the exception of designated Roth contributions and after-tax contributions. Distributions are generally not allowed prior to retirement and You should consult Your employer’s plan or with a tax advisor for additional information. 401 Contract accumulations may be eligible for a tax-free rollover to an eligible retirement plan. 401 Contracts are subject to the required minimum distribution rules.
Federal Estate Taxes
While no attempt is being made to discuss the federal estate tax implications of the Contract, purchasers of annuity contracts should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent may be included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor and/or a tax advisor for more information.
Gift and Generation-skipping Transfer Tax
The Gift and Generation-skipping Transfer Tax may apply when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. In addition, regulations issued under the IRC may require Us to deduct the tax from Your Contract, or from any applicable payment, and pay it directly to the Internal Revenue Service. Consult a tax advisor for more information.
Annuity Purchases by Nonresident Aliens and Foreign Corporations
The discussion above provides general information regarding U.S. federal income tax consequences to annuity contract purchasers who/that are U.S. citizens or residents. Annuity contract purchasers who/that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the annuity contract purchaser’s country of citizenship or residence. Prospective annuity contract purchasers are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.
Possible Tax Law Changes
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation, regulation, or otherwise. Consult a tax advisor with respect to legislative or regulatory developments and their effect on the Contract.
We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.
Other Information
Distribution of the Contract—The Contracts were offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of HM Investors. In addition, the Contracts may have been offered and sold through independent agents and other broker-dealers. HMLIC has entered into a distribution agreement with its affiliate, HM Investors, principal underwriter of the Separate Account. HM Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker-dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of FINRA and is a wholly-owned subsidiary of Horace Mann Educators Corporation. Sales commissions are paid by HMLIC to HM Investors and
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other broker-dealers and range from 1.00% to 8.00% of premium payments received. No specific charge is assessed directly to Contract Owners or to the Separate Account to cover the commissions and endorsement-related payments. We do intend to recover the amount of these commissions and other sales expenses and incentives We pay, however, through the fees and charges collected under the Contract and other corporate revenue.
Association Relationships—HMLIC or an affiliate has relationships with various education associations and school administrator associations. Under these relationships, HMLIC or an affiliate may pay the association for certain special functions, advertising, and similar services, including but not limited to the following:
•	Providing HMLIC or an affiliate with access to and opportunities to market its products to association members;
•	Allowing HMLIC or an affiliate to sponsor and promote scholarship and awards programs;
•	Allowing HMLIC or an affiliate to sponsor and/or attend (and market its products at) association meetings, conferences, or conventions; and
•	Allowing HMLIC or an affiliate to conduct workshops for association members.
Certain education associations endorse various insurance products of HMLIC or an affiliate. Neither HMLIC nor any of its affiliates pays any consideration solely in exchange for product endorsements.
Legal Proceedings — HMLIC, like other life insurance companies, is involved on occasion in lawsuits. Although the outcome of any litigation cannot be predicted with certainty, HMLIC believes that no pending or threatened lawsuits are likely to have a material adverse effect on the Separate Account, on the ability of HM Investors to perform under its principal underwriting agreement, or on HMLIC’s ability to meet its obligations under the Contract.
Registration Statement— A registration statement has been filed with the SEC under the Securities Act of 1933 with respect to the Contract. This prospectus summarizes the material rights granted under and features of the Contract.
This prospectus does not contain all information set forth in the registration statement, its amendments and exhibits. For a complete statement of the terms thereof, reference is made to these instruments as filed.
Communications to Contract Owners—To ensure receipt of communications, Contract Owners must notify HMLIC of address changes. Notice of a change in address may be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785, by calling (800) 999-1030 (toll-free) or by accessing HMLIC’s website at horacemann.com and sending a message through the “Message Center” in the “My Account” section.
HMLIC will attempt to locate Contract Owners for whom no current address is on file. In the event HMLIC is unable to locate a Contract Owner, HMLIC may be forced to surrender the value of the Contract to the Contract Owner’s last known state of residence in accordance with the state’s abandoned property laws.
Contract Owner Inquiries—A toll-free number, (800) 999-1030, is available to telephone HMLIC’s Annuity Customer Service Department. Written questions should be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657 or by accessing HMLIC’s website at horacemann.com and sending a message through the “Message Center” in the “My Account” section.
Forms Availability—Specific forms are available from HMLIC to aid the Contract Owner in effecting many transactions allowed under the Contract. These forms may be obtained by calling the Annuity Customer Service Department toll-free at (800) 999-1030 or may be downloaded from Our secure website at horacemann.com.
Investor Information from FINRA—Information about HM Investors and Your agent is available from FINRA at www.finra.org or by calling (800) 289-9999 (toll-free).
35

(2)If you purchased this product the surrender charges would have been year 1, 9%, year 2, 8%, year 3, 7%, year 4, 6%, year 5, 5%, year 6, 4%, year 7, 3%, year 8, 2%, year 9, 1% thereafter 0%.

Table of Contents for the Statement of Additional Information
A copy of the Statement of Additional Information providing more detailed information about the Separate Account is available, without charge, upon request. The Table of Contents of this Statement of Additional Information follows:
Topic	Page
General Information and History	3
Underwriter	4
Independent Registered Public Accounting Firm	4
Financial Statements	4
To receive, without charge, a copy of the Statement of Additional Information for the Separate Account, please complete the following request form and mail it to the address indicated below, send it by telefacsimile (FAX) transmission to (877) 832-3785 or telephone (800) 999-1030 (toll-free).
Horace Mann Life Insurance Company
P.O. BOX 4657
Springfield, Illinois 62708-4657
Please provide free of charge the following information:
______ Statement of Additional Information dated May 1, 2020 for the Separate Account
Please mail the above document to:

(Name)

(Address)

(City/State/Zip)
To receive prospectuses and other annuity-related documents electronically, sign-up for eDelivery. Visit www.horacemann.com to register or log into your account. Your eDelivery preferences can be found on the eCommunications tab in My Profile.
This prospectus and the underlying fund prospectuses are also available online at www.horacemann.com. To access this information click on “Retirement”, the tax type of your annuity and then “Prospectuses Online” in the “Annuity Resources” box.
36

Appendix A: Condensed Financial Information

The following schedule includes Accumulation Unit Values for the periods indicated. This data has been taken from the Separate Account financial statements. The information should be read in conjunction with the financial statements of the Separate Account and the related notes that are included in the Statement of Additional Information.
The Separate Account was established in 1965—The following information is taken from the Separate Account financial statements. The financial statements and reports are contained in the Annual Report for the Separate Account and are incorporated herein by reference and may be obtained by calling or writing HMLIC. The Wilshire VIT Global Allocation Fund, commenced operations on January 1, 1983.The T. Rowe Price Government Money Market Portfolio, Wilshire Variable Insurance Trust 2015 ETF Fund, Wilshire Variable Insurance Trust 2025 ETF Fund, and Wilshire Variable Insurance Trust 2035 ETF Fund, were added to the Separate Account on May 1, 2006. The BNY Mellon Investment Portfolios: Small Cap Stock Index Portfolio was added on May 1, 2008. The Calvert VP S&P MidCap 400 Index and Templeton Global Bond VIP Fund were added to the Separate Account on May 1, 2010. The Lord Abbett Series Developing Growth Portfolio was added to the Separate Account on May 1, 2013. The American Funds IS New World Fund, American Funds IS Managed Risk Asset Allocation Fund, American Funds IS Growth Fund and American Funds IS Blue Chip Income and Growth Fund were added to the Separate Account on May 1, 2014. The Fidelity VIP Freedom 2015 SC2, Fidelity VIP Freedom 2025 SC2, Fidelity VIP Freedom 2035 SC2, Fidelity VIP Freedom 2045 SC2, Fidelity VIP FundsManager 20% SC2, Fidelity VIP FundsManager 50% SC2, Fidelity VIP FundsManager 60% SC2, Fidelity VIP FundsManager 70% SC2, Fidelity VIP FundsManager 85% SC2, Fidelity VIP Real Estate SC2, Franklin High Income VIP Fund, JPMorgan SmallCap Value and MFS Mid Cap Value Portfolio were added to the Separate Account on May 1, 2015. The BlackRock High Yield V.I. III Portfolio was added to the Separate Account on May 1, 2017. The ClearBridge Variable Small Cap Growth I, MFS VIT II International Growth Service Class and Vanguard VIF Global Bond Index were all added to the Separate Account on May 1, 2019. The Fidelity VIP Freedom 2055 SC2 and Fidelity VIP Freedom 2065 SC2 were added to the Separate Account on May 1, 2020, therefore no information is included in the table below. All other Underlying Funds not specified above were added to the Separate Account on August 9, 2000.
1.25 M&E
Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
American Funds IS Blue Chip Growth and Income Fund	12/31/2019	$ 17.38	$ 20.78	866,781
	12/31/2018	19.32	17.38	829,571
	12/31/2017	16.76	19.32	761,944
	12/31/2016	14.32	16.76	574,430
	12/31/2015	14.98	14.32	319,890
	12/31/2014	13.62*	14.98	84,547
American Funds IS Growth Fund	12/31/2019	$118.55	$152.74	174,725
	12/31/2018	120.65	118.55	160,994
	12/31/2017	95.44	120.65	136,804
	12/31/2016	88.47	95.44	107,125
	12/31/2015	84.04	88.47	60,626
	12/31/2014	78.04*	84.04	16,334
American Funds IS Managed Risk Asset Allocation Fund	12/31/2019	$ 13.43	$ 15.65	422,437
	12/31/2018	14.30	13.43	383,142
	12/31/2017	12.61	14.30	349,102
	12/31/2016	11.90	12.61	246,112
	12/31/2015	12.18	11.90	181,084
	12/31/2014	11.93*	12.18	94,681
37

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
American Funds IS New World Fund	12/31/2019	$ 24.33	$ 30.96	418,837
	12/31/2018	28.74	24.33	400,023
	12/31/2017	22.54	28.74	362,836
	12/31/2016	21.73	22.54	329,067
	12/31/2015	22.77	21.73	82,419
	12/31/2014	24.81*	22.77	22,324
BlackRock High Yield Fund V.I. III	12/31/2019	$ 7.25	$ 8.22	110,639
	12/31/2018	$ 7.56	$ 7.25	58,728
	12/31/2017	7.38*	7.56	35,777
BNY Mellon Small Cap Stock Index Portfolio – Service Shares (formerly Dreyfus)	12/31/2019	$ 30.98	$ 37.39	3,722,870
	12/31/2018	34.46	30.98	3,864,269
	12/31/2017	31.04	34.46	4,076,987
	12/31/2016	24.99	31.04	4,198,715
	12/31/2015	25.91	24.99	238,601
	12/31/2014	24.95	25.91	152,744
	12/31/2013	17.95	24.95	111,060
	12/31/2012	15.70	17.95	60,619
	12/31/2011	15.80	15.70	47,441
	12/31/2010	12.71	15.80	39,366
Calvert VP S&P Mid Cap 400 Index Portfolio	12/31/2019	$122.06	$151.38	1,622,088
	12/31/2018	139.78	122.06	1,711,073
	12/31/2017	122.40	139.78	1,812,265
	12/31/2016	103.29	122.40	1,884,833
	12/31/2015	107.70	103.29	67,674
	12/31/2014	100.05	107.70	38,809
	12/31/2013	76.45	100.05	29,534
	12/31/2012	66.15	76.45	13,690
	12/31/2011	68.65	66.15	7,629
	12/31/2010	63.50*	68.65	1,871
ClearBridge Variable Small Cap Growth I	12/31/2019	$ 28.49*	$ 30.05	12,110
Fidelity ® VIP Freedom 2015 PortfolioSM SC2	12/31/2019	$ 13.64	$ 15.89	92,293
	12/31/2018	14.58	13.64	76,179
	12/31/2017	12.86	14.58	73,662
	12/31/2016	12.34	12.86	40,357
	12/31/2015	12.95*	12.34	15,585
Fidelity ® VP Freedom 2025 PortfolioSM SC2	12/31/2019	$ 14.44	$ 17.33	541,824
	12/31/2018	15.68	14.44	487,403
	12/31/2017	13.51	15.68	444,405
	12/31/2016	12.90	13.51	268,364
	12/31/2015	13.63*	12.90	82,107
Fidelity ® VIP Freedom 2035 PortfolioSM SC2	12/31/2019	$ 21.90	$ 27.52	618,148
	12/31/2018	24.51	21.90	529,286
	12/31/2017	20.16	24.51	431,819
	12/31/2016	19.16	20.16	292,134
	12/31/2015	20.44*	19.16	135,920
38

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Fidelity ® VIP Freedom 2045 PortfolioSM SC2	12/31/2019	$ 20.68	$ 26.19	475,037
	12/31/2018	$ 23.30	$ 20.68	396,113
	12/31/2017	19.13	23.30	310,416
	12/31/2016	18.18	19.13	179,513
	12/31/2015	19.39*	18.18	60,078
Fidelity ® VIP FundsManager 20% SC2	12/31/2019	$ 11.50	$ 12.51	274,467
	12/31/2018	11.86	11.50	306,663
	12/31/2017	11.21	11.86	355,913
	12/31/2016	11.05	11.21	339,839
	12/31/2015	11.36*	11.05	20,500
Fidelity ® VIP FundsManager 50% SC2	12/31/2019	$ 12.88	$ 14.97	615,847
	12/31/2018	$ 13.78	$ 12.88	588,429
	12/31/2017	12.22	13.78	599,722
	12/31/2016	11.88	12.22	542,606
	12/31/2015	12.38*	11.88	20,276
Fidelity ® VIP FundsManager 60% SC2	12/31/2019	$ 12.22	$ 14.51	2,609,271
	12/31/2018	13.24	12.22	2,610,588
	12/31/2017	11.48	13.24	2,539,597
	12/31/2016	11.10	11.48	2,327,991
	12/31/2015	11.61*	11.10	224,626
Fidelity ® VIP FundsManager 70% SC2	12/31/2019	$ 13.40	$ 16.21	2,017,621
	12/31/2018	14.70	13.40	1,940,336
	12/31/2017	12.51	14.70	1,806,160
	12/31/2016	12.08	12.51	1,651,114
	12/31/2015	12.68*	12.08	148,561
Fidelity ® VIP FundsManager 85% SC2	12/31/2019	$ 13.52	$ 16.84	1,240,753
	12/31/2018	$ 15.06	$ 13.52	1,164,789
	12/31/2017	12.40	15.06	1,069,933
	12/31/2016	11.90	12.40	904,565
	12/31/2015	12.57*	11.90	90,415
Fidelity ® VIP Index 500 Portfolio SC2	12/31/2019	$304.33	$393.84	1,334,220
	12/31/2018	323.48	304.33	1,404,988
	12/31/2017	269.76	323.48	1,479,703
	12/31/2016	244.76	269.76	1,530,551
	12/31/2015	245.18	244.76	420,315
	12/31/2014	219.12	245.18	408,920
	12/31/2013	168.15	219.12	406,436
	12/31/2012	147.21	168.15	401,405
	12/31/2011	146.39	147.21	411,762
	12/31/2010	129.13	146.39	418,636
39

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Fidelity ® VIP Investment Grade Bond Portfolio SC2	12/31/2019	$ 21.63	$ 23.37	1,402,303
	12/31/2018	22.08	21.63	1,420,337
	12/31/2017	21.50	22.08	1,434,217
	12/31/2016	20.83	21.50	1,343,431
	12/31/2015	21.28	20.83	1,321,951
	12/31/2014	20.40	21.28	1,262,579
	12/31/2013	21.08	20.40	1,265,188
	12/31/2012	20.21	21.08	1,240,859
	12/31/2011	19.11	20.21	1,202,724
	12/31/2010	17.99	19.11	1,205,363
Fidelity ® VIP Overseas Portfolio SC2(2)	12/31/2019	$ 27.20	$ 34.25	1,849,366
	12/31/2018	32.43	27.20	1,908,726
	12/31/2017	25.26	32.43	1,917,665
	12/31/2016	27.00	25.26	1,939,864
	12/31/2015	26.46	27.00	1,899,799
	12/31/2014	29.22	26.46	1,873,166
	12/31/2013	22.72	29.22	1,789,436
	12/31/2012	19.11	22.72	1,757,816
	12/31/2011	23.40	19.11	1,734,674
	12/31/2010	20.99	23.40	1,660,609
Fidelity ® VIP Real Estate SC2	12/31/2019	$ 19.61	$ 23.81	766,410
	12/31/2018	21.23	19.61	779,254
	12/31/2017	20.71	21.23	767,550
	12/31/2016	19.88	20.71	723,340
	12/31/2015	19.45*	19.88	42,993
JPMorgan Insurance Trust U.S. Equity Portfolio	12/31/2019	$ 32.32	$ 42.06	891,206
	12/31/2018	34.88	32.32	921,779
	12/31/2017	28.87	34.88	955,114
	12/31/2016	26.35	28.87	966,155
	12/31/2015	26.45	26.35	974,651
	12/31/2014	23.51	26.45	936,395
	12/31/2013	17.47	23.51	985,859
	12/31/2012	15.03	17.47	1,049,270
	12/31/2011	15.51	15.03	1,127,274
	12/31/2010	13.82	15.51	1,178,422
JPMorgan Small Cap Value Fund(1)	12/31/2019	$ 26.76	$ 31.41	73,977
	12/31/2018	31.62	26.76	71,753
	12/31/2017	31.11	31.62	58,284
	12/31/2016	24.25	31.11	35,038
	12/31/2015	26.64*	24.25	15,233
40

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Lord Abbett Series Fund Developing Growth Portfolio(2)	12/31/2019	$ 30.32	$ 39.46	174,322
	12/31/2018	29.27	30.32	175,270
	12/31/2017	22.81	29.27	145,357
	12/31/2016	23.71	22.81	115,297
	12/31/2015	26.16	23.71	88,954
	12/31/2014	25.54	26.16	37,906
	12/31/2013	18.17*	25.54	18,394
MFS VIT II International Growth Service	12/31/2019	$ 14.68*	$ 15.95	29,777
MFS VIT III Mid Cap Value Portfolio, Service Class	12/31/2019	$ 10.52	$ 13.58	278,561
	12/31/2018	12.05	10.52	260,566
	12/31/2017	10.76	12.05	246,389
	12/31/2016	9.41	10.76	171,370
	12/31/2015	10.14*	9.41	53,993
T. Rowe Price Government Money Portfolio	12/31/2019	$ 0.97	$ 0.98	15,454,300
	12/31/2018	0.97	0.97	15,853,757
	12/31/2017	0.98	0.97	16,101,642
	12/31/2016	0.99	0.98	5,919,496
	12/31/2015	1.01	0.99	5,933,694
	12/31/2014	1.02	1.01	5,839,342
	12/31/2013	1.03	1.02	6,140,883
	12/31/2012	1.04	1.03	7,076,553
	12/31/2011	1.06	1.04	6,854,771
	12/31/2010	1.07	1.06	4,783,922
Templeton Global Bond VIP Fund - Class 4(2)	12/31/2019	$ 21.67	$ 21.80	195,786
	12/31/2018	21.54	21.67	195,130
	12/31/2017	21.43	21.54	195,098
	12/31/2016	21.09	21.43	184,128
	12/31/2015	22.34	21.09	170,846
	12/31/2014	22.24	22.34	145,278
	12/31/2013	22.18	22.24	125,335
	12/31/2012	19.53	22.18	85,082
	12/31/2011	19.96	19.53	57,628
	12/31/2010	19.18*	19.96	28,377
Wells Fargo VT Discovery FundSM	12/31/2019	$ 39.09	$ 53.68	673,639
	12/31/2018	42.60	39.09	681,752
	12/31/2017	33.40	42.60	702,867
	12/31/2016	31.41	33.40	709,795
	12/31/2015	32.28	31.41	715,253
	12/31/2014	32.57	32.28	683,248
	12/31/2013	22.92	32.57	681,544
	12/31/2012	19.71	22.92	674,385
	12/31/2011	19.86	19.71	699,217
	12/31/2010	14.83	19.86	686,581
Vanguard VIF Global Bond Index	12/31/2019	$ 20.35*	$ 21.24	27,827
41

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Wilshire VIT Global Allocation Fund	12/31/2019	$ 29.26	$ 34.23	13,956,378
	12/31/2018	31.97	29.26	15,145,242
	12/31/2017	28.10	31.97	12,168,847
	12/31/2016	26.94	28.10	13,197,643
	12/31/2015	27.28	26.94	14,568,048
	12/31/2014	27.02	27.28	15,901,396
	12/31/2013	23.12	27.02	5,503,321
	12/31/2012	20.88	23.12	6,051,844
	12/31/2011	21.27	20.88	6,829,381
	12/31/2010	19.41	21.27	7,536,507
*	Inception price on date Underlying Fund was added to the Separate Account.
(1)	These Subaccounts are not available as investment options in Non-Qualified Contracts.
(2)	On and after May 1, 2019, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccounts.
However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts:
Fidelity VIP Overseas Portfolio SC2
Lord Abbett DevelopingGrowth Portfolio
Templeton Global Bond Securities Fund Class 4
42

Variable Solutions II and Maximum Solutions II Individual Flexible Premium Deferred Variable Annuity Contracts funded through Horace Mann Life Insurance Company Separate Account of Horace Mann Life Insurance Company
May 1, 2020
This prospectus describes an individual flexible premium deferred variable annuity contract issued by Horace Mann Life Insurance Company (“HMLIC”). Certain of these Contracts were issued in connection with retirement plans or arrangements, which may qualify for special tax treatment under the Internal Revenue Code of 1986 as amended (“IRC”).These Contracts are no longer sold by HMLIC. The investment choices under the Contracts are a fixed account that credits a specified guaranteed interest rate, and the HMLIC Separate Account. Amounts allocated or transferred to the HMLIC Separate Account as directed by a Contract Owner are invested in one or more of the Subaccounts (sometimes referred to as variable investment options). Each Subaccount purchases shares in a corresponding Underlying Fund. The Underlying Funds are:
Lifecycle/Target Date Funds
Fidelity® VIP Freedom 2015 Portfolio℠ SC2
Fidelity® VIP Freedom 2025 Portfolio℠ SC2
Fidelity® VIP Freedom 2035 Portfolio℠ SC2
Fidelity® VIP Freedom 2045 Portfolio℠ SC2
Fidelity® VIP Freedom 2055 Portfolio℠ SC2
Fidelity® VIP Freedom 2065 Portfolio℠ SC2
Asset Allocation Funds
Fidelity® VIP FundsManager® 20% SC2
Fidelity® VIP FundsManager® 50% SC2
Fidelity® VIP FundsManager® 60% SC2
Fidelity® VIP FundsManager® 70% SC2
Fidelity® VIP FundsManager® 85% SC2
Large Company Stock Funds
Large Value
American Funds IS Blue Chip Income and Growth Fund Class 4
Large Blend
Fidelity® VIP Index 500 Portfolio SC 2
JPMorgan Insurance Trust U.S. Equity Portfolio
Large Growth
American Funds IS Growth Fund Class 4
Mid-Size Company Stock Funds
Mid Value
MFS VIT III Mid Cap Value Portfolio, Service Class
Mid Blend
Calvert VP S&P Mid Cap 400 Index
Mid Growth
Wells Fargo VT Discovery FundSM
Small Company Stock Funds
Small Value
JPMorgan Small Cap Value Fund(1)
Small Blend
BNY Mellon Investment Portfolios: Small Cap Stock Index Portfolio—Service Shares
Small Growth
Lord Abbett Series Fund - Developing Growth Portfolio(2)
Clearbridge Variable Small Cap Growth I
International Stock Funds
Developed Markets
Fidelity® VIP Overseas Portfolio SC 2(2)
MFS VIT II International Growth Portfolio, Service Class
Emerging Markets
American Funds IS New World Fund Class 4
Real Estate
Fidelity® VIP Real Estate SC2
Bond Funds
Corporate Bond
Fidelity® VIP Investment Grade Bond Portfolio SC 2
Global Bond
Templeton Global Bond VIP Fund—Class 4(2)
Vanguard® VIF Global Bond Index
High Yield Bond
BlackRock High Yield V.I. III
Balanced Funds
American Funds IS Managed Risk Asset Allocation Fund P2
Wilshire VIT Global Allocation Fund
Money Market
T. Rowe Price Government Money Portfolio

(1)	This Subaccount is not available as an investment option in Non-Qualified Contracts.
(2)	On and after May 1, 2015, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts:
Fidelity ® VIP Overseas Portfolio SC2 Lord Abbett Series Fund - Developing Growth Portfolio Templeton Global Bond VIP Fund – Class 4
Trademarks used in this document are owned by and used with the permission of the appropriate company.
This prospectus sets forth the information an investor should know before purchasing or making additional premium payments to a Contract and should be kept for future reference. Additional information about the HMLIC Separate Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated May 1, 2020. The Statement of Additional Information is incorporated by reference and is available upon request, without charge. You may obtain the Statement of Additional Information by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785 or by telephoning (800) 999-1030 (toll-free). The table of contents of the Statement of Additional Information appears at the end of this prospectus.

The Securities and Exchange Commission maintains a website (www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information that the HMLIC Separate Account files electronically with the Securities and Exchange Commission.
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
THE ANNUITIES OFFERED BY HMLIC ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. THEY ARE NOT DEPOSITS OF, OBLIGATIONS OF, OR GUARANTEED BY ANY BANK. THEY INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
The date of this prospectus is May 1, 2020.
2

3

Definitions

Accumulation Unit: A unit of measurement used to determine the value of a Contract Owner’s interest in a Subaccount before Annuity Payments begin.
Accumulation Unit Value: The value of an Accumulation Unit on any Valuation Date.
Annuitant: The natural person whose life determines the Annuity Payments made under a Contract.
Annuitized Value: The amount applied to purchase Annuity Payments. It is equal to the Total Accumulation Value on the Annuity Date, less any applicable premium tax.
Annuity Date: The date Annuity Payments begin. The individual Contracts offered by this prospectus describe the criteria for determining Annuity Dates.
In addition, Qualified Contracts often have certain limitations upon election of an Annuity Date. Generally, distributions under Qualified Contracts (except Roth IRAs) must begin by April 1 following the calendar year in which the Contract Owner reaches age 72. See “Tax Consequences— Taxation of Qualified Plans—Required Minimum Distributions.”
Annuity Payments: A series of payments beginning on the Annuity Date.
Annuity Period: The period during which Annuity Payments are made.
Annuity Unit: A unit of measurement used in determining the amount of a Variable Annuity Payment during the Annuity
Period.
Annuity Unit Value: The value of an Annuity Unit on any Valuation Date.
Contract: The individual flexible premium deferred variable annuity contracts this prospectus offers.
Contract Owner (You, Your): The individual or entity to whom the Contract is issued.
Contract Year: A year measured from the date a Contract was issued to an individual Contract Owner and each anniversary of that date.
FINRA: The Financial Industry Regulatory Authority was created in July 2007 through the consolidation of National Association of Securities Dealers (NASD) and the member regulation, enforcement and arbitration functions of the New York Stock Exchange (“NYSE”).
Fixed Annuity Payments: Annuity Payments that do not participate in the investment experience of any Subaccount.
Fixed Cash Value: The dollar value of the fixed account under the Contract prior to the time Annuity Payments begin.
HMLIC, We, Us, Our: Horace Mann Life Insurance Company.
Home Office: The mailing address and telephone number of Our Home Office are: P.O. Box 4657, Springfield, Illinois 62708-4657; (800) 999-1030. Our street address is 1 Horace Mann Plaza, Springfield, Illinois 62715-0001.
Mutual Fund(s): Open-end management investment companies. These companies are generally registered under the Investment Company Act of 1940.
Net Premium: The balance of each premium payment received by HMLIC after deducting any applicable premium taxes.
Non-Qualified Contract: A Contract that is not issued under an employer sponsored retirement plan or individual retirement account.
Qualified Contract: The term “Qualified Contract” in this prospectus will be used to describe the following Contracts: Internal Revenue Code (“IRC”) Section 403(b) tax sheltered annuity (“403(b) Contract”); IRC Section 408 individual retirement annuity (“traditional IRA Contract”); IRC Section 408A Roth individual retirement annuity (“Roth IRA Contract”); IRC Section 408(p) Savings Incentive Match Plan for Employees of small employers individual retirement annuity (“SIMPLE Contract”); IRC Section 408(k) simplified employee pension (“SEP Contract”); IRC Section 457(b) eligible governmental deferred compensation plan annuity (“457(b) Contract”); and IRC 401 qualified annuity (“401 Contract”).
Qualified Retirement Plan: Employer retirement plans established under IRC Sections 401(a) or 403(b) or 457(b) and individual retirement arrangements under IRC Sections 408 and 408A.
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Required Minimum Distribution: The amount required to be withdrawn from Your Contract after You reach age 72 or upon Your death. “See Tax Consequences – Required Minimum Distributions”.
Separate Account: The Horace Mann Life Insurance Company Separate Account, a segregated variable investment account consisting of Subaccounts each of which invests in a corresponding Underlying Fund. The Separate Account was established by HMLIC under Illinois law and is registered as a unit investment trust under the Investment Company Act of 1940.
Subaccount: A division of the Separate Account that invests in shares of the corresponding Underlying Fund. Certain Subaccounts are not available for investment under Non-Qualified Contracts.
Surrender Charge: (a contingent deferred sales charge) An amount kept by HMLIC if a withdrawal is made or if the Contract is surrendered. The charge is intended to compensate HMLIC for the cost of selling the Contract.
Total Accumulation Value: The sum of the Fixed Cash Value and the Variable Cash Value before Annuity Payments begin.
Underlying Funds: All Mutual Funds listed in this document that are available for investment by the Separate Account.
Valuation Date: Any day on which the NYSE is open for trading and on which the net asset value of each share of the Underlying Funds is determined. The Valuation Date ends at 3:00 p.m. Central Time, or the close of the NYSE, if earlier. We deem receipt of any Net Premium or transaction request to occur on a particular Valuation Date if We receive the Net Premium or transaction request (in either case, with all required information and documentation) at Our Home Office before 3:00 p.m. Central Time or the close of NYSE, if earlier on that day. If received at or after 3:00 p.m. Central Time or the close of the NYSE , if earlier, We deem receipt to occur on the following Valuation Date.
Valuation Period: The period from the end of a Valuation Date to the end of the next Valuation Date, excluding the day the period begins and including the day it ends.
Variable Annuity Payments: Annuity Payments that participate in the investment experience of one or more Subaccounts.
Variable Cash Value: The dollar value of the Separate Account investment options under the Contract before Annuity Payments begin.
Summary

This summary is intended to provide a brief overview of the more significant aspects of the Contract(s). More detailed information about material rights and features under the Contract can be found elsewhere in this prospectus and in the Separate Account Statement of Additional Information. This prospectus discloses all material features and benefits of the Contract. This prospectus is intended to serve as a disclosure document that focuses on the variable portion of the Contracts only. For information regarding the fixed portion, refer to the Contract(s).
For a brief overview of product-specific information for the Contract You own, see the “Individual Product Information” section of this prospectus.
Detailed information about the Underlying Funds is contained in each Underlying Fund’s prospectus and in each Underlying Fund Statement of Additional Information.
The expenses for the Underlying Funds, including advisory and management fees, are found in each Underlying Fund’s prospectus.
To determine the Contract You own, look in the bottom left-hand corner of Your Contract for the form number. This prospectus applies to all HMLIC Contracts with a form number of IC-450 or IC-451 immediately followed by any combination of 3 letters and/or numbers.
What is the “Separate Account?”
The Separate Account segregates assets dedicated to the variable portion of the Contracts offered herein. The Separate Account is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 (“1940 Act”) as a unit investment trust. The Separate Account consists of Subaccounts, each investing in shares of a corresponding Underlying Fund.
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Who may purchase the Contracts offered by this prospectus?
These Contracts are no longer offered for sale. The Contracts are designed for individuals seeking long-term, tax-deferred accumulation of funds. Purchasing a Contract as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the Qualified Retirement Plan. Therefore, the individual should have had reasons other than tax deferral to purchase this product.
The Contracts were offered and sold by HMLIC through its licensed life insurance sales personnel. These insurance sales personnel are registered representatives of Horace Mann Investors, Inc. (“HM Investors”). In addition, the Contracts may be offered and sold through independent agents and other broker-dealers. HM Investors is a broker-dealer registered under the Securities and Exchange Act of 1934. HMLIC has entered into a distribution agreement with HM Investors. HM Investors is a member of FINRA.
What are my investment choices?
You may have money allocated to or invested in up to 24 investment options (including the fixed account) at any one time. Certain Subaccounts are not available for investment under Non-qualified Contracts.
(a) The Separate Account
Includes Subaccounts each of which invests in one of the following Underlying Funds:
Lifecycle/Target Date Funds
Fidelity® VIP Freedom 2015 Portfolio℠ SC2
Fidelity® VIP Freedom 2025 Portfolio℠ SC2
Fidelity® VIP Freedom 2035 Portfolio℠ SC2
Fidelity® VIP Freedom 2045 Portfolio℠ SC2
Fidelity® VIP Freedom 2055 Portfolio℠ SC2
Fidelity® VIP Freedom 2065 Portfolio℠ SC2
Asset Allocation Funds
Fidelity® VIP FundsManager® 20%
Fidelity® VIP FundsManager® 50%
Fidelity ®VIP FundsManager® 60%
Fidelity® VIP FundsManager® 70%
Fidelity® VIP FundsManager® 85%
Large Company Stock Funds
Large Value
American Funds IS Blue Chip Income and Growth Fund Class 4
Large Blend
Fidelity® VIP Index 500 Portfolio SC 2
JPMorgan Insurance Trust U.S. Equity Portfolio
Large Growth
American Funds IS Growth Fund Class 4
Mid-Size Company Stock Funds
Mid Value
MFS VIT III Mid Cap Value Portfolio, Service Class
Mid Blend
Calvert VP S&P Mid Cap 400 Index
Mid Growth
Wells Fargo VT Discovery FundSM
Small Company Stock Funds
Small Value
JPMorgan Small Cap Value Fund(1)
Small Blend
BNY Mellon Investment Portfolios: Small Cap Stock Index Portfolio—Service Shares
Small Growth
Lord Abbett Series Fund - Developing Growth Portfolio(2)
Clearbridge Variable Small Cap Growth 1
International Stock Funds
Developed Markets
Fidelity ® VIP Overseas Portfolio SC 2(2)
MFS VIT II International Growth Portfolio, Service Class
Emerging Markets
American Funds IS New World Portfolio Class 4
Real Estate
Fidelity® VIP Real Estate SC 2
Bond Funds
Corporate Bond
Fidelity® VIP Investment Grade Bond Portfolio SC 2
Global Bond
Templeton Global Bond VIP Fund—Class 4(2)
Vanguard VIF Global Bond Index
High Yield Bond
BlackRock High Yield V.I. III
Balanced Funds
American Funds IS Managed Risk Asset Allocation Fund P2
Wilshire VIT Global Allocation Fund
Money Market
T. Rowe Price Government Money Portfolio

(1)	This Subaccount is not available as an investment option in Non-Qualified Contracts.
(2)	On and after May 1, 2019, Contract Owners may not begin or increase premium payment allocation or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or rebalancing program with allocations to the following Subaccounts, they may continue the program (s) but may not begin or increase allocations to the following Subaccounts:
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Fidelity® VIP Overseas Portfolio SC2
Lord Abbett Series Fund - Developing Growth Portfolio
Templeton Global Boned VIP Fund –Class 4
(b) The Fixed Account—You also may direct Your premium payments (or transfer any of Your Total Accumulation Value) to the fixed account and receive a guaranteed minimum interest rate that will never be less than 1%. (See the Contract.) The fixed account is part of HMLIC’s general account and is subject to HMLIC’s financial strength and claims paying ability.
When can I transfer between accounts?
At any time before the Contract’s Annuity Date, You may transfer amounts from one Subaccount to another, and to and from the fixed account of the Contract, subject to certain restrictions. The dollar cost averaging program allows you to preschedule a series of transfers between investment options to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar cost averaging program. The dollar cost averaging program is only available before the Annuity Date. For complete details see “The Contracts—Transactions—Transfers.”
May I withdraw all or part of the Contract value before the Annuity Date?
Unless restricted by the IRC, or the terms of any employer plan under which Qualified Contracts are issued (if applicable), a Contract Owner may at any time before the Annuity Date surrender his or her Contract in whole or withdraw in part for cash. In any Contract Year, You may withdraw a portion of Your Total Accumulation Value without a Surrender Charge. Each surrender or partial withdrawal from the Variable Cash Value is processed on the basis of the value of an Accumulation Unit of the Subaccount(s) from which the value is being surrendered or withdrawn. Surrenders and withdrawals may be subject to Surrender Charges as described in “Deductions and Expenses—Surrender Charges.” You may have to pay federal income taxes and an additional tax (penalty tax) if You surrender or make a withdrawal from Your Contract. For information specific to a withdrawal of the Fixed Cash Value, see Your Contract.
The IRC provides an additional tax (penalty tax) for early distributions under annuity contracts and various retirement plans. Values may not be withdrawn from Qualified Contracts (other than traditional IRAs and Roth IRAs), except under certain circumstances. See “Tax Consequences.”
What are the charges or deductions?
The Contracts may be subject to deductions for applicable state or local government premium taxes. Premium taxes presently range from var:tax range,00001f].
We deduct a mortality and expense risk fee (“M&E Fee”) from the Separate Account. The M&E Fee is computed on a daily basis. See the “Individual Product Information” section for the M&E Fee of Your product.
Variable Solutions II has an annual maintenance fee that may not exceed $25 and is assessed against the Contract on each anniversary, unless the Contract value equals or exceeds $10,000, in which case such charge is waived. Maximum Solutions II does not have an annual maintenance fee. If You have multiple deferred annuity contracts or certificates with Us, We will combine the values of all such contracts/certificates to determine whether the $10,000 value has been met. We sometimes use multiple Contract numbers, with the same first nine digits in the numbers, to segregate multiple sources of funds for a Contract Owner such as employee versus employer. In these situations, We will deduct only one annual maintenance fee per year for those multiple Contract numbers.
We do not assess a sales expense charge on premium payments, but do assess a decreasing Surrender Charge against surrenders and withdrawals. The charge is deducted from the Contract Owner’s value in the Subaccount(s) from which the withdrawal is made. See “The Contracts—Transactions—Surrender or Withdrawal Before Commencement of Annuity Period.”
What are the federal income tax consequences of investing in this Contract?
Premium payments made on a pre-tax basis through salary reduction (other than amounts designated as Roth contributions), employer amounts or deductible amounts in the case of traditional IRAs are not subject to current income taxes at the time they are made. Earnings are also not subject to income taxes as they accumulate within the annuity Contract. Except for qualified distributions from Roth-type accounts or after-tax premium payments, Distributions will be subject to ordinary income taxes when received in accordance with Section 72 of the IRC.
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Distributions from Qualified Contracts (other than traditional IRAs or Roth IRAs) may be restricted by the employer’s plan and the IRC. Early distributions from Qualified Contracts may be subject to a penalty tax and the IRC also generally requires that distributions from Qualified Contracts (other than Roth IRAs) begin by April 1, following the calendar year in which the Contract Owner reaches age 72. See “Tax Consequences.” These Contracts might not be appropriate for short-term investment. See “The Contract—Transactions—Surrender or Withdrawal Before Commencement of Annuity Period.”
If I receive my Contract and am dissatisfied, may I return it?
The Contract Owner had the ability to return the Contract to HMLIC within 30 days of receipt of the Contract. In that case, HMLIC would refund the greater of the premium payments made for the Contract, less any withdrawals and any outstanding loan balance, or the Total Accumulation Value.
When can I begin receiving Annuity Payments, and what options are available?
Payments will begin on the Annuity Date set by the terms of Your Contract. Variable Annuity Payments are only made in monthly installments. Various Annuity Payment options are available under the Contract.
Annuity Payments may be fixed or variable or a combination of fixed and variable payments. See “The Contracts—Annuity Payment Options.”
Distributions from Qualified Contracts (other than traditional IRAs or Roth IRAs) may be restricted by the employer’s plan and the IRC. Early distributions may incur a penalty tax, and the IRC also generally requires that distributions from Qualified Contracts (other than Roth IRAs) begin by April 1, following the calendar year in which the Contract Owner reaches age 72. See “Tax Consequences.”
Fee Tables and Example

The following tables describe the highest fees and expenses that You may pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender the Contract or transfer cash value between investment options. State premium taxes may also be deducted. To determine the Contract You own, look in the bottom left hand corner of Your Contract for the form number. This is the number referenced below the product name in the following tables. If You are in the process of purchasing a Contract, ask Your registered representative which Contract You are purchasing.
Contract Owner Transaction Expenses(1)
Surrender Fees (as a percentage of amount surrendered, if applicable)
	Surrender Charge %
	Variable Solutions II (9 years)	Maximum Solutions II (7 years)
Maximum Surrender Charge	8.0%	7.0%
The next table describes the fees and expenses that You will pay periodically during the time that You own the Contract, not including Underlying Fund fees and expenses.
Periodic Fees and Expenses
	Variable Solutions II (IC-450000)	Maximum Solutions II (IC-451000)
Annual Contract Fee(3)	$ 25	$ 0
Separate Account Annual Expenses (as a percentage of average Variable Cash Value) Mortality and Expense Risk Fees	1.25%	0.95%
Total Separate Account Annual Expenses	1.25%	0.95%

(1)	Any premium taxes relating to the Contract may be deducted from the premium or deducted from the Annuitized Value, when applicable. Such premium taxes and the time of deduction of those taxes will be determined by the Contract Owner’s current place of residence. Premium taxes currently range between 0% and 3.5%.
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(2)	If you purchased the Variable Solutions II contract your Surrender charges would have been year 1, 8%, year 2, 7.5%, year 3, 7%, year 4, 6%, year 5, 5%, year 6, 4%, year 7, 3%, year 8, 2%, year 9, 1% and thereafter 0%. If you purchased the Maximum Solutions II contract your surrender charges would have been year 1, 7%, year 2, 6%, year 3, 5%, year 4, 4%, year 5, 3%, year 6, 2%, year 7, 1% and thereafter 0%.
(3)	The annual Contract fee is waived if the Contract value equals or exceeds $10,000. If the Contract Owner has multiple deferred annuity contracts or certificates with Us, We will combine the values of all such contracts/certificates to determine whether the $10,000 value has been met. We sometimes use multiple Contract numbers, with the same first nine digits in the numbers, to segregate multiple sources of funds for a Contract Owner such as employee versus employer. In these situations We will deduct only one annual Contract fee for those multiple Contract numbers.
The next item shows the lowest and highest total operating expenses charged by the Underlying Funds for the fiscal year ended December 31, 2019. More detail concerning each Underlying Fund’s fees and expenses is contained in the prospectus for each Underlying Fund.
Total Annual Underlying Fund Operating Expenses(1)	Lowest	Highest
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.13%%	1.39%%
The table showing the range of expenses for the Underlying Funds takes into account the expenses of any funds in which the Underlying Funds may invest. For example, each of the Lifecycle/Target Date Funds, American Funds IS Managed Risk Asset Allocation Fund, and the Wilshire VIT Global Allocation Fund, is a “fund of funds” that purchases shares of other funds (each an “Acquired Fund”). Each Underlying Fund that is a “fund of funds” has its own set of operating expenses, as does each of the Acquired Funds in which it invests. In determining the range of Underlying Fund expenses, We have taken into account the information received from each Lifecycle/Target Date Fund, American Funds IS Managed Risk Asset Allocation Fund, and the Wilshire VIT Global Allocation Fund on the combined actual expenses for each such “fund of funds,” which include the pro rata portion of the fees and expenses incurred indirectly by a Lifecycle/Target Date Fund, American Funds IS Managed Risk Asset Allocation Fund, and the Wilshire VIT Global Allocation Fund as a result of its investment in shares of one or more Acquired Funds. See the prospectus for the Lifecycle/Target Date Funds, American Funds IS Managed Risk Asset Allocation Fund, and the Wilshire VIT Global Allocation Fund for a presentation of the applicable Acquired Fund fees and expenses.
Example
This Example is intended to help You compare the cost of investing in the Contract with the cost of investing in other Variable annuity contracts. These costs include Contract Owner transaction expenses, any annual Contract fees, Separate Account annual expenses and Underlying Fund fees and expenses.
The Example assumes that You invest $10,000 in the Separate Account of the Contract for the time periods indicated. The Example also assumes any applicable Surrender Charge, that Your investment has a 5% return each year and assumes the highest fees and expenses of any of the Underlying Funds as of December 31, 2019, without reflecting the impact of any Underlying Fund fee or expense waivers. Although Your actual costs may be higher or lower, based on these assumptions Your costs would be:
Variable Solutions II (IC-450000)
If You surrender or annuitize Your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,106	$1,631	$2,060	$3,160
If You do NOT surrender or annuitize Your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$290	$887	$1,506	$3,160
Maximum Solutions II (IC-451000)
If You surrender or annuitize Your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$954	$1,265	$1,581	$2,650
(1)	The portfolio expenses used to prepare this table were provided to HMLIC by the Underlying Funds. The expenses shown are those for the year ended December 31, 2019. Current or future expenses may be greater or less than those shown. The numbers do not reflect any waivers currently in place. The Underlying Funds may impose a redemption fee on certain transactions and these are not reflected above. Please see “Transactions—Market Timing” for a discussion of these redemption fees.
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If You do NOT surrender or annuitize Your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$236	$725	$1,240	$2,650
Please remember that the Example is simply an illustration and does not represent past or future expenses. Your actual expenses may be higher or lower than those shown. Similarly, Your rate of return may be more or less than the 5% assumed in the Example.
Condensed Financial Information

Tables showing the Accumulation Unit Value information for each Subaccount of the Separate Account available under the Contracts are presented in "Appendix A—Condensed Financial Information."
Financial statements of the Separate Account and of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and of the financial statements may be obtained without charge by mailing a written request to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefascimile (FAX) transmission request to (877) 832-3785, or by telephoning (800) 999-1030 (toll-free).
Horace Mann Life Insurance Company, The Fixed Account, The Separate Account and The Underlying Funds
Horace Mann Life Insurance Company
HMLIC, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001 (“HMLIC’s Home Office”), is an Illinois stock life insurance company organized in 1949. HMLIC is licensed to do business in 48 states and in the District of Columbia. HMLIC writes individual and group life insurance and annuity contracts on a nonparticipating basis.
HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation (“HMEC”), a publicly-held insurance holding company traded on the NYSE.
The Fixed Account
The fixed account is part of HMLIC’s general account. We use general account assets to support Our insurance and annuity obligations other than those funded by separate accounts. Unlike the Separate Account, the general account isn’t segregated or insulated from claims of HMLIC’s creditors. You must depend on the financial strength and claims paying ability of HMLIC for satisfaction of HMLIC’s obligations under the Contract. Subject to applicable law, HMLIC has sole discretion over the investment of the assets of the fixed account. HMLIC bears the full investment risk for all amounts contributed to the fixed account. HMLIC guarantees that the amounts allocated to the fixed account under the Contracts will be credited interest daily at an annual effective interest rate as specified in the Contracts. We will determine any interest rate credited in excess of the guaranteed rate at Our sole discretion. For additional information about the fixed account, see Your Contract. The fixed account has not been registered with the U.S. Securities and Exchange Commission.
The Separate Account
On October 9, 1965, HMLIC established the Separate Account under Illinois law. The Separate Account is registered with the SEC as a unit investment trust under the 1940 Act. The Separate Account and each Subaccount are administered and accounted for as a part of the business of HMLIC. However, the income, gains and losses, whether or not realized, of each Subaccount are credited to or charged against the amounts allocated to that Subaccount in accordance with the terms of the Contracts without regard to other income, gains or losses of the remaining Subaccounts or of HMLIC. The assets of the Separate Account may not be charged with liabilities arising out of any other business of HMLIC. All obligations arising under the Contracts, including the promise to make Annuity Payments, are general corporate obligations of HMLIC. Accordingly, all of HMLIC’s assets are available to meet its obligations and expenses under the Contracts. HMLIC is solely responsible for its obligations under the Contracts. While HMLIC is obligated to make payments under the Contracts, the amounts of Variable Annuity Payments are not guaranteed.
The Separate Account is divided into Subaccounts. HMLIC uses the assets of each Subaccount to buy shares of the Underlying Funds based on Contract Owner instructions.
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The Underlying Funds
Each of the Underlying Funds is registered with the SEC as a diversified open-end management investment company under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Underlying Funds by the SEC.
The Underlying Funds are listed below along with their primary investment objectives and adviser for each Underlying Fund. There is no assurance that any of the Underlying Funds will achieve its stated objective. Detailed information on the Underlying Funds can be found in the current prospectus for each Underlying Fund. Prospectuses for the Underlying Funds should be read carefully in conjunction with this prospectus before investing. A copy of each prospectus may be obtained without charge from HMLIC by writing to HMLIC, P.O. Box 4657, Springfield, IL 62708-4657, calling (800) 999-1030 (toll-free) or sending a telefacsimile (FAX) transmission to (877) 832-3785. You may also access the prospectuses on HMLIC’s website at horacemann.com. Once in the site, click on the “Retirement” tab, then “Annuities” and then “Prospectuses Online.”
Name	Objective	Investment Type	Adviser
Fidelity ® VIP Freedom 2015 Portfolio℠ SC2(2)	High total return	Lifecycle/Target date	The Fidelity® VIP Freedom 2015 Portfolio℠ is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.
Fidelity ® VIP Freedom 2025 Portfolio℠ SC2(2)	High total return	Lifecycle/Target date	The Fidelity® VIP Freedom 2025 Portfolio℠ is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.
Fidelity ® VIP Freedom 2035 Portfolio℠ SC2(2)	High total return	Lifecycle/Target date	The Fidelity® VIP Freedom 2035 Portfolio℠ is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.
Fidelity ® VIP Freedom 2045 Portfolio℠ SC2(2)	High total return	Lifecycle/Target date	The Fidelity® VIP Freedom 2045 Portfolio℠ is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.
Fidelity ® VIP Freedom 2055 Portfolio℠ SC2(2)	High total return	Lifecycle/Target date	The Fidelity® VIP Freedom 2055 Portfolio℠ is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.
Fidelity ® VIP Freedom 2065 Portfolio℠ SC2(2)	High total return	Lifecycle/Target date	The Fidelity® VIP Freedom 2065 Portfolio℠ is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.
Fidelity ® VIP FundsManager® 20% SC2(2)	High current income	Asset allocation	The Fidelity® VIP FundsManager® 20% is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.
Fidelity ® VIP FundsManager® 50% SC2(2)	High total return	Asset allocation	The Fidelity® VIP FundsManager ®50% is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.
Fidelity ® VIP FundsManager® 60% SC2(2)	High total return	Asset allocation	The Fidelity ®VIP FundsManager® 60% is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.
Fidelity ® VIP FundsManager® 70% SC2(2)	High total return	Asset allocation	The Fidelity® VIP FundsManager® 70% is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.
Fidelity ® VIP FundsManager® 85% SC2(2)	High total return	Asset Allocation	The Fidelity® VIP FundsManager® 85% is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.
American Funds IS Blue Chip Income and Growth Fund	Current income and long-term capital appreciation	Large value	The American Funds IS Blue Chip Income and Growth Fund is advised by Capital Research and Management Company℠
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Name	Objective	Investment Type	Adviser
Fidelity ® VIP Index 500 Portfolio SC 2	Long-term capital growth	Large blend	The Fidelity® VIP Index 500 Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co. The Fidelity VIP Index 500 is managed by Geode, a subadvisor to the fund.
JPMorgan Insurance Trust U.S. Equity Portfolio	High total return	Large blend	The JPMorgan Insurance Trust U.S. Equity Portfolio is a series of the JPMorgan Insurance Trust and is advised by J.P. Morgan Investment Management Inc.
American Funds IS Growth Fund	Long-term capital growth	Large growth	The American Funds IS Growth Fund is advised by Capital Research and Management Company℠.
MFS VIT III Mid Cap Value Portfolio, Service Class	Capital appreciation	Medium value	The MFS VIT III Mid Cap Value Portfolio is advised by MFS.
Calvert VP S&P MidCap 400 Index	Long-term capital growth	Medium blend	The Calvert VP S&P MidCap 400 Index is advised by Calvert Research and Management.
Wells Fargo VT Discovery Fundsm	Long-term capital appreciation	Medium growth	The Wells Fargo Discovery Fund is subadvised by Wells Capital Management.
JPMorgan Small Cap Value Fund(1)	Long-term capital growth	Small value	The JPMorgan Small Cap Value Fund is advised by J.P. Morgan Investment Management Inc.
BNY Mellon Investment Portfolios: Small Cap Stock Index Portfolio—Service Shares	Long-term capital growth	Small blend	BNY Mellon Investment Portfolios: Small Cap Stock Index Portfolio is advised by BNY Mellon Investment Adviser, Inc.
ClearBridge Variable Small Cap Growth 1	Long-term capital growth	Small growth	The ClearBridge Variable Small Cap Growth 1 is advised by Legg Mason Partners Fund Advisor, LLC.
Lord Abbett Series Fund - Developing Growth Portfolio(3)	Long-term capital growth	Small growth	The Lord Abbett Series Fund - Developing Growth Portfolio is advised by Lord Abbett & Co. LLC.
American Funds IS New World Fund	Long-term capital appreciation	Emerging Markets	The American Funds IS New World Fund is advised by Capital Research and Management℠.
MFS VIT II International Growth Portfolio, Service Class	Capital appreciation	Developed Markets	The MFS VIT II International Growth Portfolio is advised by MFS.
Fidelity ® VIP Overseas Portfolio SC 2(3)	Long-term capital growth	Developed Markets	The Fidelity® VIP Overseas Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.
Fidelity ® VIP Real Estate SC2	Above average income and long term capital growth	Real estate	The Fidelity® VIP Real Estate Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.
BlackRock High Yield V.I. III	Maximize total return, consistent with income generation and prudent investment management	High Yield Bond	The BlackRock High Yield V.I. III is advised by BlackRock Advisers, LLC.
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Name	Objective	Investment Type	Adviser
Fidelity ® VIP Investment Grade Bond Portfolio SC 2	Current income	Corporate Bond	The Fidelity® VIP Investment Grade Bond Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.
Vanguard VIF Global Bond Index	High current income/Preservation of capital	Global Bond	The Vanguard VIF Global Bond Index is advised by Vanguard Group.
Templeton Global Bond VIP Fund—Class 4(3)	High current income/Preservation of capital	Global Bond	The Templeton Global Bond VIP Fund is advised by Franklin Advisers, Inc.
American Funds IS Managed Risk Asset Allocation Fund(2)	High total return; Long term capital appreciation; Preservation of capital while seeking to manage volatility and provide downside protection.	Balanced	The American Funds IS Managed Risk Asset Allocation Fund is advised by Capital Research and Management Company℠. Milliman Financial Risk Management LLC is the sub advisor with respect to the management of the fund’s managed risk strategies.
Wilshire VIT Global Allocation Fund(2)	Long-term total rate of return; Capital appreciation	Balanced	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.
T. Rowe Price Government Money Portfolio	Current income/ Preservation of capital	Money Market	The T. Rowe Price Government Money Portfolio is advised by T. Rowe Price Associates, Inc.
(1)	This Subaccount is not available as an investment option in Non-Qualified Contracts.
(2)	On and after May 1, 2019, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts:
Fidelity® VIP Overseas Portfolio SC2
Lord Abbett Series Fund - Developing Growth Portfolio
Templeton Global Bond VIP Fund Class 4
The investment objectives and policies of certain Underlying Funds are similar to the investment objectives and policies of other mutual funds that may be managed by the same investment adviser or manager. The investment results of the Underlying Funds may differ from the results of these other mutual funds. There can be no guarantee, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other mutual fund, even if the other mutual fund has the same investment adviser or manager.
Limit on Number of Subaccounts Selected—HMLIC reserves the right to limit the number of Subaccounts selected at one time during the accumulation phase or the annuitization phase of Your Contract.
Selection of Underlying Funds—We select the Underlying Funds offered through the Separate Account based on several criteria, including asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualifications of each investment firm. Another factor We consider during the selection process is whether the Underlying Fund, its adviser or sub-adviser or an affiliate will make payments to Us or Our affiliates. (For additional information on these arrangements, see “Payments We Receive.”) We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability for new Net Premium and/or transfers of account value if We determine, that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund. You bear the risk of any decline in Your variable account value resulting from the performance of the Underlying Funds You have chosen.
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Separate Account Pricing Agreement—Effective April 15, 2005, HMLIC entered into an agreement with State Street Bank and Trust Company (“State Street”), a national banking association located at 801 Pennsylvania Avenue, Kansas City, MO 64105, to calculate the daily Accumulation Unit Value for each Subaccount and to maintain certain required accounting records.
Payments We Receive—As described above, an Underlying Fund or an investment adviser or sub-adviser of an Underlying Fund (or its affiliates) may make payments to Us and/or certain of Our affiliates. For certain Underlying Funds, some or all such payments may be made from 12b-1 fees or service fees that are deducted from the Underlying Fund assets. In a “fund of funds” situation, We and/or certain of Our affiliates may receive 12b-1 fees on assets in the funds within the fund of funds. In such cases, We (and Our affiliates) do not also receive 12b-1 fees from the fund of funds for those same assets. Other payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the prospectuses for the Underlying Funds for more information). The amount of payments We (or Our affiliates) receive generally is based on a percentage of assets of the Underlying Fund attributable to the Contract and certain other variable insurance products that We issue. These percentages differ and some Underlying Funds or their advisers or sub-advisers (or their affiliates) may pay Us more than others. These percentages currently range up to 0.50%.
In addition, We receive payments from Wilshire Associates Incorporated as a result of Our involvement in developing and launching the Wilshire Variable Insurance Trust Lifecycle Funds (“Lifecycle Funds”). These payments are derived from the advisory fees deducted from Lifecycle Fund assets, which are paid by all investors in the Lifecycle Funds, including Contract Owners who elect to allocate Net Premium or Account Value to one or more Lifecycle Funds.
Proceeds from certain of these payments may be used for any corporate purpose, including payment of expenses that We and/or Our affiliates incur in promoting, marketing and administering the Contracts, and that We, in the role as an intermediary, incur in promoting, marketing and administering the Underlying Funds. We and Our affiliates may profit from these payments.
Addition, Deletion, or Substitution of Underlying Funds—We do not guarantee that each Underlying Fund will always be available for investment through the Contract. We reserve the right, subject to compliance with applicable law, to add new underlying funds or classes of underlying funds, close existing Underlying Funds or classes of Underlying Funds, or substitute shares of a different underlying fund for Underlying Fund shares that are held by a Subaccount. New or substitute underlying funds may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will not add, delete or substitute any shares attributable to Your interest in a Subaccount without notice to You and prior approval of the SEC and any state governmental agency, to the extent required by the 1940 Act or other applicable law.
We also may establish or add new Subaccounts, remove existing Subaccounts, or combine Subaccounts. We also reserve the right to deregister the Separate Account, or to operate the Separate Account in another form permitted by law.
Voting Rights—We are the legal owner of the Underlying Fund shares held in the Separate Account and have the right to vote on all matters submitted to the Underlying Fund shareholders. Nevertheless, unless otherwise restricted by the retirement plan under which the Contract is issued, each Contract Owner has the right to instruct HMLIC with respect to voting his or her interest in the shares of the Underlying Funds held by the Separate Account at all shareholder meetings.
Before a vote of Underlying Fund shareholders, Contract Owners will receive various materials, such as proxy materials and voting instruction forms, that relate to voting Underlying Fund shares from the Underlying Funds. The number of votes that may be cast by a Contract Owner is based on the number of units owned as of the record date of the shareholder meeting.
We will vote all of the shares We own, including those for which We have received no instructions and those attributable to investment by HMLIC, in proportion to the vote by Contract Owners who allocate or transfer amounts to the Subaccounts, as long as such action is required by law. Therefore, the outcome of the vote could be decided by a few Contract Owners who provide timely voting instructions. Should federal securities laws, regulations, or interpretations change, We may elect to vote Underlying Fund shares in Our own right. If required by state insurance officials, or if permitted under federal regulation, We may disregard certain Contract Owner voting instructions under certain circumstances.
The Contracts
Contract Owners’ Rights
A Contract may have been issued as a Qualified Contract under a Qualified Retirement Plan or as a Non-qualified Contract. Both types of Contracts are subject to certain tax restrictions. See “Tax Consequences.”
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For Qualified Contracts, the Contract Owner may have been required to forego certain rights granted by the Contract and should refer to the provisions of his or her Contract, the provisions of the plan or trust instrument and/or applicable provisions of the IRC.
Unless otherwise provided by law, and subject to the terms of any governing plan or trust or to the rights of an irrevocable beneficiary, the Contract Owner may exercise all privileges of ownership, as defined in the Contract, without the consent of any other person. These privileges include the right during the period specified in the Contract to change the beneficiary designated in the Contract, subject to the rights of any irrevocable beneficiary, to designate a payee and to agree to a modification of the Contract terms. When multiple Contract numbers, with the same first nine digits in the numbers, are used to segregate multiple sources of funds for a Contract Owner, such as employee versus employer, beneficiaries must be consistent for all such Contract numbers, and the death benefit will be determined as the aggregate death benefit for all such Contract numbers. No designation or change in designation of a beneficiary will take effect unless We receive written request therefor at Our Home Office or the Contract Owner completes the beneficiary change request on Our secure website. The request will take effect as of the date We receive it in good form, subject to payment or other action taken by Us before Your request was received. An assignment of ownership of a Qualified Contract is generally prohibited. A Non-qualified Contract may be assigned by giving Us written notice. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of a State Insurance Commissioner, to require that the assignment will be effective only upon acceptance by Us, and to refuse assignments at any time on a non-discriminatory basis.
This prospectus describes only the Variable portions of the Contract. On the Annuity Date, the Contract Owner has the right to select fixed annuity options. See the Contract for details regarding fixed Annuity Payments.
Purchasing the Contract
The Contracts, which are not being sold to new Contract Owners, were offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of HM Investors. In addition, the Contracts may have been offered and sold through independent agents and other broker-dealers. HMLIC has entered into a distribution agreement with HM Investors, principal underwriter of the Separate Account. HM Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker-dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of FINRA and is a wholly-owned subsidiary of HMEC. Sales commissions are paid by HMLIC to HM Investors and other broker-dealers. Sales commissions range from 1.00% to 8.00% of premium payments received.
In order to purchase a Contract offered by this prospectus, an applicant must have completed an application bearing all requested signatures and a suitability form. For 403(b), 457(b) or 401 Contracts where the employer purchased the Contract on behalf of the employee the employee was required to complete an application and suitability form.
Applications were to be sent to HMLIC’s Home Office. If a registered representative recommended and completed the application and associated forms, the appropriate broker-dealer approved the suitability of the sale, the application was complete and the initial purchase payment was received at Our Home Office, We issued the Contract within 2 business days of receipt and credited the initial purchase payment to the Contract. We deemed receipt to occur on a Valuation Date if We received a properly completed application and initial premium payment at Our Home Office before 3:00 p.m. Central Time. If received after 3:00 p.m. Central Time, We deemed receipt to occur on the following Valuation Date. If an incomplete application was received, HMLIC promptly requested the additional information needed to process the application. Any initial premium payment received by HMLIC was held in a suspense account, without interest, for a period not exceeding five business days unless otherwise directed by the applicant. If the necessary information was not received within these five business days HMLIC returned any initial premium payment received by HMLIC, unless otherwise directed by the applicant.
Although We do not anticipate delays in Our receipt and processing of applications or premium payments, We may experience such delays to the extent agents fail to forward applications and premium payments to Our Home Office on a timely basis.
Canceling the Contract
You have the right to cancel a Contract for any reason within 30 days after You receive the Contract. To cancel a Contract, You must provide written notice of cancellation and return the Contract to Us at Our Home Office, or to the agent who sold it, within this “free look period.” HMLIC will refund the greater of (1) the premium payments made for this Contract, less any withdrawals and any outstanding loan balance or (2) the Total Accumulation Value within 7 days after We receive the returned Contract. Upon return of the Contract, it will be deemed void.
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Premium Payments
Amount and Frequency of Premium Payments—Net Premium payments will be applied at the applicable Accumulation Unit Value next determined following receipt in good form(sufficiently clear so that We do not need to exercise any discretion to follow such instructions). See the “Individual Product Information” section for the minimum premium payment of Your product. HMLIC limits the maximum cumulative premium to $1 million without Our prior approval.
The IRC limits the amounts which may be contributed to Qualified Retirement Plans. See “Tax Consequences —Contribution Limitations and General Requirements Applicable to Qualified Retirement Plans.”
Allocation of Net Premium payments—All or part of the Net Premium payments made may be allocated to one or more available Subaccounts. A request to change the allocation of premium payments will be effective on the Valuation Date of receipt of the request in good form by HMLIC’s Home Office unless a future date is requested. The minimum amount that can be allocated to any one Subaccount is 5%.
On and after May 1, 2019, no new premium allocations are allowed to the following Subaccounts:
Lord Abbett Series Developing Growth Portfolio
Fidelity VIP Overseas Portfolio SC2
Templeton Global Bond VIP Fund Class 4
Accumulation Units and Accumulation Unit Value—Net Premium payments allocated to the Separate Account are credited on the basis of Accumulation Unit Value. The number of Accumulation Units purchased by Net Premium payments is determined by dividing the dollar amount credited to each Subaccount by the applicable Accumulation Unit Value next determined following receipt of the payment at Our Home Office. The value of an Accumulation Unit is affected by the investment experience of the Underlying Fund, expenses and the deduction of certain charges under the Contract.
Accumulation Units are valued on each Valuation Date. If We receive Your Net Premium before 3:00 p.m. Central Time (or before the close of the NYSE, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of that Valuation Date. If We receive Your Net Premium at or after 3:00 p.m. Central Time (at or after the close of the NYSE if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of the next Valuation Date.
The Accumulation Unit Value of a Subaccount for any Valuation Period is equal to:
•	the net asset value of the corresponding Underlying Fund attributable to the Accumulation Units at the end of the Valuation Period;
•	plus the amount of any income or capital gain distributions made by the Underlying Fund during the Valuation Period;
•	minus the dollar amount of the M&E Fee We deduct for each day in the Valuation Period;
•	divided by the total number of Accumulation Units outstanding at the end of the Valuation Period.
Significant events—We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, floods, earthquakes, epidemics, pandemics, malicious acts, and terrorist acts, which could adversely affect Our ability to conduct business. A natural or man-made disaster or catastrophe, including a pandemic (such as COVID-19), could affect the ability, or willingness, of Our workforce and employees of service providers and third party administrators to perform their job responsibilities. Even if Our workforce and employees of Our service providers and third party administrators were able to work remotely, those remote work arrangements could result in Our business operations being less efficient than under normal circumstances and lead to delays in Our issuing Contracts and processing of other Contract-related transactions, including orders from Contract Owners. Catastrophic events may negatively affect the computer and other systems on which We rely and may interfere with Our ability to receive, pickup and process mail, Our processing of Contract-related transactions, impact Our ability to calculate Contract value, or have other possible negative impacts. These events may also impact the issuers of securities in which the Mutual Funds invest, which may cause the Mutual Funds underlying Your Contract to lose value. There can be no assurance that We, the Mutual Funds or Our service providers will avoid losses affecting Your Contract due to a natural disaster or catastrophe.
Transactions
Good Form—The information in this prospectus sets forth specific information and documentation that must be received by Us at Our Home Office in order to process requests for certain types of transactions. In addition to the specific requirements set forth below, Your instructions must be sufficiently clear so that We do not need to exercise any discretion to follow such instructions;
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and We must receive all of the information and supporting legal documentation We require in order to effect the transaction. Transaction requests made with such instructions, and including such information and supporting documentation, are referred to in this prospectus as being “in good form”.
Transfers—Amounts may be transferred from one Subaccount to another, and to and from the fixed account of the Contract, subject to Contract limitations, prior to the Annuity Date. HMLIC reserves the right to limit transfers from the fixed account to the Subaccounts prior to the Annuity Date as follows:
•	No more than 25% of the fixed account can be transferred to the Subaccounts during a 365-day period.
•	Any request for a total transfer from the fixed account to the Subaccounts will be transferred over a four-year period. No more than 25% of the amount will be transferred in any year prior to the final transfer.
You may transfer value from one existing investment option into as many as 10 other investment options. The minimum amount that can be transferred is $100 or the entire dollar value of the Subaccount(s), whichever is less. A transfer may not leave a Subaccount balance or fixed account balance of less than $100.
We may not accept or We may defer transfers at any time that We are unable to purchase or redeem shares of an Underlying Fund for example, when an Underlying Fund is not able to provide Us with its net asset value per share on a daily basis. We reserve the right to terminate the transfer privilege at any time for all Contract Owners. We also reserve the right to restrict or terminate the transfer privilege for any specific Contract Owner if, in Our judgment, the Contract Owner is using the Contract for the purposes of market timing or for any other purpose that We in Our sole discretion, determine to be potentially detrimental to other shareholders of an Underlying Fund. See the “Market Timing” section below.
A Contract Owner may elect to transfer funds between Subaccounts and the fixed account by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, by telephoning (800) 999-1030 (toll-free) or by accessing HMLIC’s website at horacemann.com and looking in the “My Account” section.
Caution: Telephone and computer systems may not always be available. Any telephone or computer systems, whether Yours, Your service provider’s, Your agent’s, or Our’s, can experience outages or slowdowns for a variety of reasons. These outages may delay or prevent Our processing of Your transaction request. If You experience technical difficulties or problems, You should make Your transaction request in writing to Our Home Office. You also should protect Your validating information, because self-service options will be available to anyone who provides Your validating information. We will not be able to verify that the person providing electronic transfer instructions via automated telephone or online systems and providing validating information is You or is authorized by You.
Depending on the means used to request a transfer, the request must: (1) be signed by the Contract Owner, or for telephone and website transactions, accompanied by validating information, (2) include the name of the Contract Owner and the Contract number, and (3) specifically state the dollar amount, a whole percentage or the number of Accumulation Units to be transferred. The request also must specify the investment options from which and to which the transfer is to be made. Transfers are effective on the Valuation Date of receipt of the request in good form at HMLIC’s Home Office unless a future date is requested. See “Other Information—Forms Availability.”
On and after May 1, 2019, no new transfers are allowed to the following Subaccounts:

Fidelity VIP Overseas Portfolio SC2
Lord Abbett Series Developing Growth Portfolio
Templeton Global Bond VIP Fund -- Class 4
Dollar Cost Averaging—Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market cycles. Dollar cost averaging transfers are completed by periodically transferring equal amounts of money. You may preschedule a series of transfers between investment options to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar cost averaging program. The minimum amount to be transferred to any one investment option is 5%. HMLIC reserves the right to limit the number of investment options and which investment options are available for the dollar cost averaging program. You may request dollar cost averaging by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing HMLIC’s website at horacemann.com and looking in the “My Account” section. This option is only available prior to the Annuity Date.
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The transfers will begin on the Valuation Date of receipt of the request in good form in HMLIC’s Home Office and will continue on this day each period until the program is completed. If the original request is received on the 29th, 30th or 31st of the month, all subsequent transfers will be processed as of the 28th of the month. If You should decide to cancel an existing dollar cost averaging program, You must notify HMLIC’s Home Office either by writing to P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing HMLIC’s website at horacemann.com and looking in the “My Account” section.
Because the values of the Subaccounts from which the transfers occur may decrease over time, the dollar cost averaging program may conclude earlier than scheduled. In addition, the last dollar cost averaging transfer may be for less than all prior transfers. Finally, the value of a Subaccount may increase and result in a balance remaining at the end of the period selected.
All requests must identify the Contract Owner’s name and Contract number, specify the amounts and the investment options to be utilized and include proper authorization such as a signature on a form or validating information if using the telephone or Our website.
On and after May 1, 2019, no new dollar cost averaging programs to the following Subaccounts can start, and allocations to the following Subaccounts cannot increase under any existing dollar cost averaging programs:

Fidelity VIP Overseas Portfolio SC2
Lord Abbett Series Developing Growth Portfolio
Templeton Global Bond VIP Fund Class 4
Rebalancing—Rebalancing is the periodic adjusting of investment option balances to maintain a preestablished asset allocation strategy. You may request a rebalancing of Your portfolio either once or on a periodic basis. This option is only available before the Annuity Date.
For periodic rebalancing requests, You may select from a quarterly, semiannual or annual period. Rebalancing is continuous for the period(s) selected unless changed or discontinued by the Contract Owner. HMLIC reserves the right to limit the number of investment options and which investment options are available for the rebalancing program. The minimum percentage that may be transferred to any one investment option is 5%. HMLIC also reserves the right to require a minimum account value of no greater than $5,000 before a request for rebalancing is approved. You may request rebalancing by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing HMLIC’s website at horacemann.com and looking in the “My Account” section. This option is only available before the Annuity Date.
Rebalancing will begin on the Valuation Date of receipt of the request in good form in HMLIC’s Home Office. For periodic rebalancing requests, subsequent rebalancing of Your portfolio will continue to occur on the same calendar day of each scheduled month. If the original request is received on the 29th, 30th or 31st of the month, all subsequent rebalancing of Your portfolio will be processed as of the 28th of the month. If You should decide to cancel an existing rebalancing program, You must notify HMLIC’s Home Office either by writing to P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing HMLIC’s website at horacemann.com and looking in the “My Account” section.
All requests must identify the Contract Owner’s name and Contract number, specify the investment options to be utilized and the percentage to be maintained in each option and include proper authorization such as a signature on a form or validating information if using the telephone or Our Website. Your rebalancing request must match Your premium allocation. If We receive a request to rebalance to allocations different from the current premium allocation, We will change the premium allocations to those on the rebalancing request.
On and after May 1, 2019, no new rebalancing programs to the following Subaccounts can start, and allocations to the following Subaccounts cannot increase under existing rebalancing programs:

Fidelity VIP Overseas Portfolio SC2
Lord Abbett Series Developing Growth Portfolio
Templeton Global Bond VIP Fund Class 4
Changes to Premium Allocations—A Contract Owner may elect to change the allocation of future Net Premium payments at any time by mailing a written request to HMLIC at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing Our website at horacemann.com and looking in the “My Account” section. Depending on the means used to request a change, the request must: (1) be signed by the Contract
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Owner, or for telephone and website transactions, be made by the Contract Owner, (2) include the Contract Owner’s name and Contract number and (3) specify the new allocation percentage for each Subaccount (in whole percentages). Allocations made to the fixed portion of the Contract or to one or more Subaccounts must total 100%. Changes in allocation instructions are effective on the Valuation Date of receipt of the request in good form by HMLIC’s Home Office unless a future date is requested. See “Other Information—Forms Availability.”
On and after May 1, 2019, Contract Owners are not allowed to begin or increase allocations to the following Subaccounts:

Fidelity VIP Overseas Portfolio SC2
Lord Abbett Series Developing Growth Portfolio
Templeton Global Bond VIP Fund Class 4
Market Timing—The Contracts and the Subaccounts are not designed for ‘market timing’ through frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. HMLIC discourages and does not accommodate frequent transfers among the Subaccounts or between the Subaccounts and the Fixed Account. Trading strategies that seek to benefit from short-term price fluctuations or price irregularities cause disruption to the Underlying Funds’ investment strategies, with the potential resulting harm to performance and increased trading costs or Underlying Fund expenses, and are thereby potentially harmful to investors and their Contract performance.
If We determine, in Our sole discretion, that Your transfer patterns among the Subaccounts reflect a market timing strategy, We will take action to protect the other investors and/or terminate the Contract. In making these determinations, We may consider the combined transfer activity of Contracts that We believe are under common ownership, control or direction. HMLIC does not include transfers made pursuant to the dollar cost averaging method when considering whether to take action. HMLIC applies its market timing policies and procedures uniformly to all owners of a particular Contract. We reserve the right to restrict or terminate the transfer privilege for any specific Contract Owner if, in Our judgment, the Contract Owner is using the Contract for the purposes of market timing or for any other purpose that We, in Our sole discretion determine to be potentially detrimental to other shareholders of an Underlying Fund. We may require future transfer requests under the Contract to be submitted with an original signature via U.S. Mail for a period of time or for the duration of the Contract. If this restriction is imposed, We will reverse within one business day any transaction inadvertently processed that is not in compliance with the restriction. You will receive written confirmation of any such reversal. If HMLIC determines that You are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Contract Owners, it will notify You in writing of any restrictions.
The detection and deterrence of market timing involves judgments that are inherently subjective. Our ability to detect such activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by others to avoid detection. Our ability to restrict transfers may also be limited by the provisions of the Contract. Accordingly, there is no assurance that We will deter all market timing activity. Therefore, Contract owners may be subject to the risks described above.
The Underlying Funds may have their own policies and procedures with respect to frequent purchases and redemptions of their shares, which are described in the Underlying Fund prospectuses. For example, Underlying Funds may assess a redemption fee (which We reserve the right to collect) on shares held for a relatively short period of time. Such policies and procedures may be more or less restrictive than HMLIC’s policies and procedures. As a result, We may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, We reserve the right to defer or restrict transfers at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions as a result of the frequent trading policies and procedures of the Underlying Funds. HMLIC also reserves the right to implement and administer redemption fees imposed by one or more of the Underlying Funds. The prospectuses of the Underlying Funds include more details on the ability of the Underlying Funds to refuse or restrict purchases or redemptions of their shares.
Contract Owners should be aware, however, that We are required to provide to an Underlying Fund, promptly upon request, certain information about the trading activity of individual Contract Owners, and to restrict or prohibit further purchases or transfers by specific Contract Owners identified by the Underlying Fund as violating the frequent trading policies established for that Underlying Fund.
Loans — Loans may be available in certain Qualified Contracts, except for IRA contracts issued under IRC Sections 408 and 408A, if allowed by the plan. The terms of such loans are subject to the provisions of the plan, Our loan agreement and loan endorsement, and the IRC. See “Tax Consequences.”
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The initial interest rate for the loan will be the rate for the calendar quarter in which the loan becomes effective. The loan interest rate may change annually on the anniversary date of the loan. We will send You a notice 30 days prior to any interest rate change on Your Contract.
Surrender or Withdrawal Before Commencement of Annuity Period—Withdrawals of Values from Qualified Contracts (other than traditional IRAs and Roth IRAs) are subject to any restrictions imposed by the IRC or under the employer retirement plan. See “Tax Consequences.” However, if not restricted by the IRC or employer plan under which the Contract is issued, a Contract Owner may surrender the Contract in whole or withdraw in part for cash before Annuity Payments begin. Any partial withdrawal is subject to a $100 minimum.
The surrender or partial withdrawal of Variable Cash Value (including a rollover, exchange, etc.) is determined on the basis of the Accumulation Unit Value next computed following the receipt of a request for surrender or partial withdrawal in good form in HMLIC’s Home Office. A surrender or partial withdrawal may result in adverse federal income tax consequences to the Contract Owner. These consequences include current taxation of payments received, and may include a penalty tax resulting from premature distribution. See “Tax Consequences.”
A Contract Owner eligible to surrender or request a partial withdrawal may elect to do so by submitting a signed, HMLIC form to HMLIC at Our Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. The kind of HMLIC form to be used will depend on whether any proceeds from the withdrawal/surrender are to be sent to any party other than the Contract Owner. A Contract Owner may request a HMLIC withdrawal/surrender form by writing to P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling 800-999-1030 or may download the form on Our secure website at horacemann.com. Depending on the volume of transaction requests received at Our Home Office, We may take up to 5 business days following Our receipt of a request for a withdrawal/surrender form to mail the form. Telefacsimile (FAX) transmissions and photocopies of the withdrawal/surrender request will be accepted only if all withdrawal/surrender proceeds are to be sent to the Contract Owner and the request, if sent by FAX, is sent to (877) 832-3785. When a request is received by FAX and the withdrawal/surrender proceeds exceed $75,000, We will confirm receipt of the request with the Contract Owner. Telefacsimile (FAX) transmissions and photocopies of the withdrawal/surrender request will not be accepted if any of the proceeds of the withdrawal/surrender are not to be sent to the Contract Owner. See “Tax Consequences” and “Other Information—Forms Availability.”
Partial withdrawals and surrenders will be processed either on a Valuation Date specified by You in a request, provided the Valuation Date specified occurs on or after receipt of the request in good form at HMLIC’s Home Office, or on the Valuation Date of such receipt of a request in good form at HMLIC’s Home Office.
For Your protection, We will send a confirmation letter on all address changes. If You have requested an address change within 15 days prior to Your surrender or withdrawal request, We will process the surrender or withdrawal but We will not release Your distribution until the full 15 days following the address change has passed. In addition, if We suspect financial fraud We may ask for additional authentication (including but not limited to a Medallion signature guarantee).
Surrenders and partial withdrawals from any Subaccount are subject to the Surrender Charges shown in the “Individual Product Information” section.
Surrender Charges are applied to the surrenders and partial withdrawals based on the effective date of the Contract and not on the date the premium payment is made.
The applicable Surrender Charge will be deducted from the amount withdrawn and the balance paid to You. For example, a request to withdraw $3,000 at a 4% Surrender Charge will result in a Surrender Charge of $3,000 × 4% = $120, which will be deducted from the withdrawal and the balance of $2,880 would be paid to You. Any taxes withheld will reduce the dollar amount of the distribution received. When You wish to receive a certain amount after the deduction of any Surrender Charges or applicable taxes, this is called a net withdrawal. We will determine what the total withdrawal and applicable charges would be to result in a desired net withdrawal when possible. In order for You to receive a net withdrawal of $3,000 in this example, We would need to withdraw $3,125 from Your account, raising the Surrender Charge to $3,125 × 4% = $125 with the balance of $3,000 paid to You.
The Surrender Charge is assessed on the basis of the amount surrendered or withdrawn from the Subaccount(s), but will never exceed 9% of Net Premium(s) to a Subaccount during the lifetime of the Contract. For example, if a Contract Owner’s Subaccount value is $12,000 and Net Premium payments to date equal $10,000 and the Contract Owner surrenders the Contract, then the Surrender Charge may not exceed 9% of $10,000 ($900).
If premium taxes are deducted before surrender or partial withdrawal, any reduction of HMLIC’s premium tax liability due to the surrender or partial withdrawal will be to HMLIC’s benefit.
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Systematic Withdrawals—Before Commencement of Annuity Period, You may take systematic withdrawals. You may choose monthly, quarterly, semi-annual or annual withdrawals, with the exception of required minimum distributions which are paid annually. The 29th, 30th and 31st days of the month are not allowed as start dates. Each withdrawal must be for at least $100 and the minimum duration is 12 months. Requests for systematic withdrawals and the Investment Options from which those withdrawals will be taken, must be submitted to Us in writing, be in good form and approved by Us. Any applicable Surrender Charges will apply. As with any withdrawal, systematic withdrawals will reduce the Account Value of the Contract.
Only one systematic withdrawal option can be effective at one time. The systematic withdrawal option is not available on Contracts with an active dollar cost averaging program. HMLIC provides the following systematic withdrawal options:
•	Required minimum distribution—Allows You to receive Your Required Minimum Distribution annually.
•	Interest only—Allows You to receive the interest earned in the fixed account under Your Contract in periodic payments through the year. The initial payment is made at the end of the initial frequency to allow for the interest to accrue.
•	Fixed amount—Allows You to receive a specified amount in periodic payments.
•	Percent of account value—Allows You to withdraw a percentage of Your account value in periodic payments.
•	Substantially equal periodic payments—Allows You to receive periodic payments throughout a year as required by the IRC and related rules to receive withdrawals without penalty tax prior to age 59 ½.
A Contract Owner eligible for systematic withdrawals may elect this option by submitting a signed, HMLIC form to HMLIC at Our Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. A Contract Owner may request a HMLIC systematic withdrawal form by writing to P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling 800-999-1030 or by accessing HMLIC’s secure website at horacemann.com and looking in the “My Account” section.
Payments We Make—HMLIC ordinarily completes a transaction within seven calendar days after receipt of a request in good form to transfer, surrender, partially withdraw or commence Annuity Payments. The value of the Contract is determined as of the Valuation Date on which a request in good form is received. However, determination of Contract value and processing the transaction may be deferred for: (1) any period during which the NYSE is closed for other than customary weekend or holiday closings or during which trading is restricted by the SEC; (2) any period when the SEC determines that an emergency exists that makes it not reasonably practicable to sell securities or to fairly determine Accumulation Unit Values or Annuity Unit Values; or (3) any other period designated by the SEC to protect persons with interests in the Separate Account.
We reserve the right to defer payment of amounts from the fixed account for up to six months after receipt of Your written request in good form, but only after We have made a written request and received written approval of the insurance department of the state in which this Contract was delivered. We will pay interest from the date of receipt of Your written request in good form on any payment deferred for 30 days or more at the applicable interest rate.
If You have submitted a check or draft to Our Home Office, We may defer payment of the amount of such check or draft from the payment of surrenders, withdrawals, death benefit proceeds, or payments under a settlement option until the check or draft has been honored.
If mandated under applicable law, We may be required to reject a premium payment and/or block a Contract Owner’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans (if applicable), or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.
Confirmations—HMLIC mails written confirmations of premium payments and systematic withdrawals to Contract Owners on a quarterly basis within five business days following the end of each calendar quarter. Written confirmations of transfers, changes in allocations, partial withdrawals (other than systematic withdrawals) and surrenders are mailed to Contract Owners within seven calendar days of the date the transaction occurred.
If a Contract Owner believes that the confirmation statement contains an error, the Contract Owner should notify HMLIC as soon as possible after receipt of the confirmation statement. Notice may be provided by writing to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785 or by telephoning (800) 999-1030 (toll free).
Deductions and Expenses
We make certain charges and deductions under the Contract. These charges and deductions compensate Us for services and benefits We provide, costs and expenses We incur, and risks We assume. The fees and charges deducted under the Contract may result in a profit to Us.
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Services and benefits We provide:
•	the death benefit, and cash benefits under the Contracts
•	access to investment options, including Net Premium allocations
•	administration of elective options
•	the distribution of reports to Contract Owners
•	Annuity Payment options
Costs and expenses We incur:
•	costs associated with processing applications and with issuing and administering the Contracts overhead and other expenses for providing services and benefits, sales and marketing expenses, including compensation paid in connection with the sale of the Contracts
•	other costs of doing business, such as collecting premium payments, maintaining records, effecting transactions, and paying taxes, (federal income tax, state and local premium tax, and other taxes) and fees
•	costs associated with acting as an approved investment provider in an employer’s plan, such as recordkeeping or administration fees (for example, third party administrator fees)
Risks We assume:
•	that the costs of providing the services and benefits under the Contracts exceed the charges We deduct
Annual Maintenance Fee—Maximum Solutions II does not have an annual maintenance fee.
Variable Solutions II has an annual maintenance fee of no more than $25 that is deducted from each Contract on the Contract anniversary date. This fee will be waived if the Contract value equals or exceeds $10,000 at the time the fee is assessed. The annual maintenance fee is deducted from the Subaccount containing the greatest dollar amount or from the fixed portion of the Contract when none of the Subaccount(s) have any value. If the Contract Owner has multiple deferred annuity contracts or certificates with Us, We will combine the values of all such contracts/certificates to determine whether the $10,000 value has been met. We sometimes use multiple Contract numbers with the same first nine digits in the numbers, to segregate multiple sources of funds for a Contract Owner, such as employee versus employer. In these situations, We will deduct only one annual maintenance fee per year for those multiple Contract numbers. We reserve the right to deduct, in whole or in part, the annual maintenance fee in the event of a complete surrender. The annual maintenance fee ceases when You apply the Annuitized Value to an Annuity Payment option.
We reserve the right to deduct, in whole or in part, the annual maintenance fee in the event of a complete surrender. The annual maintenance fee ceases when You apply the Annuitized Value to an Annuity Payment Option.
The annual maintenance fee is intended to reimburse HMLIC for actual expenses incurred in administering the Contract. HMLIC does not expect to profit from such fee and assumes the risk that this annual maintenance fee may be insufficient to cover the actual costs of administering the Contract. See the “Individual Product Information” section for the maintenance charge on Your Contract.
Mortality and Expense Risk Fee (“M&E Fee”)—For assuming mortality and expense risk, We apply an asset charge to the Subaccounts. This fee may not exceed the annual rate of 1.25% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.80% for expense risk); these may vary from time to time); however, We reserve the right to change the fee (subject to the 1.25% ceiling) in the future. The fee is computed on a daily basis and deducted from the Accumulation Unit Value. The mortality risk is a risk that Our Annuitants will live longer than predicted in the actuarial tables. The expense risk is a risk that Our contract fees will not be sufficient to cover our costs of issuing and administering the Contracts.
If this charge, combined with any other charges under the Contract does not cover Our total costs for services rendered and expenses incurred, We absorb the loss. Conversely, if the fees and charges more than cover Our actual costs, the excess is added to Our surplus.
Surrender Charges—If You make a withdrawal under or surrender the Contract, HMLIC will assess a charge to compensate it for the cost of selling the Contract. Withdrawals may not be made from Qualified Contracts (other than traditional IRAs and Roth IRAs) except under certain circumstances. (See “Tax Consequences.”) However, if not restricted by the IRC or employer plan under which the Contract is issued, a Contract Owner may surrender the Contract in whole or withdraw in part for cash before Annuity Payments begin.
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For further information regarding surrender or partial withdrawals see “Surrender or Withdrawal Before Commencement of Annuity Period.” HMLIC reserves the right to waive either a portion or the whole Surrender Charge in certain situations. In certain situations, You may make a withdrawal with no Surrender Charge. Please see Your Contract for further details. See the “Individual Product Information” section for the Surrender Charge on Your Contract.
Operating Expenses of the Underlying Funds—There are deductions from and expenses paid out of the assets of the Underlying Funds that are described in each Underlying Fund’s prospectus.
Premium Taxes—Certain state and local governments levy a premium tax, currently between0% to 3.5%. Any premium taxes relating to the Contract may be deducted from the premium payments or the Annuitized Value, when applicable. Such premium taxes and the time of deduction of those taxes will be determined by the Contract Owner’s current place of residence.
Death Benefit Proceeds
If a Contract Owner dies before the Annuity Date, a death benefit will be paid to the beneficiary designated by the Contract Owner. The death benefit ends at the Annuity Date. When multiple Contract numbers, with the same first nine digits in the numbers, are used to segregate multiple sources of funds for a Contract Owner, such as employee versus employer, beneficiaries must be consistent for all such Contract numbers, and the death benefit will be determined as the aggregate death benefit for all such Contract numbers. The death benefit is determined for each beneficiary as of the date proof of death is received by HMLIC from such beneficiary. Proof of death includes a certified death certificate or other satisfactory evidence of death, a completed claimant’s statement and any additional forms, documentation, and written payment instructions necessary to process a death benefit claim, in a form satisfactory to Us. See the “Individual Product Information” section for the Death Benefit on Your Contract. Where there are multiple beneficiaries, only one certified death certificate will be required.
The payment of the death benefit to a beneficiary may be delayed if, pursuant to SEC rules, the T. Rowe Price Government Money Market Portfolio suspends payment of redemption proceeds in connection with a liquidation of the fund. We will delay the payment of any death benefit from the T. Rowe Price Government Money Market Portfolio until it pays redemption proceeds.
All or part of the death benefit proceeds may be paid to the beneficiary under one of the Annuity Payment options described under “The Contract—Annuity Payments—Annuity Payment Options.” If the form of Annuity Payment selected requires that payment be made by HMLIC after the death of the beneficiary, payments will be made to his/her designated beneficiary. Any part of a Contract Owner’s interest payable to a minor child will be paid to the child’s legal guardian for the benefit of the child.
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the contract’s maturity date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but after a thorough search We are not able to locate the beneficiary, or the beneficiary does not claim the death benefit in a timely manner, the death benefit will be paid to the unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on our books and records, or to Our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit or contract proceeds if the beneficiary or owner of the property presents a timely claim with the proper documentation. To help prevent such escheatment, it is important that You keep Your desired beneficiary designations up to date, including full names and complete addresses, if and as they change.
Annuity Payments
The Annuity Date may be any date that is 10 years after the Contract effective date and prior to the Annuitant’s 100th birthday. Qualified Contracts often have certain limitations upon election of an Annuity Date. Generally distributions under Qualified Contracts (except Roth IRAs) must begin by April 1 following the calendar year in which the Contract Owner reaches age 72 or, except IRAs, or retires (see “Tax Consequences”.)The Contract provides for Fixed or Variable Annuity Payment options or a combination of both. The Contract Owner may elect to have Annuity Payments made under any one or more of the options described below or may elect a lump sum payment. To begin receiving Annuity Payments a request in good form must be received by HMLIC’s Home Office. The request will be processed so that the Annuity Payments begin as of the date requested except the 29th, 30th and 31st of the month. If a Fixed Annuity Payment option is elected, the Separate Account value will be transferred to the fixed account on the Valuation Date the request in good form is received in HMLIC’s Home Office. In addition, if a Variable Annuity Payment option is elected, any money in the fixed account will be transferred to the Separate Account on the Valuation Date We receive the request in good form at HMLIC’s Home Office. Your Net Premium allocation(s) will be changed to the fixed account or Separate Account, depending on the Annuity Payment option elected. Not all Subaccount(s) may be available for Annuity Payments. Generally, at the time an Annuity Payment option is selected, a Contract Owner must elect whether to have federal and state income taxes withheld. See “Other Information—Forms Availability” and “Tax Consequences.”
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The Contract Owner may elect to have a portion of the account value applied to purchase Annuity Payments, leaving the remainder of the account value in the Contract. The portion of the account value applied to purchase Annuity Payments will be treated as a withdrawal for purposes of determining any death benefit. If the selected Annuity Payment option allows withdrawals, any withdrawal made may have tax consequences, may affect any subsequent Annuity Payments, and may be subject to Surrender Charges.
In general, the longer Annuity Payments are guaranteed, the lower the amount of each payment. Fixed Annuity Payments remain level throughout the payout period, except in the case of certain joint and survivor Annuity Payment options and Annuity Payment options with an Increase option (as described below), and are paid in monthly, quarterly, semiannual and annual installments. Payments are made at the beginning of the selected time period, and less frequent payments will result in a lower total amount of payments during an annual period than the total amount of payments that would be made during the same year for more frequent payments. An annual installment payment will result in the lowest total amount of payments during the year because it is paid entirely at the beginning of the year. Variable Annuity Payments will vary in amount, and are paid only on a monthly basis. If the Annuitized Value to be applied under any one Fixed or Variable Annuity Payment option is less than $2,000 or if the option chosen would provide Annuity Payments of less than $20 per month at the Annuity Date, then the Annuitized Value may be paid in a lump sum.
Certain of the Annuity Payment options available under a Contract can be selected with an Increase option or a Refund at Death option. These optional features must be selected at the time You elect an Annuity Payment option and are available only when Annuity Payments are made on a fixed basis.
•	If an Increase option is selected, Annuity Payments will increase on each anniversary of the Annuity Date based on the increase percentage selected (1%, 2%, 3%, 4% or 5%). If You select an Increase option, then Your initial Annuity Payment (to which the increase percentage selected will apply) will be lower than the Annuity Payment You would receive under the Annuity Payment option without the Increase option.
•	The Cash Refund at Death option pays You, upon the Annuitant’s death, the difference between the Annuitized Value and the Annuity Payments made to date. The Installment Refund at Death option will, upon the death of the Annuitant(s), continue Annuity Payments until total Annuity Payments made equal the Annuitized Value.
The death benefit ends upon full annuitization of the Contract.
Annuity Payment Options
The following Annuity Payment options are available on a variable basis unless otherwise stated.
Before Your Annuity Date, You may select one of the following Annuity Payment options that We currently make available, and will continue to make available for the duration of Your Contract. We reserve the right to make other Annuity Payment options available under the Contract.
Life Annuity with or without Period Certain—This option guarantees Annuity Payments for the lifetime of the Annuitant. If a certain period is selected (10, 15 or 20 years), Annuity Payments are guaranteed until the end of the period selected.
Under the Life without Period Certain option, it is possible that only one Annuity Payment will be made if the Annuitant’s death occurs before the due date of the second Annuity Payment. This option usually provides the largest Annuity Payments. After the first Annuity Payment has been made, this Annuity Payment option cannot be changed and withdrawals cannot be made. Guaranteed Annuity Payments cannot extend beyond the life expectancy of the Annuitant, as defined by the IRC.
With the Life annuity without Period Certain option on a fixed payment basis, You may elect a Cash or Installment Refund at Death option or an Increase option. With a life annuity with a 10, 15 or 20 year period certain option on a fixed payment basis, You may elect an Increase option.
Joint and Survivor Life Annuity—This option provides lifetime Annuity Payments during the lifetimes of two Annuitants. After one Annuitant dies, the Annuity Payments will continue during the lifetime of the survivor based on the survivor percentage elected (i.e., 100%, 50%, 66  2⁄3%). The Annuity Payments cease after the last payment paid prior to the survivor’s death. It could be possible for only one payment to be made under this option if both Annuitants die before the due date of the second payment. After the first Annuity Payment has been made, this Annuity Payment option cannot be changed and withdrawals cannot be made. With the Joint and Survivor Annuity on a fixed payment basis, You may elect an Increase option. With the Joint and 100% Survivor Annuity on a fixed payment basis, You may elect an Increase option or the Installment Refund at Death option or the Cash Refund at Death option.
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Income for Specified Period—This option provides Annuity Payments for a specified period not less than one year nor exceeding 30 years; however, payments may not extend beyond the life expectancy of the Contract Owner, as defined by the IRC. This option is available on a fixed payment basis only.
You may elect whether to have the right to make withdrawals. If You elect not to have the right to make withdrawals, (1) You may elect an Increase option and (2) after the Annuity Date, this Annuity Payment option cannot be changed.
If You elect to have the right to make withdrawals, You may change this Annuity Payment option after the Annuity Date. Any change or withdrawal of Annuitized Value You make may affect any subsequent Annuity Payments and may have tax consequences. Surrender Charges may apply. To determine the Surrender Charge rate, Contract Years are counted from the original effective date of the accumulation Contract. If You surrender the Annuitized Value applied to this Annuity Payment option, Annuity Payments will cease and the Contract will terminate. Thereafter, HMLIC will be free of any liability for the terminated Contract.
Other Income Options—If the Contract Owner does not wish to elect one or more Annuity Payment options, the Contract Owner may:
a.	receive the proceeds in a lump sum less any applicable Surrender Charges, or
b.	leave the Contract with HMLIC and receive the value under any applicable required minimum distribution requirements of IRC Section 401(a) (9), (See “Taxation of Qualified Contracts—Required Minimum Distributions,”) or
c.	elect any other option that HMLIC makes available.
Amount of Fixed and Variable Annuity Payments
In general, the dollar amount of Annuity Payments under the Contract depends on Annuitized Value. The value of each Subaccount is determined by multiplying the number of Accumulation Units credited to each Subaccount within the Contract by its respective Accumulation Unit Value.
Annuitized Value may be more or less than the amount of Net Premium payments allocated to the Contract.
Fixed Annuity Payments—The amount of each payment under a Fixed Annuity Payment option is determined as described in the Contract. These guaranteed payments will not change except in the case of certain joint and survivor Annuity Payment options and Annuity Payment options with an Increase option. Higher Annuity Payments may be made at the sole discretion of HMLIC.
Variable Annuity Payments—If You choose to receive Variable Annuity Payments, the dollar amount of Your payment will depend on: (i) Your Annuitized Value that is used to purchase Variable Annuity Payments on the Annuity Date; (ii) the assumed interest rate for the Contract (here 2%); and (iii) the performance of the Subaccounts You have selected. The amount of the first monthly Variable Annuity Payment is determined as described in the Contract. The amount of the first monthly Variable Annuity payment varies with: the form of income option payment selected and adjusted age of the Annuitant(s).
The first monthly Variable Annuity Payment is used to calculate the number of Variable Annuity Units for each subsequent monthly Annuity Payment. The number of Variable Annuity Units remains constant over the payment period except when a joint and survivor option is chosen. In those cases, the number of Variable Annuity Units will be reduced upon the death of either Annuitant to the survivor percentage elected.
The amount of monthly Annuity Payments following the first Variable Annuity Payment varies from month to month. Annuity Payments are determined each month by multiplying the Variable Annuity Units by the applicable Variable Annuity Unit Value at the date of payment. Not all subaccounts may be available for Annuity Payments.
Assumed Interest Rate
The assumed interest rate for the Contracts is 2%. The investment multiplier is one divided by the sum of one plus the assumed interest rate and the mortality and expense risk fee, adjusted to a monthly rate.
Annuity Unit Value
The Annuity Unit Value for each Subaccount was initially established at $10.00.
•	The current Variable Annuity Unit Value is equal to the prior Variable Annuity Unit Value on the Valuation Date when payments were last determined, multiplied by the applicable net investment factor. This factor is computed by dividing the
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net asset value of a share of the Underlying Fund on the current Valuation Date, plus any dividends or other distributions, by the net asset value of a share on the Valuation Date of the preceding Valuation Period, and multiplying this result by the investment multiplier.
•	If the net investment factor is equal to one, then monthly payments from that Subaccount will remain level. If the net investment factor is greater than one, the monthly payments from that Subaccount will increase. Conversely, if the net investment factor is less than one, the payments from that Subaccount will decrease.
Not all Subaccounts may be available for Annuity Payments.
Misstatement of Age or Sex
If the age or sex of the Annuitant has been misstated, any Annuity Payment amount shall be adjusted to reflect the correct information. Any overpayments that have been made will be deducted from future payments, including interest not to exceed 6% per year. Any underpayments will include not more than 6% interest to be paid in one sum to the Contract Owner if living, otherwise to the beneficiary.
Modification of the Contract
The Contract provides that it may be modified by HMLIC to maintain continued compliance with applicable state and federal laws. Contract Owners will be notified of any modification. Only officers designated by HMLIC may modify the terms of the Contract.
HMLIC reserves the right to offer Contract Owners, at some future date and in accordance with the requirements of the 1940 Act, the option to direct their Net Premium payments to a Subaccount within the Separate Account other than one or more of those currently offered. If shares of the Underlying Funds are not available for purchase by the Separate Account, or if in the judgment of HMLIC further investment in these shares is no longer appropriate in view of the purposes of the Separate Account or Subaccount, then (i) shares of another portfolio may be substituted for the Underlying Fund shares held in the affected Subaccount and/or (ii) payments received after a date specified by HMLIC may be applied to the purchase of shares of another portfolio. No substitution will be made without prior approval of the SEC and any required Contract Owner approvals. Any substitution would be for shares of a portfolio with investment objectives similar to those of the Underlying Fund it replaces.
Individual Product Information
Variable Solutions II—Individual Flexible Premium Deferred Variable Annuity (This product is no longer available for sale.) (IC-450000)
Minimum contribution	$25 per month.
Minimum Guaranteed Interest rate	1%
Annual maintenance fee	$25 per year. This fee will not be charged if the Total Accumulation Value equals or exceeds $10,000.
M&E fee	1.25%
Death benefit	The beneficiary will receive the greater of:
	1.	the Total Accumulation Value; or
	2.	the Net Premium paid, less the Net Premium attributable to any withdrawals and any outstanding loan balance.

Surrender Charges During Contract Year	Surrender Charge
1	8.0%
2	7.5%
3	7.0%
4	6.0%
5	5.0%
6	4.0%
7	3.0%
8	2.0%
9	1.0%
Thereafter	0.0%
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Maximum Solutions II—Individual Flexible Premium Deferred Variable Annuity (This product is only available for sale to Qualified Plans). (IC-451000)
Minimum contribution	$50,000
Minimum Guaranteed Interest Rate	1%
Annual maintenance fee	None
M&E fee	0.95%
Death benefit	If the Contract Owner dies prior to the attainment of age 70, the beneficiary will receive the greater of:
	1.	the Total Accumulation Value; or
	2.	the Net Premium paid, less the Net Premium attributable to any withdrawals and any outstanding loan balance, accumulated at 3 percent annually.
	If the Contract Owner dies after the attainment of age 70, the beneficiary will receive the greater of:
	1.	the Total Accumulation Value; or
	2.	the Net Premium paid, less the Net Premium attributable to any withdrawals and any outstanding loan balance.

Surrender Charges During Contract Year	Surrender Charge
1	7.0%
2	6.0%
3	5.0%
4	4.0%
5	3.0%
6	2.0%
7	1.0%
Thereafter	0.0%
Tax Consequences
The following discussion of federal income tax consequences is only a brief summary and is not intended as tax advice. The tax rules governing the taxation and provisions of annuity contracts are extremely complex, often difficult to comprehend and may be changed at any time. This discussion does not address special rules, prior tax laws, gift, estate/transfer taxes, or state tax laws. A Contract Owner or a prospective Contract Owner should consult a qualified and competent tax advisor before taking any action that could have tax consequences.
On March 27, 2020 the “Coronavirus Aid, Relief, and Economic Security Act” (CARES Act) was signed into law and includes provisions affecting retirement plans. Significant changes affecting the tax consequences of purchasing an annuity contract are included in the discussion below as applicable and are subject to further clarification and change as guidance is issued.
Purchasing the Contract as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the Qualified Retirement Plan.
Tax Treatment of the Company and the Separate Account
Separate Account—The operations of the Separate Account form part of the operations of HMLIC and do not constitute a type of taxable entity distinct from Our other operations. Under present law, no federal income tax will be payable by HMLIC on the investment income and capital gains of the Separate Account if certain conditions are met.
Diversification Requirements—The IRC requires that the investments of the Separate Account be “adequately diversified” under Section 817(h) in order for the Contracts to be treated as annuity contracts for federal income tax purposes. Provided the investments of the Underlying Funds continue to meet the diversification requirements of IRC Section 817(h), the Contract Owner will not pay federal income tax on the investment earnings under a Contract until Annuity Payments begin or a surrender or withdrawal is made. The Separate Account intends to comply with these diversification requirements.
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Contract Owner Control —In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts because of their ability to direct their investments to particular subaccounts of a separate account. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is limited guidance in this area, and some features of Our Contracts, such as the flexibility of a contract owner to allocate premium payments and transfer amounts among the subaccounts of the Separate Account, have not been explicitly addressed in published guidance. While We believe the Contracts do not give the Contract Owners investment control over Separate Account assets, We reserve the right to modify the Contracts as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.
Foreign Tax Credits—We may benefit from any foreign tax credits attributable to taxes paid by certain Underlying Funds to foreign jurisdictions to the extent permitted under federal law.
General Federal Income Tax Provisions
Deductibility of Premium Payments—Premium payments made to Non-Qualified Contracts are not deductible from current taxable income. Under certain circumstances premium payments made to Qualified Contracts may be excludible or deductible from current taxable income.
Pre-Distribution Taxation of Contracts—Investment earnings credited to the Contract Owner’s account are generally not subject to current income tax until such amounts are distributed as defined by the IRC. However, certain assignments or pledges of a Contract or loans under a Contract may be treated as distributions and accelerate the taxability of investment earnings.
Early/Premature Distribution Tax—In the case of a distribution from a Contract, there may be imposed an additional tax (penalty tax) equal to 10% (25% for SIMPLE IRAs during the first two years) of the amount treated as income. In general, however, there is no penalty tax on distributions:
•	made on or after the Contract Owner reaches age 59½;
•	made on or after the death of a Contract Owner;
•	attributable to the Contract Owner becoming disabled; or
•	made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the Contract Owner or the joint lives or joint life expectancy of the Contract Owner and a beneficiary.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax advisor with regard to exceptions from the penalty tax.
Annuity Payments—Although tax consequences may vary depending on the payout option elected under a Contract, some or all of each Annuity Payment is generally taxed as ordinary income, while a portion may not be taxed. The determination of the amount of each Annuity Payment that is subject to current tax depends upon the type of Contract and Your particular circumstances.
Death Benefits—Amounts may be distributed from a Contract because of the death of the Annuitant or Contract Owner. Such death benefits are not life insurance benefits. Generally, such amounts are includible in the income of the beneficiary as follows: (i) if distributed in a lump sum, they are taxed in the same manner as withdrawals from the Contract, or (ii) if distributed under an annuity payment, they are taxed in the same manner as Annuity Payments.
Contract Transactions—A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain Annuity Dates, or the exchange of a Contract may result in certain tax consequences to You that are not discussed herein. In addition, a transfer or assignment of a Contract that is a Qualified Contract is generally prohibited. A Contract Owner contemplating any such transaction should consult a tax advisor as to the tax consequences.
Withholding—Mandatory federal income tax is required to be withheld at the rate of 20% on eligible rollover distributions from Qualified Contracts. Exceptions to this rule include: distributions from traditional IRAs or Roth IRAs, non-taxable distributions, a direct rollover or direct transfer to an eligible retirement plan, periodic payments over the Contract Owner’s life expectancy or the joint life expectancy of the Contract Owner and the beneficiary, periodic payments over a period of ten years or more, required minimum distributions, and hardship distributions.
For all amounts not subject to the mandatory 20% withholding, federal income tax is generally required to be withheld unless the Contract Owner elects not to have federal income tax withheld. For periodic payments (Annuity Payments), the withholding is calculated similar to wage withholding. For all other payments withholding is at the rate of 10%. For periodic payments, HMLIC will notify the Contract Owner at least annually of his or her right to revoke the election not to have federal income tax withheld. State and/or local tax withholding may also apply.
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Definition of Spouse under Federal Law—The right of a spouse to continue the Contract and all Contract provisions relating to spouses and spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Internal Revenue Service (“IRS”) guidance provides that civil unions and similar relationships recognized under state law are not marriages unless denominated as such.
Taxation of Non-Qualified Contracts
Generally all or a portion of any distribution from a Non-Qualified Contract will be taxable as ordinary income. The amount will be dependent upon the type of distribution and the “investment in the contract”. The investment in the contract is generally the total of all premium payments and represents the portion of the Contract already taxed. The investment in the Contract is reduced by the portion of a withdrawal or other distribution not taxed. The remaining portion of the Contract is investment earnings, which have not yet been taxed.
Withdrawals—If a withdrawal of less than the entire value of a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to current income tax up to the amount of the investment earnings in the Contract. For Contracts issued before August 14, 1982, the rules for determining the portion of any withdrawal that is treated as ordinary income subject to current income tax are different and You should consult with a tax advisor.
In the case of a withdrawal of the entire value of the Contract (a surrender), the amount received generally will be subject to current income tax only to the extent it exceeds the Contract Owner’s “investment in the contract”.
Annuity Payments—For Annuity Payments received under a Non-Qualified Contract a portion of each Annuity Payment will consist of both a return of the investment in the contract and investment earnings. The portion considered excludible from taxable income, or a return of the investment in the contract, is determined by the ratio of the total amount of the investment in the contract to the “expected return” under the Contract (exclusion ratio). Generally, the expected return is the total amount that can be expected to be received under the Contract. The calculation of the expected return will vary depending upon the payout options selected and ages of the Annuitants. When the investment in the contract has been recovered all future Annuity Payments will be fully taxable. For Annuity Payments that began before January 1, 1987, the exclusion ratio will apply to all payments received.
Partial Annuitization—If a portion of the account value of a Non-Qualified Contract is applied to purchase Annuity Payments and the Contract meets certain rules, that portion will be treated as a separate Contract with a pro-rata allocation of the investment in the contract and a separate Annuity Date for purposes of determining the income taxation of the Annuity Payments. The Annuity Payments must be made over a period of 10 years or more, or over the life expectancy of one or more Annuitants. Annuity payments under a partial annuitization will be subject to income tax as discussed in the previous paragraph.
Early/Premature Distribution Tax—An additional tax (penalty tax) may also apply to premature distributions from a Non-Qualified Contract. A premature distribution is generally any distribution made before the Contract Owner reaches age 59½. The penalty tax is 10% of the amount of the payment that is includable in income.
Certain payments may be exempt from the penalty tax, such as payments made:
1)	after age 59½,
2)	as the result of death or disability,
3)	under an immediate annuity contract, and
4)	that are part of a series of substantially equal periodic payments over the life or life expectancy of the Contract Owner or the joint lives or joint life expectancy of the Contract Owner and a beneficiary.
Required Distributions Upon Death of the Contract Owner—The beneficiary of a Non-Qualified Contract is generally required to take distributions upon the death of the Contract Owner. Specifically, if the Contract Owner dies on or after the Annuity Date the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner’s death. If the Contract Owner dies prior to the Annuity Date, the entire interest in the Contract will be distributed within five years after the date of the Contract Owner’s death. There are two exceptions to the five-year rule: payments over the life expectancy, or a period not exceeding the life expectancy, of the designated beneficiary provided the payments begin within one year of the Contract Owner’s death, or, if the beneficiary is the surviving spouse, the spouse may treat the Contract as his or her own and continue the Contract. If the beneficiary is not a natural person, such as a trust or estate, the exceptions will not apply and the entire interest in the contract must be distributed within five years after the date of the Contract Owner’s death.
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Multiple Contracts—All non-qualified deferred annuity contracts that are issued by Us (or Our affiliates) after October 21, 1988 to the same Contract Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Contract Owner’s income when a taxable distribution occurs.
Exchanges—Exchanges of Non-Qualified Contracts are an assignment of the accumulation in the Contract to another issuer and if completed in accordance with federal tax rules would not be includable in income until they are ultimately paid out to the Contract Owner.
Net Investment Income Tax—A net investment income tax of 3.8% applies to all or part of a taxpayer’s net investment income when certain thresholds are met. Net investment income includes interest, dividend, and annuity income. However, distributions from Qualified Contracts are excluded from net investment income. The tax is assessed against the lesser of net investment income or the amount of modified adjusted gross income that exceeds $200,000 for single taxpayers and those filing as Head of Household, $250,000 for married taxpayers filing jointly and $125,000 for married taxpayers filing separately.
Taxation of Qualified Contracts
Qualified Retirement Plans receive tax-favored treatment under provisions of the IRC. Purchasing a Contract as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the qualified plan. In addition, Qualified Contracts issued under IRC Sections 403(b), 457(b), and 401 are subject to the terms of the employer’s plan, which may limit rights and options otherwise available under the Contract.
Contributions—Premium payments made to Qualified Contracts are generally not subject to current income tax at the time they are made. This includes salary reduction amounts made under a salary reduction agreement and non-elective contributions made by the employer. The exceptions to this are contributions to Roth IRAs, the amount of salary reduction designated as a Roth contribution (discussed below), and traditional IRA contributions determined to not be deductible. These contributions are all subject to income tax in the year they were made. Investment earnings credited to the Contract Owner’s account are generally not subject to current income tax until such amounts are distributed as defined by the IRC and the employer’s plan, if applicable. Distributions of investment earnings attributable to amounts from a Roth IRA or a designated Roth account may not be subject to income tax if certain conditions are met.
Section 403(b), 457(b), and 401(k) Qualified Retirement Plans are allowed to establish Designated Roth accounts within their plans. If this feature is included in the plan, the Contract Owner can designate some or all of his/her salary reduction contributions as Designated Roth contributions resulting in those designated amounts being includable in the Contract Owner’s income in the year they were made and subject to all wage withholding requirements.
Designated Roth contributions, combined with other salary reduction contributions, are subject to the annual limits discussed under the “Section 403(b) Tax-Deferred Annuity”, “457(b) Eligible Governmental Plan”, and “Section 401” sections, below. Designated Roth contributions are also subject to the same distribution restrictions and required minimum distributions as all other contributions in the plan.
A 403(b), 457(b),), or 401(k) Qualified Retirement Plan may allow amounts in non-Roth accounts to be converted to Designated Roth accounts. Amounts converted to a Designated Roth account are taxable as ordinary income in the year of conversion, but are not subject to the 10% penalty tax. However, if there is a distribution of these amounts within the next 5 years they may be subject to a recapture of the 10% penalty tax. Amounts converted to a Designated Roth account cannot be reversed.
Withdrawals—If a withdrawal of a portion or all (surrender) of the value of a Qualified Contract occurs, the entire amount received will be treated as ordinary income subject to current income tax unless the Contract Owner has an “investment in the contract.”.” The investment in the contract is the total of all contributions with the exception of those that were excludible or deductible from income at the time made, and represents the portion of the Contract already taxed. When there is an investment in the contract, the amount of the withdrawal not subject to income tax is based upon the ratio of the investment in the contract to the total value immediately before the distribution.
For withdrawals from Roth IRAs or Designated Roth accounts in a 403(b), 457(b), or 401(k) Contract, if the distribution is a qualified distribution, earnings are not subject to income tax. A distribution from a Designated Roth account in a 403(b), 457(b) or 401(k) Contract is considered qualified if it is made more than five years after establishment of the account and made on or after the Contract Owner attains age 59 ½, dies or becomes disabled. A distribution from a Roth IRA is considered qualified if it is made at least five years after issuance of the Contract Owner’s first Roth IRA and after the Contract Owner attains age 59 ½, dies or becomes disabled, or is eligible for a qualified first-time homebuyer distribution. In addition, a Roth IRA Contract Owner may receive a distribution of after-tax contributions at any time.
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Coronavirus Related Distributions—Under the CARES Act, between January 1, 2020 and December 31, 2020, an eligible individual may withdraw up to $100,000 from a Qualified Retirement Plan, including IRAs. The total aggregate of such distributions is limited to $100,000. The distribution is not eligible for rollover and is exempt from the early/premature distribution tax. While the distribution is subject to plan administrator approval it is not subject to other distribution restrictions. The distribution is includable in income ratably over a three-year period excluding any portion attributable to Roth type contributions or after-tax investment in the contract. Some or all of a distribution under this provision may be repaid to a Qualified Retirement Plan that accepts rollover contributions or to an IRA as a timely made direct rollover of an eligible rollover distribution.
An eligible individual is an individual, their spouse or dependent that has been diagnosed with the virus SARS-CoV-2 or with coronavirus disease 2019 (COVID-19) by a test approved by the Centers for Disease Control and Prevention or an individual who has experienced adverse financial consequences as a result of such disease (e.g. quarantine, furlough or laid off, reduction of work hours, unable to work due to lack of child care, loss of business, or other factors determined by the Secretary of Treasury).
Loans, if not made within certain terms of the IRC, will be treated as distributions. Loans from Sections 403(b), 457(b) and 401(k) plans will generally not be treated as distributions if the terms of the loan require repayment within five years (except loans to acquire a home), substantially level payments over the term of the loan, and the loan amount to be limited to the lesser of $50,000 or 50% of the value of the Contract, and the loan is evidenced by a legally enforceable agreement. The IRC does not permit loans from IRAs, Roth IRAs, SIMPLEs, or SEPs.
Coronavirus Loans—Under the CARES Act for loans made to eligible individuals, as defined above, during the 180-day period beginning with the date of enactment the loan amount limit is increased to the lesser of $100,000 or 100% of the value of the Contract. Loan payments due between March 27, 2020 and December 31, 2020 may be suspended for up to one year.
Annuity Payments—Annuity Payments received under a Qualified Contract will be treated as ordinary income subject to tax unless the Contract Owner has an investment in the contract. If the Contract Owner has an investment in the contract some portion of each Annuity Payment will be treated as ordinary income subject to tax based upon IRC Section 72 rules, the payment options selected, and age(s) of the Annuitant(s).
Annuity Payments from Roth IRAs or Designated Roth accounts in a 403(b), 457(b), or 401(k) Contract will not be subject to income tax if they are qualified distributions as defined above.
Rollovers—A rollover, including a direct rollover, is a distribution (cash or other assets) from an eligible retirement plan followed by a contribution to another eligible retirement plan and is not subject to current income tax. Distributions that include amounts already included in income (after-tax) can be rolled over but must occur via a direct rollover with separate accounting in the new retirement plan. A direct rollover is a transaction in which no payment or distribution of funds is made to the Contract Owner or other payee. Distributions that are properly rolled over are not includable in income until they are ultimately paid out of the new contract. For Section 403(b), 457(b) and 401 Contracts only amounts eligible for distribution can be rolled over.
Only one indirect rollover from an IRA to another, or the same, IRA can be made in any 12-month period. The limit will be applied by aggregating all individual IRAs, including Traditional, Roth, SEP and SIMPLE. Trustee-to-trustee or issuer-to-issuer transfers are not limited, and conversions of Traditional IRAs to Roth IRAs are not limited.
Amounts under a Section 403(b) plan can be rolled over to another 403(b) plan, a traditional IRA, a SEP IRA, an eligible Section 457(b) governmental plan (provided it agrees to separate accounting), or a Section 401 plan. Amounts in a Designated Roth account of a Section 403(b) plan can only be rolled over to another Designated Roth account of a Section 403(b) plan, a 457(b) governmental plan, Section 401(k) plan, or to a Roth IRA.
Amounts under a traditional IRA can be rolled over to a Section 403(b) plan, another traditional IRA, a SEP IRA, an eligible Section 457(b) governmental plan (provided it agrees to separate accounting), or a Section 401 plan. After-tax contributions in a traditional IRA can only be rolled over into another IRA.
Amounts under a SIMPLE IRA can only be rolled over to another SIMPLE IRA during the first two years of participation. Thereafter, a SIMPLE IRA can be rolled over to a Section 403(b) plan, a traditional IRA, a SEP IRA, a Section 457 (b) plan (provided it agrees to separate accounting), or a Section 401 plan.
Amounts under a SEP IRA can be rolled over to a Section 403(b) plan, a traditional IRA, another SEP IRA, an eligible 457(b) governmental plan (provided it agrees to separate accounting), or a Section 401 plan.
Amounts under a Roth IRA can be rolled over to another Roth IRA.
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Amounts under an eligible Section 457(b) governmental plan can be rolled over to a Section 403(b) plan, a traditional IRA, a SEP IRA, another eligible Section 457(b) governmental plan, or a Section 401 plan. Amounts in a Designated Roth account of a 457(b) governmental plan can only be rolled over to another Designated Roth account of a Section 403(b) plan, another Section 457(b) governmental plan, or a Section 401(k) plan, or to a Roth IRA.
Amounts under a Section 401 plan can be rolled over to a 403(b) plan, a traditional IRA, a SEP IRA, a Section 457(b) governmental plan (provided it agrees to separate accounting) or another Section 401 plan.
SIMPLE IRAs may accept rollovers from a 403(b) plan, 457(b) plan, 401 plan, traditional IRA, or SEP IRA after the first two years of participation in the SIMPLE IRA.
Beneficiaries may also make rollovers. If the beneficiary is the surviving spouse, the amount may be rolled over to his or her own eligible retirement plan, provided the plan accepts rollover contributions, to his or her own IRA or to an inherited IRA. If the beneficiary is not the spouse, the beneficiary may make a direct rollover to an inherited IRA or Roth IRA if from a decedent’s Roth 403(b), Roth 457(b), or Roth 401(k), which is subject to the inherited IRA minimum distribution rules.
Transfers and Exchanges—For Qualified Contracts with the exception of Section 403(b) Contracts, a trustee-to-trustee or issuer-to-issuer transfer is a tax-free transfer from one Qualified Contract to a similar Qualified Contract that does not involve a distribution. Amounts that are properly transferred are not includable in income until they are ultimately paid out of the Contract.
For a Section 403(b) Contract, a transfer is the movement of all or some portion of the balance in the 403(b) Contract from one employer’s 403(b) plan to another employer’s 403(b) plan, and an exchange is the movement of all or some portion of the balance in a 403(b) Contract between investment providers in the same employer’s 403(b) plan. You should consult with a Your tax advisor for additional guidance on transfers and exchanges.
Early/Premature Distribution Tax—An additional tax (penalty tax) may also apply to premature distributions from a Qualified Contract. A premature distribution is generally any distribution made before the Contract Owner reaches age 59½. The penalty tax is 10% of the amount of the payment that is includable in income. The penalty tax increases to 25% for distributions from a SIMPLE IRA if made within the first two years of participation. The penalty tax does not apply to conversions of traditional IRAs or other eligible retirement plans to Roth IRAs and most distributions from Section 457(b) plans. However, it may apply if converted amounts are distributed during the five-year period beginning with the year of conversion.
Certain payments may be exempt from the penalty tax depending on the type of Qualified Contract such as payments made:
1)	after attainment of age 59½,
2)	as the result of death or disability,
3)	that are part of a series of substantially equal periodic payments over the life or life expectancy of the Contract Owner or the joint lives or joint life expectancy of the Contract Owner and another person,
4)	after separation from service and attainment of age 55,
5)	for medical care,
6)	under a qualified domestic relations order (QDRO),
7)	to correct excess contributions, and/or deferrals,
8)	in limited circumstances, to a reservist called to active duty after September 11, 2001,
9)	for a qualified birth or adoption, and
10)	Coronavirus Related Distribution made between January 1, 2020 and December 31, 2020.
If the Contract is a traditional IRA or Roth IRA, the exceptions above related to separation from service and QDRO do not apply and there are additional exceptions, which include a payment made:
for reimbursement of health insurance while the Contract Owner is unemployed, for qualified education expenses, and
for a qualified first-time home purchase.
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Required Minimum Distributions—The Contract Owner of a Qualified Contract (other than a Roth IRA) is generally required to take certain required minimum distributions during the Contract Owner’s life, and the beneficiary designated by the Contract Owner is required to take the balance of the Contract value within certain specified periods following the Contract Owner’s death. Roth IRAs are not subject to the lifetime required minimum distribution requirements but are subject to the after-death distributions requirements described below.
The Contract Owner must take the first required minimum distribution by the required beginning date and subsequent required minimum distributions by December 31 of each year thereafter. Payments must be made over the life or life expectancy of the Contract Owner or the joint lives or joint life expectancy of the Contract Owner and the beneficiary. The amount of the required minimum distribution depends upon the Contract value and the applicable life expectancy. The required beginning date for traditional IRAs, SEPs, and SIMPLE IRAs is no later than April 1 of the calendar year following the calendar year in which the Contract Owner attains age 72 or attained age 70½. in 2019 and prior years. The required beginning date for Section 403(b) plans, Section 457(b) plans, and 401 plans is the later of April 1 of the calendar year following the calendar year in which the Contract Owner attains age 72 or attained age 70½. in 2019 and prior years or retires.
Upon the death of the Contract Owner, the individual designated as the beneficiary must take a distribution of the entire account by December 31 of the calendar year containing the 10th anniversary of the Contract Owner’s death unless the beneficiary is considered an Eligible Designated Beneficiary. An Eligible Designated Beneficiary can take distributions annually over the beneficiary’s life expectancy as discussed below. An Eligible Designated Beneficiary is 1) a spouse, 2) a disabled individual, 3) a chronically ill individual, 4) an individual who is not more than 10 years younger than the Contract Owner, and 5) a minor child of the Contract Owner. For a minor child of the Contract Owner, distributions based on life expectancy can only be made until he/she reaches the age of majority. At that time the remaining balance will be required to be distributed within 10 years.
For Eligible Designated Beneficiaries, the beneficiary must take distributions under one of the following two rules:
1.	If the Contract Owner dies on or after the required beginning date any remaining balance must be distributed over the greater of the Contract Owner’s remaining life expectancy, or the beneficiary’s life expectancy.
2.	If the Contract Owner dies before the required beginning date, the balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the Contract Owner’s death or paid over the life expectancy of the beneficiary provided distributions begin by December 31 of the calendar year following the year of the Contract Owner’s death. If the beneficiary is the spouse, the spouse may defer payments until the end of the calendar year in which the Contract Owner would have reached age 72 or in the case of an IRA, treat the IRA as his or her own and roll over the Contract to a traditional IRA or any other eligible retirement plan. If the beneficiary is not the spouse, the beneficiary may make a direct rollover to an IRA that meets the IRC requirements of an 'inherited IRA'.
If a beneficiary is not designated or is not an individual and the Contract Owner dies after the required beginning date distributions are required to be made over the Contract Owner’s remaining life expectancy, or if the Contract Owner dies before the required beginning date the entire balance must be distributed by December 31, of the fifth year following the Contract Owner’s death.
CARES Act waiver of required minimum distributions—For calendar year 2020 The CARES Act waives required minimum distributions from Qualified Retirement Plans and IRAs, including for individuals with a required beginning date of April 1, 2020. For instances where the beneficiary is required to complete a distribution within five years of the death of the owner, calendar year 2020 disregarded. Required minimum distributions already received may be treated as a direct rollover to a Qualified Retirement Plan or IRA.
Required Minimum Distribution Excise Tax—If the amount distributed from a Qualified Contract is less than the required minimum distribution for the year (discussed above), the Contract Owner is generally subject to a nondeductible excise tax of 50% on the difference between the required minimum distribution and the amount actually distributed.
Contribution Limitations and General Requirements Applicable to Qualified Retirement Plans
All contributions to Qualified Retirement Plans are subject to annual limitations imposed by the IRC and discussed below for each type of Qualified Retirement Plan. Employer contributions are subject to additional limitations and are not discussed here. In addition, employer sponsored retirement plans, such as Section 403(b), Section 457(b) Eligible Governmental, and Section 401, may impose restrictions on distributions other than those provided by the IRC.
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403(b) Tax-Sheltered Plan—A 403(b) tax-sheltered plan is available for employees of public schools and certain organizations tax-exempt under Section 501(c)(3). Employee salary reduction contributions are limited to the lesser of $19,500 for 2020 or 100% of income. Employer contributions are subject to an additional annual limitation. A special catch-up contribution is available to certain Contract Owners who have 15 years of service with his or her current employer. Additional catch-up amounts, $6,500 for 2020, may be contributed if the Contract Owner is age 50 or older. Both the maximum salary reduction contribution and additional amount if You are age 50 or older are indexed for inflation in future years. If permitted by Your retirement plan, some or all of Your salary reduction contributions may be treated as Designated Roth Contributions (Roth 403(b)). Roth 403(b) contributions are salary reduction contributions that are irrevocably designated by You as not being excludable from income. Roth 403(b) contributions and related earnings will be accounted for separately. Contributions and earnings are not included in the Contract Owner’s income until distributed with the exception of Roth 403(b) contributions which are included in income in the year contributed.
Distributions from 403(b) Contracts generally cannot be made until the Contract Owner attains age 59 ½. However, exceptions to this rule include severance from employment, death, disability and hardship and, generally, the balance in the Contract as of December 31, 1988. 403(b) Contract accumulations may be eligible for a tax-free rollover to an eligible retirement plan. Section 403(b) Contracts are subject to the required minimum distribution rules.
408 Traditional IRA—Annual contributions to a traditional IRA are limited to $6,000 for 2020. Additional catch-up contributions, up to $1,000 for 2020, may be made if the Contract Owner is age 50 or older. Both the annual and catch-up contribution limits are indexed for inflation in future years. Contribution limits to a traditional IRA are coordinated with Roth IRA contributions and combined cannot exceed the annual limit. The amount of any annual contribution that will be deductible from gross income is based upon the individual’s compensation, coverage under a retirement plan, and filing status. For 2020, if the Contract Owner of the traditional IRA Contract is an active participant in another eligible retirement plan, the deduction phases out when modified adjusted gross income (“MAGI”) is between $65,000 and $75,000 for single filers and between $104,000 and $124,000 for married individuals filing jointly and between $0 and $10,000 for married filing separately. If the Contract Owner is not an active participant in an employer’s retirement plan but the Contract Owner’s spouse is, the deduction phases out when AGI is between $196,000 and $206,000. Traditional IRA accumulations may be eligible for a tax-free rollover to another eligible retirement plan or transfer to another traditional IRA (subject to the one rollover per year limitation discussed earlier under “Rollovers”). Traditional IRAs are subject to required minimum distribution rules.
Roth IRA—Annual contributions to a Roth IRA are limited to $6,000 for 2020. Additional catch-up contributions, up to $1,000 for 2020, may be made if the Contract Owner is age 50 or older. Both the annual and catch-up contribution limits are indexed for inflation in future years. Contributions to a traditional IRA are coordinated with Roth IRA contributions and combined cannot exceed the annual limit. The annual contribution has additional limitations based upon the Contract Owner’s income and filing status. The annual contribution maximum is phased out when AGI is between $124,000 and $139,000 for single taxpayers and those taxpayers filing asHead of Household, between $196,000 and $206,000 for married taxpayers filing jointly and between $0 and $10,000 for married taxpayers filing separately. Contributions to a Roth IRA are not deductible and if the Contract Owner has held any Roth IRA for more than five years, certain qualified distributions are not includable in income (e.g., distributions made to a Contract Owner reaching age 59½ or becoming disabled). Traditional IRAs, SEP IRAs and SIMPLE IRAs (after 2 years of participation in a SIMPLE IRA) and other retirement plans can generally be converted to a Roth IRA. The converted amount is includable in income in the year of conversion. Beginning in 2018 a conversion from a traditional IRA, SEP or SIMPLE to a Roth IRA can no longer be recharacterized as a traditional contribution. Roth IRAs can only be rolled over to other Roth IRAs (subject to the one rollover per year limitation discussed earlier under “Rollovers”). Roth IRAs are not subject to the required minimum distribution rules.
Savings Incentive Match Plan for Employees (SIMPLE IRA)—If the Contract is used for a SIMPLE IRA, the salary reduction limitation is $13,500 for 2020 and is indexed for inflation in future years. Additional catch-up contributions up to $3,000 for 2020 may be made if the Contract Owner is age 50 or older. Employer contributions are required and are coordinated with other Qualified Retirement Plan contribution limitations. SIMPLE IRAs can accept rollovers during the first two years of participation in the SIMPLE IRA only from other SIMPLE IRAs. After the first two years of participation SIMPLE IRAs may accept rollovers from a 403(b) plan, 457(b) plan, 401 plan, traditional IRA, or SEP IRA. Rollovers from SIMPLE IRAs are similar to traditional IRAs except that rollovers during the first two years of participation are limited to other SIMPLE IRAs. Required minimum distribution rules apply the same as for traditional IRAs.
Simplified Employee Pension (SEP)—If the Contract is used for a SEP IRA plan and the Contract Owner has elected to make traditional IRA contributions, the same limitations regarding maximum contributions and deductibility apply as those described above under traditional IRAs. If the SEP is offered under a salary reduction basis (SARSEP), the limitation for salary
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reduction contributions is $19,500 for 2020 or 25% of compensation, whichever is less. The additional catch-up amount, up to $6,500 for 2020, may be contributed if the individual is age 50 or older. Both the annual and catch-up contributions are indexed for inflation in future years. New SARSEPs are not permitted after 1996, however, those in effect before 1997 may continue. Employer contributions are allowed subject to additional limitations and must be coordinated with other eligible retirement plan limitations. SEP IRA plans are subject to certain minimum participation and nondiscrimination requirements. Contributions and earnings are not includable in income until distributed. Rollover and required minimum distribution rules apply the same as for traditional IRAs.
457(b) Eligible Governmental Plan—A 457(b) deferred compensation plan is available for employees of eligible state or local governments. Employee salary reduction amounts are limited to the lesser of $19,500 for 2020 or 100% of includable compensation. Employer contributions are included in this annual limit and when combined with employee salary reduction amounts cannot exceed the annual limit. Additional catch-up amounts, up to $6,500 for 2020, may be contributed if the Contract Owner is age 50 or older. Both the maximum salary reduction amount and additional amount if You are age 50 or older are indexed for inflation in future years. An additional special catch-up contribution is allowed in the three years of employment before attaining normal retirement age as stated in the employer’s plan. If permitted by Your retirement plan, some or all of Your salary reduction contributions may be treated as Designated Roth contributions (Roth 457(b)). Roth 457(b) contributions are salary reduction contributions that are irrevocably designated by You as not being excludable from income. Roth 457(b) contributions and related earnings will be accounted for separately. Contributions and earnings are not included in the Contract Owner’s income until distributed with the exception of Roth 457(b) contributions which are included in income in the year contributed.
Distributions from 457(b) Contracts generally cannot be made until the Contract Owner attains age 59½ except for severance from employment or an unforeseeable emergency. Contract accumulations may be eligible for a tax free rollover to another eligible retirement plan. 457(b) Contracts are subject to the required minimum distribution rules.
401 plans—A 401 plan permits employers to establish various types of retirement plans (e.g., pension, money purchase, profit sharing, 401(k) plans) for their employees. Retirement plans established in accordance with IRC Section 401 may permit the purchase of annuity contracts to provide benefits under the plan. A retirement plan qualified under Section 401 may be funded with employer contributions, employee contributions, or a combination of both. Contributions and earnings are not included in the Contract Owner’s income until distributed with the exception of designated Roth contributions and after-tax contributions. Distributions are generally not allowed prior to retirement and You should consult Your employer’s plan for additional information. 401 Contract accumulations may be eligible for a tax-free rollover to an eligible retirement plan. 401 Contracts are subject to the required minimum distribution rules.
Federal Estate Taxes
While no attempt is being made to discuss the federal estate tax implications of the Contract, purchasers of annuity contracts should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent may be included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor and/or a tax advisor for more information.
Gift and Generation-skipping Transfer Tax
The Gift and Generation-skipping Transfer Tax may apply when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. In addition, regulations issued under the IRC may require Us to deduct the tax from Your Contract, or from any applicable payment, and pay it directly to the Internal Revenue Service. Consult a tax advisor for more information.
Annuity Purchases by Nonresident Aliens and Foreign Corporations
The discussion above provides general information regarding U.S. federal income tax consequences to annuity contract purchasers who/that are U.S. citizens or residents. Annuity contract purchasers who/that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the annuity contract purchaser’s country of citizenship or residence. Prospective annuity contract purchasers are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.
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Possible Tax Law Changes
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation, regulation, or otherwise. Consult a tax advisor with respect to legislative or regulatory developments and their effect on the Contract.
We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.
Other Information
Distribution of the Contract—The Contracts were offered and sold by HMLIC through its licensed life insurance sales personnel who were also registered representatives of HM Investors. In addition, the Contracts may have been offered and sold through independent agents and other broker-dealers. HMLIC has entered into a distribution agreement with its affiliate, HM Investors, principal underwriter of the Separate Account. HM Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker-dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of FINRA and is a wholly-owned subsidiary of Horace Mann Educators Corporation. Sales commissions are paid by HMLIC to HM Investors and other broker-dealers and range from 1.00% to 11.00% of premium payments received. No specific charge is assessed directly to Contract Owners or to the Separate Account to cover the commissions and endorsement-related payments. We do intend to recover the amount of these commissions and other sales expenses and incentives we pay, however, through the fees and charges collected under the Contract and other corporate revenue.
Association Relationships—HMLIC or an affiliate has relationships with various education associations and school administrator associations. Under these relationships, HMLIC or an affiliate may pay the association for certain special functions, advertising, and similar services, including but not limited to the following:
•	Providing HMLIC or an affiliate with access to and opportunities to market its products to association members;
•	Allowing HMLIC or an affiliate to sponsor and promote scholarship and awards programs;
•	Allowing HMLIC or an affiliate to sponsor and/or attend (and market its products at) association meetings, conferences, or conventions; and
•	Allowing HMLIC or an affiliate to conduct workshops for association members.
Certain education associations endorse various insurance products of HMLIC or an affiliate. Neither HMLIC nor any of its affiliates pays any consideration solely in exchange for product endorsements.
Legal Proceedings — HMLIC, like other life insurance companies, is involved on occasion in lawsuits. Although the outcome of any litigation cannot be predicted with certainty, HMLIC believes that no pending or threatened lawsuits are likely to have a material adverse effect on the Separate Account, on the ability of HM Investors to perform under its principal underwriting agreement, or on HMLIC’s ability to meet its obligations under the Contracts.
Registration Statement—A registration statement has been filed with the SEC under the Securities Act of 1933 with respect to the Contract. This prospectus summarizes the material rights granted under and features of the Contract. For a complete statement of the terms thereof, reference is made to these instruments as filed. This prospectus does not contain all information set forth in the registration statement, its amendments and exhibits.
Communications to Contract Owners—To ensure receipt of communications, Contract Owners must notify HMLIC of address changes. Notice of a change in address may be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785, by calling (800) 999-1030 (toll-free) or by accessing HMLIC’s website at horacemann.com and sending a message through the “Message Center” in the “My Account” section.
HMLIC will attempt to locate Contract Owners for whom no current address is on file. In the event HMLIC is unable to locate a Contract Owner, HMLIC may be forced to surrender the value of the Contract to the Contract Owner’s last known state of residence in accordance with the state’s abandoned property laws.
36

Contract Owner Inquiries—A toll-free number, (800) 999-1030, is available to telephone HMLIC’s Annuity Customer Service Department. Written questions should be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657 or by accessing HMLIC’s website at horacemann.com and sending a message through the “Message Center” in the “My Account” section.
Forms Availability—Specific forms are available from HMLIC to aid the Contract Owner in effecting many transactions allowed under the Contract. These forms may be obtained by calling the Annuity Customer Service Department toll-free at (800) 999-1030 or may be downloaded from Our secure website at horacemann.com.
Investor Information from FINRA—Information about HM Investors and Your agent is available from FINRA at www.finra.org or by calling (800) 289-9999 (toll-free).
37

Table of Contents for the Statement of Additional Information
A copy of the Statement of Additional Information providing more detailed information about the Separate Account is available, without charge, upon request. The Table of Contents of this Statement of Additional Information follows:
Topic	Page
General Information and History	3
Underwriter	4
Independent Registered Public Accounting Firm	4
Financial Statements	4
To receive, without charge, a copy of the Statement of Additional Information for the Separate Account, please complete the following request form and mail it to the address indicated below, send it by telefacsimile (FAX) transmission to (877) 832-3785 or telephone (800) 999-1030 (toll-free).
Horace Mann Life Insurance Company
P.O. Box 4657
Springfield, Illinois 62708-4657
Please provide free of charge the following information:
______ Statement of Additional Information dated May 1, 2019 for the Separate Account
Please mail the above document to:

(Name)

(Address)

(City/State/Zip)
38

Appendix A: Condensed Financial Information

The following schedules include Accumulation Unit Values for the periods indicated. This data has been taken from the Separate Account financial statements. The information should be read in conjunction with the financial statements of the Separate Account and the related notes that are included in the Statement of Additional Information. Check the “Individual Product Information” section for the “M&E Fee” that applies to Your Contract, and then refer to the appropriate table below.
The Separate Account was established in 1965. The following information is taken from the Separate Account financial statements. The financial statements and reports are contained in the Annual Report for the Separate Account and are incorporated herein by reference and may be obtained by calling or writing HMLIC. The Wilshire VIT Global Allocation Fund commenced operations on January 1, 1983. The T. Rowe Price Government Money Portfolio, Wilshire Variable Insurance Trust 2015 ETF Fund, Wilshire Variable Insurance Trust 2025 ETF Fund, and Wilshire Variable Insurance Trust 2035 ETF Fund, were added to the Separate Account on May 1, 2006. BNY Mellon Investment Portfolios: Small Cap Stock Index Portfolio was added on May 1, 2008. The Calvert VP S&P MidCap 400 Index and Templeton Global Bond VIP Fund were added to the Separate Account on May 1, 2010. The Lord Abbett Series Developing Growth Portfolio was added to the Separate Account on May 1, 2013. The American Funds IS New World Fund, American Funds IS Managed Risk Asset Allocation Fund, American Funds IS Growth Fund and American Funds IS Blue Chip Income and Growth Fund were added to the Separate Account on May 1, 2014. The Fidelity® VIP Freedom 2015 PortfolioSM SC2, Fidelity® VIP Freedom 2025 PortfolioSM SC2, Fidelity VIP® Freedom 2035 PortfolioSM SC2, Fidelity® VIP Freedom 2045 PortfolioSM SC2, Fidelity® VIP FundsManager® 20% SC2, Fidelity® VIP FundsManager® 50% SC2, Fidelity® VIP FundsManager® 60% SC2, Fidelity® VIP FundsManager® 70% SC2, Fidelity® VIP FundsManager® 85% SC2, Fidelity® VIP Real Estate SC2, JPMorgan Small Cap Value, Franklin High Income VIP Fund and MFS Mid Cap Value Portfolio were added to the Separate Account on May 1, 2015. The BlackRock High Yield V.I. III was added to the Separate Account on May 1, 2017. The ClearBridge Variable Small Cap Growth I, MFS VIT II International Growth Service Class and Vanguard VIF Global Bond Index were all added to the Separate Account on May 1, 2019. The Fidelity VIP Freedom 2055 SC2 and Fidelity VIP Freedom 2065 SC2 were added to the Separate Account on May 1, 2020, therefore no information is included in the table below. All other Underlying Funds not specified above were added to the Separate Account on August 9, 2000.
1.25 M&E
Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
American Funds IS Blue Chip Growth and Income Fund Class 4	12/31/2019	$ 17.38	$ 20.78	866,781
	12/31/2018	19.32	17.38	829,571
	12/31/2017	16.76	19.32	761,944
	12/31/2016	14.32	16.76	574,430
	12/31/2015	14.98	14.32	319,890
	12/31/2014	13.62*	14.98	84,547
American Funds IS Growth Fund	12/31/2019	$118.55	$152.74	174,725
	12/31/2018	120.65	118.55	160,994
	12/31/2017	95.44	120.65	138,646
	12/31/2016	88.47	95.44	107,125
	12/31/2015	84.04	88.47	60,626
	12/31/2014	78.04*	84.04	16,334
American Funds IS Managed Risk Asset Allocation Fund	12/31/2019	$ 13.43	$ 15.65	422,437
	12/31/2018	14.30	13.43	383,142
	12/31/2017	12.61	14.30	349,102
	12/31/2016	11.90	12.61	246,112
	12/31/2015	12.18	11.90	181,084
39

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
American Funds IS New World Fund	12/31/2019	$ 24.33	$ 30.96	418,837
	12/31/2018	28.74	24.33	400,023
	12/31/2017	22.54	28.74	362,836
	12/31/2016	21.73	22.54	329,067
	12/31/2015	22.77	21.73	82,419
	12/31/2014	24.81*	22.77	22,324
BlackRock High Yield V.I. III	12/31/2019	$ 7.25	$ 8.22	110,639
	12/31/2018	7.56	7.25	58,728
	12/31/2017	$ 7.38*	7.56	35,777
BNY Mellon Small Cap Stock Index Portfolio –Service Shares (formerly Dreyfus)	12/31/2019	$ 30.98	$ 37.39	3,722,870
	12/31/2018	34.46	30.98	3,864,269
	12/31/2017	31.04	34.46	4,076,987
	12/31/2016	24.99	31.04	4,198,715
	12/31/2015	25.91	24.99	238,601
	12/31/2014	24.95	25.91	152,744
	12/31/2013	17.95	24.95	111,060
	12/31/2012	15.70	17.95	60,619
	12/31/2011	15.80	15.70	47,441
	12/31/2010	12.71	15.80	39,366
Calvert VP S&P Mid Cap 400 Index Portfolio	12/31/2019	$122.06	$151.38	1,622,088
	12/31/2018	139.78	122.06	1,711,073
	12/31/2017	122.40	139.78	1,812,265
	12/31/2016	103.29	122.40	1,884,833
	12/31/2015	107.70	103.29	67,674
	12/31/2014	100.05	107.70	38,809
	12/31/2013	76.45	100.05	29,534
	12/31/2012	66.15	76.45	13,690
	12/31/2011	68.65	66.15	7,629
	12/31/2010	63.50*	68.65	1,871
ClearBridge Variable Small Cap Growth I	12/31/2019	$ 28.49*	$ 30.05	12,110
Fidelity ® VIP Freedom 2015 PortfolioSM SC2	12/31/2019	$ 13.64	$ 15.89	92,293
	12/31/2018	14.58	13.64	76,179
	12/31/2017	12.86	14.58	73,662
	12/31/2016	12.34	12.86	40,357
	12/31/2015	12.95*	12.34	15,585
Fidelity ® VP Freedom 2025 PortfolioSM SC2	12/31/2019	$ 14.44	$ 17.33	541,824
	12/31/2018	15.68	14.44	487,403
	12/31/2017	13.51	15.68	444,405
	12/31/2016	12.90	13.51	268,364
	12/31/2015	13.63*	12.90	82,107
Fidelity ® VIP Freedom 2035 PortfolioSM SC2	12/31/2019	$ 21.90	$ 27.52	618,148
	12/31/2018	24.51	21.90	529,286
	12/31/2017	20.16	24.51	431,819
	12/31/2016	19.16	20.16	292,134
	12/31/2015	20.44*	19.16	135,920
40

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Fidelity ® VIP Freedom 2045 PortfolioSM SC2	12/31/2019	$ 20.68	$ 26.19	475,037
	12/31/2018	23.30	20.68	396,113
	12/31/2017	19.13	23.30	310,416
	12/31/2016	18.18	19.13	179,513
	12/31/2015	19.39*	18.18	60,078
Fidelity ® FundsManager 20% SC2	12/31/2019	$ 11.50	$ 12.51	274,467
	12/31/2018	11.86	11.50	306,663
	12/31/2017	11.21	11.86	355,913
	12/31/2016	11.05	11.21	339,839
	12/31/2015	11.36*	11.05	20,500
Fidelity ® FundsManager 50% SC2	12/31/2019	$ 12.88	$ 14.97	615,847
	12/31/2018	13.78	12.88	588,429
	12/31/2017	12.22	13.78	599,722
	12/31/2016	11.88	12.22	542,606
	12/31/2015	12.38*	11.88	20,276
Fidelity ® FundsManager 60% SC2	12/31/2019	$ 12.22	$ 14.51	2,609,271
	12/31/2018	13.24	12.22	2,610,588
	12/31/2017	11.48	13.24	2,539,597
	12/31/2016	11.10	11.48	2,327,991
	12/31/2015	11.61*	11.10	224,626
Fidelity ® FundsManager 70% SC2	12/31/2019	$ 13.40	$ 16.21	2,017,621
	12/31/2018	14.70	13.40	1,940,336
	12/31/2017	12.51	14.70	1,806,160
	12/31/2016	12.08	12.51	1,651,114
	12/31/2015	12.68*	12.08	148,561
Fidelity ® FundsManager 85% SC2	12/31/2019	$ 13.52	$ 16.84	1,240,753
	12/31/2018	15.06	13.52	1,164,789
	12/31/2017	12.40	15.06	1,069,933
	12/31/2016	11.90	12.40	904,565
	12/31/2015	12.57*	11.90	90,415
Fidelity ® VIP Index 500 Portfolio SC2	12/31/2019	$304.33	$393.84	1,334,220
	12/31/2018	323.48	304.33	1,404,988
	12/31/2017	269.76	323.48	1,479,703
	12/31/2016	244.76	269.76	1,530,551
	12/31/2015	245.18	244.76	420,315
	12/31/2014	219.12	245.18	408,920
	12/31/2013	168.15	219.12	406,436
	12/31/2012	147.21	168.15	401,405
	12/31/2011	146.39	147.21	411,762
	12/31/2010	129.13	146.39	418,636
41

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Fidelity ® VIP Investment Grade Bond Portfolio SC2	12/31/2019	$ 21.63	$ 23.37	1,402,303
	12/31/2018	22.08	21.63	1,420,337
	12/31/2017	21.50	22.08	1,434,217
	12/31/2016	20.83	21.50	1,343,431
	12/31/2015	21.28	20.83	1,321,951
	12/31/2014	20.40	21.28	1,262,579
	12/31/2013	21.08	20.40	1,265,188
	12/31/2012	20.21	21.08	1,240,859
	12/31/2011	19.11	20.21	1,202,724
	12/31/2010	17.99	19.11	1,205,363
Fidelity ® VIP Overseas Portfolio SC2(2)	12/31/2019	$ 27.20	$ 34.25	1,849,366
	12/31/2018	32.43	27.20	1,908,726
	12/31/2017	25.26	32.43	1,917,665
	12/31/2016	27.00	25.26	1,939,864
	12/31/2015	26.46	27.00	1,899,799
	12/31/2014	29.22	26.46	1,873,166
	12/31/2013	22.72	29.22	1,789,436
	12/31/2012	19.11	22.72	1,757,816
	12/31/2011	23.40	19.11	1,734,674
	12/31/2010	20.99	23.40	1,660,609
Fidelity ® VIP Real Estate SC2	12/31/2019	$ 19.61	$ 23.81	766,410
	12/31/2018	21.23	19.61	779,254
	12/31/2017	20.71	21.23	767,550
	12/31/2016	19.88	20.71	723,340
	12/31/2015	19.45*	19.88	42,993
JPMorgan Insurance Trust U.S. Equity Portfolio	12/31/2019	$ 32.32	$ 42.06	891,206
	12/31/2018	34.88	32.32	921,779
	12/31/2017	28.87	34.88	955,114
	12/31/2016	26.35	28.87	966,155
	12/31/2015	26.45	26.35	974,651
	12/31/2014	23.51	26.45	936,395
	12/31/2013	17.47	23.51	985,859
	12/31/2012	15.03	17.47	1,049,270
	12/31/2011	15.51	15.03	1,127,274
	12/31/2010	13.82	15.51	1,178,422
JPMorgan Small Cap Value Fund(1)	12/31/2019	$ 26.76	$ 31.41	73,977
	12/31/2018	31.62	26.76	71,753
	12/31/2017	31.11	31.62	58,284
	12/31/2016	24.25	31.11	35,038
	12/31/2015	26.64*	24.25	15,233
42

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Lord Abbett Series Fund Developing Growth Portfolio(2)	12/31/2019	$ 30.32	$ 39.46	174,322
	12/31/2018	29.27	30.32	175,270
	12/31/2017	22.81	29.27	145,357
	12/31/2016	23.71	22.81	115,297
	12/31/2015	26.16	23.71	88,954
	12/31/2014	25.54	26.16	37,906
	12/31/2013	18.17*	25.54	18,394
MFS VIT II International Growth Service	12/31/2019	$ 14.68*	$ 15.95	29,777
MFS VIT III Mid Cap Value Portfolio, Service Class	12/31/2019	$ 10.52	$ 13.58	278,561
	12/31/2018	12.05	10.52	260,566
	12/31/2017	10.76	12.05	246,389
	12/31/2016	9.41	10.76	171,370
	12/31/2015	10.14*	9.41	53,993
T. Rowe Price Government Money Portfolio	12/31/2019	$ 0.97	$ 0.98	15,454,300
	12/31/2018	0.97	0.97	15,853,757
	12/31/2017	0.98	0.97	16,101,642
	12/31/2016	0.99	0.98	5,919,496
	12/31/2015	1.01	0.99	5,933,694
	12/31/2014	1.02	1.01	5,839,342
	12/31/2013	1.03	1.02	6,140,883
	12/31/2012	1.04	1.03	7,076,553
	12/31/2011	1.06	1.04	6,854,771
	12/31/2010	1.07	1.06	4,783,922
Templeton Global Bond VIP Fund - Class 4(2)	12/31/2019	$ 21.67	$ 21.80	195,786
	12/31/2018	21.54	21.67	195,130
	12/31/2017	21.43	21.54	195,098
	12/31/2016	21.09	21.43	184,128
	12/31/2015	22.34	21.09	170,846
	12/31/2014	22.24	22.34	145,278
	12/31/2013	22.18	22.24	125,335
	12/31/2012	19.53	22.18	85,082
	12/31/2011	19.96	19.53	57,628
	12/31/2010	19.18*	19.96	28,377
Wells Fargo VT Discovery FundSM	12/31/2019	$ 39.09	$ 53.68	673,639
	12/31/2018	42.60	39.09	681,752
	12/31/2017	33.40	42.60	702,867
	12/31/2016	31.41	33.40	709,795
	12/31/2015	32.28	31.41	715,253
	12/31/2014	32.57	32.28	683,248
	12/31/2013	22.92	32.57	681,544
	12/31/2012	19.71	22.92	674,385
	12/31/2011	19.86	19.71	699,217
	12/31/2010	14.83	19.86	686,581
Vanguard VIF Global Bond Index	12/31/2019	$ 20.35*	$ 21.24	27,827
43

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Wilshire VIT Global Allocation Fund	12/31/2019	$ 29.26	$ 34.23	13,956,378
	12/31/2018	31.97	29.26	15,145,242
	12/31/2017	28.10	31.97	12,168,847
	12/31/2016	26.94	28.10	13,197,643
	12/31/2015	27.28	26.94	14,568,048
	12/31/2014	27.02	27.28	15,901,396
	12/31/2013	23.12	27.02	5,503,321
	12/31/2012	20.88	23.12	6,051,844
	12/31/2011	21.27	20.88	6,829,381
	12/31/2010	19.41	21.27	7,536,507
0.95 M&E
Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
American Funds IS Blue Chip Income and Growth Fund Class 4	12/31/2019	$ 17.63	$ 21.14	303,563
	12/31/2018	19.54	17.63	299,140
	12/31/2017	16.91	19.54	301,939
	12/31/2016	14.40	16.91	243,725
	12/31/2015	15.02	14.40	134,399
	12/31/2014	13.62*	15.02	23,785
American Funds IS Growth Fund	12/31/2019	$120.31	$155.46	45,683
	12/31/2018	122.07	120.31	44,867
	12/31/2017	96.28	122.07	45,852
	12/31/2016	88.99	96.28	37,930
	12/31/2015	84.28	88.99	25,116
	12/31/2014	78.04*	84.28	5,795
American Funds IS Managed Risk Asset Allocation Fund P2	12/31/2019	$ 13.62	$ 15.91	136,672
	12/31/2018	14.45	13.62	139,936
	12/31/2017	12.71	14.45	136,804
	12/31/2016	11.96	12.71	91,767
	12/31/2015	12.20	11.96	57,786
	12/31/2014	11.93*	12.20	11,700
American Funds IS New World Fund	12/31/2019	$ 24.69	$ 31.51	82,185
	12/31/2018	29.07	24.69	89,820
	12/31/2017	22.74	29.07	89,172
	12/31/2016	21.85	22.74	83,038
	12/31/2015	22.83	21.85	27,582
	12/31/2014	24.81*	22.83	7,306
BlackRock High Yield V.I. III	12/31/2019	$ 7.28	$ 8.29	18,925
	12/31/2018	7.57	7.28	7,699
	12/31/2017	7.38*	7.57	3,817
44

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
BNY Mellon Small Cap Stock Index Portfolio –Service Shares (formerly Dreyfus)	12/31/2019	$ 31.89	$ 38.61	260,025
	12/31/2018	35.37	31.89	279,873
	12/31/2017	31.77	35.37	301,373
	12/31/2016	25.50	31.77	302,462
	12/31/2015	26??	25.50	60,429
	12/31/2014	25.31	26.36	36,753
	12/31/2013	18.15	25.31	31,277
	12/31/2012	15.83	18.15	17,361
	12/31/2011	15.89	15.83	11,670
	12/31/2010	12.74	15.89	7,528
Calvert VP S&P Mid Cap 400 Index Portfolio	12/31/2019	$125.66	$156.31	93,331
	12/31/2018	143.47	125.66	98,243
	12/31/2017	125.26	143.47	106,725
	12/31/2016	105.39	125.26	111,494
	12/31/2015	109.57	105.39	14,750
	12/31/2014	101.48	109.57	8,144
	12/31/2013	77.32	101.48	5,361
	12/31/2012	66.70	77.32	2,305
	12/31/2011	69.03	66.70	671
	12/31/2010	63.50*	69.03	427
ClearBridge Variable Small Cap Growth I	12/31/2019	$ 28.49*	$ 30.14	506
Fidelity ® VIP Freedom 2015 PortfolioSM SC2	12/31/2019	$ 13.81	$ 16.14	28,996
	12/31/2018	14.72	13.81	20,693
	12/31/2017	12.95	14.72	21,709
	12/31/2016	12.38	12.95	16,907
	12/31/2015	12.95*	12.38	3,296
Fidelity ® VP Freedom 2025 PortfolioSM SC2	12/31/2019	$ 14.60	$ 17.58	104,279
	12/31/2018	15.82	14.60	116,933
	12/31/2017	13.58	15.82	136,315
	12/31/2016	12.93	13.58	121,037
	12/31/2015	13.63*	12.93	77,652
Fidelity ® VIP Freedom 2035 PortfolioSM SC2	12/31/2019	$ 22.14	$ 27.89	93,060
	12/31/2018	24.70	22.14	92,636
	12/31/2017	20.26	24.70	97,431
	12/31/2016	19.20	20.26	100,245
	12/31/2015	20.44*	19.20	44,394
Fidelity ® VIP Freedom 2045 PortfolioSM SC2	12/31/2019	$ 20.92	$ 26.58	47,578
	12/31/2018	23.50	20.92	50,736
	12/31/2017	19.24	23.50	49,745
	12/31/2016	18.23	19.24	37,148
	12/31/2015	19.39*	18.23	15,888
Fidelity ® FundsManager 20% SC2	12/31/2019	$ 11.62	$ 12.68	125,906
	12/31/2018	11.95	11.62	117,549
	12/31/2017	11.25	11.95	115,211
	12/31/2016	11.06	11.25	106,343
	12/31/2015	11.36*	11.06	3,333
45

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Fidelity ® FundsManager 50% SC2	12/31/2019	$ 13.03	$ 15.20	142,298
	12/31/2018	13.90	13.03	208,221
	12/31/2017	12.28	13.90	229,527
	12/31/2016	11.91	12.28	215,446
	12/31/2015	12.38*	11.91	55,081
Fidelity ® FundsManager 60% SC2	12/31/2019	$ 12.36	$ 14.72	446,493
	12/31/2018	13.35	12.36	467,700
	12/31/2017	11.54	13.35	482,679
	12/31/2016	11.13	11.54	431,455
	12/31/2015	11.61*	11.13	32,756
Fidelity ® FundsManager 70% SC2	12/31/2019	$ 13.55	$ 16.44	366,758
	12/31/2018	14.82	13.55	436,145
	12/31/2017	12.58	14.82	453,251
	12/31/2016	12.11	12.58	414,118
	12/31/2015	12.68*	12.11	48,866
Fidelity ® FundsManager 85% SC2	12/31/2019	$ 13.66	$ 17.07	165,809
	12/31/2018	15.17	13.66	166,393
	12/31/2017	12.46	15.17	197,699
	12/31/2016	11.93	12.46	179,547
	12/31/2015	12.57*	11.93	44,725
Fidelity ® VIP Index 500 Portfolio SC2	12/31/2019	$311.34	$404.10	91,426
	12/31/2018	329.93	311.34	97,442
	12/31/2017	274.33	329.93	107,601
	12/31/2016	248.17	274.33	108,778
	12/31/2015	247.85	248.17	35,969
	12/31/2014	220.85	247.85	31,199
	12/31/2013	168.98	220.85	29,792
	12/31/2012	147.50	168.98	28,985
	12/31/2011	146.26	147.50	27,959
	12/31/2010	128.64	146.26	30,258
Fidelity ® VIP Investment Grade Bond Portfolio SC2	12/31/2019	$ 22.76	$ 24.66	208,968
	12/31/2018	23.16	22.76	208,134
	12/31/2017	22.48	23.16	229,400
	12/31/2016	21.72	22.48	209,156
	12/31/2015	22.12	21.72	189,591
	12/31/2014	21.14	22.12	163,652
	12/31/2013	21.79	21.14	148,629
	12/31/2012	20.83	21.79	160,590
	12/31/2011	19.64	20.83	137,995
	12/31/2010	18.43	19.64	149,626
46

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Fidelity ® VIP Overseas Portfolio SC2(2)	12/31/2019	$ 28.72	$ 36.27	150,231
	12/31/2018	34.14	28.72	164,475
	12/31/2017	26.51	34.14	177,616
	12/31/2016	28.25	26.51	185,886
	12/31/2015	27.61	28.25	172,289
	12/31/2014	30.39	27.61	160,183
	12/31/2013	23.57	30.39	151,596
	12/31/2012	19.76	23.57	153,710
	12/31/2011	24.13	19.76	158,239
	12/31/2010	21.58	24.13	153,363
Fidelity ® VIP Real Estate SC2	12/31/2019	$ 19.82	$ 24.14	119,364
	12/31/2018	21.39	19.82	131,910
	12/31/2017	20.81	21.39	145,245
	12/31/2016	19.92	20.81	141,361
	12/31/2015	19.45*	19.92	23,111
JPMorgan Insurance Trust U.S. Equity Portfolio	12/31/2019	$ 33.25	$ 43.40	76,170
	12/31/2018	35.78	33.25	79,090
	12/31/2017	29.52	35.78	77,721
	12/31/2016	26.86	29.52	69,422
	12/31/2015	26.89	26.86	51,150
	12/31/2014	23.83	26.89	23,056
	12/31/2013	17.66	23.83	20,024
	12/31/2012	15.15	17.66	34,925
	12/31/2011	15.58	15.15	42,724
	12/31/2010	13.84	15.58	55,017
JPMorgan Small Cap Value Fund(1)	12/31/2019	$ 27.07	$ 31.87	16,718
	12/31/2018	31.89	27.07	18,047
	12/31/2017	31.28	31.89	20,204
	12/31/2016	24.31	31.28	14,458
	12/31/2015	26.64*	24.31	5,111
Lord Abbett Series Fund Developing Growth Portfolio(2)	12/31/2019	$ 30.86	$ 40.28	38,716
	12/31/2018	29.70	30.86	41,849
	12/31/2017	23.08	29.70	42,120
	12/31/2016	23.92	23.08	34,311
	12/31/2015	26.31	23.92	27,148
	12/31/2014	25.61	26.31	11,708
	12/31/2013	18.17*	25.61	4,932
MFS VIT II International Growth Service	12/31/2019	$ 14.68*	$ 16.00	632
MFS VIT III Mid Cap Value Portfolio, Service Class	12/31/2019	$ 10.63	$ 13.77	76,063
	12/31/2018	12.15	10.63	80,134
	12/31/2017	10.81	12.15	89,702
	12/31/2016	9.43	10.81	54,125
	12/31/2015	10.14*	9.43	19,735
47

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
T. Rowe Price Government Money Portfolio	12/31/2019	$ 1.01	$ 1.02	1,561,020
	12/31/2018	1.08	1.01	1,992,940
	12/31/2017	1.01	1.08	2,536,956
	12/31/2016	1.02	1.01	1,245,009
	12/31/2015	1.03	1.02	579,003
	12/31/2014	1.04	1.03	625,470
	12/31/2013	1.05	1.04	535,174
	12/31/2012	1.06	1.05	608,424
	12/31/2011	1.07	1.06	720,996
	12/31/2010	1.08	1.07	672,661
Templeton Global Bond VIP Fund - Class 4(2)	12/31/2019	$ 22.28	$ 22.47	48,137
	12/31/2018	22.07	22.28	52,615
	12/31/2017	21.89	22.07	58,276
	12/31/2016	21.49	21.89	46,854
	12/31/2015	22.69	21.49	54,527
	12/31/2014	22.52	22.69	38,502
	12/31/2013	22.39	22.52	22,602
	12/31/2012	19.66	22.39	12,275
	12/31/2011	20.02	19.66	3,875
	12/31/2010	19.18*	20.03	3,293
Wells Fargo VT Discovery FundSM	12/31/2019	$ 40.70	$ 56.06	74,943
	12/31/2018	44.22	40.70	79,946
	12/31/2017	34.56	44.22	80,694
	12/31/2016	32.41	34.56	75,785
	12/31/2015	33.21	32.41	81,834
	12/31/2014	33.40	33.21	64,099
	12/31/2013	23.44	33.40	61,034
	12/31/2012	20.10	23.44	45,880
	12/31/2011	20.20	20.10	39,736
	12/31/2010	15.04	20.20	36,921
Vanguard VIF Global Bond Index	12/31/2019	$ 20.35*	$ 21.29	2,016
Wilshire VIT Global Allocation Fund	12/31/2019	$ 30.90	$ 36.25	350,341
	12/31/2018	33.65	30.90	395,428
	12/31/2017	29.50	33.65	164,855
	12/31/2016	28.19	29.50	182,637
	12/31/2015	28.46	28.19	212,473
	12/31/2014	28.11	28.46	246,737
	12/31/2013	23.98	28.11	64,490
	12/31/2012	21.59	23.98	69,423
	12/31/2011	21.93	21.59	82,747
	12/31/2010	17.05	21.93	77,853
*	Inception price on date Underlying Fund was added to the Separate Account.
(1)	These Subaccounts are not available as investment options in Non-Qualified Contracts.
(2)	On and after May 1, 2019, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccounts.
However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts:
Fidelity VIP Overseas Portfolio
Lord Abbett Developing Growth Portfolio
Templeton Global Bond Securities Fund Class 4
48